UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II

BlackRock Dynamic High Income Portfolio

BlackRock Global Dividend Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55

East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Dynamic High Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ALM VI Ltd., Series 2012-6A, Class CR, 4.91%, 7/15/26 (a)(b)	USD	1,000	$1,005,740
ALM XIX Ltd., Series 2016-19A, Class D, 8.51%, 7/15/28 (a)(b)		750	761,597
AMMC CLO IX Ltd., Series 2011-9A, Class ER, 8.81%, 1/15/22 (a)(b)		500	501,114
AMMC CLO Ltd.:
Series 2014-15A, Class D, 5.31%, 12/09/26 (a)(b)		1,000	1,006,686
Series 2016-18A, Class D, 6.05%, 5/26/28 (a)(b)		700	711,605
AMMC CLO XIII Ltd., Series 2013-13A, Class B1L, 4.75%, 1/26/26 (a)(b)		1,050	1,054,684
Anchorage Capital CLO Ltd., Series 2014-4A, Class CR, 4.57%, 7/28/26 (a)(b)		250	250,000
Apidos CLO XVI, Series 2013-16A, Class C, 4.41%, 1/19/25 (a)(b)		250	250,293
Apidos CLO XX, Series 2015-20A, Class C, 4.86%, 1/16/27 (a)(b)		500	500,977
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.41%, 10/17/24 (a)(b)		500	501,603
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 7.33%, 12/05/25 (a)(b)		500	502,907
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.41%, 7/18/28 (a)(b)		1,000	1,017,137
Atrium X, Series 10A, Class D, 4.66%, 7/16/25 (a)(b)		750	751,742
Atrium XI, Series 11A, Class DR, 4.30%, 10/23/25 (a)(b)		1,000	993,183
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE9, Class 3A, 1.13%, 11/25/36 (b)		178	158,376
Bear Stearns Asset Backed Securities Trust, Series 2004-HE3, Class M2, 2.72%, 4/25/34 (b)		158	148,595
Carlyle Global Market Strategies CLO Ltd.:
Series 2014-3A, Class D1, 6.27%, 7/27/26 (a)(b)		640	635,991
Series 2015-1A, Class E1, 6.46%, 4/20/27 (a)(b)		500	492,833
Series 2015-4A, Class SBB1, 9.66%, 10/20/27 (a)(b)		497	499,617
Series 2016-1A, Class D, 8.76%, 4/20/27 (a)(b)		750	759,746
Carrington Mortgage Loan Trust:
Series 2006-NC3, Class A4, 1.23%, 8/25/36 (b)		300	182,697
Series 2006-NC5, Class A3, 1.14%, 1/25/37 (b)		240	164,443
Catskill Park CLO Ltd., Series 2017-1A, Class C, 0.00%, 4/20/29 (a)(b)		250	250,000

Asset-Backed Securities		Par (000)	Value
Cedar Funding III CLO Ltd., Series 2014-3A, Class E, 5.95%, 5/20/26 (a)(b)	USD	500	$487,526
Cedar Funding IV CLO Ltd., Series 2014-4A, Class DR, 4.81%, 7/23/30 (a)(b)		500	500,000
CIFC Funding Ltd.:
Series 2014-4A, Class D, 4.56%, 10/17/26 (a)(b)		1,000	1,005,496
Series 2017-1A, Class D, 4.38%, 4/23/29 (a)(b)		500	498,773
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		564	592,473
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 1.14%, 10/15/36 (b)		254	219,836
Dryden 40 Senior Loan Fund, Series 2015-40A, Class E, 6.99%, 8/15/28 (a)(b)		750	757,150
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class DR, 4.51%, 4/18/26 (a)(b)		1,000	1,005,721
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class D, 4.67%, 10/29/26 (a)(b)		750	751,240
Grippen Park CLO Ltd., Series 2017-1A, Class D, 4.55%, 1/20/30 (a)(b)		500	494,625
Highbridge Loan Management Ltd.:
Series 6A-2015, Class D, 4.82%, 5/05/27 (a)(b)		500	499,150
Series 6A-2015, Class E1, 6.62%, 5/05/27 (a)(b)		500	484,085
Invitation Homes Trust:
Series 2014-SFR3, Class E, 5.49%, 12/17/31 (a)(b)		700	701,152
Series 2015-SFR3, Class E, 4.74%, 8/17/32 (a)(b)		400	407,083
Long Beach Mortgage Loan Trust:
Series 2006-2, Class 2A3, 1.18%, 3/25/46 (b)		413	191,616
Series 2006-3, Class 2A3, 1.17%, 5/25/46 (b)		332	146,103
Series 2006-3, Class 2A4, 1.26%, 5/25/46 (b)		302	135,825
Series 2006-4, Class 1A, 1.14%, 5/25/36 (b)		630	390,184
MASTR Asset Backed Securities Trust,
Series 2007-HE1, Class A4, 1.27%, 5/25/37 (b)		650	397,288
MP CLO VI Ltd., Series 2014-2A, Class DR, 4.66%, 1/15/27 (a)(b)		1,000	1,000,726
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class CR, 5.43%, 11/14/27 (a)(b)		250	252,009

Portfolio Abbreviations
ADR	American Depositary Receipts	FKA	Formerly Known As	PJSC	Public Joint Stock Company
AKA	Also Known As	GBP	British Pound	REMIC	Real Estate Mortgage Investment Conduit
ARS	Argentine Peso	GDR	Global Depositary Receipts	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	INR	Indian Rupee	SCA	Svenska Cellulosa Aktiebolaget
CNH	Chinese Yuan Offshore	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Yuan	MLP	Master Limited Partnership	SPDR	Standard & Poor’s Depositary Receipts
DAC	Designated Activity Company	MXN	Mexican Peso	TRY	Turkish Lira
DKK	Danish Krone	NVDR	Non-Voting Depository Receipts	USD	US Dollar
ETF	Exchange-Traded Fund	OTC	Over-the-counter	ZAR	South African Rand
EUR	Euro	PIK	Payment-in-kind

BLACKROCK FUNDS II	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Asset-Backed Securities		Par (000)	Value
Oakwood Mortgage Investors, Inc., Series 1998-D, Class M1, 7.42%, 1/15/29 (a)	USD	437	$446,455
Octagon Investment Partners 26 Ltd., Series 2016-1A, Class E, 9.01%, 4/15/27 (a)(b)		750	759,181
OZLM XI Ltd., Series 2015-11A, Class C2, 4.92%, 1/30/27 (a)(b)		500	500,914
Progress Residential Trust, Series 2015-SFR3, Class F, 6.64%, 11/12/32 (a)		500	520,938
RASC Trust, Series 2002-KS4, Class AIIA, 1.49%, 7/25/32 (b)		559	495,893
Sound Point CLO III Ltd., Series 2013-2A, Class DR, 4.51%, 7/15/25 (a)(b)		500	500,000
Voya CLO Ltd.:
Series 2012-2A, Class ER, 7.16%, 10/15/22 (a)(b)		500	500,636
Series 2014-4A, Class C, 5.16%, 10/14/26 (a)(b)		250	250,945
Series 2015-2A, Class D, 4.55%, 7/23/27 (a)(b)		1,000	998,952
Westcott Park CLO Ltd., Series 2016-1A, Class E, 8.36%, 7/20/28 (a)(b)		500	506,455
York CLO 4 Ltd., Series 2016-2A, Class D, 5.26%, 1/20/30 (a)(b)		500	504,764
Total Asset-Backed Securities — 9.4%			30,004,760

Common Stocks		Shares	Value
Equity Real Estate Investment Trusts (REITs) — 4.8%
Assura PLC		747,745	593,195
British Land Co. PLC		65,592	557,741
Charter Hall Retail REIT		145,343	486,504
EPR Properties		13,015	946,321
Eurocommercial Properties NV		12,472	484,672
First Industrial Realty Trust, Inc.		18,092	509,109
Ichigo Hotel REIT Investment Corp.		174	169,640
Ingenia Communities Group		181,531	372,449
Japan Rental Housing Investments, Inc.		790	567,746
Japan Senior Living Investment Corp.		117	139,067
Kenedix Retail REIT Corp.		57	124,157
Liberty Property Trust		12,476	506,151
Link REIT		75,500	542,692
National Storage REIT		476,936	531,849
NSI NV		41,285	174,311
Ramco-Gershenson Properties Trust		44,707	595,944
Retail Properties of America, Inc., Class A		52,500	700,350
Secure Income REIT PLC		141,326	640,661
Simon Property Group, Inc.		2,195	362,746
STAG Industrial, Inc.		23,645	623,282
Target Healthcare REIT Ltd.		210,985	322,457
Tritax Big Box REIT PLC		214,372	388,717
UDR, Inc.		21,372	798,030
Unibail-Rodamco SE		2,011	493,785
Vastned Retail NV		12,257	457,892
VEREIT, Inc.		46,375	388,159
Viva Energy REIT		242,155	437,110
Weingarten Realty Investors		25,837	846,678
Wereldhave NV		13,952	642,432
Westfield Corp.		128,409	873,242

			15,277,089
Oil, Gas & Consumable Fuels — 6.5%
Antero Midstream Partners LP — MLP (c)		10,089	343,228

Common Stocks		Shares	Value
Oil, Gas & Consumable Fuels (continued)
Boardwalk Pipeline Partners LP — MLP (c)		19,400	$351,916
DCP Midstream LP — MLP (c)		7,786	295,012
Delek Logistics Partners LP — MLP (c)		6,411	207,716
Dominion Energy Midstream Partners LP — MLP (c)		12,633	398,571
Energy Transfer Equity LP — MLP (c)		8,328	155,400
Energy Transfer LP — MLP (c)		59,072	2,133,681
EnLink Midstream Partners LP — MLP (c)		15,657	277,912
Enterprise Products Partners LP — MLP (c)		87,710	2,396,237
EQT Midstream Partners LP — MLP (c)		12,283	958,565
Genesis Energy LP — MLP (c)		20,895	654,849
Magellan Midstream Partners LP — MLP (c)		29,306	2,177,436
MPLX LP — MLP (c)		46,180	1,626,921
ONEOK Partners LP — MLP (c)		24,554	1,263,549
ONEOK, Inc.		4,148	218,226
Phillips 66 Partners LP — MLP (c)		6,182	325,668
Plains All American Pipeline LP — MLP (c)		61,868	1,809,639
Shell Midstream Partners LP — MLP (c)		21,026	673,463
Sunoco Logistics Partners LP — MLP (c)		36,086	863,899
Targa Resources Corp.		6,846	377,420
Tesoro Logistics LP — MLP (c)		11,924	654,151
Valero Energy Partners LP — MLP (c)		6,585	312,788
Western Gas Partners LP — MLP (c)		12,674	744,091
Williams Cos., Inc.		2,459	75,319
Williams Partners LP — MLP (c)		36,523	1,494,886

			20,790,543
Real Estate Management & Development — 0.5%
Atrium European Real Estate Ltd.		1,681	7,086
Croesus Retail Trust		533,464	372,277
Entra ASA (a)		37,625	431,640
First Capital Realty, Inc.		55,368	804,733

			1,615,736
Total Common Stocks — 11.8%			37,683,368

Corporate Bonds		Par (000)	Value
Airlines — 0.2%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20	USD	200	197,800
Latam Finance Ltd., 6.88%, 4/11/24 (a)		200	203,200
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		250	261,250

			662,250
Banks — 0.5%
Al Ahli Bank of Kuwait KSCP, 3.50%, 4/05/22		200	201,250
Banco Inbursa SA Institucion de Banca Multiple, 4.13%, 6/06/24 (a)		150	150,750
Bank Rakyat Indonesia Persero Tbk PT, 2.95%, 3/28/18		200	200,256
Popular, Inc., 7.00%, 7/01/19		220	228,800
Santander UK PLC, 5.00%, 11/07/23 (a)		400	420,221
SunTrust Banks, Inc., 5.63% (b)(d)		375	393,281

			1,594,558
Beverages — 0.0%
Central American Bottling Corp., 5.75%, 1/31/27 (a)		150	159,015
Capital Markets — 0.4%
Credit Suisse AG, 6.50%, 8/08/23 (a)		200	222,708

2	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
Deutsche Bank AG, 4.30%, 5/24/28 (b)	USD	825	$791,815
Modernland Overseas Pte. Ltd., 6.95%, 4/13/24		200	200,000

			1,214,523
Chemicals — 0.1%
Rock International Investment, Inc., 6.63%, 3/27/20		200	199,006
Commercial Services & Supplies — 0.0%
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (a)		150	157,313
Construction Materials — 0.1%
Tecnoglass, Inc., 8.20%, 1/31/22 (a)		200	210,000
Diversified Financial Services — 0.4%
ABQ Finance Ltd., 3.50%, 2/22/22		200	200,532
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22		200	200,113
3.50%, 4/05/27		200	200,651
Prime Bloom Holdings Ltd., 7.50%, 12/19/19		200	205,485
Reward International Investment Ltd., 7.25%, 1/25/20		245	249,276
SURA Asset Management SA, 4.38%, 4/11/27 (a)		150	150,255

			1,206,312
Electric Utilities — 0.3%
AES Argentina Generacion SA, 7.75%, 2/02/24 (a)		150	156,689
Emera, Inc., 6.75%, 6/15/76 (b)		600	660,750
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (a)		150	160,357
Pampa Energia SA, 7.50%, 1/24/27 (a)		150	159,750

			1,137,546
Equity Real Estate Investment Trusts (REITs) — 0.1%
Trust F/1401, 6.95%, 1/30/44		200	206,000
Food Products — 0.3%
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22		250	247,745
MARB BondCo PLC, 7.00%, 3/15/24		200	202,240
Minerva Luxembourg SA, 6.50%, 9/20/26 (a)		200	198,498
Want Want China Finance Ltd., 2.88%, 4/27/22		200	199,202

			847,685
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados Holdings, Inc., 5.88%, 4/04/27 (a)		100	100,041
Studio City Co. Ltd., 7.25%, 11/30/21		200	214,400

			314,441
Household Durables — 0.1%
PB International BV, 7.63%, 1/26/22		200	207,993
Independent Power and Renewable Electricity Producers — 0.2%
Genneia SA, 8.75%, 1/20/22 (a)		150	160,875
Neerg Energy Ltd., 6.00%, 2/13/22		400	403,949
Stoneway Capital Corp., 10.00%, 3/01/27 (a)		150	157,500

			722,324
Insurance — 0.3%
Genworth Holdings, Inc., 4.80%, 2/15/24		300	249,000
Glen Meadow Pass-Through Trust, 3.31%, 2/12/67 (a)(b)		437	382,921
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		400	380,746

			1,012,667

Corporate Bonds		Par (000)	Value
Leisure Products — 0.2%
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 8/24/20 (a)(e)	USD	506	$523,522
Metals & Mining — 0.6%
Fortune Star BVI Ltd., 5.25%, 3/23/22		250	253,385
JSW Steel Ltd., 5.25%, 4/13/22		400	404,014
Shougang Corp., 3.38%, 12/09/19		200	200,556
Vale Overseas Ltd., 6.25%, 8/10/26		150	163,920
Vedanta Resources PLC:
6.38%, 7/30/22		225	228,037
7.13%, 5/31/23		600	627,000

			1,876,912
Oil, Gas & Consumable Fuels — 0.4%
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		425	439,890
GNL Quintero SA, 4.63%, 7/31/29 (a)		200	208,250
HPCL-Mittal Energy Ltd., 5.25%, 4/28/27		200	203,066
Petron Corp., 7.50% (b)(d)		200	209,500
Raizen Fuels Finance SA, 5.30%, 1/20/27 (a)		200	206,802

			1,267,508
Paper & Forest Products — 0.0%
Suzano Trading Ltd., 5.88%, 1/23/21 (a)		100	106,650
Real Estate Management & Development — 1.2%
China Aoyuan Property Group Ltd.:
10.88%, 5/26/18		200	213,639
6.35%, 1/11/20		200	206,505
China Evergrande Group:
7.00%, 3/23/20		200	203,393
8.25%, 3/23/22		200	207,974
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		200	214,252
Easy Tactic Ltd., 5.75%, 1/13/22		400	409,938
Ezdan Sukuk Co. Ltd., 4.88%, 4/05/22		200	203,460
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		200	200,876
Guorui Properties Ltd., 7.00%, 3/21/20		200	201,492
Jingrui Holdings Ltd., 7.75%, 4/12/20		200	197,767
Kaisa Group Holdings Ltd.:
Series B, 7.56% (7.56% Cash or 7.56% PIK), 6/30/20 (e)		66	64,489
Series C, 7.56% (7.56% Cash or 7.56% PIK), 12/31/20 (e)		38	37,136
Series D, 7.56% (7.56% Cash or 7.56% PIK), 6/30/21 (e)		50	49,954
KWG Property Holding Ltd., 8.98%, 1/14/19		300	313,492
Times Property Holdings Ltd.:
6.25%, 1/23/20		200	205,765
5.75%, 4/26/22		200	200,507
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19		200	204,964
Xinhu BVI Holding Co. Ltd., 6.00%, 3/01/20		200	201,491
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		200	205,969

			3,743,063
Specialty Retail — 0.3%
Baoxin Auto Finance I Ltd., 8.75% (b)(d)		200	210,003
GOME Electrical Appliances Holding Ltd., 5.00%, 3/10/20		200	202,117
JD.com, Inc., 3.88%, 4/29/26		500	493,915

			906,035
Technology Hardware, Storage & Peripherals — 0.1%
Proven Glory Capital Ltd.:
3.25%, 2/21/22		225	224,436
4.00%, 2/21/27		200	199,059

			423,495

BLACKROCK FUNDS II	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21	USD	200	$216,221
Trading Companies & Distributors — 0.0%
Noble Group Ltd., 8.75%, 3/09/22		200	197,649
Transportation Infrastructure — 0.3%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (a)		200	202,872
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (a)		150	158,325
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (a)		200	214,176
Rumo Luxembourg S.à r.l., 7.38%, 2/09/24 (a)		200	208,400
Wuhan Metro Group Co. Ltd., 2.38%, 11/08/19		200	198,057

			981,830
Wireless Telecommunication Services — 0.1%
Banglalink Digital Communications Ltd., 8.63%, 5/06/19		200	208,820
Total Corporate Bonds — 6.4%			20,303,338

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 0.3%
Merrill Lynch International & Co. (Rockwell Collins, Inc.), 8.59%, 6/07/17		8	843,086
Airlines — 0.3%
Merrill Lynch International & Co. (Delta Air Lines, Inc.), 21.14%, 6/07/17		21	981,635
Banks — 2.5%
Barclays Bank PLC (Banco Santander SA), 12.30%, 7/25/17	EUR	129	852,538
Barclays Bank PLC (BB&T Corp.), 10.20%, 7/18/17	USD	20	847,355
BNP Paribas Arbitrage Issuance BV (Citigroup, Inc.), 10.25%, 6/01/17		17	1,014,914
BNP Paribas Arbitrage Issuance BV (JPMorgan Chase & Co.), 14.08%, 6/01/17		12	1,019,655
Merrill Lynch International & Co. (Citizens Financial Group, Inc.), 17.11%, 6/07/17		24	857,490
Nomura Bank International PLC (Bank of America Corp.), 13.37%, 7/18/17		41	1,000,898
Nomura Bank International PLC (Comerica, Inc.):
13.97%, 7/14/17		6	438,969
13.62%, 7/17/17		6	438,563
Nomura Holdings, Inc. (KeyCorp), 13.10%, 7/18/17		47	858,254
Royal Bank of Canada (M&T Bank Corp.), 10.48%, 7/13/17		5	762,219

			8,090,855
Beverages — 0.3%
JP Morgan Structured Products BV (Molson Coors Brewing Co.), 10.12%, 5/02/17		8	809,467
Biotechnology — 0.6%
Citigroup Global Markets Holdings (Celegene Corp.), 12.41%, 5/04/17		7	878,041
Merrill Lynch International & Co. (Biogen, Inc.), 8.84%, 7/24/17		3	947,934

			1,825,975
Building Products — 0.5%
JP Morgan Structured Products BV (Johnson Controls International PLC), 16.40%, 5/01/17		18	751,279

Equity-Linked Notes		Par (000)	Value
Building Products (continued)
Merrill Lynch International & Co. (Fortune Brands Home & Security, Inc.), 8.52%, 5/04/17	USD	15	$883,085

			1,634,364
Capital Markets — 2.0%
Barclays Bank PLC (TD Ameritrade Holding Corp.):
10.94%, 7/17/17		11	425,835
10.91%, 7/18/17		11	425,689
BNP Paribas SA (State Street Corp.):
9.68%, 7/24/17		5	426,657
9.69%, 7/25/17		5	426,657
Merrill Lynch International & Co. (Ameriprise Financial, Inc.):
12.35%, 7/24/17		3	423,749
12.65%, 7/25/17		3	423,783
Nomura Bank International PLC (Charles Schwab Corp.), 14.50%, 7/17/17		27	1,024,223
Nomura Holdings, Inc. (E*TRADE Financial Corp.), 13.60%, 7/20/17		25	848,955
Société Générale SA (Goldman Sachs Group, Inc.), 9.36%, 7/18/17		5	1,018,013
Société Générale SA (Morgan Stanley), 13.18%, 7/18/17		24	1,023,868

			6,467,429
Chemicals — 0.8%
BNP Paribas Arbitrage Issuance BV (Koninklijke DSM NV), 6.83%, 5/02/17	EUR	13	912,284
JP Morgan Structured Products BV (Scotts Miracle-Gro Co., Class A), 7.51%, 5/03/17	USD	8	785,530
Nomura International Funding Pte. Ltd. (Mitsui Chemicals, Inc.), 21.95%, 5/12/17	JPY	169	869,385

			2,567,199
Construction & Engineering — 0.2%
Nomura International Funding Pte. Ltd. (Kajima Corp.), 9.97%, 5/11/17		106	718,214
Construction Materials — 0.5%
Credit Suisse AG (Vulcan Materials Co.), 11.90%, 5/08/17	USD	6	768,918
Royal Bank of Canada (Eagle Materials):
15.08%, 5/17/17		4	354,255
15.01%, 5/18/17		4	354,322

			1,477,495
Electrical Equipment — 0.8%
Barclays Bank PLC (Schneider Electric SE):
24.04%, 5/25/17	EUR	5	389,423
23.74%, 5/26/17		5	389,181
BNP Paribas Arbitrage Issuance BV (Legrand SA), 9.19%, 5/10/17		15	923,606
Merrill Lynch International & Co. (Rockwell Automation, Inc.):
9.37%, 7/24/17	USD	3	424,615
9.36%, 7/25/17		3	424,615

			2,551,440
Energy Equipment & Services — 0.3%
Nomura Bank International PLC (Baker Hughes, Inc.):
10.41%, 7/21/17		7	428,636
10.16%, 7/24/17		7	428,636

			857,272
Food & Staples Retailing — 1.0%
Canadian Imperial Bank of Commerce (Costco Wholesale Corp.), 7.70%, 5/24/17		4	767,350
Canadian Imperial Bank of Commerce (Kroger Co.), 13.64%, 6/13/17		26	754,818

4	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Food & Staples Retailing (continued)
Royal Bank of Canada (Walgreens Boots Alliance, Inc.), 15.44%, 6/01/17	USD	9	$777,853
SGA Société Générale Acceptance NV (CVS Health Corp.), 10.22%, 5/02/17		11	883,683

			3,183,704
Food Products — 1.0%
BNP Paribas Arbitrage Issuance BV (Danone SA), 17.68%, 5/31/17	EUR	13	877,787
BNP Paribas SA (Kraft Heinz Foods Co.), 10.94%, 5/03/17	USD	9	777,576
RBC Capital Markets LLC (Kellogg Co.), 11.03%, 5/02/17		11	794,224
SGA Société Générale Acceptance NV (Tyson Foods, Inc.), 11.81%, 5/09/17		13	841,618

			3,291,205
Health Care Providers & Services — 1.0%
BNP Paribas Arbitrage Issuance BV (WellCare Health Plans, Inc.), 10.71%, 5/01/17		6	833,585
Merrill Lynch International & Co. (Anthem, Inc.):
10.54%, 7/24/17		3	502,552
10.53%, 7/25/17		3	502,552
Merrill Lynch International & Co. (Fresenius SE & Co.):
8.55%, 5/04/17	EUR	3	268,834
8.55%, 5/05/17		5	429,586
Royal Bank of Canada (Humana, Inc.), 11.56%, 5/04/17	USD	4	772,309

			3,309,418
Hotels, Restaurants & Leisure — 1.3%
BNP Paribas Arbitrage Issuance BV (Cracker Barrel Old Country Store, Inc.), 13.87%, 5/23/17		4	707,088
BNP Paribas Arbitrage Issuance BV (MGM Resorts International), 17.61%, 5/05/17		27	785,302
Deutsche Bank AG (Wyndham Worldwide Corp.), 8.57%, 5/12/17		10	897,961
JP Morgan Structured Products BV (Hilton Worldwide Finance LLC), 11.01%, 5/12/17		14	847,534
Merrill Lynch International & Co. (Aramark Services, Inc.), 8.24%, 5/10/17		21	749,552

			3,987,437
Household Durables — 1.3%
Bank BGZ BNP Paribas SA (Mohawk Industries, Inc.), 8.62%, 5/03/17		4	832,446
Barclays Bank PLC (Barratt Developments PLC), 14.96%, 6/06/17	GBP	135	953,745
Barclays Bank PLC (Mohawk Industries, Inc.), 12.19%, 5/04/17	USD	3	762,100
Merrill Lynch International & Co. (Lennar Corp., Class A):
11.94%, 6/16/17		7	371,124
11.67%, 6/20/17		7	372,553
Société Générale SA (D.R. Horton, Inc.), 9.22%, 7/18/17		26	850,841

			4,142,809
Household Products — 0.3%
Merrill Lynch International & Co. (Kimberly-Clark Corp.):
8.28%, 7/21/17		4	492,976
8.09%, 7/24/17		4	492,864

			985,840
Industrial Conglomerates — 0.8%
Credit Suisse AG (Honeywell International, Inc.), 10.10%, 6/08/17		7	849,399

Equity-Linked Notes		Par (000)	Value
Industrial Conglomerates (continued)
HSBC Bank PLC (Siemens AG), 11.00%, 5/05/17	EUR	6	$786,574
Société Générale SA (Siemens AG), 7.90%, 5/04/17		7	913,023

			2,548,996
Insurance — 0.2%
HSBC Bank PLC (Aegon NV), 18.11%, 5/08/17		113	576,819
Investment Companies — 0.2%
Credit Suisse AG (SPDR S&P Oil & Gas Exploration & Production ETF), 16.80%, 6/26/17	USD	21	742,261
Leisure Products — 0.3%
Merrill Lynch International & Co. (Hasbro, Inc.), 12.85%, 6/07/17		8	833,641
Machinery — 0.8%
Credit Suisse AG (Snap-on, Inc.), 10.90%, 6/08/17		5	811,784
JP Morgan Structured Products BV (Atlas Copco AB, A Shares), 10.53%, 7/25/17	SEK	22	846,725
Merrill Lynch International & Co. (Dover Corp.), 13.37%, 6/07/17	USD	11	834,733
Nomura International Funding Pte. Ltd. (IHI Corp.), 24.21%, 5/11/17	JPY	18	59,105

			2,552,347
Media — 1.0%
Citigroup Global Markets Holdings (Twenty-First Century Fox, Inc., Class A), 13.76%, 5/11/17	USD	24	737,570
Citigroup, Inc. (Twenty-First Century Fox, Inc., Class B):
6.42%, 5/08/17		12	370,820
6.43%, 5/09/17		12	370,745
JP Morgan Structured Products BV (Discovery Communications, Inc.):
14.92%, 5/08/17		15	423,903
14.92%, 5/09/17		15	423,768
SGA Société Générale Acceptance NV (Viacom, Inc.), 12.45%, 5/02/17		19	830,160

			3,156,966
Metals & Mining — 0.5%
Barclays Bank PLC (ArcelorMittal), 26.60%, 5/12/17		86	668,750
Barclays Bank PLC (Nucor Corp.), 15.92%, 7/20/17		14	871,957

			1,540,707
Multi-Utilities — 0.2%
JP Morgan Structured Products BV (E.ON SE):
12.23%, 5/10/17	EUR	49	380,275
12.46%, 5/11/17		49	380,384

			760,659
Oil, Gas & Consumable Fuels — 1.3%
Canadian Imperial Bank of Commerce (Anadarko Petroleum Corp.):
11.98%, 5/02/17	USD	6	337,391
13.04%, 5/03/17		6	337,457
Credit Suisse AG (Williams Cos., Inc.), 18.10%, 5/04/17		25	764,277
HSBC Bank PLC (Enagas SA):
16.58%, 7/17/17	EUR	16	429,043
16.80%, 7/18/17		16	426,392
Jefferies LLC (Kinder Morgan, Inc.), 11.25%, 7/18/17	USD	41	851,116

BLACKROCK FUNDS II	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Equity-Linked Notes		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Nomura Bank International PLC (Valero Energy Corp.), 14.32%, 7/24/17	USD	13	$855,300

			4,000,976
Pharmaceuticals — 0.6%
Credit Suisse AG (Bristol-Myers Squibb Co.), 11.80%, 7/26/17		18	1,001,581
HSBC Bank PLC (Allergan PLC), 12.95%, 5/09/17		3	834,334

			1,835,915
Professional Services — 0.3%
HSBC Bank PLC (Randstad Holding NV):
9.98%, 7/24/17	EUR	7	429,134
10.00%, 7/25/17		7	429,134

			858,268
Road & Rail — 0.8%
Citigroup, Inc. (Union Pacific Corp.), 11.00%, 7/26/17	USD	7	850,304
Merrill Lynch International & Co. (Norfolk Southern Corp.), 11.48%, 7/25/17		7	852,091
Nomura Bank International PLC (JB Hunt Transport Services, Inc.), 10.11%, 7/13/17		8	755,322

			2,457,717
Semiconductors & Semiconductor Equipment — 0.2%
Royal Bank of Canada (Applied Materials, Inc.), 8.34%, 5/18/17		19	774,115
Software — 0.8%
HSBC Bank PLC (Konami Holdings Corp.), 21.76%, 5/10/17	JPY	20	833,567
RBC Capital Markets LLC (Electronic Arts, Inc.):
9.37%, 5/05/17	USD	5	450,600
9.11%, 5/09/17		5	450,844
Royal Bank of Canada (VMware, Inc., Class A), 8.45%, 6/01/17		8	769,916

			2,504,927
Specialty Retail — 1.4%
Canadian Imperial Bank of Commerce (Lowe’s Cos., Inc.), 10.16%, 5/01/17		9	766,270
Canadian Imperial Bank of Commerce (Michaels Cos., Inc.):
18.93%, 5/01/17		13	296,197
19.05%, 5/01/17		4	90,922
18.64%, 5/02/17		17	390,260
Citigroup Global Markets Holdings (Advance Auto Parts, Inc.), 20.76%, 5/24/17		5	746,539
Citigroup Global Markets Holdings (Ulta Beauty, Inc.), 7.91%, 5/25/17		3	751,828
Royal Bank of Canada (Dick’s Sporting Goods, Inc.), 24.19%, 5/23/17		15	756,265
SGA Société Générale Acceptance NV (Industria de Diseno Textil SA), 15.68%, 5/05/17	EUR	22	789,136

			4,587,417
Technology Hardware, Storage & Peripherals — 0.2%
Citigroup Global Markets Holdings (Hewlett Packard Enterprise Co.), 13.65%, 6/05/17	USD	34	777,579
Textiles, Apparel & Luxury Goods — 0.5%
Barclays Bank PLC (Pandora A/S), 14.85%, 5/09/17	DKK	7	784,312
Canadian Imperial Bank of Commerce (PVH Corp.), 14.03%, 5/11/17	USD	7	745,896

			1,530,208

Equity-Linked Notes		Par (000)	Value
Trading Companies & Distributors — 0.2%
Royal Bank of Canada (HD Supply, Inc.), 10.40%, 5/11/17	USD	19	$753,135
Wireless Telecommunication Services — 0.3%
Citigroup Global Markets Holdings (T-Mobile USA, Inc.), 20.42%, 5/03/17		13	848,319
Total Equity-Linked Notes — 25.6%			81,365,816

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.2%
Petrobras Argentina SA, 7.38%, 7/21/23 (a)		150	160,381
YPF SA, 23.08%, 7/07/20 (b)		400	436,500

			596,881
China — 1.3%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		400	400,765
3.50%, 9/30/21		400	400,283
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		450	452,426
China Cinda Finance 2017 I Ltd., 4.40%, 3/09/27		200	201,071
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22		200	201,500
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		200	197,736
Huarong Finance 2017 Co. Ltd.:
3.02%, 4/27/22 (b)		200	202,650
4.75%, 4/27/27		200	201,291
Huarong Finance II Co. Ltd., 5.50%, 1/16/25		500	534,981
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		215	214,965
Rongshi International Finance Ltd., 3.63%, 5/04/27		230	230,789
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		200	200,750
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		400	396,559
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		200	202,223
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		200	203,373

			4,241,362
India — 0.3%
BPRL International Singapore Pte. Ltd., 4.38%, 1/18/27		275	284,012
Greenko Investment Co., 4.88%, 8/16/23		400	393,982
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 7/27/26		200	196,872

			874,866
Indonesia — 0.2%
Majapahit Holding BV, 7.88%, 6/29/37		200	256,500
Pertamina Persero PT, 6.45%, 5/30/44		400	451,222

			707,722
Mexico — 0.0%
Petroleos Mexicanos, 6.50%, 3/13/27 (a)		150	162,375
Mongolia — 0.1%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		200	215,346
Netherlands — 0.1%
Petrobras Global Finance BV, 8.75%, 5/23/26		150	174,900

6	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Foreign Agency Obligations		Par (000)	Value
Sri Lanka — 0.1%
SriLankan Airlines Ltd., 5.30%, 6/27/19	USD	400	$398,800
Total Foreign Agency Obligations — 2.3%			7,372,252

Foreign Government Obligations		Par (000)	Value
Argentina — 0.8%
Republic of Argentina:
9.00%, 11/29/18		750	821,437
5.63%, 1/26/22		650	676,975
6.88%, 1/26/27		900	950,850

			2,449,262
Brazil — 0.6%
Federative Republic of Brazil:
0.00%, 1/01/18 (f)	BRL	1,500	444,841
4.88%, 1/22/21	USD	400	424,000
6.00%, 4/07/26		1,100	1,206,150

			2,074,991
Colombia — 0.2%
Republic of Colombia:
4.38%, 7/12/21		400	424,800
3.88%, 4/25/27		300	302,400

			727,200
Egypt — 0.4%
Arab Republic of Egypt:
5.75%, 4/29/20		900	935,640
8.50%, 1/31/47 (a)		200	217,650

			1,153,290
Indonesia — 0.5%
Republic of Indonesia:
5.88%, 3/13/20		550	600,419
4.75%, 1/08/26		650	696,344
4.15%, 3/29/27		200	203,750

			1,500,513
Mexico — 0.4%
United Mexican States:
8.00%, 6/11/20	MXN	4,500	245,507
4.00%, 10/02/23	USD	200	207,610
4.15%, 3/28/27		625	642,469
7.50%, 6/03/27	MXN	4,000	216,560

			1,312,146
Mongolia — 0.1%
Government of Mongolia, 5.13%, 12/05/22	USD	224	213,930
Pakistan — 0.1%
Islamic Republic of Pakistan, 8.25%, 4/15/24		200	222,578
Russia — 0.1%
Russian Federation:
4.88%, 9/16/23		200	216,796
7.05%, 1/19/28	RUB	17,545	296,518

			513,314
South Africa — 0.2%
Republic of South Africa, 5.50%, 3/09/20	USD	500	530,704
Sri Lanka — 0.1%
Republic of Sri Lanka:
5.88%, 7/25/22		200	207,008

Foreign Government Obligations		Par (000)	Value
Sri Lanka (continued)
6.85%, 11/03/25	USD	230	$242,095

			449,103
Turkey — 0.2%
Republic of Turkey:
8.50%, 7/10/19	TRY	545	146,686
6.00%, 3/25/27	USD	450	481,500

			628,186
Total Foreign Government Obligations — 3.7%			11,775,217

Investment Companies		Shares	Value
AllianceBernstein Global High Income Fund, Inc.		84,676	1,088,087
BlackRock Allocation Target Shares, Series A (g)		1,128,363	11,486,738
BlackRock Funds II, Floating Rate Income Portfolio, Class K (g)		2,201,456	22,520,897
ClearBridge American Energy MLP Fund, Inc.		25,953	253,301
ClearBridge Energy MLP Total Return Fund, Inc. (h)		19,114	259,950
iShares Emerging Markets Dividend ETF (g)		16,531	661,736
iShares iBoxx $ High Yield Corporate Bond ETF (g)(h)		143,435	12,639,492
iShares U.S. Preferred Stock ETF (g)		234,522	9,148,703
Kayne Anderson Energy Development Co.		12,957	244,758
MFS Multimarket Income Trust		126,569	783,462
Neuberger Berman MLP Income Fund, Inc.		24,807	247,326
Nuveen Preferred Income Opportunities Fund		48,102	488,235
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		48,000	1,345,920
Tortoise Pipeline & Energy Fund, Inc.		12,204	259,945
WisdomTree Emerging Markets High Dividend Fund		80,150	3,298,173
Total Investment Companies — 20.4%			64,726,723

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 1.4%
Ajax Mortgage Loan Trust, Series 2015-C, Class A, 3.88%, 3/25/57 (a)(i)	USD	381	372,765
Alternative Loan Trust:
Series 2005-16, Class A1, 2.31%, 6/25/35 (b)		107	95,301
Series 2005-72, Class A3, 1.29%, 1/25/36 (b)		184	158,877
Series 2006-OA14, Class 1A1, 2.39%, 11/25/46 (b)		163	135,099
Series 2006-OA6, Class 1A2, 1.20%, 7/25/46 (b)		148	137,340
Series 2006-OA8, Class 1A1, 1.18%, 7/25/46 (b)		409	354,415
Series 2007-OA3, Class 1A1, 1.13%, 4/25/47 (b)		417	361,474
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.61%, 11/25/46 (b)		1,220	629,132
Fannie Mae Connecticut Avenue Securities:
Series 2016-C06, Class 1M2, 5.24%, 4/25/29 (b)		164	178,316

BLACKROCK FUNDS II	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2016-C07, Class 2M2, 5.34%, 4/25/29 (b)	USD	69	$74,377
Series 2017-C01, Class 1B1, 6.74%, 7/25/29 (a)(b)		189	202,086
Impac CMB Trust, Series 2005-6, Class 1A1, 1.49%, 10/25/35 (b)		478	408,389
LSTAR Securities Investment Ltd., Series 2016-2, Class A, 3.00%, 3/01/21 (a)(b)		439	438,481
Reperforming Loan REMIC Trust, Series 2005-R2, Class 1AF1, 1.33%, 6/25/35 (a)(b)		117	106,457
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2A1, 1.18%, 7/25/46 (b)		151	125,420
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (i)		856	631,632

			4,409,561
Commercial Mortgage-Backed Securities — 5.7%
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class F, 4.49%, 9/15/26 (a)(b)		700	698,382
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)		700	628,775
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		184	184,281
Series 2007-3, Class AJ, 5.48%, 6/10/49 (b)		128	128,863
BWAY Mortgage Trust:
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		700	681,219
Series 2015-1740, Class E, 3.82%, 1/10/35 (a)(b)		500	488,805
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 5.24%, 12/15/27 (a)(b)		133	134,256
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		160	113,513
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.74%, 2/15/33 (a)(b)		560	561,229
Commercial Mortgage Trust:
Series 2015-CR23, Class D, 4.25%, 5/10/48 (b)		1,000	766,458
Series 2015-CR23, Class E, 3.23%, 5/10/48 (a)		320	188,422
Series 2015-CR25, Class D, 3.80%, 8/10/48 (b)		290	228,449
Series 2015-LC19, Class D, 2.87%, 2/10/48 (a)		500	400,393
Series 2015-LC21, Class C, 4.45%, 7/10/48 (b)		700	669,650
Core Industrial Trust, Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		600	584,637
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.16%, 11/12/43 (a)(b)		408	409,267
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 4.92%, 9/15/38 (a)(b)		120	119,100
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		700	563,702

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)	USD	485	$483,561
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		700	687,637
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		50	48,336
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		500	498,035
Great Wolf Trust, Series 2015-WOLF, Class D, 4.49%, 5/15/34 (a)(b)		500	506,864
GS Mortgage Securities Trust:
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		500	422,168
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,000	784,305
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		500	410,001
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2015-JP1, Class D, 4.40%, 1/15/49 (b)		500	459,984
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		500	487,555
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		700	713,424
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		150	146,679
Lone Star Portfolio Trust, Series 2015-LSP, Class E, 6.59%, 9/15/28 (a)(b)		597	608,450
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		700	530,210
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		500	377,460
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)		700	685,878
Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)		500	419,631
VNDO Mortgage Trust, Series 2016-350P, Class E, 3.90%, 1/10/35 (a)(b)		700	657,275
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class D, 3.77%, 2/15/48 (a)		500	376,125
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		500	428,381
Series 2015-C31, Class D, 3.85%, 11/15/48		280	207,885
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (a)		500	351,075
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (b)		500	442,063

			18,282,383
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Commercial Mortgage Trust, Series 2014-CR15, Class XA, 1.28%, 2/10/47 (b)		1,253	55,089

8	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)	USD	4,650	$450,353

			505,442
Total Non-Agency Mortgage-Backed Securities — 7.3%			23,197,386

Preferred Securities		Par (000)	Value
Capital Trusts
Banks — 7.1%
Australia & New Zealand Banking Group Ltd., 6.75% (a)(b)(d)		320	354,919
Bank of America Corp.:
6.10% (b)(d)		839	898,779
6.25% (b)(d)		1,201	1,288,205
Barclays PLC:
7.88% (b)(d)		1,934	2,074,215
8.25% (b)(d)		950	1,010,563
BNP Paribas SA, 7.63% (a)(b)(d)		654	710,440
Citigroup, Inc.:
5.90% (b)(d)		180	189,000
5.95% (b)(d)		706	741,741
6.25% (b)(d)		600	653,250
Citizens Financial Group, Inc., 5.50% (b)(d)		75	77,437
Credit Agricole SA:
7.88% (a)(b)(d)		350	374,437
8.13% (a)(b)(d)		1,400	1,545,068
HSBC Holdings PLC, 6.88% (b)(d)		325	351,975
JPMorgan Chase & Co.:
5.00% (b)(d)		695	707,795
6.13% (b)(d)		350	375,484
JPMorgan Chase Capital XXIII, 2.18%, 5/15/77 (b)		2,740	2,364,949
M&T Bank Corp., 5.13% (b)(d)		375	379,219
Macquarie Bank Ltd., 6.13% (a)(b)(d)		1,279	1,302,022
Royal Bank of Scotland Group PLC:
8.00% (b)(d)		422	437,825
8.63% (b)(d)		1,936	2,089,912
Société Générale SA:
7.38% (a)(b)(d)		700	740,250
8.00% (a)(b)(d)		1,200	1,291,500
Standard Chartered PLC, 7.50% (a)(b)(d)		735	784,061
SunTrust Banks, Inc., 5.05% (b)(d)		960	960,000
Wells Fargo & Co., 5.90% (b)(d)		833	885,063

			22,588,109
Capital Markets — 2.5%
Bank of New York Mellon Corp.:
4.50% (b)(d)		375	363,187
4.63% (b)(d)		1,150	1,132,750
Credit Suisse Group AG, 6.25% (a)(b)(d)		1,478	1,540,697
Deutsche Bank AG, 7.50% (b)(d)		200	203,250
Goldman Sachs Group, Inc.:
5.30% (b)(d)		145	150,528
5.38% (b)(d)		390	404,333
Huarong Finance 2017 Co. Ltd., 4.50% (b)(d)		200	202,227
Huarong Finance II Co. Ltd., 2.88% (b)(d)		400	379,979
Morgan Stanley:
5.45% (b)(d)		40	40,950
5.55% (b)(d)		719	752,703
Northern Trust Corp., 4.60% (b)(d)		700	696,500
State Street Corp.:
5.25% (b)(d)		280	294,000

Preferred Securities		Par (000)	Value
Capital Markets (continued)
2.13%, 6/15/37 (b)	USD	1,497	$1,315,489
UBS Group AG, 7.00% (b)(d)		402	442,301

			7,918,894
Diversified Financial Services — 0.5%
AerCap Global Aviation Trust, 6.50%, 6/15/45 (a)(b)		1,075	1,128,750
ILFC E-Capital Trust I, 4.66%, 12/21/65 (a)(b)		246	233,700
ILFC E-Capital Trust II, 4.91%, 12/21/65 (a)(b)		213	204,480

			1,566,930
Electric Utilities — 0.0%
Southern Co., 5.50%, 3/15/57 (b)		175	181,310
Insurance — 0.7%
Allstate Corp., 5.75%, 8/15/53 (b)		550	598,125
AXA SA, 6.38% (a)(b)(d)		150	164,813
Liberty Mutual Group, Inc., 4.04%, 3/15/66 (a)(b)		125	119,500
Nationwide Financial Services, Inc., 6.75%, 5/15/87		175	185,500
Principal Financial Group, Inc., 4.70%, 5/15/55 (b)		93	95,093
XLIT Ltd., 3.62% (b)(d)		1,260	1,071,000

			2,234,031
Media — 0.1%
Viacom, Inc.:
5.88%, 2/28/57 (b)		200	206,500
6.25%, 2/28/57 (b)		55	56,444

			262,944
Multi-Utilities — 0.2%
Integrys Holding, Inc., 3.17%, 12/01/66 (b)		552	525,471
Oil, Gas & Consumable Fuels — 1.5%
Enbridge, Inc., 6.00%, 1/15/77 (b)		1,475	1,504,500
Enterprise Products Operating LLC, 4.88%, 8/01/66 (b)		910	910,000
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (b)		235	216,787
TransCanada Trust:
5.88%, 8/15/76 (b)		1,421	1,527,575
5.30%, 3/15/77 (b)		525	529,594
Yancoal International Resources Development Co. Ltd., 5.75% (b)(d)		200	203,500

			4,891,956
Total Capital Trusts — 12.6%			40,169,645

Preferred Stocks		Shares	Value
Banks — 0.3%
KeyCorp, 6.13% (b)(d)		32,500	913,900
Capital Markets — 1.0%
ALM XIX Ltd., 0.00%, 7/15/28 (a)(f)		700,000	700,000
Morgan Stanley, Series K, 5.85% (b)(d)		83,000	2,189,540
State Street Corp., 5.35% (b)(d)		14,111	377,046

			3,266,586
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.88%, 9/01/66		1,210	28,096
Entergy Louisiana LLC, 4.88%, 9/01/66		4,525	103,849
Entergy Mississippi, Inc., 4.90%, 10/01/66		401	9,311
Entergy Texas, Inc., 5.63%, 6/01/64		4,716	125,729

			266,985

BLACKROCK FUNDS II	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Preferred Stocks		Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Public Storage, 5.20% (d)		6,000	$151,260
Total Preferred Stocks — 1.5%			4,598,731
Total Preferred Securities — 14.1%			44,768,376

Rights		Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.0%
Tritax Big Box REIT PLC (Expires 5/10/17, Subscription Price GBP 1.36) (c)		19,488	1,010
Total Rights — 0.0%			1,010

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.1%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2017-HQA1, Class M2, 4.54%, 8/25/29 (b)	USD	250	256,211
Total U.S. Government Sponsored Agency Securities — 0.1%			256,211
Total Long-Term Investments (Cost — $315,033,426) — 101.1%			321,454,457

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (g)(j)	13,123,735	$13,123,735
SL Liquidity Series, LLC, Money Market Series, 1.09% (g)(j)(k)	12,998,607	13,001,206
Total Short-Term Securities (Cost — $26,124,930) — 8.2%		26,124,941

Options Purchased
(Cost — $442,049) — 0.0%		117,895
Total Investments (Cost — $341,600,405*) — 109.3%		347,697,293
Liabilities in Excess of Other Assets — (9.3)%		(29,608,254)

Net Assets — 100.0%		$318,089,039

Notes to Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$342,426,474

Gross unrealized appreciation	$8,028,987
Gross unrealized depreciation	(2,758,168)

Net unrealized appreciation	$5,270,819

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Non-income producing security.

(d)	Perpetual security with no stated maturity date.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)	Zero-coupon bond.

10	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

(g)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased		Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Funds II, Floating Rate Income Portfolio, Class K	596,339	2,914,844		(1,309,727)	2,201,456	$22,520,897	$377,572		$152,774	$(56,849)
BlackRock Liquidity Funds, TempFund, Institutional Class	3,559,810	—		(3,559,810)[2]	—	—	123		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	13,123,735	[3]	—	13,123,735	13,123,735	18,907		19	—
BlackRock Allocation Target Shares, Series A	—	1,128,363		—	1,128,363	11,486,738	72,962		—	40,393
iShares Emerging Markets Dividend ETF	—	16,531		—	16,531	661,736	2,008		—	(7,053)
iShares iBoxx $ High Yield Corporate Bond ETF	87,066	196,975		(140,606)	143,435	12,639,492	144,385		310,969	(323,221)
iShares U.S. Preferred Stock ETF	—	234,522		—	234,522	9,148,703	79,189		—	166,708
SL Liquidity Series, LLC, Money Market Series	7,520,514	5,478,093	[3]	—	12,998,607	13,001,206	22,403	[4]	1,219	11
Total						$82,582,507	$717,549		$464,981	$(180,011)

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(h)	Security, or a portion of the security, is on loan.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Current yield as of period end.

(k)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
7	DAX Index	June 2017	USD	2,376,650	$ 88,198
(26)	Euro STOXX 50 Index	June 2017	USD	993,530	(52,998)
590	Euro STOXX 50 Index	June 2017	USD	22,545,478	1,121,292
(18)	JPY Currency	June 2017	USD	2,023,650	(52,790)
246	Mini MSCI Emerging Markets Index	June 2017	USD	12,041,700	121,574
82	Nikkei 225 Index	June 2017	USD	14,123,346	208,786
165	S&P 500 E-Mini Index	June 2017	USD	19,639,125	193,493
36	U.S. Treasury Bonds (30 Year)	June 2017	USD	5,506,875	36,453
75	U.S. Treasury Notes (10 Year)	June 2017	USD	9,428,906	55,949
30	U.S. Treasury Notes (2 Year)	June 2017	USD	6,498,281	(2,114)
(2)	U.S. Treasury Notes (5 Year)	June 2017	USD	236,813	(3,581)
43	U.S. Treasury Notes (5 Year)	June 2017	USD	5,091,469	1,280
(7)	U.S. Ultra Treasury Bonds	June 2017	USD	1,140,563	(6,072)
Total					$1,709,470

BLACKROCK FUNDS II	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	452,059	EUR	426,700	Bank of America N.A.	5/15/17	$(13,161)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
S&P 500 Index	Call	5/19/17	USD	2,450.00	31	$1,395
S&P 500 Index	Call	5/19/17	USD	2,460.00	29	1,015
S&P 500 Index	Call	6/16/17	USD	2,475.00	30	6,600
S&P 500 Index	Call	6/16/17	USD	2,425.00	23	25,185
S&P 500 Index	Put	6/16/17	USD	2,250.00	108	83,700
Total						$117,895

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	40	$ (388)	$ 803	$(1,191)
Standard Chartered Bank PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	20	(193)	420	(613)
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	10	(97)	215	(312)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	120	(2,568)	(437)	(2,131)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	80	(1,694)	(317)	(1,377)
Total						$(4,940)	$ 684	$(5,624)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

12	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Dynamic High Income Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$28,003,680	$2,001,080	$30,004,760
Common Stocks[1]	$30,122,789	7,560,579	—	37,683,368
Corporate Bonds[1]	—	20,303,338	—	20,303,338
Equity-Linked Notes[1]	—	79,434,848	1,930,968	81,365,816
Foreign Agency Obligations	—	7,372,252	—	7,372,252
Foreign Government Obligations	—	11,775,217	—	11,775,217
Investment Companies	64,726,723	—	—	64,726,723
Non-Agency Mortgage-Backed Securities	—	22,130,130	1,067,256	23,197,386
Preferred Securities[1]	3,898,731	40,169,645	700,000	44,768,376
Rights	—	1,010	—	1,010
U.S. Government Sponsored Agency Securities	—	256,211	—	256,211
Short-Term Securities	13,123,735	—	—	13,123,735
Options Purchased:
Equity contracts	117,895	—	—	117,895

Subtotal	$111,989,873	$217,006,910	$5,699,304	$334,695,077

Investments Valued at NAV[2]				13,001,206

Total Investments				$347,697,293

Derivative Financial Instruments[3]
Assets:
Equity contracts	$1,733,343	—	—	$1,733,343
Foreign currency exchange contracts	—	—	—	—
Interest rate contracts	93,682	—	—	93,682
Liabilities:
Credit contracts	—	$(5,624)	—	(5,624)
Equity contracts	(52,998)	—	—	(52,998)
Foreign currency exchange contracts	(52,790)	(13,161)	—	(65,951)
Interest rate contracts	(11,767)	—	—	(11,767)

Total	$1,709,470	$(18,785)	—	$1,690,685

[1]	See above Schedule of Investments for values in each industry.

[2]

As of April 30, 2017, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

[3]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfers between Level 1 and Level 2.

BLACKROCK FUNDS II	APRIL 30, 2017	13

Schedule of Investments (concluded)	BlackRock Dynamic High Income Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Equity- Linked Notes	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$7,626,192	$163	$506,542	$482,500	$492,549	—	$9,107,946
Transfers into Level 3	—	—	—	—	627,417	$700,000	1,327,417
Transfers out of Level 3[1]	(6,338,892)	—	—	—	—	—	(6,338,892)
Accrued discounts/premiums	2,964	—	—	—	11,378	—	14,342
Net realized gain (loss)	(44,670)	845	2,943	(19,850)	1,371	—	(59,361)
Net change in unrealized appreciation (depreciation)[2]	171,013	—	44,217	17,500	(3,124)	—	229,606
Purchases	1,494,473	—	1,882,395	—	—	—	3,376,868
Sales	(910,000)	(1,008)	(505,129)	(480,150)	(62,335)	—	(1,958,622)

Closing Balance, as of April 30, 2017	$2,001,080	—	$1,930,968	—	$1,067,256	$700,000	$5,699,304

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017[2]	$30,004	—	$48,573	—	$(3,124)	—	$75,453

[1]

As of July 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2017 the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

14	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 2.9%
Ansell Ltd.	2,735,301	$48,691,039
Sonic Healthcare Ltd.	2,002,307	33,100,877

		81,791,916
Belgium — 1.4%
Anheuser-Busch InBev SA	229,234	25,850,824
bpost SA	555,398	13,311,758

		39,162,582
Canada — 5.6%
Rogers Communications, Inc., Class B	1,796,668	82,380,462
TELUS Corp.	2,207,948	73,466,172

		155,846,634
China — 0.6%
ANTA Sports Products Ltd.	6,352,000	17,828,276
Denmark — 1.2%
Novo Nordisk A/S, Class B	879,110	34,229,778
Finland — 1.9%
Kone OYJ, Class B	1,157,639	52,987,960
France — 2.7%
Sanofi	785,967	74,269,098
Germany — 2.7%
Deutsche Post AG, Registered Shares	2,114,726	76,011,391
Hong Kong — 0.9%
Sands China Ltd.	5,262,000	23,832,343
Japan — 1.2%
Japan Tobacco, Inc.	1,000,500	33,292,409
Netherlands — 1.4%
Heineken NV	426,775	38,065,494
Singapore — 1.1%
DBS Group Holdings Ltd.	2,159,700	29,826,322
Sweden — 1.3%
Svenska Handelsbanken AB, A Shares	2,568,756	36,445,352
Switzerland — 10.1%
Givaudan SA, Registered Shares	22,959	44,235,380
Nestlé SA, Registered Shares	961,905	74,086,412
Novartis AG, Registered Shares	1,139,489	87,723,644
Roche Holding AG	149,864	39,214,088
SGS SA, Registered Shares	15,553	35,022,391

		280,281,915
Taiwan — 3.3%
Far EasTone Telecommunications Co. Ltd.	13,568,500	33,413,088
Taiwan Semiconductor Manufacturing Co. Ltd.	8,871,000	57,146,047

		90,559,135
United Kingdom — 17.1%
AstraZeneca PLC	1,585,665	94,964,766
British American Tobacco PLC	1,712,339	115,691,622
Diageo PLC	1,452,481	42,277,728
GlaxoSmithKline PLC	1,356,096	27,295,373
Imperial Brands PLC	2,131,449	104,384,413
Lloyds Banking Group PLC	31,352,677	28,171,279
Unilever PLC	1,165,614	59,969,017

		472,754,198
United States — 41.6%
3M Co.	277,347	54,312,863
AbbVie, Inc.	494,386	32,599,813
Altria Group, Inc.	1,225,646	87,976,870
Cisco Systems, Inc.	2,125,902	72,429,481

Common Stocks	Shares	Value
United States (continued)
Citizens Financial Group, Inc.	725,696	$26,640,300
Coca-Cola Co.	1,491,370	64,352,615
Genuine Parts Co.	635,644	58,491,961
H&R Block, Inc.	2,325,810	57,656,830
International Paper Co.	1,179,957	63,682,279
Johnson & Johnson	711,385	87,834,706
M&T Bank Corp.	240,614	37,393,822
Mattel, Inc.	2,328,811	52,211,943
Microsoft Corp.	796,210	54,508,537
PepsiCo, Inc.	358,392	40,598,646
Pfizer, Inc.	2,213,524	75,082,734
Philip Morris International, Inc.	743,950	82,459,418
Procter & Gamble Co.	449,626	39,265,839
Reynolds American, Inc.	521,924	33,664,098
U.S. Bancorp	732,817	37,578,856
United Parcel Service, Inc., Class B	261,404	28,090,474
United Technologies Corp.	278,166	33,098,972
Wells Fargo & Co.	603,350	32,484,364

		1,152,415,421
Total Long-Term Investments
(Cost — $2,221,168,924) — 97.0%		2,689,600,224

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (a)(b)	76,708,329	76,708,329
Total Short-Term Securities (Cost — $76,708,329) — 2.8%		76,708,329
Total Investments (Cost — $2,297,877,253*) — 99.8%		2,766,308,553
Other Assets Less Liabilities — 0.2%		5,728,371

Net Assets — 100.0%		$2,772,036,924

BLACKROCK FUNDS II	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Global Dividend Portfolio

Notes to Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,298,998,711

Gross unrealized appreciation	$608,513,535
Gross unrealized depreciation	(141,203,693)

Net unrealized appreciation	$467,309,842

(a)	During the period ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	77,239,286	(77,239,286)	—	—	$ 12,102	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	76,708,329	76,708,329	$76,708,329	181,891	$294	—
Total				$76,708,329	$193,993	$294	—

[1]	Includes net capital gain distributions.

(b)	Current yield as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

2	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Global Dividend Portfolio

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$81,791,916	—	$81,791,916
Belgium	—	39,162,582	—	39,162,582
Canada	$155,846,634	—	—	155,846,634
China	—	17,828,276	—	17,828,276
Denmark	—	34,229,778	—	34,229,778
Finland	—	52,987,960	—	52,987,960
France	—	74,269,098	—	74,269,098
Germany	—	76,011,391	—	76,011,391
Hong Kong	—	23,832,343	—	23,832,343
Japan	—	33,292,409	—	33,292,409
Netherlands	—	38,065,494	—	38,065,494
Singapore	—	29,826,322	—	29,826,322
Sweden	—	36,445,352	—	36,445,352
Switzerland	—	280,281,915	—	280,281,915
Taiwan	—	90,559,135	—	90,559,135
United Kingdom	—	472,754,198	—	472,754,198
United States	1,152,415,421	—	—	1,152,415,421
Short-Term Securities	76,708,329	—	—	76,708,329

Total	$1,384,970,384	$1,381,338,169	—	$2,766,308,553

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK FUNDS II	APRIL 30, 2017	3

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock Multi-Asset Income Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Adagio CLO, Series V-X, Class A, 6.70%, 10/15/29 (a)	EUR	165	$179,577
Allegro CLO II Ltd., Series 2014-1A, Class CR, 5.01%, 1/21/27 (a)(b)	USD	500	500,050
ALM V Ltd.:
Series 2012-5A, Class A2R, 3.31%, 10/18/27 (a)(b)		7,000	7,073,632
Series 2012-5A, Class BR, 4.16%, 10/18/27 (a)(b)		1,000	1,003,336
Series 2012-5A, Class CR, 5.06%, 10/18/27 (a)(b)		2,750	2,765,730
Series 2012-5A, Class DR, 7.16%, 10/18/27 (a)(b)		5,000	5,009,071
ALM VI Ltd., Series 2012-6A, Class B2R, 3.96%, 7/15/26 (a)(b)		1,950	1,951,736
ALM VII Ltd.:
Series 2012-7A, Class A1R, 2.64%, 10/15/28 (a)(b)		18,000	18,112,478
Series 2012-7A, Class BR, 3.66%, 10/15/28 (a)(b)		4,000	4,015,319
Series 2012-7A, Class CR, 5.01%, 10/15/28 (a)(b)		3,750	3,774,905
ALM VII R Ltd.:
Series 2013-7RA, Class A1R, 2.57%, 10/15/28 (a)(b)		4,175	4,191,496
Series 2013-7RA, Class A2R, 3.16%, 10/15/28 (a)(b)		1,000	1,008,804
Series 2013-7RA, Class BR, 3.86%, 10/15/28 (a)(b)		1,000	1,006,371
ALM VII R-2 Ltd.:
Series 2013-7R2A, Class BR, 3.91%, 10/15/27 (a)(b)		1,500	1,507,590
Series 2013-7R2A, Class CR, 5.26%, 10/15/27 (a)(b)		1,000	1,006,495
ALM VIII Ltd.:
Series 2013-8A, Class A1R, 2.65%, 10/15/28 (a)(b)		13,250	13,320,490
Series 2013-8A, Class CR, 5.11%, 10/15/28 (a)(b)		2,250	2,263,259
ALM X Ltd.:
Series 2013-10A, Class A2, 3.16%, 1/15/25 (a)(b)		1,500	1,503,833
Series 2013-10A, Class C, 4.46%, 1/15/25 (a)(b)		1,500	1,500,287
ALM XII Ltd., Series 2015-12A, Class D, 6.66%, 4/16/27 (a)(b)		1,000	996,449
ALM XIV Ltd., Series 2014-14A, Class A1R, 2.32%, 7/28/26 (a)(b)		4,500	4,500,391
ALM XIX Ltd.:
Series 2016-19A, Class C, 5.51%, 7/15/28 (a)(b)		2,000	2,036,657
Series 2016-19A, Class D, 8.51%, 7/15/28 (a)(b)		1,000	1,015,462
ALM XVI Ltd./ALM XVI LLC:
Series 2015-16A, Class C1, 4.66%, 7/15/27 (a)(b)		3,000	3,009,114
Series 2015-16A, Class D, 6.51%, 7/15/27 (a)(b)		1,750	1,711,264
ALM XVII Ltd.:
Series 2015-17A, Class B1, 4.56%, 1/15/28 (a)(b)		2,600	2,616,189
Series 2015-17A, Class C1, 5.31%, 1/15/28 (a)(b)		1,000	1,010,548
ALM XVIII Ltd., Series 2016-18A, Class D, 8.76%, 7/15/27 (a)(b)		500	506,599
American Express Credit Account Master Trust, Series 2017-3, Class A, 1.77%, 11/15/22		2,645	2,638,957

Asset-Backed Securities		Par (000)	Value
AmeriCredit Automobile Receivables Trust:
Series 2013-1, Class D, 2.09%, 2/08/19	USD	1,750	$1,752,600
Series 2013-4, Class C, 2.72%, 9/09/19		648	649,815
Series 2014-3, Class D, 3.13%, 10/08/20		1,980	2,008,655
Series 2016-3, Class A3, 1.46%, 5/10/21		2,570	2,562,266
Series 2016-4, Class A3, 1.53%, 7/08/21		3,790	3,776,566
AMMC CLO IX Ltd.:
Series 2011-9A, Class CR, 4.76%, 1/15/22 (a)(b)		2,950	2,958,582
Series 2011-9A, Class DR, 6.81%, 1/15/22 (a)(b)		1,750	1,752,296
Series 2011-9A, Class ER, 8.81%, 1/15/22 (a)(b)		1,750	1,753,898
AMMC CLO Ltd.:
Series 2014-15A, Class D, 5.31%, 12/09/26 (a)(b)		1,350	1,359,026
Series 2016-18A, Class D, 6.05%, 5/26/28 (a)(b)		1,500	1,524,867
Series 2016-19A, Class C, 3.96%, 10/15/28 (a)(b)		1,000	1,010,781
Series 2016-19A, Class E, 8.16%, 10/15/28 (a)(b)		1,000	1,009,100
AMSR Trust:
Series 2016-SFR1, Class D, 2.46%, 11/17/33 (a)(b)		5,045	5,066,245
Series 2016-SFR1, Class E, 4.14%, 11/17/33 (a)(b)		9,525	9,643,873
Anchorage Capital CLO Ltd.:
Series 2012-1A, Class DR, 8.41%, 1/13/27 (a)(b)		1,000	1,009,341
Series 2013-1A, Class B, 3.86%, 7/13/25 (a)(b)		1,000	1,000,592
Series 2014-3A, Class A2AR, 3.22%, 4/28/26 (a)(b)		3,400	3,400,725
Series 2014-3A, Class BR, 3.82%, 4/28/26 (a)(b)		1,250	1,251,734
Series 2014-3A, Class C, 4.67%, 4/28/26 (a)(b)		1,000	999,992
Series 2014-4A, Class CR, 4.57%, 7/28/26 (a)(b)		2,250	2,250,000
Series 2014-5A, Class CR, 3.36%, 10/15/26 (a)(b)		1,850	1,854,527
Series 2015-6A, Class C, 4.01%, 4/15/27 (a)(b)		1,000	1,004,584
Series 2015-7A, Class D, 4.81%, 10/15/27 (a)(b)		1,500	1,499,331
Series 2016-8A, Class D, 5.37%, 7/28/28 (a)(b)		3,000	3,024,556
Series 2016-9A, Class D, 4.95%, 1/15/29 (a)(b)		1,350	1,359,180
Series 2016-9A, Class E, 8.20%, 1/15/29 (a)(b)		1,000	1,005,200
Annisa CLO Ltd., Series 2016-2A, Class E, 8.41%, 7/20/28 (a)(b)		500	503,762
Apidos CLO XII, Series 2013-12A, Class D, 4.21%, 4/15/25 (a)(b)		1,500	1,495,568
Apidos CLO XIV, Series 2013-14A, Class C1, 4.01%, 4/15/25 (a)(b)		1,000	1,000,606
Apidos CLO XIX:
Series 2014-19A, Class A1R, 2.23%, 10/17/26 (a)(b)		4,250	4,257,662
Series 2014-19A, Class CR, 3.23%, 10/17/26 (a)(b)		1,000	1,001,711
Apidos CLO XVIII, Series 2014-18A, Class A1R, 2.27%, 7/22/26 (a)(b)		6,500	6,500,000

BLACKROCK FUNDS II	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Apidos CLO XX:
Series 2015-20A, Class A1R, 2.49%, 1/16/27 (a)(b)	USD	7,750	$7,760,506
Series 2015-20A, Class BR, 2.96%, 1/16/27 (a)(b)		1,750	1,751,750
Apidos CLO XXI, Series 2015-21A, Class A1, 2.59%, 7/18/27 (a)(b)		4,375	4,389,312
Apidos CLO XXII, Series 2015-22A, Class D, 7.16%, 10/20/27 (a)(b)		1,000	1,009,443
Apidos CLO XXIII, Series 2015-23A, Class D2, 7.11%, 1/14/27 (a)(b)		1,000	1,011,572
Apidos CLO XXV, Series 2016-25A, Class A1, 2.62%, 10/20/28 (a)(b)		17,000	17,035,350
Arbor Realty Commercial Real Estate Notes Ltd.:
Series 2016-FL1A, Class A, 2.69%, 9/15/26 (a)(b)		990	990,000
Series 2017-FL1, Class A, 2.11%, 4/15/27 (a)(b)		2,080	2,080,000
Arbour CLO IV DAC, Series 4X, Class E, 5.60%, 1/15/30 (a)	EUR	468	503,352
Ares Xl CLO Ltd., Series 2016-40A, Class C, 4.86%, 10/15/27 (a)(b)	USD	2,250	2,273,606
Ares XLI CLO Ltd.:
Series 2016-41A, Class A, 2.57%, 1/15/29 (a)(b)		950	955,101
Series 2016-41A, Class D, 5.36%, 1/15/29 (a)(b)		900	912,778
Ares XLII CLO Ltd, Series 2017-42A, Class D, 4.61%, 1/22/28 (a)(b)		1,000	1,001,378
Ares XXV CLO Ltd., Series 2012-3A, Class CR, 3.66%, 1/17/24 (a)(b)		2,500	2,501,825
Ares XXVII CLO Ltd., Series 2013-2A, Class B, 2.97%, 7/28/25 (a)(b)		5,500	5,502,544
Ares XXVIII CLO Ltd., Series 2013-3A, Class DR, 4.41%, 10/17/24 (a)(b)		700	702,244
Ares XXXII CLO Ltd., Series 2014-32A, Class BR, 3.29%, 11/15/25 (a)(b)		1,500	1,500,000
Ares XXXIII CLO Ltd.:
Series 2015-1A, Class CR, 5.30%, 12/05/25 (a)(b)		1,000	1,015,441
Series 2015-1A, Class D, 7.33%, 12/05/25 (a)(b)		1,000	1,005,814
Ares XXXIX CLO Ltd., Series 2016-39A, Class E, 8.41%, 7/18/28 (a)(b)		2,500	2,542,844
Ares XXXVII CLO Ltd.:
Series 2015-4A, Class D1, 7.96%, 10/15/26 (a)(b)		3,000	3,013,301
Series 2015-4A, Class D2, 8.18%, 10/15/26 (a)(b)		2,000	2,010,930
Atlas Senior Loan Fund II Ltd., Series 2012-2A, Class DR, 5.07%, 1/30/24 (a)(b)		1,000	1,004,738
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.54%, 2/15/26 (a)(b)		3,000	2,999,929
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.59%, 7/16/26 (a)(b)		8,500	8,511,971
Series 2014-1A, Class BR, 3.16%, 7/16/26 (a)(b)		3,500	3,499,517
Series 2014-1A, Class D, 4.47%, 7/16/26 (a)(b)		1,000	995,416
Atlas Senior Loan Fund VII Ltd., Series 2016-7A, Class D, 4.95%, 11/30/28 (a)(b)		1,500	1,500,000
Atrium VIII:
Series 8A, Class ER, 8.40%, 10/23/24 (a)(b)		4,250	4,288,741
Series 8A, Class SUB, 0.00%, 10/23/24 (a)(b)		11,500	8,093,343
Atrium X, Series 10A, Class D, 4.66%, 7/16/25 (a)(b)		1,000	1,002,322

Asset-Backed Securities		Par (000)	Value
Atrium XII:
Series 12A, Class B, 3.40%, 10/22/26 (a)(b)	USD	5,000	$4,992,325
Series 12A, Class C, 4.20%, 10/22/26 (a)(b)		1,000	1,004,713
Aurium CLO III DAC, Series 3X, Class E, 4.90%, 4/15/30 (a)	EUR	100	103,484
Avoca CLO XVII Ltd., Series 17X, Class E, 5.95%, 1/15/30 (a)		271	295,450
Babson CLO Ltd.:
Series 2016-1A, Class E, 7.70%, 4/23/27 (a)(b)	USD	2,450	2,480,861
Series 2016-2A, Class E, 8.06%, 7/20/28 (a)(b)		1,000	1,014,070
Ballyrock CLO Ltd., Series 2016-1A, Class C, 3.86%, 10/15/28 (a)(b)		3,500	3,542,144
Bear Stearns Asset Backed Securities I Trust:
Series 2005-HE1, Class M2, 2.24%, 1/25/35 (a)		2,452	2,296,343
Series 2006-EC2, Class M2, 1.41%, 2/25/36 (a)		5,801	5,201,914
Series 2006-HE7, Class 1A2, 1.16%, 9/25/36 (a)		2,008	2,015,549
Series 2006-HE9, Class 2A, 1.13%, 11/25/36 (a)		15,037	13,065,349
Series 2006-HE9, Class 3A, 1.13%, 11/25/36 (a)		23,166	20,656,820
Series 2007-HE1, Class 21A2, 1.15%, 1/25/37 (a)		2,295	2,134,988
Series 2007-HE2, Class 22A, 1.13%, 3/25/37 (a)		6,022	4,863,745
Series 2007-HE2, Class 23A, 1.13%, 3/25/37 (a)		8,617	6,766,221
Series 2007-HE3, Class 2A, 1.13%, 4/25/37 (a)		9,369	7,786,188
Series 2007-HE5, Class 2A, 1.21%, 6/25/47 (a)		27,540	24,570,447
Bear Stearns Asset Backed Securities Trust:
Series 2004-HE3, Class M2, 2.72%, 4/25/34 (a)		5,709	5,371,335
Series 2005-4, Class M2, 2.19%, 1/25/36 (a)		6,254	5,990,411
Series 2006-1, Class M1, 1.49%, 2/25/36 (a)		2,533	2,448,947
Benefit Street Partners CLO IV Ltd.:
Series 2014-IVA, Class A1R, 2.65%, 1/20/29 (a)(b)		1,790	1,797,144
Series 2014-IVA, Class A2R, 3.21%, 1/20/29 (a)(b)		2,500	2,525,596
Benefit Street Partners CLO IX Ltd., Series 2016-9A, Class E, 7.83%, 7/20/28 (a)(b)		500	497,500
Benefit Street Partners CLO VI Ltd.:
Series 2015-VIA, Class A2, 3.41%, 4/18/27 (a)(b)		4,500	4,497,387
Series 2015-VIA, Class B, 4.21%, 4/18/27 (a)(b)		500	502,832
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class B, 4.11%, 7/18/27 (a)(b)		4,250	4,273,153
Benefit Street Partners CLO VIII Ltd:
Series 2015-8A, Class A2, 3.41%, 1/20/28 (a)(b)		1,000	1,013,235
Series 2015-8A, Class C, 5.06%, 1/20/28 (a)(b)		1,000	1,000,791
Benefit Street Partners CLO X Ltd., Series 2016-10A, Class A2, 3.16%, 1/15/29 (a)(b)		2,000	2,005,151

2	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Betony CLO Ltd., Series 2015-1A, Class CR, 4.01%, 4/15/27 (a)(b)	USD	1,000	$1,004,442
Birchwood Park CLO Ltd., Series 2014-1A, Class D1, 4.61%, 7/15/26 (a)(b)		1,500	1,500,612
BlueMountain CLO II Ltd., Series 2006-2A, Class B, 1.49%, 7/15/18 (a)(b)		3,500	3,496,656
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.71%, 7/20/23 (a)(b)		1,500	1,504,860
Series 2012-1A, Class C, 4.41%, 7/20/23 (a)(b)		1,500	1,500,484
Series 2012-1A, Class D, 5.51%, 7/20/23 (a)(b)		1,850	1,858,923
Series 2012-2A, Class AR, 2.47%, 11/20/28 (a)(b)		11,500	11,549,047
Series 2012-2A, Class CR, 3.65%, 11/20/28 (a)(b)		2,000	2,012,073
Series 2012-2A, Class DR, 5.20%, 11/20/28 (a)(b)		1,250	1,257,919
Series 2013-1A, Class A1R, 2.56%, 1/20/29 (a)(b)		1,350	1,354,487
Series 2013-2A, Class A, 2.35%, 1/22/25 (a)(b)		12,000	12,009,430
Series 2013-4A, Class DR, 4.31%, 4/15/25 (a)(b)		1,000	996,814
Series 2014-1A, Class A1R, 2.43%, 4/30/26 (a)(b)		3,250	3,254,023
Series 2014-4A, Class A1R, 2.40%, 11/30/26 (a)(b)		7,500	7,503,000
Series 2015-4A, Class E, 7.66%, 1/20/27 (a)(b)		1,000	1,012,881
Series 2016-2A, Class D, 8.05%, 8/20/28 (a)(b)		1,000	1,015,380
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 4/25/30 (a)	EUR	450	482,195
Bowman Park CLO Ltd.:
Series 2014-1A, Class AR, 2.23%, 11/23/25 (a)(b)	USD	3,500	3,499,493
Series 2014-1A, Class D2R, 4.40%, 11/23/25 (a)(b)		500	499,986
Burnham Park CLO Ltd.:
Series 2016-1A, Class A, 2.59%, 10/20/29 (a)(b)		12,000	12,008,869
Series 2016-1A, Class D, 5.01%, 10/20/29 (a)(b)		1,000	1,011,557
Cabela’s Credit Card Master Notes Trust, Series 2015-1A, Class A1, 2.26%, 3/15/23		1,400	1,412,071
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (a)	EUR	200	218,522
Canyon Capital CLO Ltd.:
Series 2006-1A, Class A1, 1.38%, 12/15/20 (a)(b)	USD	5,519	5,492,438
Series 2016-1A, Class C, 4.71%, 4/15/28 (a)(b)		2,750	2,772,000
Series 2016-1A, Class E, 8.66%, 4/15/28 (a)(b)		1,000	1,007,120
Series 2016-2A, Class E, 7.91%, 10/15/28 (a)(b)		1,000	1,000,785
Capital One Multi-Asset Execution Trust, Series 2016-A3, Class A3, 1.34%, 4/15/22		6,200	6,153,994
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class BR, 3.66%, 10/14/28 (a)(b)		2,000	2,007,348
Series 2012-4A, Class BR, 3.06%, 1/20/29 (a)(b)		7,250	7,302,404
Series 2012-4A, Class C1R, 3.76%, 1/20/29 (a)(b)		1,500	1,509,582
Series 2013-1A, Class C, 5.04%, 2/14/25 (a)(b)		2,000	2,009,629
Series 2013-2A, Class D, 4.91%, 4/18/25 (a)(b)		2,250	2,254,500

Asset-Backed Securities		Par (000)	Value
Series 2013-3A, Class B, 3.81%, 7/15/25 (a)(b)	USD	2,000	$2,001,326
Series 2013-3A, Class C, 4.56%, 7/15/25 (a)(b)		1,000	1,002,838
Series 2014-1A, Class CR, 3.91%, 4/17/25 (a)(b)		2,000	2,005,257
Series 2014-3A, Class A1AR, 2.19%, 7/27/26 (a)(b)		1,100	1,100,000
Series 2014-3A, Class BR, 3.19%, 7/27/26 (a)(b)		1,000	1,001,890
Series 2015-1A, Class C, 4.31%, 4/20/27 (a)(b)		250	250,964
Series 2015-1A, Class E1, 6.46%, 4/20/27 (a)(b)		1,000	985,666
Series 2015-2A, Class A1, 2.64%, 4/27/27 (a)(b)		6,000	6,005,422
Series 2015-4A, Class D, 7.26%, 10/20/27 (a)(b)		1,000	1,002,091
Series 2016-1A, Class C, 6.06%, 4/20/27 (a)(b)		1,250	1,268,467
Series 2016-1A, Class D, 8.76%, 4/20/27 (a)(b)		1,000	1,012,995
Carlyle Global Market Strategies Euro CLO DAC, Series 2015-3X, Class D, 5.55%, 1/15/29 (a)	EUR	110	119,030
CarMax Auto Owner Trust:
Series 2015-2, Class A4, 1.80%, 3/15/21	USD	3,800	3,803,754
Series 2015-3, Class A4, 1.98%, 2/16/21		2,000	2,007,371
Carrington Mortgage Loan Trust:
Series 2006-FRE1, Class A4, 1.24%, 4/25/36 (a)		2,876	1,921,381
Series 2006-NC2, Class A3, 1.14%, 6/25/36 (a)		6,961	6,603,165
Series 2006-NC5, Class A3, 1.14%, 1/25/37 (a)		4,000	2,740,710
Series 2007-HE1, Class A2, 1.14%, 6/25/37 (a)		6,355	5,937,722
Catskill Park CLO Ltd., Series 2017-1A, Class C, 0.00%, 4/20/29 (a)(b)		1,000	1,000,000
C-BASS Mortgage Loan Trust, Series 2007-CB3, Class A1, 3.94%, 3/25/37 (c)		8,077	4,385,314
C-BASS Trust, Series 2006-CB6, Class A23, 1.14%, 7/25/36 (a)		10,816	9,899,609
Cedar Funding IV CLO Ltd.:
Series 2014-4A, Class AR, 2.39%, 7/23/30 (a)(b)		8,375	8,375,000
Series 2014-4A, Class DR, 4.81%, 7/23/30 (a)(b)		2,000	2,000,000
Cedar Funding V CLO Ltd., Series 2016-5A, Class C, 4.26%, 7/17/28 (a)(b)		2,000	2,022,770
Cedar Funding VI CLO Ltd., Series 2016-6A, Class B, 2.81%, 10/20/28 (a)(b)		1,750	1,737,358
Cent CLO 19 Ltd., Series 2013-19A, Class A1A, 2.50%, 10/29/25 (a)(b)		2,250	2,250,407
Cent CLO 24 Ltd., Series 2015-24A, Class D2, 7.94%, 10/15/26 (a)(b)		1,000	992,396
Chase Issuance Trust:
Series 2012-A4, Class A4, 1.58%, 8/16/21		3,412	3,401,331
Series 2015-A4, Class A4, 1.84%, 4/15/22		2,770	2,771,189
Series 2016-A2, Class A, 1.37%, 6/15/21		6,980	6,938,364
Series 2016-A4, Class A, 1.49%, 7/15/22		6,000	5,928,148
Chesapeake Funding II LLC:
Series 2016-1A, Class A1, 2.11%, 3/15/28 (b)		3,901	3,894,891

BLACKROCK FUNDS II	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2016-2A, Class A1, 1.88%, 6/15/28 (b)	USD	3,980	$3,966,873
CIFC Funding Ltd.:
Series 2012-3A, Class A3R, 3.74%, 1/29/25 (a)(b)		1,000	1,000,289
Series 2012-3A, Class B1R, 5.04%, 1/29/25 (a)(b)		1,000	1,004,489
Series 2013-1A, Class A2, 3.06%, 4/16/25 (a)(b)		2,650	2,653,157
Series 2014-1A, Class CR, 3.41%, 4/18/25 (a)(b)		1,500	1,500,000
Series 2014-2A, Class A3LR, 3.28%, 5/24/26 (a)(b)		1,000	1,000,090
Series 2014-3A, Class B1, 3.15%, 7/22/26 (a)(b)		1,000	1,002,771
Series 2014-3A, Class C1, 3.95%, 7/22/26 (a)(b)		2,500	2,501,390
Series 2014-4A, Class A1R, 2.54%, 10/17/26 (a)(b)		3,500	3,505,930
Series 2014-5A, Class A1R, 2.56%, 1/17/27 (a)(b)		16,250	16,304,387
Series 2014-5A, Class CR, 3.86%, 1/17/27 (a)(b)		1,000	1,002,962
Series 2014-5A, Class E2, 7.41%, 1/17/27 (a)(b)		750	755,125
Series 2015-2A, Class A, 2.61%, 4/15/27 (a)(b)		2,750	2,757,063
Series 2015-3A, Class E, 7.21%, 10/19/27 (a)(b)		2,000	2,003,616
Series 2015-4A, Class C1, 4.96%, 10/20/27 (a)(b)		1,100	1,108,655
Series 2015-5A, Class D, 7.46%, 10/25/27 (a)(b)		1,000	995,699
Series 2016-1A, Class A, 2.64%, 10/21/28 (a)(b)		1,750	1,755,545
Series 2016-1A, Class E, 7.91%, 10/21/28 (a)(b)		1,000	1,011,855
Citibank Credit Card Issuance Trust:
Series 2014-A1, Class A1, 2.88%, 1/23/23		5,500	5,669,015
Series 2014-A6, Class A6, 2.15%, 7/15/21		2,015	2,033,590
CNH Equipment Trust:
Series 2016-B, Class A3, 1.63%, 8/15/21		2,050	2,045,930
Series 2016-C, Class A3, 1.44%, 12/15/21		4,450	4,416,546
Cole Park CLO Ltd., Series 2015-1A, Class E, 7.26%, 10/20/28 (a)(b)		1,000	1,004,137
Colony American Homes:
Series 2015-1A, Class D, 3.14%, 7/17/32 (a)(b)		3,675	3,680,643
Series 2015-1A, Class E, 3.99%, 7/17/32 (a)(b)		12,772	12,880,791
Colony Starwood Homes Trust:
Series 2016-1A, Class D, 4.09%, 7/17/33 (a)(b)		14,540	14,941,156
Series 2016-1A, Class E, 5.14%, 7/17/33 (a)(b)		20,520	21,271,699
Series 2016-2A, Class D, 3.34%, 12/17/33 (a)(b)		11,450	11,593,581
Series 2016-2A, Class E, 4.34%, 12/17/33 (a)(b)		13,195	13,606,557
Conseco Finance Securitizations Corp., Series 2001-4, Class M1, 2.75%, 9/01/33 (a)		10,530	9,743,040
Conseco Financial Corp.:
Series 1996-5, Class M1, 8.05%, 7/15/27 (a)		1,784	1,798,211
Series 1997-7, Class M1, 7.03%, 7/15/28		5,689	5,564,905

Asset-Backed Securities		Par (000)	Value
Series 1998-8, Class A1, 6.28%, 9/01/30	USD	10,765	$11,304,689
Credit Acceptance Auto Loan Trust:
Series 2016-2A, Class A, 2.42%, 11/15/23 (b)		4,300	4,323,823
Series 2016-3A, Class A, 2.15%, 4/15/24 (b)		7,480	7,447,788
Credit-Based Asset Servicing and Securitization LLC:
Series 2007-CB6, Class A4, 1.33%, 7/25/37 (a)(b)		2,381	1,532,333
Series 2007-RP1, Class A, 1.30%, 5/25/46 (a)(b)		7,809	6,389,058
Cumberland Park CLO Ltd., Series 2015-2A, Class E, 6.16%, 7/20/26 (a)(b)		1,833	1,759,680
CVC Cordatus Loan Fund III Ltd.:
Series 8X, Class E, 5.70%, 4/23/30	EUR	300	320,254
Series 8X, Class F, 7.65%, 4/23/30		100	106,195
CWHEQ Revolving Home Equity Loan Trust, Series 2006-G, Class 2A, 1.14%, 10/15/36 (a)	USD	2,030	1,758,688
Discover Card Execution Note Trust:
Series 2012-A6, Class A6, 1.67%, 1/18/22		6,400	6,392,116
Series 2014-A4, Class A4, 2.12%, 12/15/21		5,000	5,042,365
Series 2015-A2, Class A, 1.90%, 10/17/22		6,240	6,240,977
Series 2016-A4, Class A4, 1.39%, 3/15/22		7,980	7,912,914
Dryden 34 Senior Loan Fund:
Series 2014-34A, Class AR, 2.18%, 10/15/26 (a)(b)		1,650	1,650,000
Series 2014-34A, Class DR, 4.42%, 10/15/26 (a)(b)		1,000	1,000,000
Dryden 36 Senior Loan Fund, Series 2014-36A, Class CR, 3.96%, 1/15/28 (a)(b)		2,750	2,751,375
Dryden 41 Senior Loan Fund:
Series 2015-41A, Class A, 2.66%, 1/15/28 (a)(b)		4,000	4,016,742
Series 2015-41A, Class E, 6.81%, 1/15/28 (a)(b)		1,000	982,313
Dryden 43 Senior Loan Fund, Series 2016-43A, Class E, 8.41%, 7/20/29 (a)(b)		1,000	1,020,000
Dryden XXV Senior Loan Fund, Series 2012-25A, Class CR, 3.66%, 1/15/25 (a)(b)		1,000	1,000,747
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class A, 2.26%, 7/15/25 (a)(b)		1,750	1,750,297
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class AR, 2.24%, 4/18/26 (a)(b)		6,500	6,505,230
Elevation CLO Ltd., Series 2013-1A, Class CR, 5.72%, 11/15/28 (a)(b)		1,200	1,200,600
Enterprise Fleet Financing LLC:
Series 2016-2, Class A2, 1.74%, 2/22/22 (b)		3,170	3,164,732
Series 2016-2, Class A3, 2.04%, 2/22/22 (b)		1,480	1,472,369
Series 2017-1, Class A2, 2.13%, 7/20/22 (b)		1,030	1,029,480
Series 2017-1, Class A3, 2.60%, 7/20/22 (b)		650	649,899
Euro-Galaxy IV CLO BV, Series 2015-4X, Class E, 4.50%, 7/30/28 (a)	EUR	150	160,001
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (a)		300	330,133
First Franklin Mortgage Loan Trust:
Series 2006-FF5, Class 2A3, 1.15%, 4/25/36 (a)	USD	5,122	4,648,790

4	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2006-FF17, Class A5, 1.14%, 12/25/36 (a)	USD	5,297	$4,412,291
Series 2006-FFH1, Class M1, 1.36%, 1/25/36 (a)		10,000	8,342,576
Ford Credit Auto Owner Trust:
Series 2016-B, Class A4, 1.52%, 8/15/21		7,207	7,162,164
Series 2016-C, Class A4, 1.40%, 2/15/22		2,940	2,904,745
Ford Credit Floorplan Master Owner Trust A:
Series 2013-2, Class A, 2.09%, 3/15/22 (b)		5,900	5,921,395
Series 2016-5, Class A1, 1.95%, 11/15/21		2,200	2,203,606
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class BR, 3.66%, 4/20/23 (a)(b)		1,900	1,902,265
Galaxy XIV CLO Ltd., Series 2012-14A, Class DR, 5.48%, 11/15/26 (a)(b)		4,365	4,381,511
Galaxy XIX CLO Ltd., Series 2015-19A, Class A1A, 2.70%, 1/24/27 (a)(b)		22,000	22,023,236
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 2.41%, 4/15/25 (a)(b)		1,796	1,796,630
Galaxy XVI CLO Ltd., Series 2013-16A, Class CR, 3.40%, 11/16/25 (a)(b)		1,000	992,278
Galaxy XVII CLO Ltd., Series 2014-17A, Class AR, 2.56%, 7/15/26 (a)(b)		6,500	6,502,664
GMACM Home Equity Loan Trust:
Series 2006-HE4, Class A1, 1.17%, 12/25/36 (a)		11,524	10,752,117
Series 2006-HE4, Class A2, 1.17%, 12/25/36 (a)		2,232	2,082,158
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class AR, 2.54%, 10/29/26 (a)(b)		14,750	14,812,233
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.46%, 4/25/25 (a)(b)		1,500	1,501,274
GoldenTree Loan Opportunities VIII Ltd:
Series 2014-8A, Class AR, 2.37%, 4/19/26 (a)(b)		2,000	2,000,397
Series 2014-8A, Class DR, 4.53%, 4/19/26 (a)(b)		500	501,125
GoldenTree Loan Opportunities XI Ltd., Series 2016-12X, Class A2, 3.31%, 4/21/27 (a)		7,750	7,726,798
GoldentTree Loan Management U.S. CLO 1 Ltd.:
Series 2017-1A, Class C, 3.38%, 4/20/29 (a)(b)		2,000	2,000,000
Series 2017-1A, Class D, 4.53%, 4/20/29 (a)(b)		750	750,000
Greenpoint Manufactured Housing:
Series 1999-1, Class A5, 6.77%, 8/15/29 (a)		8,416	8,260,681
Series 2000-1, Class A4, 8.14%, 3/20/30 (a)		9,353	9,792,636
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 2.71%, 3/15/27 (a)(b)		2,400	2,400,000
Greywolf CLO V Ltd., Series 2015-1A, Class C, 4.96%, 4/25/27 (a)(b)		1,000	997,110
Grippen Park CLO Ltd.:
Series 2017-1A, Class A, 2.51%, 1/20/30 (a)(b)		2,000	2,001,000
Series 2017-1A, Class C, 3.55%, 1/20/30 (a)(b)		1,000	1,000,882
Series 2017-1A, Class D, 4.55%, 1/20/30 (a)(b)		1,000	989,250
GSAA Home Equity Trust, Series 2006-18, Class AF6, 5.68%, 11/25/36 (c)		4,756	2,284,258
GSAMP Trust, Series 2006-HE6, Class A4, 1.23%, 8/25/36 (a)		2,646	2,179,907

Asset-Backed Securities		Par (000)	Value
Harvest CLO, Series 16X, Class E, 6.40%, 10/15/29 (a)	EUR	235	$255,429
Highbridge Loan Management Ltd.:
Series 3A-2014, Class C, 4.76%, 1/18/25 (a)(b)	USD	1,375	1,374,998
Series 4A-2014, Class B, 4.17%, 7/28/25 (a)(b)		1,250	1,251,410
Series 5A-2015, Class C1, 4.37%, 1/29/26 (a)(b)		6,000	6,033,700
Series 6A-2015, Class C, 4.24%, 5/05/27 (a)(b)		1,100	1,105,997
Series 7A-2015, Class E, 6.93%, 11/15/26 (a)(b)		500	498,809
Series 8A-2016, Class D, 6.01%, 4/20/27 (a)(b)		1,000	1,018,316
Series 8A-2016, Class E, 9.06%, 4/20/27 (a)(b)		1,000	1,007,929
Honda Auto Receivables Owner Trust, Series 2016-4, Class A4, 1.36%, 1/18/23		2,760	2,728,731
HPS Loan Management Ltd., Series 9A-2016, Class D2, 7.61%, 7/19/27 (a)(b)		1,300	1,298,542
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2, 1.81%, 3/15/21 (b)		420	419,655
Invitation Homes Trust:
Series 2014-SFR1, Class D, 3.59%, 6/17/31 (a)(b)		3,455	3,454,901
Series 2014-SFR2, Class D, 3.69%, 9/17/31 (a)(b)		1,960	1,966,370
Series 2014-SFR2, Class E, 4.40%, 9/17/31 (a)(b)		1,500	1,504,259
Series 2014-SFR3, Class D, 3.99%, 12/17/31 (a)(b)		2,675	2,674,993
Series 2014-SFR3, Class E, 5.49%, 12/17/31 (a)(b)		13,480	13,502,177
Series 2015-SFR1, Class D, 3.99%, 3/17/32 (a)(b)		2,230	2,238,028
Series 2015-SFR3, Class D, 3.74%, 8/17/32 (a)(b)		25,825	26,026,931
Series 2015-SFR3, Class E, 4.74%, 8/17/32 (a)(b)		6,777	6,896,996
JPMorgan Mortgage Acquisition Trust:
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		4,134	2,363,198
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		5,190	2,964,628
LCM XV LP, Series 15A, Class C, 4.15%, 8/25/24 (a)(b)		1,500	1,500,138
LCM XVII LP, Series 17A, Class D, 4.66%, 10/15/26 (a)(b)		1,000	1,002,817
LCM XVIII LP, Series 18A, Class C1, 4.31%, 4/20/27 (a)(b)		1,500	1,506,246
LCM XXI LP:
Series 21A, Class A, 2.71%, 4/20/28 (a)(b)		20,000	20,121,194
Series 21A, Class D, 6.26%, 4/20/28 (a)(b)		2,000	2,032,632
Series 21A, Class E, 8.81%, 4/20/28 (a)(b)		1,500	1,517,944
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.70%, 6/20/21 (a)(b)		4,000	3,985,216
Long Beach Mortgage Loan Trust:
Series 2005-3, Class 1A, 1.25%, 8/25/45 (a)		3,494	2,994,167
Series 2006-1, Class 1A, 1.21%, 2/25/36 (a)		18,016	16,214,089
Series 2006-2, Class 2A3, 1.18%, 3/25/46 (a)		18,531	8,590,776
Series 2006-4, Class 1A, 1.14%, 5/25/36 (a)		38,683	23,957,314

BLACKROCK FUNDS II	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Madison Park Funding IX Ltd.:
Series 2012-9A, Class E, 6.29%, 8/15/22 (a)(b)	USD	2,750	$2,752,849
Series 2012-9AR, Class AR, 2.33%, 8/15/22 (a)(b)		2,596	2,597,286
Series 2012-9AR, Class B2R, 3.53%, 8/15/22 (b)(c)		2,500	2,542,579
Madison Park Funding X Ltd.:
Series 2012-10A, Class AR, 2.61%, 1/20/29 (a)(b)		12,500	12,568,486
Series 2012-10A, Class DR, 5.36%, 1/20/29 (a)(b)		2,370	2,405,036
Series 2012-10A, Class ER, 8.78%, 1/20/29 (a)(b)		1,000	1,035,210
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 2.42%, 7/20/26 (a)(b)		750	751,195
Madison Park Funding XIII Ltd., Series 2014-13A, Class CR, 3.03%, 1/19/25 (a)(b)		1,000	1,000,000
Madison Park Funding XIX Ltd., Series 2015-19A, Class D, 7.60%, 1/22/28 (a)(b)		1,000	1,005,313
Madison Park Funding XV Ltd., Series 2014-15A, Class B1R, 3.24%, 1/27/26 (a)(b)		1,450	1,452,710
MASTR Asset Backed Securities Trust, Series 2006-AM2, Class A4, 1.25%, 6/25/36 (a)(b)		3,831	2,555,691
Mercedes-Benz Auto Receivables Trust, Series 2016-1, Class A4, 1.46%, 12/15/22		4,500	4,448,423
Mercedes-Benz Master Owner Trust, Series 2016-BA, Class A, 1.69%, 5/17/21 (a)(b)		4,213	4,255,291
Merrill Lynch Mortgage Investors Trust, Series 2006-HE1, Class M1, 1.38%, 12/25/36 (a)		1,500	1,408,227
Mill Creek II CLO Ltd.:
Series 2016-1A, Class C, 4.51%, 4/20/28 (a)(b)		1,000	1,011,035
Series 2016-1A, Class D, 6.01%, 4/20/28 (a)(b)		1,000	1,013,189
Series 2016-1A, Class E, 8.91%, 4/20/28 (a)(b)		1,000	1,006,365
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class AFPT, 1.06%, 11/25/36 (a)		9,463	4,509,683
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.92%, 9/25/46 (c)		839	391,236
MP CLO VI Ltd.:
Series 2014-2A, Class AR, 2.36%, 1/15/27 (a)(b)		6,000	6,003,166
Series 2014-2A, Class DR, 4.66%, 1/15/27 (a)(b)		1,250	1,250,907
MP CLO VII Ltd., Series 2015-1A, Class A1, 2.65%, 4/18/27 (a)(b)		2,400	2,407,130
MP CLO VIII Ltd., Series 2015-2A, Class A1, 2.67%, 10/28/27 (a)(b)		12,500	12,542,214
Navient Private Education Loan Trust, Series 2015-AA, Class A2B, 2.19%, 12/15/28 (a)(b)		1,875	1,901,402
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class C, 4.00%, 1/23/24 (a)(b)		2,000	2,002,977
Series 2012-13A, Class D, 5.65%, 1/23/24 (a)(b)		2,000	2,005,250
Neuberger Berman CLO XVII Ltd.:
Series 2014-17A, Class D, 4.58%, 8/04/25 (a)(b)		750	750,166

Asset-Backed Securities		Par (000)	Value
Series 2014-17A, Class DR, 4.78%, 4/22/29 (a)(b)	USD	750	$750,000
Neuberger Berman CLO XVIII Ltd.:
Series 2014-18A, Class BR, 3.73%, 11/14/27 (a)(b)		1,500	1,501,902
Series 2014-18A, Class CR, 5.43%, 11/14/27 (a)(b)		1,250	1,260,046
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class E, 7.61%, 1/15/28 (a)(b)		1,750	1,752,357
Neuberger Berman CLO XXI Ltd., Series 2016-21A, Class E, 8.16%, 4/20/27 (a)(b)		1,000	996,303
Neuberger Berman CLO XXII Ltd.:
Series 2016-22A, Class D, 5.01%, 10/17/27 (a)(b)		3,000	2,996,744
Series 2016-22A, Class E, 7.91%, 10/17/27 (a)(b)		1,000	1,005,461
Neuberger Berman CLO XXIII Ltd., Series 2016-23A, Class E, 7.74%, 10/17/27 (a)(b)		750	750,693
Nissan Auto Receivables Owner Trust, Series 2016-C, Class A4, 1.38%, 1/17/23		4,773	4,705,343
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2, 1.54%, 6/15/21		2,930	2,913,521
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class AR, 2.29%, 7/20/26 (a)(b)		8,000	8,000,000
Oak Hill Credit Partners XII Ltd., Series 2015-12A, Class C2, 4.40%, 1/23/27 (a)(b)		1,850	1,857,400
Oaktree CLO Ltd., Series 2014-2A, Class A1AR, 2.38%, 10/20/26 (a)(b)		1,000	1,000,482
Oaktree EIF II Ltd.:
Series 2014-A2, Class B, 3.34%, 11/15/25 (a)(b)		6,000	5,978,374
Series 2015-B1A, Class B, 3.48%, 2/15/26 (a)(b)		2,550	2,535,460
Oakwood Mortgage Investors, Inc.:
Series 1998-D, Class M1, 7.42%, 1/15/29 (b)		1,268	1,294,719
Series 1999-C, Class A2, 7.48%, 8/15/27		6,839	6,716,432
Series 2001-D, Class A3, 5.90%, 9/15/22 (a)		583	483,223
Series 2002-B, Class A4, 7.09%, 6/15/32 (a)		123	130,899
OCP CLO Ltd.:
Series 2012-2A, Class A1R, 2.45%, 11/22/25 (a)(b)		4,500	4,506,940
Series 2012-2A, Class DR, 5.52%, 11/22/25 (a)(b)		1,000	1,006,223
Series 2013-3A, Class B, 3.91%, 1/17/25 (a)(b)		1,750	1,751,293
Series 2015-8A, Class A1, 2.69%, 4/17/27 (a)(b)		4,750	4,758,975
Series 2015-8A, Class C, 4.81%, 4/17/27 (a)(b)		1,000	988,449
Series 2016-12A, Class A1, 2.73%, 10/18/28 (a)(b)		4,250	4,282,825
OCP Euro DAC, Series 2017-1X, Class E, 0.00%, 6/18/30 (a)	EUR	400	413,542
Octagon Investment Partners 26 Ltd.:
Series 2016-1A, Class C, 4.51%, 4/15/27 (a)(b)	USD	2,250	2,265,273
Series 2016-1A, Class D, 6.11%, 4/15/27 (a)(b)		1,250	1,268,878
Series 2016-1A, Class E, 9.01%, 4/15/27 (a)(b)		875	885,712

6	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Octagon Investment Partners 27 Ltd., Series 2016-1A, Class E, 8.26%, 7/15/27 (a)(b)	USD	1,250	$1,268,895
Octagon Investment Partners XII Ltd., Series 2012-1AR, Class ER, 6.53%, 5/05/23 (a)(b)		1,000	1,000,799
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 5.16%, 1/15/24 (a)(b)		2,000	2,001,031
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1, 2.49%, 10/25/25 (a)(b)		2,000	2,001,845
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class C1, 4.40%, 11/25/25 (a)(b)		2,000	2,000,400
OHA Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.28%, 4/20/25 (a)(b)		1,500	1,500,462
OHA Loan Funding Ltd., Series 2015-1A, Class AR, 2.59%, 8/15/29 (a)(b)		1,000	1,000,382
OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.47%, 9/18/24 (b)		1,473	1,474,781
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.85%, 7/22/27 (a)(b)		1,500	1,497,865
OZLM Funding V Ltd., Series 2013-5A, Class BR, 3.49%, 1/17/26 (a)(b)		1,000	1,000,030
OZLM IX Ltd., Series 2014-9A, Class BR, 3.51%, 1/20/27 (a)(b)		1,250	1,251,782
OZLM VII Ltd., Series 2014-7A, Class B1R, 3.41%, 7/17/26 (a)(b)		1,250	1,250,000
OZLM XI Ltd.:
Series 2015-11A, Class A1A, 2.72%, 1/30/27 (a)(b)		8,750	8,789,109
Series 2015-11A, Class B, 4.17%, 1/30/27 (a)(b)		3,750	3,765,364
Series 2015-11A, Class C2, 4.92%, 1/30/27 (a)(b)		1,100	1,102,011
OZLM XII Ltd.:
Series 2015-12A, Class A1, 2.62%, 4/30/27 (a)(b)		2,750	2,761,538
Series 2015-12A, Class A2, 3.17%, 4/30/27 (a)(b)		2,500	2,493,726
OZLM XIII Ltd.:
Series 2015-13A, Class B, 3.87%, 7/30/27 (a)(b)		4,600	4,625,306
Series 2015-13A, Class C, 5.67%, 7/30/27 (a)(b)		1,000	1,013,977
OZLM XIV Ltd., Series 2015-14A, Class C, 5.51%, 1/15/29 (a)(b)		950	957,141
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (a)	EUR	238	263,609
Palmer Square CLO Ltd., Series 2014-1A, Class CR, 5.16%, 1/17/27 (a)(b)	USD	500	503,507
PFS Financing Corp., Series 2016-BA, Class A, 1.87%, 10/15/21 (b)		830	824,304
Pinnacle Park CLO Ltd., Series 2014-1A, Class CR, 3.81%, 4/15/26 (a)(b)		1,500	1,501,048
Pretium Mortgage Credit Partners I LLC, Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (b)(c)		13,343	13,349,469
Progress Residential Trust:
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		1,625	1,693,048
Series 2016-SFR1, Class D, 3.74%, 9/17/33 (a)(b)		7,345	7,464,527
Series 2016-SFR1, Class E, 4.84%, 9/17/33 (a)(b)		4,640	4,837,159
Series 2016-SFR2, Class D, 3.49%, 1/17/34 (a)(b)		17,135	17,359,194
Series 2016-SFR2, Class E, 4.54%, 1/17/34 (a)(b)		15,575	16,203,537

Asset-Backed Securities		Par (000)	Value
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.67%, 4/15/27 (a)(b)	USD	1,000	$1,001,561
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 3.83%, 11/08/24 (a)(b)		5,500	5,503,101
Regatta V Funding Ltd., Series 2014-1A, Class A1AR, 2.32%, 10/25/26 (a)(b)		2,500	2,500,000
Santander Drive Auto Receivables Trust:
Series 2014-4, Class D, 3.10%, 11/16/20		2,000	2,035,996
Series 2016-2, Class A3, 1.56%, 5/15/20		1,040	1,039,557
Series 2016-3, Class A3, 1.50%, 8/17/20		2,730	2,725,370
Sheridan Square CLO Ltd., Series 2013-1A, Class A1, 2.21%, 4/15/25 (a)(b)		7,850	7,854,505
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.63%, 5/15/26 (a)(b)		1,982	1,983,956
SLM Private Credit Student Loan Trust, Series 2005-B, Class A2, 1.31%, 3/15/23 (a)		125	124,606
SLM Private Education Loan Trust:
Series 2011-B, Class A2, 3.74%, 2/15/29 (b)		1,010	1,030,273
Series 2012-C, Class A2, 3.31%, 10/15/46 (b)		1,837	1,854,130
Series 2012-E, Class A2A, 2.09%, 6/15/45 (b)		4,370	4,373,353
Series 2013-A, Class A2A, 1.77%, 5/17/27 (b)		525	524,089
Series 2013-B, Class A2A, 1.85%, 6/17/30 (b)		815	812,361
Series 2013-B, Class A2B, 2.09%, 6/17/30 (a)(b)		1,455	1,468,927
SMB Private Education Loan Trust:
Series 2014-A, Class A2A, 3.05%, 5/15/26 (b)		4,749	4,832,105
Series 2015-C, Class A2B, 2.39%, 7/15/27 (a)(b)		2,375	2,422,591
Series 2016-A, Class A2A, 2.70%, 5/15/31 (b)		960	961,165
Series 2016-B, Class A2A, 2.43%, 2/17/32 (b)		1,085	1,073,572
Series 2016-C, Class A2A, 2.34%, 9/15/34 (b)		4,030	3,944,252
SoFi Professional Loan Program LLC:
Series 2015-D, Class A2, 2.72%, 10/27/36 (b)		1,623	1,634,172
Series 2016-A, Class A1, 2.74%, 8/25/36 (a)(b)		2,849	2,929,833
Series 2016-C, Class A2B, 2.36%, 12/27/32 (b)		430	426,429
Series 2016-D, Class A2A, 1.53%, 4/25/33 (b)		1,287	1,283,947
Series 2016-D, Class A2B, 2.34%, 4/25/33 (b)		570	564,093
Sound Point CLO I Ltd., Series 2012-1A, Class C, 4.46%, 10/20/23 (a)(b)		1,000	1,000,268
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.37%, 4/26/25 (a)(b)		3,391	3,393,016
Sound Point CLO IV Ltd.:
Series 2013-3A, Class CR, 3.41%, 3/21/29 (a)(b)		1,000	1,000,000
Series 2013-3A, Class DR, 4.56%, 1/21/26 (a)(b)		1,000	1,000,000
Sound Point CLO IX Ltd., Series 2015-2A, Class D, 4.71%, 7/20/27 (a)(b)		1,000	1,001,577
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, 2.45%, 1/23/27 (a)(b)		4,250	4,249,970
Sound Point CLO XII Ltd., Series 2016-2A, Class D, 5.41%, 10/20/28 (a)(b)		1,000	1,013,343

BLACKROCK FUNDS II	APRIL 30, 2017	7

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Sound Point CLO XV Ltd., Series 2017-1A, Class E, 7.00%, 1/23/29 (a)(b)	USD	1,000	$980,750
Stanwich Mortgage Loan Co., Series 2016-NPA1, Class NOTE, 3.84%, 10/16/46 (a)(b)		27,192	27,187,147
Symphony CLO XI Ltd., Series 2013-11A, Class C, 4.31%, 1/17/25 (a)(b)		7,000	7,002,792
Symphony CLO XII Ltd.:
Series 2013-12A, Class AR, 2.19%, 10/15/25 (a)(b)		1,000	1,000,351
Series 2013-12A, Class CR, 3.26%, 10/15/25 (a)(b)		3,250	3,251,038
Series 2013-12A, Class DR, 4.41%, 10/15/25 (a)(b)		1,500	1,500,615
Symphony CLO XV Ltd., Series 2014-15A, Class CR, 3.36%, 10/17/26 (a)(b)		1,750	1,749,769
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 6.61%, 7/15/28 (a)(b)		1,000	985,964
Symphony CLO XVII Ltd., Series 2016-17A, Class D, 5.96%, 4/15/28 (a)(b)		750	762,057
Symphony CLO XVIII Ltd., Series 2016-18A, Class D, 4.95%, 1/23/28 (a)(b)		1,000	1,003,072
Synchrony Credit Card Master Note Trust:
Series 2016-1, Class A, 2.04%, 3/15/22		5,000	5,024,769
Series 2016-2, Class A, 2.21%, 5/15/24		6,400	6,408,571
Series 2016-3, Class A, 1.58%, 9/15/22		3,410	3,390,139
TCI-Cent CLO Ltd., Series 2016-1A, Class A2, 3.32%, 12/21/29 (a)(b)		4,000	4,029,632
THL Credit Wind River CLO Ltd., Series 2017-1A, Class A, 2.37%, 4/18/29 (a)(b)		1,500	1,500,000
TICP CLO I Ltd., Series 2015-1A, Class A, 2.66%, 7/20/27 (a)(b)		2,750	2,749,703
TICP CLO III Ltd., Series 2014-3A, Class AR, 2.16%, 1/20/27 (a)(b)		2,750	2,750,000
Towd Point Mortgage Trust:
Series 2016-3, Class A1, 2.25%, 4/25/56 (a)(b)		1,853	1,840,936
Series 2016-4, Class A1, 2.25%, 7/25/56 (a)(b)		3,348	3,320,518
Treman Park CLO Ltd., Series 2015-1A, Class D, 5.02%, 4/20/27 (a)(b)		1,000	1,002,022
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (b)(c)		1,126	1,117,899
Series 2016-2II, Class A, 3.47%, 8/27/36 (b)(c)		3,339	3,320,268
Series 2016-3II, Class A, 3.60%, 10/27/36 (b)(c)		1,025	1,020,733
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (b)(c)		5,562	5,581,914
Series 2016-2III, Class A, 3.47%, 8/27/36 (b)(c)		10,613	10,553,357
Series 2016-3III, Class A, 3.60%, 10/27/36 (b)(c)		2,974	2,960,004
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (b)(c)		10,671	10,700,859
Series 2016-2IV, Class NOTE, 3.47%, 8/27/36 (b)(c)		3,381	3,361,596
Series 2016-3IV, Class A, 3.60%, 10/27/36 (b)(c)		2,225	2,235,604
USAA Auto Owner Trust, Series 2016-1, Class A4, 1.39%, 11/15/21		2,616	2,590,516
Venture XX CLO Ltd.:
Series 2015-20A, Class A, 2.65%, 4/15/27 (a)(b)		7,775	7,786,908

Asset-Backed Securities		Par (000)	Value
Series 2015-20A, Class B1, 3.26%, 4/15/27 (a)(b)	USD	1,000	$1,002,133
Series 2015-20A, Class C, 4.31%, 4/15/27 (a)(b)		600	603,493
Venture XXIV CLO Ltd., Series 2016-24A, Class A1P, 2.72%, 10/20/28 (a)(b)		3,750	3,783,580
Venture XXVI CLO Ltd., Series 2017-26A, Class D, 5.29%, 1/20/29 (a)(b)		1,000	1,006,250
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.75%, 7/24/24 (a)(b)		1,000	994,905
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, 2.64%, 4/20/26 (a)(b)		4,380	4,383,109
Series 2015-3A, Class A2R, 3.21%, 4/20/26 (a)(b)		1,000	999,650
Series 2015-3A, Class BR, 4.11%, 4/20/26 (a)(b)		1,500	1,501,121
Vibrant CLO IV Ltd., Series 2016-4A, Class C, 4.46%, 7/20/28 (a)(b)		4,100	4,146,462
Vibrant CLO V Ltd., Series 2016-5A, Class C, 3.96%, 1/20/29 (a)(b)		1,000	1,009,934
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.84%, 6/25/46 (b)(c)		11,827	11,910,524
Voya CLO Ltd.:
Series 2012-2A, Class BR, 3.11%, 10/15/22 (a)(b)		11,750	11,752,664
Series 2012-2A, Class CR, 4.11%, 10/15/22 (a)(b)		2,500	2,501,274
Series 2012-3A, Class AR, 2.48%, 10/15/22 (a)(b)		890	890,209
Series 2013-2A, Class A1, 2.31%, 4/25/25 (a)(b)		3,500	3,502,555
Series 2013-2A, Class C, 4.66%, 4/25/25 (a)(b)		1,000	1,002,269
Series 2013-3A, Class A2R, 2.66%, 1/18/26 (a)(b)		750	750,000
Series 2014-1AR, Class BR, 3.76%, 4/18/26 (a)(b)		2,000	2,001,480
Series 2014-3A, Class A1, 2.58%, 7/25/26 (a)(b)		4,000	4,006,439
Series 2014-4A, Class A2A, 3.56%, 10/14/26 (a)(b)		2,000	1,985,627
Series 2014-4A, Class B, 4.51%, 10/14/26 (a)(b)		1,800	1,800,240
Series 2015-1A, Class A2, 3.26%, 4/18/27 (a)(b)		5,750	5,758,002
Series 2015-2A, Class D, 4.55%, 7/23/27 (a)(b)		1,750	1,748,166
Series 2016-2A, Class D, 8.11%, 7/19/28 (a)(b)		1,500	1,518,352
Series 2016-3A, Class C, 5.01%, 10/18/27 (a)(b)		1,500	1,506,808
Series 2016-3A, Class D, 8.01%, 10/18/27 (a)(b)		1,000	1,016,338
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE1, Class A, 1.13%, 7/25/37 (a)(b)		5,107	4,615,657
Washington Mutual Asset-Backed Certificates Trust, Series 2006-HE5, Class 1-A, 1.15%, 10/25/36 (a)		23,440	17,894,689
Webster Park CLO Ltd.:
Series 2015-1A, Class B1, 4.26%, 1/20/27 (a)(b)		4,300	4,329,139
Series 2015-1A, Class C, 5.21%, 1/20/27 (a)(b)		4,600	4,647,711
Series 2015-1A, Class D, 7.26%, 1/20/27 (a)(b)		2,250	2,251,665

8	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Asset-Backed Securities		Par (000)	Value
Wellfleet CLO Ltd., Series 2017-1A, Class A1, 0.00%, 4/20/29 (a)(b)	USD	2,000	$2,000,000
Westcott Park CLO Ltd.:
Series 2016-1A, Class D, 5.51%, 7/20/28 (a)(b)		500	507,103
Series 2016-1A, Class E, 8.36%, 7/20/28 (a)(b)		1,000	1,012,910
WestVue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)(c)		5,614	5,709,098
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59%, 5/20/25 (b)		450	450,155
World Financial Network Credit Card Master Trust:
Series 2013-A, Class A, 1.61%, 12/15/21		5,070	5,074,268
Series 2016-A, Class A, 2.03%, 4/15/25		2,910	2,876,561
York CLO 1 Ltd.:
Series 2014-1A, Class CR, 3.50%, 1/22/27 (a)(b)		1,300	1,300,000
Series 2014-1A, Class DR, 4.55%, 1/22/27 (a)(b)		2,800	2,775,103
York CLO 2 Ltd., Series 2015-1A, Class E, 7.40%, 10/22/27 (a)(b)		1,000	997,177
York CLO 3 Ltd., Series 2016-1A, Class E, 6.84%, 7/20/25 (a)(b)		2,000	1,960,521
York CLO 4 Ltd., Series 2016-2A, Class D, 5.26%, 1/20/30 (a)(b)		1,750	1,766,675
Ziggurat CLO Ltd., Series 2014-1A, Class A1, 2.74%, 10/17/26 (a)(b)		4,000	4,001,512
Total Asset-Backed Securities — 11.7%			1,732,001,723

Common Stocks		Shares	Value
Aerospace & Defense — 0.1%
BAE Systems PLC		593,172	4,817,740
Boeing Co.		39,463	7,293,946
Meggitt PLC		7,006	41,968
United Technologies Corp.		46,499	5,532,916

			17,686,570
Air Freight & Logistics — 0.3%
bpost SA		98,035	2,349,699
Cia de Distribucion Integral Logista Holdings SA		138,802	3,314,027
Deutsche Post AG, Registered Shares		710,415	25,535,049
Royal Mail PLC		213,614	1,113,914
United Parcel Service, Inc., Class B		46,927	5,042,775

			37,355,464
Airlines — 0.1%
Delta Air Lines, Inc.		4,371	198,618
Deutsche Lufthansa AG, Registered Shares		32,748	564,977
InterGlobe Aviation Ltd. (b)		268,789	4,620,723
Singapore Airlines Ltd.		385,100	2,821,152

			8,205,470
Auto Components — 0.0%
Bridgestone Corp.		28,000	1,167,916

Common Stocks	Shares	Value
Auto Components (continued)
Nokian Renkaat Oyj	104,933	$4,510,110

		5,678,026
Automobiles — 0.2%
Bayerische Motoren Werke AG	130,343	12,453,214
Bayerische Motoren Werke AG, Preference Shares	24,664	2,028,303
Daimler AG, Registered Shares	184,431	13,742,768
Ford Otomotiv Sanayi A/S	5,999	66,677
General Motors Co.	12,142	420,599
Nissan Motor Co. Ltd.	239,100	2,277,565
Toyota Motor Corp.	22,400	1,212,306

		32,201,432
Banks — 0.8%
Bank Negara Indonesia Persero Tbk PT	10,976,800	5,241,460
Canadian Imperial Bank of Commerce	56,416	4,556,510
China Construction Bank Corp., H Shares	5,206,000	4,225,522
Citizens Financial Group, Inc.	127,802	4,691,611
Credicorp Ltd.	44,463	6,832,185
Danske Bank A/S	216,695	7,878,711
DBS Group Holdings Ltd.	380,400	5,253,476
Erste Group Bank AG (d)	202,756	7,259,447
Finecobank Banca Fineco SpA	845,963	6,026,429
Industrial & Commercial Bank of China Ltd., H Shares	7,749,000	5,051,310
Itau UniBanco Holding SA — ADR, Preference Shares	625,436	7,692,863
Lloyds Banking Group PLC	5,474,810	4,919,275
M&T Bank Corp.	47,265	7,345,454
Mega Financial Holding Co. Ltd.	4,748,000	3,811,681
Royal Bank of Canada	2,167	148,382
Shinhan Financial Group Co. Ltd.	113,023	4,718,871
Siam Commercial Bank Pcl — NVDR	1,750,900	7,882,391
Skandinaviska Enskilda Banken AB	118,326	1,362,564
Svenska Handelsbanken AB, A Shares	500,690	7,103,759
Swedbank AB, A Shares	176,433	4,181,468
Toronto-Dominion Bank	23,526	1,106,974
U.S. Bancorp	144,318	7,400,627
Wells Fargo & Co.	113,542	6,113,101

		120,804,071
Beverages — 0.4%
Anheuser-Busch InBev SA	47,833	5,394,149
Coca-Cola Co.	270,577	11,675,398
Coca-Cola Femsa SAB de CV, Series L	131,700	958,092
Diageo PLC	397,074	11,557,736
Dr. Pepper Snapple Group, Inc.	27,566	2,526,424
Heineken NV	75,159	6,703,683
PepsiCo, Inc.	114,268	12,944,279

		51,759,761
Biotechnology — 0.1%
AbbVie, Inc.	121,200	7,991,928
Actelion Ltd. (d)	880	234,903
Amgen, Inc.	18,357	2,998,065

BLACKROCK FUNDS II	APRIL 30, 2017	9

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Biotechnology (continued)
Biocon Ltd. (d)	174,841	$2,995,043
Celgene Corp. (d)	5,375	666,769
Gilead Sciences, Inc.	32,552	2,231,440

		17,118,148
Capital Markets — 0.1%
CI Financial Corp.	7,387	144,488
CME Group, Inc.	41,172	4,783,775
Daiwa Securities Group, Inc.	72,000	438,003
Deutsche Boerse AG	54,278	5,312,702
IG Group Holdings PLC	691,691	4,870,289
IGM Financial, Inc.	2,844	85,442
London Stock Exchange Group PLC	134,336	5,886,149

		21,520,848
Chemicals — 0.2%
Air Products & Chemicals, Inc.	32,863	4,617,251
Akzo Nobel NV	2,321	203,000
Covestro AG (b)	25,334	1,974,316
Givaudan SA, Registered Shares	4,027	7,758,869
Green Seal Holding Ltd.	672,000	3,291,456
Koninklijke DSM NV	48,407	3,463,922
Mitsubishi Chemical Holdings Corp.	141,100	1,104,416
Mitsubishi Gas Chemical Co., Inc.	22,200	474,706
Sika AG	194	1,238,179
TSRC Corp.	1,709,000	1,955,710
Yara International ASA	141,996	5,280,118

		31,361,943
Commercial Services & Supplies — 0.1%
Edenred	178,260	4,566,434
ISS A/S	78,673	3,263,374
Loomis AB, Class B	148,591	5,393,518
Republic Services, Inc.	8,892	560,107
Waste Management, Inc.	59,095	4,300,934

		18,084,367
Communications Equipment — 0.1%
Cisco Systems, Inc.	487,404	16,605,854
Juniper Networks, Inc.	15,660	470,896
Motorola Solutions, Inc.	13,018	1,119,157

		18,195,907
Construction & Engineering — 0.4%
Boskalis Westminster	87,146	3,205,480
Bouygues SA	467,290	19,642,034
China Machinery Engineering Corp.	5,901,000	4,398,542
HOCHTIEF AG	28,097	5,060,075
Skanska AB, B Shares	397,847	9,509,196
SPIE SA	261,785	7,255,431
Vinci SA	132,736	11,314,238

		60,384,996
Construction Materials — 0.1%
Ambuja Cements Ltd.	1,703,091	6,509,975
Anhui Conch Cement Co. Ltd., H Shares	1,402,500	4,904,618

		11,414,593
Containers & Packaging — 0.1%
International Paper Co.	217,103	11,717,049
WestRock Co.	6,766	362,387

		12,079,436

Common Stocks	Shares	Value
Distributors — 0.1%
Genuine Parts Co.	120,350	$11,074,607
Jardine Cycle & Carriage Ltd.	178,700	6,047,310
LKQ Corp. (d)	2,146	67,041

		17,188,958
Diversified Consumer Services — 0.1%
H&R Block, Inc.	460,699	11,420,728
Kroton Educacional SA	1,161,726	5,497,432

		16,918,160
Diversified Financial Services — 0.0%
Kinnevik AB, Class B	22,369	597,025
Diversified Telecommunication Services — 0.5%
BCE, Inc.	56,303	2,563,446
Deutsche Telekom AG, Registered Shares	164,988	2,894,024
Elisa Oyj	113,582	3,862,583
HKT Trust & HKT Ltd.	1,845,000	2,360,109
Iliad SA	237	57,545
Koninklijke KPN NV	4,597,666	13,291,958
Nippon Telegraph & Telephone Corp.	94,800	4,062,715
PCCW Ltd.	1,941,000	1,095,839
Proximus SADP	75,692	2,314,962
Swisscom AG, Registered Shares	20,726	9,038,243
TDC A/S	7,238	38,828
Telefonica SA	966,379	10,688,112
Telekomunikasi Indonesia Persero Tbk PT	5,964,200	1,967,509
Telia Co. AB	2,078,714	8,463,153
TELUS Corp.	510,345	16,980,968

		79,679,994
Electric Utilities — 0.4%
CLP Holdings Ltd.	255,500	2,694,559
EDP — Energias de Portugal SA	1,831,982	6,045,958
Endesa SA	484,565	11,413,048
Enel SpA	1,770,591	8,417,731
Fortum Oyj	434,149	6,312,645
Inter RAO UES PJSC	63,978,443	4,553,028
Interconexion Electrica SA ESP	22,528	89,285
OGE Energy Corp.	13,049	453,844
Red Electrica Corp SA	176,728	3,444,279
Terna Rete Elettrica Nazionale SpA	1,482,605	7,475,056
Westar Energy, Inc.	23,874	1,242,164

		52,141,597
Electrical Equipment — 0.1%
Bizlink Holding, Inc.	1,064,000	6,366,710
OSRAM Licht AG	798	53,451
Schneider Electric SE	86,386	6,842,273

		13,262,434
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings, Inc.	77,000	1,128,742
CDW Corp.	889	52,531
Corning, Inc.	34,681	1,000,547
Delta Electronics Thailand Pcl — NVDR	73,200	194,646
FLIR Systems, Inc.	1,594	58,548
Hexagon AB, B Shares	148,802	6,475,988
Hon Hai Precision Industry Co. Ltd.	1,332,655	4,361,997
TE Connectivity Ltd.	33,086	2,559,864
Tongda Group Holdings Ltd.	17,760,000	6,976,286

		22,809,149

10	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Energy Equipment & Services — 0.1%
John Wood Group PLC	704,164	$6,922,009
Equity Real Estate Investment Trusts (REITs) — 1.8%
Assura PLC	12,478,530	9,899,366
British Land Co. PLC	1,096,641	9,324,937
Brixmor Property Group, Inc.	75,135	1,483,916
Camden Property Trust	7,241	596,152
Charter Hall Retail REIT	2,429,511	8,132,251
EPR Properties	217,287	15,798,938
Eurocommercial Properties NV	208,314	8,095,251
First Industrial Realty Trust, Inc.	301,675	8,489,135
Ichigo Hotel REIT Investment Corp. (e)	2,904	2,831,231
Ingenia Communities Group	3,030,168	6,217,032
Japan Rental Housing Investments, Inc.	13,168	9,463,388
Japan Senior Living Investment Corp. (e)(f)	2,362	2,807,490
Kenedix Retail REIT Corp.	947	2,062,757
Kimco Realty Corp.	13,207	267,970
Liberty Property Trust	208,099	8,442,576
Link REIT	1,264,000	9,085,604
Macerich Co.	2,344	146,336
National Storage REIT	7,964,204	8,881,178
NSI NV	687,893	2,904,374
Ramco-Gershenson Properties Trust	747,551	9,964,855
Retail Properties of America, Inc., Class A	877,681	11,708,265
Secure Income REIT PLC	2,358,424	10,691,232
Simon Property Group, Inc.	50,554	8,354,554
STAG Industrial, Inc.	394,348	10,395,013
Target Healthcare REIT Ltd.	3,530,000	5,395,039
Tritax Big Box REIT PLC	3,579,356	6,490,390
UDR, Inc.	356,693	13,318,917
Unibail-Rodamco SE	88,955	21,842,186
Vastned Retail NV	204,394	7,635,664
Ventas, Inc.	1,750	112,018
VEREIT, Inc.	773,954	6,477,995
Viva Energy REIT	4,044,171	7,300,072
Weingarten Realty Investors	431,742	14,148,185
Wereldhave NV	232,815	10,720,174
Westfield Corp.	2,144,606	14,584,341

		274,068,782
Food & Staples Retailing — 0.1%
BIM Birlesik Magazalar A/S	3,684	60,177
Jeronimo Martins SGPS SA	46,768	858,239
Koninklijke Ahold Delhaize NV	347,901	7,206,870
METRO AG	10,025	329,916
Seven & i Holdings Co. Ltd.	10,700	451,904
SPAR Group Ltd.	217,626	2,933,231
Sysco Corp.	21,759	1,150,398
Wal-Mart de Mexico SAB de CV	344,800	776,591
Wal-Mart Stores, Inc.	45,509	3,421,367
Wm Morrison Supermarkets PLC	143,984	447,273

		17,635,966
Food Products — 0.2%
Campbell Soup Co.	18,012	1,036,410
General Mills, Inc.	131,114	7,540,366
Hershey Co.	22,471	2,431,362
Kellogg Co.	34,304	2,435,584
Marine Harvest ASA	45,772	761,560
McCormick & Co., Inc., Non-Voting Shares	815	81,419
Nestlé SA, Registered Shares	186,861	14,392,129
NH Foods Ltd.	12,000	342,036
Uni-President Enterprises Corp.	31,000	57,226

Common Stocks	Shares	Value
Food Products (continued)
WH Group Ltd. (b)	282,500	$252,033

		29,330,125
Gas Utilities — 0.0%
Gas Natural SDG SA	280,052	6,328,485
UGI Corp.	3,383	169,691

		6,498,176
Health Care Equipment & Supplies — 0.1%
Ansell Ltd.	489,671	8,716,623
C.R. Bard, Inc.	655	201,399
Danaher Corp.	16,854	1,404,444

		10,322,466
Health Care Providers & Services — 0.1%
AmerisourceBergen Corp.	36,161	2,967,010
Cardinal Health, Inc.	49,221	3,572,952
Humana, Inc.	1,317	292,348
Miraca Holdings, Inc.	3,400	156,761
Qualicorp SA	560,022	3,969,848
Quest Diagnostics, Inc.	10,500	1,107,855
Sonic Healthcare Ltd.	375,145	6,201,660
UnitedHealth Group, Inc.	11,263	1,969,673

		20,238,107
Hotels, Restaurants & Leisure — 0.2%
Carnival Corp.	64,788	4,001,955
Compass Group PLC	17,006	343,366
Darden Restaurants, Inc.	49,564	4,222,357
InterContinental Hotels Group PLC (d)	13,078	693,164
Las Vegas Sands Corp.	11,779	694,843
McDonald’s Corp.	58,524	8,189,263
Sands China Ltd.	1,007,200	4,561,751
Tabcorp Holdings Ltd.	7,563	26,900
Tatts Group Ltd.	13,303	42,834
William Hill PLC	7,857	29,852
Wyndham Worldwide Corp.	19,155	1,825,663

		24,631,948
Household Durables — 0.0%
Arcelik A/S	183,234	1,221,610
Barratt Developments PLC	90,117	676,204
Electrolux AB, Series B	45,557	1,351,999
Sekisui House Ltd.	24,500	406,989

		3,656,802
Household Products — 0.1%
Clorox Co.	5,479	732,488
Kimberly-Clark Corp.	10,695	1,387,676
Procter & Gamble Co.	85,863	7,498,416

		9,618,580
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	140,847	1,592,980
AES Tiete Energia SA	505,367	1,001,338
AES Tiete Energia SA, Preference Shares	1,338,432	1,138,535
Engie Brasil Energia SA	10,600	114,815
Glow Energy Pcl — NVDR	30,700	72,741
NTPC Ltd.	4,008,466	10,247,958

		14,168,367
Industrial Conglomerates — 0.1%
3M Co.	49,633	9,719,630

BLACKROCK FUNDS II	APRIL 30, 2017	11

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Industrial Conglomerates (continued)
Honeywell International, Inc.	5,009	$656,880
NWS Holdings Ltd.	60,000	112,677

		10,489,187
Insurance — 1.5%
Aflac, Inc.	1,066	79,822
AIA Group Ltd.	1,206,400	8,350,019
Allianz SE, Registered Shares	79,685	15,170,263
ASR Nederland NV (d)	158,800	4,698,246
Assicurazioni Generali SpA	46,536	737,132
AXA SA	1,087,707	29,020,213
BB Seguridade Participacoes SA	565,348	5,307,847
CNP Assurances	163,078	3,406,503
Direct Line Insurance Group PLC	1,046,791	4,730,344
Gjensidige Forsikring ASA	173,431	2,664,359
Hannover Rueck SE	25,728	3,086,442
Hyundai Marine & Fire Insurance Co. Ltd.	202,411	6,518,639
Lincoln National Corp.	11,546	761,228
Marsh & McLennan Cos., Inc.	46,503	3,447,267
Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	138,836	26,617,559
Power Financial Corp.	2,285	58,069
Powszechny Zaklad Ubezpieczen SA	875,917	9,664,551
Progressive Corp.	20,353	808,421
Prudential Financial, Inc.	30,613	3,276,509
RSA Insurance Group PLC	667,656	5,150,928
Sampo Oyj, A Shares	559,433	26,773,148
Sanlam Ltd.	930,888	4,943,466
SCOR SE	185,383	7,333,200
Swiss Re AG	153,643	13,363,771
Tryg A/S	142,772	2,739,334
UnipolSai Assicurazioni SpA	1,027,743	2,360,832
Zurich Insurance Group AG	89,681	24,818,180

		215,886,292
Internet Software & Services — 0.1%
Auto Trader Group PLC (b)	111,982	581,620
Facebook, Inc., Class A (d)	8,479	1,273,970
Kakaku.com, Inc.	35,000	505,099
NetEase, Inc. — ADR	34,315	9,106,858
Rightmove PLC	65,483	3,550,256

		15,017,803
IT Services — 0.1%
Amadeus IT Group SA	30,419	1,641,693
Automatic Data Processing, Inc.	17,980	1,878,730
International Business Machines Corp.	27,094	4,342,897
Otsuka Corp.	15,900	851,686
Paychex, Inc.	123,643	7,329,557
Tata Consultancy Services Ltd.	104,878	3,703,187
Western Union Co.	83,116	1,650,684

		21,398,434
Leisure Products — 0.1%
Hasbro, Inc.	14,422	1,429,364
Mattel, Inc.	394,138	8,836,574

		10,265,938
Life Sciences Tools & Services — 0.0%
Agilent Technologies, Inc.	7,138	392,947
Machinery — 0.2%
Alstom SA (d)	1,370	43,502
Illinois Tool Works, Inc.	17,219	2,377,772
Kone Oyj, Class B	432,438	19,793,742
Metso Oyj	105,789	3,788,730
PACCAR, Inc.	6,506	434,145

Common Stocks	Shares	Value
Machinery (continued)
Snap-on, Inc.	343	$57,463
Wartsila Oyj ABP	97,107	5,905,517

		32,400,871
Media — 0.3%
Axel Springer SE	56,042	3,144,362
BEC World Pcl — NVDR	175,700	94,987
Eutelsat Communications SA	152,040	3,597,194
Informa PLC	520,760	4,329,964
Interpublic Group of Cos., Inc.	11,408	268,887
ITV PLC	2,538,167	6,902,884
Media Nusantara Citra Tbk PT	19,243,151	2,632,145
Omnicom Group, Inc.	29,711	2,439,867
ProSiebenSat.1 Media SE	184,738	7,842,073
SES SA	291,358	6,368,105
SFR Group SA (d)	788	25,803
Sun TV Network Ltd.	571,082	8,171,502

		45,817,773
Metals & Mining — 0.1%
Boliden AB	2,271	64,879
Centamin PLC	2,713,407	6,216,845
Ferrexpo PLC (d)	1,907,345	3,903,626
Ternium SA — ADR	188,860	4,781,935
Zijin Mining Group Co. Ltd., H Shares	2,830,000	1,004,335

		15,971,620
Multiline Retail — 0.1%
Harvey Norman Holdings Ltd.	91,550	287,159
Kohl’s Corp.	63,414	2,475,048
Macy’s, Inc.	27,988	817,809
Matahari Department Store Tbk PT	214,000	233,840
Target Corp.	134,030	7,485,575

		11,299,431
Multi-Utilities — 0.1%
Ameren Corp.	31,317	1,712,727
CenterPoint Energy, Inc.	102,522	2,924,953
Centrica PLC	484,566	1,241,680
CMS Energy Corp.	14,649	665,065
Innogy SE (b)(d)	181,783	6,683,053
Public Service Enterprise Group, Inc.	53,844	2,371,828
SCANA Corp.	9,214	610,980
Suez	270,529	4,443,929

		20,654,215
Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Partners LP — MLP (d)	324,740	11,047,655
Bharat Petroleum Corp. Ltd.	573,546	6,413,008
Boardwalk Pipeline Partners LP — MLP (d)	624,190	11,322,807
BP PLC	171,538	983,131
DCP Midstream LP — MLP (d)	250,780	9,502,054
Delek Logistics Partners LP — MLP (d)	178,395	5,779,998
Dominion Energy Midstream Partners LP — MLP (d)	406,243	12,816,967
Enagas SA	46,588	1,224,218
Energy Transfer Equity LP — MLP (d)	268,110	5,002,933
EnLink Midstream Partners LP — MLP (d)	503,450	8,936,237
Enterprise Products Partners LP — MLP (d)	2,822,118	77,100,264
EQT Midstream Partners LP — MLP (d)	345,096	26,931,292
Formosa Petrochemical Corp.	54,000	188,753
Genesis Energy LP — MLP (d)	672,319	21,070,477
Inter Pipeline Ltd.	3,740	76,195
JXTG Holdings, Inc.	315,400	1,423,095
LUKOIL PJSC — ADR	112,172	5,558,123

12	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners LP — MLP (d)	942,860	$70,054,498
MPLX LP — MLP (d)	1,485,564	52,336,420
Novatek PJSC — GDR	90,653	10,975,126
ONEOK Partners LP — MLP (d)	790,145	40,660,862
ONEOK, Inc.	121,542	6,394,325
Phillips 66 Partners LP — MLP (d)	198,940	10,480,159
Plains All American Pipeline LP — MLP (d)	1,989,873	58,203,785
PTT Pcl — NVDR	463,700	5,205,588
Royal Dutch Shell PLC, B Shares	248,099	6,601,180
Santos Ltd. (d)	17,414	45,378
Shell Midstream Partners LP — MLP (d)	676,851	21,679,538
Snam SpA	1,960,725	8,662,630
Sunoco Logistics Partners LP — MLP (d)	4,011,266	96,029,708
Targa Resources Corp.	220,277	12,143,871
Tesoro Logistics LP — MLP (d)	383,504	21,039,029
Thai Oil Pcl — NVDR	410,900	925,886
Tupras Turkiye Petrol Rafinerileri A/S	183,651	4,626,130
Valero Energy Corp.	1,429	92,328
Valero Energy Partners LP — MLP (d)	211,910	10,065,725
Western Gas Partners LP — MLP (d)	408,090	23,958,964
Williams Cos., Inc.	79,260	2,427,734
Williams Partners LP — MLP (d)	1,175,249	48,102,942

		716,089,013
Paper & Forest Products — 0.1%
Stora Enso Oyj, R Shares	436,792	5,183,806
UPM-Kymmene Oyj	497,344	13,103,383

		18,287,189
Personal Products — 0.1%
Unilever NV	14,600	764,829
Unilever PLC	283,018	14,560,838

		15,325,667
Pharmaceuticals — 1.0%
Astellas Pharma, Inc.	102,100	1,346,404
AstraZeneca PLC	435,245	26,066,637
CSPC Pharmaceutical Group Ltd.	3,410,000	4,729,724
Daiichi Sankyo Co. Ltd.	63,600	1,413,436
GlaxoSmithKline PLC	597,163	12,019,645
Hypermarcas SA	853,865	8,073,121
Johnson & Johnson	179,676	22,184,596
Merck & Co., Inc.	57,903	3,609,094
Novartis AG, Registered Shares	211,816	16,306,670
Novo Nordisk A/S, Class B	169,884	6,614,749
Pfizer, Inc.	522,404	17,719,944
Richter Gedeon Nyrt	182,231	4,412,951
Roche Holding AG	26,987	7,061,540
Sanofi	149,376	14,115,123
Sino Biopharmaceutical Ltd.	5,648,000	4,641,439

		150,315,073
Professional Services — 0.1%
RELX NV	309,604	5,982,723
SGS SA, Registered Shares	2,612	5,881,726

		11,864,449
Real Estate Management & Development — 0.3%
Aroundtown Property Holdings PLC	29,618	153,894
Atrium European Real Estate Ltd.	28,070	118,332
Croesus Retail Trust	8,907,515	6,216,102
Daito Trust Construction Co. Ltd.	16,900	2,486,888
Entra ASA (b)	628,323	7,208,224
First Capital Realty, Inc.	924,101	13,431,130
Hysan Development Co. Ltd.	104,000	490,476
Land & Houses Pcl — NVDR	14,885,300	4,429,031
LEG Immobilien AG	41,226	3,541,824

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Swiss Prime Site AG, Registered Shares	57,131	$4,952,891

		43,028,792
Road & Rail — 0.0%
Norfolk Southern Corp.	7,909	929,228
Union Pacific Corp.	18,639	2,086,822

		3,016,050
Semiconductors & Semiconductor Equipment — 0.4%
Analog Devices, Inc.	48,509	3,696,386
ASML Holding NV	24,700	3,266,066
Intel Corp.	5,018	181,401
KLA-Tencor Corp.	595	58,441
Maxim Integrated Products, Inc.	25,061	1,106,443
Powertech Technology, Inc.	182,000	570,975
QUALCOMM, Inc.	62,183	3,341,714
Silergy Corp.	278,000	5,027,085
Silicon Motion Technology Corp. — ADR	108,842	5,284,279
Taiwan Semiconductor Manufacturing Co. Ltd.	2,430,000	15,653,804
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	525,012	17,362,147
Texas Instruments, Inc.	8,348	660,995
Tokyo Electron Ltd.	17,500	2,124,389
Xilinx, Inc.	28,482	1,797,499

		60,131,624
Software — 0.2%
CDK Global, Inc.	35,598	2,314,226
Check Point Software Technologies Ltd. (d)(e)	6,930	720,789
Microsoft Corp.	178,259	12,203,611
Nintendo Co. Ltd.	1,000	251,581
Oracle Corp.	164,067	7,376,452
Sage Group PLC	29,486	255,942
Synopsys, Inc. (d)	53,131	3,915,755

		27,038,356
Specialty Retail — 0.2%
Best Buy Co., Inc.	43,440	2,250,626
Dick’s Sporting Goods, Inc.	50,589	2,557,274
Galenica Sante Ltd. (b)(d)	84,731	3,704,320
Home Depot, Inc.	19,623	3,063,150
Kingfisher PLC	111,874	494,925
Lowe’s Cos., Inc.	71,383	6,058,989
Mr. Price Group Ltd.	372,784	4,382,041
Nitori Holdings Co. Ltd.	30,100	3,916,382
TJX Cos., Inc.	23,000	1,808,720

		28,236,427
Technology Hardware, Storage & Peripherals — 0.2%
Brother Industries Ltd.	29,700	611,096
Chicony Electronics Co. Ltd.	345,861	912,611
FUJIFILM Holdings Corp.	3,500	129,901
HP, Inc.	106,279	2,000,171
Lite-On Technology Corp.	4,240,398	7,396,757
NetApp, Inc.	8,390	334,342
Pegatron Corp.	124,000	365,190
Primax Electronics Ltd.	3,711,000	6,185,306
Samsung Electronics Co. Ltd., Preference Shares	4,413	6,798,479

		24,733,853
Textiles, Apparel & Luxury Goods — 0.1%
ANTA Sports Products Ltd.	3,762,000	10,558,875
HUGO BOSS AG	61,160	4,650,815
Pandora A/S	21,354	2,306,876
Ralph Lauren Corp.	7,982	644,307
Shenzhou International Group Holdings Ltd.	73,000	480,335

BLACKROCK FUNDS II	APRIL 30, 2017	13

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Common Stocks	Shares		Value
Textiles, Apparel & Luxury Goods (continued)
Yue Yuen Industrial Holdings Ltd.		32,500	$128,482

			18,769,690
Thrifts & Mortgage Finance — 0.1%
Housing Development Finance Corp. Ltd.		276,854	6,609,885
Indiabulls Housing Finance Ltd.		651,705	10,292,406

			16,902,291
Tobacco — 0.8%
Altria Group, Inc.		268,963	19,306,164
British American Tobacco Malaysia BHD		63,400	663,648
British American Tobacco PLC		522,035	35,270,525
Imperial Brands PLC		439,732	21,535,201
Japan Tobacco, Inc.		190,100	6,325,724
KT&G Corp.		134,360	11,982,058
Philip Morris International, Inc.		134,462	14,903,768
Reynolds American, Inc.		104,682	6,751,991

			116,739,079
Trading Companies & Distributors — 0.0%
ITOCHU Corp.		3,300	46,695
Wolseley PLC		25,000	1,588,932

			1,635,627
Transportation Infrastructure — 0.3%
Atlantia SpA		491,769	12,470,866
DP World Ltd.		205,590	4,202,260
EcoRodovias Infraestrutura e Logistica SA		2,509,589	7,432,188
Grupo Aeroportuario del Pacifico SAB de CV, B Shares		480,033	4,946,633
Grupo Aeroportuario del Sureste SAB de CV — ADR		39,006	7,387,736
Jiangsu Expressway Co. Ltd., H Shares		4,438,000	6,548,714
Macquarie Infrastructure Corp.		3,015	245,331

			43,233,728
Water Utilities — 0.0%
Aguas Andinas SA, Class A		120,801	68,299
Wireless Telecommunication Services — 0.3%
Advanced Info Service Pcl — NVDR		1,432,600	7,241,345
China Mobile Ltd.		828,500	8,820,727
Far EasTone Telecommunications Co. Ltd.		3,874,402	9,540,902
Mobile Telesystems PJSC — ADR		432,057	4,458,828
NTT DOCOMO, Inc.		16,400	396,832
Rogers Communications, Inc., Class B		319,728	14,660,104

			45,118,738
Total Common Stocks — 19.0%			2,823,668,133

Corporate Bonds	Par (000)		Value
Aerospace & Defense — 0.2%
Boeing Co.:
2.80%, 3/01/27	USD	2,000	1,977,284
5.88%, 2/15/40		845	1,086,815
Engility Corp., 8.88%, 9/01/24 (b)		657	701,347
Huntington Ingalls Industries, Inc.:
5.00%, 12/15/21 (b)		635	657,622
5.00%, 11/15/25 (b)		290	305,950
KLX, Inc., 5.88%, 12/01/22 (b)		4,120	4,331,150
Kratos Defense & Security Solutions, Inc., 7.00%, 5/15/19		178	178,445
Meccanica Holdings USA, Inc., 6.25%, 1/15/40 (b)		610	652,700

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
Precision Castparts Corp., 4.20%, 6/15/35	USD	400	$413,505
Raytheon Co., 4.70%, 12/15/41		645	721,526
TransDigm, Inc.:
5.50%, 10/15/20		500	511,250
6.00%, 7/15/22		7,175	7,390,250
6.50%, 7/15/24		1,826	1,876,215
6.50%, 5/15/25		3,434	3,511,265
6.50%, 5/15/25 (b)		380	388,550
6.38%, 6/15/26		1,446	1,456,845
United Technologies Corp.:
4.50%, 6/01/42		500	540,759
4.15%, 5/15/45		500	512,049
3.75%, 11/01/46		2,000	1,921,922

			29,135,449
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 6.20%, 1/15/38		455	600,588
WFS Global Holding SAS, 9.50%, 7/15/22	EUR	476	560,413
XPO Logistics, Inc.:
5.75%, 6/15/21		720	825,064
6.50%, 6/15/22 (b)	USD	3,303	3,497,051
6.13%, 9/01/23 (b)		1,306	1,371,300

			6,854,416
Airlines — 0.1%
American Airlines Group, Inc.:
6.13%, 6/01/18		150	155,625
5.50%, 10/01/19 (b)		410	428,450
4.63%, 3/01/20 (b)		1,042	1,060,235
American Airlines Pass-Through Trust, 3.38%, 5/01/27		929	917,128
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		8,149	8,059,361
Delta Air Lines, Inc.:
2.88%, 3/13/20		373	376,336
3.63%, 3/15/22		520	533,894
United Airlines Pass-Through Trust, 3.75%, 9/03/26		886	907,425
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		2,600	2,717,000
Virgin Australia Trust:
Series 2013-1, Class A, 5.00%, 10/23/23 (b)		933	966,930
Series 2013-1, Class C, 7.13%, 10/23/18 (b)		684	701,941

			16,824,325
Auto Components — 0.2%
Adient Global Holdings Ltd.:
3.50%, 8/15/24	EUR	400	446,069
4.88%, 8/15/26 (b)	USD	600	601,500
American Axle & Manufacturing, Inc.:
6.63%, 10/15/22		500	515,000
6.25%, 4/01/25 (b)		490	487,550
6.50%, 4/01/27 (b)		350	347,375
Faurecia, 3.63%, 6/15/23	EUR	728	834,248
Federal-Mogul Holdings LLC:
4.88%, 4/15/22		319	347,487
4.55%, 4/15/24 (a)		394	427,575
FTE Verwaltungs GmbH, 9.00%, 7/15/20		355	403,523
Goodyear Tire & Rubber Co.:
7.00%, 5/15/22	USD	1,335	1,383,727
5.13%, 11/15/23		615	646,968
5.00%, 5/31/26		585	600,356

14	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Auto Components (continued)
4.88%, 3/15/27	USD	510	$510,000
Grupo-Antolin Irausa SA, 3.25%, 4/30/24	EUR	541	592,258
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19	USD	11,135	11,274,187
6.00%, 8/01/20		1,500	1,552,500
5.88%, 2/01/22		1,000	1,028,750
6.25%, 2/01/22 (b)		1,041	1,082,640
6.75%, 2/01/24 (b)		1,888	1,970,600
IHO Verwaltungs GmbH:
2.75% (2.75% Cash or 3.50% PIK), 9/15/21 (g)	EUR	1,275	1,435,774
4.13% (4.13% Cash or 4.88% PIK), 9/15/21 (b)(g)	USD	300	304,125
3.25% (3.25% Cash or 4.00% PIK), 9/15/23 (g)	EUR	925	1,048,109
4.50% (4.50% Cash or 5.25% PIK), 9/15/23 (b)(g)	USD	300	299,625
3.75% (3.75% Cash or 4.50% PIK), 9/15/26 (g)	EUR	375	423,986
4.75% (4.75% Cash or 5.50% PIK), 9/15/26 (b)(g)	USD	300	297,000
Samvardhana Motherson Automotive Systems Group BV, 4.13%, 7/15/21	EUR	724	807,384
Schaeffler Finance BV:
4.25%, 5/15/21 (b)	USD	300	306,690
4.75%, 5/15/23 (b)		700	729,750
Tenneco, Inc., 5.00%, 7/15/26		350	350,392
ZF North America Capital, Inc.:
4.00%, 4/29/20 (b)		800	833,000
4.50%, 4/29/22 (b)		650	682,500
4.75%, 4/29/25 (b)		1,365	1,419,696

			33,990,344
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.:
5.75%, 4/15/22	GBP	281	373,506
6.50%, 4/15/22 (b)	USD	200	204,750
BMW U.S. Capital LLC, 1.85%, 9/15/21 (b)		450	438,510
CNH Industrial NV, 4.50%, 8/15/23		425	434,983
Daimler Finance North America LLC:
2.25%, 9/03/19 (b)		1,450	1,455,271
8.50%, 1/18/31		350	528,775
Fiat Chrysler Automobiles NV:
4.50%, 4/15/20		1,060	1,090,475
5.25%, 4/15/23		1,000	1,027,500
Fiat Chrysler Finance Europe, 4.75%, 7/15/22	EUR	357	431,793
Jaguar Land Rover Automotive PLC:
4.13%, 12/15/18 (b)	USD	250	255,625
4.25%, 11/15/19 (b)		200	206,500
3.50%, 3/15/20 (b)		850	859,563
5.63%, 2/01/23 (b)		150	156,750
TML Holdings Pte. Ltd., 5.75%, 5/07/21		423	443,046

			7,907,047
Banks — 2.5%
Al Ahli Bank of Kuwait KSCP, 3.50%, 4/05/22		1,175	1,182,344
Allied Irish Banks PLC, 4.13%, 11/26/25 (a)	EUR	5,935	6,821,158
Australia & New Zealand Banking Group Ltd.:
2.25%, 6/13/19	USD	5,730	5,766,242
2.05%, 9/23/19		2,200	2,200,449
2.55%, 11/23/21		3,000	3,003,576
Banco BPM SpA:
4.25%, 1/30/19	EUR	300	342,263
2.75%, 7/27/20		1,300	1,449,352
Banco Espirito Santo SA:
2.63%, 5/08/17 (d)(h)		800	244,003

Corporate Bonds		Par (000)	Value
Banks (continued)
4.75%, 1/15/18 (d)(h)	EUR	1,500	$457,506
4.00%, 1/21/19 (d)(h)		5,400	1,647,023
Bank of America Corp.:
6.40%, 8/28/17	USD	720	731,410
6.00%, 9/01/17		780	791,174
2.25%, 4/21/20		1,640	1,639,436
2.63%, 10/19/20		350	352,253
2.15%, 11/09/20		440	436,978
2.63%, 4/19/21		2,900	2,902,964
3.12%, 1/20/23 (a)		1,120	1,131,693
2.88%, 4/24/23 (a)		1,860	1,857,219
Bank of America N.A.:
2.05%, 12/07/18		1,000	1,006,007
6.00%, 10/15/36		1,400	1,740,694
Bank of Ireland, 4.25%, 6/11/24 (a)	EUR	3,144	3,606,514
Bank of Montreal:
1.80%, 7/31/18	USD	600	601,194
1.50%, 7/18/19		6,200	6,144,584
Bank of Nova Scotia:
1.65%, 6/14/19		2,335	2,324,425
2.45%, 3/22/21		3,200	3,218,106
1.88%, 4/26/21		3,290	3,246,250
Bankia SA:
4.00%, 5/22/24 (a)	EUR	7,800	8,841,507
3.38%, 3/15/27 (a)		1,100	1,222,593
Barclays PLC, 3.68%, 1/10/23	USD	740	752,855
BB&T Corp.:
4.90%, 6/30/17		500	502,541
2.25%, 2/01/19		5,000	5,035,685
2.05%, 5/10/21		1,700	1,684,289
Bear Stearns Cos. LLC, 7.25%, 2/01/18		1,430	1,489,159
BNP Paribas SA:
2.40%, 12/12/18		1,360	1,368,768
2.45%, 3/17/19		5,000	5,040,345
2.38%, 5/21/20		1,000	1,002,493
3.80%, 1/10/24 (b)		1,760	1,782,834
BPCE SA:
2.50%, 12/10/18		3,840	3,866,477
3.38%, 12/02/26		1,000	996,995
BPE Financiaciones SA, 2.00%, 2/03/20	EUR	1,100	1,150,302
Busan Bank Co. Ltd., 3.63%, 7/25/26	USD	1,750	1,679,563
CaixaBank SA, 3.50%, 2/15/27 (a)	EUR	2,500	2,824,650
CIT Group, Inc.:
4.25%, 8/15/17	USD	500	503,375
5.25%, 3/15/18		500	515,900
6.63%, 4/01/18 (b)		890	930,495
5.50%, 2/15/19 (b)		1,005	1,061,531
3.88%, 2/19/19		900	924,750
5.00%, 8/15/22		1,200	1,290,960
5.00%, 8/01/23		6,045	6,498,375
Citigroup, Inc.:
1.80%, 2/05/18		800	800,834
1.70%, 4/27/18		800	799,752
2.50%, 9/26/18		950	957,751
2.05%, 12/07/18		900	901,546
2.45%, 1/10/20		1,305	1,312,945
2.90%, 12/08/21		1,735	1,744,496
2.75%, 4/25/22		995	992,069
Citizens Bank N.A., 2.55%, 5/13/21		345	345,084
Commonwealth Bank of Australia, 2.25%, 3/10/20 (b)		2,165	2,173,385
Cooperatieve Rabobank UA:
2.25%, 1/14/20		750	754,407
4.50%, 1/11/21		430	463,319
2.50%, 1/19/21		2,072	2,084,560

BLACKROCK FUNDS II	APRIL 30, 2017	15

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
2.75%, 1/10/22	USD	5,000	$5,061,775
3.88%, 2/08/22		820	871,509
4.38%, 8/04/25		2,700	2,806,083
5.25%, 5/24/41		540	639,861
5.25%, 8/04/45		750	833,712
Dah Sing Bank Ltd., 4.25%, 11/30/26 (a)		880	890,218
DNB Boligkreditt A/S, 2.00%, 5/28/20 (b)		4,500	4,486,581
Fifth Third Bank, 2.25%, 6/14/21		500	497,896
HSBC Bank USA N.A.:
4.88%, 8/24/20		670	718,133
7.00%, 1/15/39		500	676,882
HSBC Holdings PLC:
3.40%, 3/08/21		1,525	1,566,414
5.10%, 4/05/21		1,000	1,091,756
2.95%, 5/25/21		3,000	3,032,340
3.26%, 3/13/23 (a)		1,320	1,335,705
3.60%, 5/25/23		1,200	1,233,216
4.30%, 3/08/26		1,850	1,954,000
3.90%, 5/25/26		700	718,704
4.38%, 11/23/26		240	245,903
6.50%, 5/02/36		600	737,998
6.50%, 9/15/37		2,000	2,486,236
6.80%, 6/01/38		430	552,505
6.10%, 1/14/42		400	508,342
5.25%, 3/14/44		670	725,611
HSBC USA, Inc.:
1.63%, 1/16/18		1,000	999,717
2.38%, 11/13/19		800	803,406
2.35%, 3/05/20		1,000	1,003,834
5.00%, 9/27/20		380	408,814
Huntington National Bank:
2.38%, 3/10/20		1,725	1,736,690
2.88%, 8/20/20		2,810	2,861,535
Ibercaja Banco SA, 5.00%, 7/28/25 (a)	EUR	1,300	1,426,712
ICICI Bank Ltd., 4.00%, 3/18/26	USD	1,019	1,017,562
Intesa Sanpaolo SpA:
5.15%, 7/16/20	EUR	50	60,562
6.63%, 9/13/23		858	1,123,632
5.02%, 6/26/24 (b)	USD	1,500	1,429,146
5.71%, 1/15/26 (b)		1,000	984,889
3.93%, 9/15/26	EUR	3,206	3,630,168
JPMorgan Chase & Co.:
1.80%, 1/25/18	USD	1,420	1,422,256
6.30%, 4/23/19		800	865,968
2.20%, 10/22/19		345	346,494
2.25%, 1/23/20		1,000	1,004,116
4.95%, 3/25/20		1,000	1,079,305
2.75%, 6/23/20		4,940	5,018,126
2.55%, 10/29/20		300	302,419
2.55%, 3/01/21		3,900	3,918,482
2.40%, 6/07/21		1,200	1,197,599
4.35%, 8/15/21		1,380	1,480,463
2.97%, 1/15/23		1,700	1,708,752
2.06%, 4/25/23 (a)		2,210	2,211,105
2.70%, 5/18/23		1,200	1,182,490
3.88%, 2/01/24		855	894,981
3.13%, 1/23/25		750	742,123
3.30%, 4/01/26		1,500	1,482,231
2.95%, 10/01/26		2,800	2,689,943
3.78%, 2/01/28 (a)		2,200	2,237,470
6.40%, 5/15/38		270	351,424
5.40%, 1/06/42		550	644,919
4.85%, 2/01/44		300	334,276
4.26%, 2/22/48 (a)		1,000	1,004,616
JPMorgan Chase Bank N.A., 6.00%, 10/01/17		900	916,565

Corporate Bonds		Par (000)	Value
Banks (continued)
KeyBank N.A., 1.60%, 8/22/19	USD	520	$515,531
Liberbank SA, 6.88%, 3/14/27 (a)	EUR	1,700	1,919,158
Lloyds Banking Group PLC, 3.00%, 1/11/22	USD	4,550	4,579,070
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 3/01/21		1,600	1,623,246
3.00%, 2/22/22		1,250	1,264,849
3.68%, 2/22/27		2,500	2,568,625
Mizuho Financial Group, Inc., 2.95%, 2/28/22		2,910	2,927,652
National Australia Bank Ltd.:
1.38%, 7/12/19		5,000	4,932,775
2.40%, 12/07/21 (b)		7,500	7,516,253
PNC Bank N.A., 2.70%, 11/01/22 (i)		300	299,333
PNC Financial Services Group, Inc.:
4.38%, 8/11/20 (i)		750	800,723
3.30%, 3/08/22 (i)		510	529,959
Popular, Inc., 7.00%, 7/01/19		13,171	13,697,840
Rizal Commercial Banking Corp.:
4.25%, 1/22/20		450	465,944
3.45%, 2/02/21		2,100	2,115,542
Royal Bank of Canada:
2.00%, 12/10/18		5,000	5,018,980
1.63%, 4/15/19		5,000	4,977,150
2.20%, 9/23/19		529	532,316
2.10%, 10/14/20		2,250	2,249,145
Royal Bank of Scotland Group PLC:
6.13%, 12/15/22		1,500	1,615,482
6.10%, 6/10/23		750	806,315
6.00%, 12/19/23		1,400	1,509,917
5.13%, 5/28/24		1,650	1,696,367
Santander Holdings USA, Inc., 3.70%, 3/28/22 (b)		825	830,110
Santander UK Group Holdings PLC:
2.88%, 8/05/21		300	298,321
3.57%, 1/10/23		330	333,278
Santander UK PLC:
3.05%, 8/23/18		1,000	1,014,356
5.00%, 11/07/23 (b)		11,225	11,792,457
Skandinaviska Enskilda Banken AB, 2.30%, 3/11/20		2,300	2,309,492
Sumitomo Mitsui Banking Corp.:
1.35%, 7/11/17		1,340	1,340,247
2.50%, 7/19/18		1,750	1,764,394
1.76%, 10/19/18		405	403,894
2.25%, 7/11/19		5,000	5,014,585
Sumitomo Mitsui Financial Group, Inc.:
2.93%, 3/09/21		1,900	1,926,513
2.44%, 10/19/21		1,095	1,090,145
2.85%, 1/11/22		5,270	5,313,641
3.45%, 1/11/27		3,000	3,031,455
Svenska Handelsbanken AB, 1.50%, 9/06/19		2,700	2,670,103
Toronto-Dominion Bank:
2.13%, 7/02/19		3,000	3,017,316
2.13%, 4/07/21		3,160	3,145,347
U.S. Bancorp:
2.63%, 1/24/22		2,500	2,521,007
2.38%, 7/22/26		3,000	2,833,197
U.S. Bank N.A., 1.40%, 4/26/19		3,000	2,981,610
UniCredit SpA:
6.95%, 10/31/22	EUR	1,735	2,254,510
5.75%, 10/28/25 (a)		4,295	5,093,534
4.38%, 1/03/27 (a)		100	113,661
Unione di Banche Italiane SpA, 4.45%, 9/15/27 (a)		1,025	1,142,761
United Overseas Bank Ltd.:
3.50%, 9/16/26 (a)	USD	3,000	3,025,620

16	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
2.88%, 3/08/27 (a)	USD	1,300	$1,272,305
Wachovia Corp., 5.75%, 2/01/18		2,350	2,420,401
Wells Fargo & Co.:
1.50%, 1/16/18		1,000	999,580
2.60%, 7/22/20		1,320	1,336,384
2.55%, 12/07/20		5,750	5,804,981
2.50%, 3/04/21		1,540	1,544,446
3.50%, 3/08/22		1,200	1,251,829
3.07%, 1/24/23		880	890,083
4.48%, 1/16/24		800	854,163
5.38%, 2/07/35		540	630,539
5.38%, 11/02/43		350	387,914
5.61%, 1/15/44		700	802,339
4.65%, 11/04/44		460	464,655
3.90%, 5/01/45		950	918,110
4.90%, 11/17/45		175	183,800
4.40%, 6/14/46		100	97,645
4.75%, 12/07/46		1,000	1,030,940
Wells Fargo Bank N.A.:
1.75%, 5/24/19		1,200	1,197,229
2.15%, 12/06/19		2,200	2,209,508
Westpac Banking Corp.:
1.65%, 5/13/19		930	923,612
1.60%, 8/19/19		3,520	3,487,700
2.15%, 3/06/20		5,000	5,019,660
2.60%, 11/23/20		3,000	3,027,363
2.85%, 5/13/26		3,000	2,920,005
Woori Bank, 4.75%, 4/30/24		5,800	5,991,301

			378,425,795
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
1.90%, 2/01/19		3,145	3,151,579
2.65%, 2/01/21		6,485	6,564,610
3.65%, 2/01/26		1,000	1,019,031
4.70%, 2/01/36		2,500	2,681,887
4.90%, 2/01/46		1,565	1,709,689
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/20		1,250	1,358,125
2.50%, 7/15/22		825	822,370
4.44%, 10/06/48 (b)		1,471	1,497,329
Central American Bottling Corp., 5.75%, 1/31/27 (b)		3,922	4,157,712
Coca-Cola Co., 2.88%, 10/27/25		1,500	1,502,568
Cott Beverages, Inc., 5.38%, 7/01/22		400	414,500
Cott Holdings, Inc., 5.50%, 4/01/25 (b)		500	508,750
Diageo Investment Corp.:
2.88%, 5/11/22		500	511,232
7.45%, 4/15/35		350	496,315
PepsiCo, Inc.:
2.25%, 5/02/22		2,800	2,796,724
3.60%, 8/13/42		575	538,395
4.45%, 4/14/46		1,170	1,255,223
3.45%, 10/06/46		2,300	2,094,086

			33,080,125
Biotechnology — 0.2%
AbbVie, Inc.:
1.80%, 5/14/18		1,000	1,001,410
2.50%, 5/14/20		4,380	4,418,049
2.30%, 5/14/21		355	352,625
AMAG Pharmaceuticals, Inc., 7.88%, 9/01/23 (b)		385	365,750
Amgen, Inc.:
2.20%, 5/22/19		750	754,763

Corporate Bonds		Par (000)	Value
Biotechnology (continued)
2.13%, 5/01/20	USD	2,450	$2,451,409
Celgene Corp., 2.13%, 8/15/18		1,300	1,305,190
Gilead Sciences, Inc.:
2.55%, 9/01/20		3,000	3,039,411
1.95%, 3/01/22		7,375	7,190,404
2.95%, 3/01/27		3,000	2,877,294
4.75%, 3/01/46		460	474,381
4.15%, 3/01/47		1,000	944,503

			25,175,189
Building Products — 0.1%
Builders FirstSource, Inc., 5.63%, 9/01/24 (b)		490	508,375
CPG Merger Sub LLC, 8.00%, 10/01/21 (b)		1,432	1,503,600
Griffon Corp., 5.25%, 3/01/22		475	485,687
Masonite International Corp., 5.63%, 3/15/23 (b)		2,690	2,790,875
Ply Gem Industries, Inc., 6.50%, 2/01/22		1,155	1,206,975
St. Marys Cement, Inc., 5.75%, 1/28/27 (b)		300	299,625
Standard Industries, Inc.:
5.13%, 2/15/21 (b)		493	515,801
5.50%, 2/15/23 (b)		2,115	2,199,600
5.38%, 11/15/24 (b)		904	942,420
6.00%, 10/15/25 (b)		750	800,625
5.00%, 2/15/27 (b)		350	353,500

			11,607,083
Capital Markets — 1.0%
Bank of New York Mellon Corp.:
2.15%, 2/24/20		750	755,151
2.05%, 5/03/21		1,145	1,133,014
2.60%, 2/07/22		4,000	4,026,020
3.44%, 2/07/28 (a)		2,000	2,040,092
Charles Schwab Corp.:
4.45%, 7/22/20		550	589,121
3.20%, 3/02/27		1,500	1,510,621
CME Group, Inc., 5.30%, 9/15/43		1,400	1,703,187
CPUK Finance Ltd., 7.00%, 8/28/20	GBP	350	476,001
Credit Suisse AG:
2.30%, 5/28/19	USD	9,550	9,607,720
5.30%, 8/13/19		750	802,870
3.00%, 10/29/21		580	589,213
6.50%, 8/08/23 (b)		10,000	11,135,380
Credit Suisse Group AG, 3.57%, 1/09/23 (b)		2,115	2,140,427
Credit Suisse USA, Inc., 7.13%, 7/15/32		350	479,242
Deutsche Bank AG:
4.25%, 10/14/21 (b)		575	594,598
4.50%, 4/01/25		1,000	985,388
4.30%, 5/24/28 (a)		28,950	27,785,515
Eaton Vance Corp., 3.50%, 4/06/27		2,000	2,011,228
Goldman Sachs Group, Inc.:
6.25%, 9/01/17		300	304,698
7.50%, 2/15/19		1,000	1,094,857
2.55%, 10/23/19		1,630	1,646,349
2.30%, 12/13/19		2,520	2,525,277
2.60%, 4/23/20		6,500	6,551,305
2.60%, 12/27/20		1,145	1,149,223
2.88%, 2/25/21		640	647,449
5.25%, 7/27/21		1,450	1,595,046
2.35%, 11/15/21		745	734,232
3.00%, 4/26/22		3,070	3,094,413
3.85%, 7/08/24		680	702,714
3.50%, 1/23/25		750	753,319
3.75%, 5/22/25		2,395	2,438,393

BLACKROCK FUNDS II	APRIL 30, 2017	17

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
3.75%, 2/25/26	USD	1,605	$1,631,511
3.85%, 1/26/27		1,555	1,580,180
6.13%, 2/15/33		970	1,185,557
4.75%, 10/21/45		1,975	2,102,964
Lincoln Finance Ltd., 6.88%, 4/15/21	EUR	200	234,200
LPL Holdings, Inc., 5.75%, 9/15/25 (b)	USD	578	586,670
Modernland Overseas Pte. Ltd., 6.95%, 4/13/24		1,300	1,300,000
Morgan Stanley:
1.88%, 1/05/18		1,000	1,001,813
6.63%, 4/01/18		2,726	2,845,830
2.13%, 4/25/18		1,020	1,024,212
2.20%, 12/07/18		225	226,064
2.45%, 2/01/19		2,020	2,036,679
2.65%, 1/27/20		7,850	7,953,102
5.75%, 1/25/21		1,370	1,524,065
2.50%, 4/21/21		810	807,258
2.63%, 11/17/21		5,190	5,176,542
3.88%, 4/29/24		860	888,971
4.00%, 7/23/25		1,365	1,414,612
3.88%, 1/27/26		2,000	2,044,746
3.13%, 7/27/26		585	564,460
3.63%, 1/20/27		1,600	1,604,357
6.38%, 7/24/42		340	440,370
4.30%, 1/27/45		2,265	2,264,024
TD Ameritrade Holding Corp., 3.63%, 4/01/25		1,500	1,547,111
UBS AG, 2.38%, 8/14/19		5,485	5,525,924
UBS Group Funding Jersey Ltd., 2.65%, 2/01/22 (b)		500	492,851
UBS Group Funding Switzerland AG, 3.49%, 5/23/23 (b)		1,585	1,609,457

			141,215,593
Chemicals — 0.4%
Air Liquide Finance SA, 1.75%, 9/27/21 (b)		740	719,854
Alpha 3 BV/Alpha U.S. Bidco, Inc., 6.25%, 2/01/25 (b)		1,700	1,725,500
Ashland LLC:
3.88%, 4/15/18		350	354,813
4.75%, 8/15/22		825	860,063
Axalta Coating Systems Dutch Holding B BV, 3.75%, 1/15/25	EUR	375	431,200
Axalta Coating Systems LLC, 4.88%, 8/15/24 (b)	USD	1,214	1,257,243
Blue Cube Spinco, Inc.:
9.75%, 10/15/23		960	1,161,600
10.00%, 10/15/25		550	677,875
CF Industries, Inc.:
6.88%, 5/01/18		500	522,350
7.13%, 5/01/20		1,590	1,733,100
3.45%, 6/01/23		650	606,125
5.15%, 3/15/34		1,005	909,525
4.95%, 6/01/43		500	421,085
5.38%, 3/15/44		500	435,625
Chemours Co.:
6.63%, 5/15/23		1,694	1,812,580
7.00%, 5/15/25		1,357	1,491,004
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (b)		350	357,437
E.I. du Pont de Nemours & Co.:
2.20%, 5/01/20		1,250	1,251,949
6.50%, 1/15/28		400	499,668
4.15%, 2/15/43		1,000	994,062
Eastman Chemical Co., 2.70%, 1/15/20		750	762,031
Ecolab, Inc., 2.00%, 1/14/19		700	703,640

Corporate Bonds		Par (000)	Value
Chemicals (continued)
GCP Applied Technologies, Inc., 9.50%, 2/01/23 (b)	USD	350	$399,000
Hexion, Inc., 10.38%, 2/01/22 (b)		1,023	1,048,575
Huntsman International LLC:
4.88%, 11/15/20		771	810,514
5.13%, 4/15/21	EUR	678	820,728
5.13%, 11/15/22	USD	1,150	1,208,937
Ineos Finance PLC, 4.00%, 5/01/23	EUR	1,761	1,992,208
INEOS Group Holdings SA:
5.38%, 8/01/24		600	694,305
5.63%, 8/01/24 (b)	USD	400	407,000
Inovyn Finance PLC, 6.25%, 5/15/21	EUR	200	228,753
LyondellBasell Industries NV, 5.00%, 4/15/19	USD	650	682,767
Momentive Performance Materials, Inc., 3.88%, 10/24/21		6,685	6,643,219
Monsanto Co.:
3.38%, 7/15/24		1,000	1,001,750
4.20%, 7/15/34		695	689,724
4.40%, 7/15/44		335	327,536
4.70%, 7/15/64		150	142,352
Olin Corp., 5.13%, 9/15/27		500	520,625
Platform Specialty Products Corp.:
10.38%, 5/01/21 (b)		131	145,901
6.50%, 2/01/22 (b)		11,776	12,070,400
PolyOne Corp., 5.25%, 3/15/23		400	411,000
PQ Corp., 6.75%, 11/15/22 (b)		2,020	2,191,680
Praxair, Inc., 3.55%, 11/07/42		200	191,842
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	1,360	1,556,173
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/01/25 (b)	USD	400	401,000
Rayonier AM Products, Inc., 5.50%, 6/01/24 (b)		400	367,000
Rock International Investment, Inc., 6.63%, 3/27/20		2,060	2,049,766
SPCM SA, 4.88%, 9/15/25 (b)		400	404,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	693	807,577
Tronox Finance LLC:
6.38%, 8/15/20	USD	1,203	1,222,549
7.50%, 3/15/22 (b)		390	407,550
WR Grace & Co., 5.13%, 10/01/21 (b)		1,370	1,471,037

			61,004,297
Commercial Services & Supplies — 0.2%
Acosta, Inc., 7.75%, 10/01/22 (b)		1,515	1,283,963
ADT Corp.:
6.25%, 10/15/21		925	1,014,660
3.50%, 7/15/22		1,657	1,603,147
4.13%, 6/15/23		2,604	2,538,900
4.88%, 7/15/32 (b)		2,682	2,340,045
Ahern Rentals, Inc., 7.38%, 5/15/23 (b)		435	374,100
Aviation Capital Group Corp., 2.88%, 1/20/22 (b)		1,130	1,125,083
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	559	611,698
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (g)		2,423	2,704,918
Clean Harbors, Inc.:
5.25%, 8/01/20	USD	450	459,000
5.13%, 6/01/21		450	460,872
ERAC USA Finance LLC:
6.38%, 10/15/17 (b)		470	479,355
2.60%, 12/01/21 (b)		860	850,071
GFL Environmental, Inc., 9.88%, 2/01/21 (b)		350	376,250

18	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (continued)
GW Honos Security Corp., 8.75%, 5/15/25 (b)	USD	285	$290,700
ICTSI Treasury BV, 4.63%, 1/16/23		1,900	1,947,310
IHS Markit Ltd.:
5.00%, 11/01/22 (b)		500	534,375
4.75%, 2/15/25 (b)		350	366,187
Paprec Holding SA, 5.25%, 4/01/22	EUR	488	559,120
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (b)	USD	8,964	9,793,170
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25 (b)		663	684,547
Tervita Escrow Corp., 7.63%, 12/01/21 (b)		1,533	1,575,157
Verisure Holding AB, 6.00%, 11/01/22	EUR	376	443,603
West Corp., 5.38%, 7/15/22 (b)	USD	725	732,250

			33,148,481
Communications Equipment — 0.2%
Cisco Systems, Inc.:
1.85%, 9/20/21		5,000	4,942,490
2.50%, 9/20/26		1,000	962,856
5.90%, 2/15/39		970	1,251,051
CommScope Technologies LLC:
6.00%, 6/15/25 (b)		1,215	1,295,494
5.00%, 3/15/27 (b)		1,457	1,469,749
CommScope, Inc.:
5.00%, 6/15/21 (b)		450	462,375
5.50%, 6/15/24 (b)		1,623	1,700,093
Hughes Satellite Systems Corp.:
6.50%, 6/15/19		732	791,475
7.63%, 6/15/21		700	790,405
5.25%, 8/01/26 (b)		5,417	5,511,797
6.63%, 8/01/26 (b)		1,047	1,078,410
Inmarsat Finance PLC, 4.88%, 5/15/22 (b)		625	631,250
Intelsat Jackson Holdings SA:
5.50%, 8/01/23		331	282,591
8.00%, 2/15/24 (b)		1,040	1,118,000
Juniper Networks, Inc., 3.13%, 2/26/19		1,500	1,529,465
Plantronics, Inc., 5.50%, 5/31/23 (b)		375	381,563
Riverbed Technology, Inc., 8.88%, 3/01/23 (b)		542	558,260
ViaSat, Inc., 6.88%, 6/15/20		100	102,000

			24,859,324
Construction & Engineering — 0.0%
AECOM:
5.75%, 10/15/22		625	657,031
5.88%, 10/15/24		475	509,675
5.13%, 3/15/27 (b)		800	800,920
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (b)		1,288	1,368,500
China City Construction International Co. Ltd., 5.35%, 7/03/17 (d)(h)	CNY	11,475	781,412
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19	USD	1,300	1,329,162
Shenzhen Expressway Co. Ltd., 2.88%, 7/18/21		650	645,693
SPIE SA, 3.13%, 3/22/24	EUR	300	335,421
Tutor Perini Corp., 6.88%, 5/01/25 (b)	USD	994	1,043,700

			7,471,514
Construction Materials — 0.1%
Cemex Finance LLC, 4.63%, 6/15/24	EUR	1,025	1,185,669
Cemex SAB de CV, 7.75%, 4/16/26	USD	5,340	6,087,600
Kerneos Corp. SASU, 5.75%, 3/01/21	EUR	219	245,943
PCF GmbH, 7.88%, 8/01/19		1,814	2,051,435
West China Cement Ltd., 6.50%, 9/11/19	USD	412	427,933

			9,998,580

Corporate Bonds		Par (000)	Value
Consumer Finance — 0.6%
Ally Financial, Inc.:
3.60%, 5/21/18	USD	850	$860,710
4.75%, 9/10/18		125	128,750
3.25%, 11/05/18		600	606,000
3.50%, 1/27/19		150	151,875
3.75%, 11/18/19		750	763,043
8.00%, 3/15/20		400	451,500
4.13%, 3/30/20		1,200	1,229,184
4.25%, 4/15/21		400	409,000
5.13%, 9/30/24		2,935	2,997,369
4.63%, 3/30/25		2,000	1,973,750
5.75%, 11/20/25		975	998,156
8.00%, 11/01/31		10,157	12,086,830
American Express Co., 1.55%, 5/22/18		580	579,382
American Express Credit Corp.:
2.13%, 7/27/18		910	915,250
1.88%, 5/03/19		585	584,686
2.25%, 8/15/19		5,000	5,037,355
2.20%, 3/03/20		2,000	2,010,600
2.60%, 9/14/20		3,000	3,039,582
2.25%, 5/05/21		2,000	1,994,156
American Honda Finance Corp., 2.90%, 2/16/24		2,000	2,021,180
Capital One Financial Corp.:
6.75%, 9/15/17		1,870	1,905,427
2.45%, 4/24/19		2,350	2,363,893
3.05%, 3/09/22		1,325	1,328,612
Capital One N.A.:
1.50%, 3/22/18		1,400	1,397,995
2.25%, 9/13/21		500	491,463
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		1,755	1,809,293
2.88%, 10/01/18		230	232,659
2.26%, 3/28/19		330	330,351
2.02%, 5/03/19		1,885	1,879,935
1.90%, 8/12/19		3,010	2,982,750
2.68%, 1/09/20		715	721,138
General Motors Financial Co., Inc.:
2.40%, 5/09/19		2,245	2,250,772
2.35%, 10/04/19		1,300	1,298,786
3.20%, 7/13/20		1,250	1,272,896
3.70%, 11/24/20		485	499,858
Jefferies Finance LLC/JFIN Co-Issuer Corp.:
7.38%, 4/01/20 (b)		1,915	1,958,087
6.88%, 4/15/22 (b)		1,151	1,136,613
Navient Corp.:
8.45%, 6/15/18		1,200	1,279,500
5.50%, 1/15/19		800	831,000
4.88%, 6/17/19		800	825,920
8.00%, 3/25/20		875	960,313
5.00%, 10/26/20		500	509,375
5.88%, 3/25/21		800	829,000
6.63%, 7/26/21		821	869,234
7.25%, 1/25/22		475	505,875
6.50%, 6/15/22		1,211	1,251,871
5.50%, 1/25/23		1,991	1,969,796
7.25%, 9/25/23		1,250	1,306,250
6.13%, 3/25/24		1,091	1,080,090
5.88%, 10/25/24		1,034	1,005,565
5.63%, 8/01/33		895	716,000
Nissan Motor Acceptance Corp., 2.00%, 3/08/19 (b)		885	884,316
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (b)		2,233	2,358,606

BLACKROCK FUNDS II	APRIL 30, 2017	19

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
5.50%, 2/15/24 (b)	USD	885	$935,887
Springleaf Finance Corp.:
6.90%, 12/15/17		1,325	1,360,563
5.25%, 12/15/19		600	609,126
8.25%, 12/15/20		645	706,727
7.75%, 10/01/21		250	267,969
Synchrony Financial, 1.88%, 8/15/17		665	665,198
Toyota Motor Credit Corp.:
2.60%, 1/11/22		3,000	3,025,749
3.20%, 1/11/27		1,000	1,015,079

			88,467,895
Consumer Products — 0.0%
Revlon Consumer Products Corp., 5.75%, 2/15/21		300	298,500
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.43%, 5/15/21 (a)(b)		403	411,564
6.00%, 6/30/21 (b)		7,635	7,911,769
4.25%, 1/15/22	EUR	703	786,503
4.25%, 9/15/22 (b)	USD	940	958,048
4.13%, 5/15/23	EUR	394	454,107
4.63%, 5/15/23 (b)	USD	1,578	1,611,533
2.75%, 3/15/24	EUR	1,500	1,621,697
6.75%, 5/15/24		558	667,766
7.25%, 5/15/24 (b)	USD	2,991	3,256,451
6.00%, 2/15/25 (b)		3,440	3,556,100
Ball Corp.:
4.38%, 12/15/20		675	710,437
5.00%, 3/15/22		400	427,000
4.00%, 11/15/23		300	304,500
4.38%, 12/15/23	EUR	615	748,569
5.25%, 7/01/25	USD	1,050	1,134,000
Berry Plastics Corp.:
5.50%, 5/15/22		150	156,750
5.13%, 7/15/23		600	623,820
BWAY Holding Co., 5.50%, 4/15/24 (b)		1,325	1,339,906
Cascades, Inc., 5.50%, 7/15/22 (b)		425	428,187
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23		750	774,375
Crown European Holdings SA, 3.38%, 5/15/25	EUR	289	323,465
Flex Acquisition Co., Inc., 6.88%, 1/15/25 (b)	USD	187	192,610
Horizon Holdings I SAS, 7.25%, 8/01/23	EUR	200	232,712
Horizon Parent Holdings S.à r.l., 8.25% (8.25% Cash or 8.25% PIK), 2/15/22 (g)		925	1,060,049
JH-Holding Finance SA, 8.25% (8.25% Cash or 9.00% PIK), 12/01/22 (g)		494	586,043
OI European Group BV, 3.13%, 11/15/24		291	320,134
Owens-Brockway Glass Container, Inc.:
5.00%, 1/15/22 (b)	USD	350	363,563
5.88%, 8/15/23 (b)		450	481,500
ProGroup AG:
5.13%, 5/01/22	EUR	881	1,016,832
2.50%, 3/31/24		263	286,128
Sealed Air Corp., 4.50%, 9/15/23		287	348,863
Signode Industrial Group LUX SA/Signode Industrial Group U.S., Inc., 6.38%, 5/01/22 (b)	USD	458	471,790
Silgan Holdings, Inc.:
5.00%, 4/01/20		36	36,450
3.25%, 3/15/25	EUR	410	451,079
Smurfit Kappa Acquisitions, 2.38%, 2/01/24		175	193,964

Corporate Bonds		Par (000)	Value
Containers & Packaging (continued)
Verallia Packaging SASU, 5.13%, 8/01/22	EUR	775	$898,731

			35,146,995
Distributors — 0.0%
American Tire Distributors, Inc., 10.25%, 3/01/22 (b)	USD	1,580	1,621,475
LKQ Corp., 4.75%, 5/15/23		400	402,000
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	540	627,310
WW Grainger, Inc., 4.60%, 6/15/45	USD	500	535,233

			3,186,018
Diversified Consumer Services — 0.0%
Board of Trustees of the Leland Stanford Junior University, 3.65%, 5/01/48		1,243	1,251,372
Cleveland Clinic Foundation, 4.86%, 1/01/14		125	123,502
Cognita Financing PLC, 7.75%, 8/15/21	GBP	1,232	1,679,623
La Financiere Atalian SAS, 4.00%, 5/15/24	EUR	747	826,402
Laureate Education, Inc., 8.25%, 5/01/25 (b)	USD	449	461,347
Massachusetts Institute of Technology, 4.68%, 7/01/14		340	356,833
Princeton University, 5.70%, 3/01/39		150	198,299
Service Corp. International, 5.38%, 5/15/24		550	580,937
ServiceMaster Co. LLC, 5.13%, 11/15/24 (b)		450	464,625
Sotheby’s, 5.25%, 10/01/22 (b)		371	379,347
University of Southern California, 3.84%, 10/01/47		1,025	1,030,635

			7,352,922
Diversified Financial Services — 0.8%
ABQ Finance Ltd., 3.50%, 2/22/22		4,500	4,511,970
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		1,370	1,454,492
3.50%, 5/26/22		790	802,664
Aircastle Ltd.:
6.25%, 12/01/19		100	108,450
5.13%, 3/15/21		675	719,719
5.50%, 2/15/22		2,090	2,263,261
5.00%, 4/01/23		350	373,625
4.13%, 5/01/24		400	406,800
Altice Financing SA:
6.50%, 1/15/22 (b)		550	576,813
6.63%, 2/15/23 (b)		1,600	1,694,000
7.50%, 5/15/26 (b)		8,107	8,755,560
Amigo Luxembourg SA, 7.63%, 1/15/24	GBP	350	475,852
Arrow Global Finance PLC:
5.13%, 9/15/24		175	237,291
2.88%, 4/01/25 (a)	EUR	424	460,593
ASP AMC Merger Sub, Inc., 8.00%, 5/15/25 (b)	USD	494	490,295
BAT International Finance PLC, 2.75%, 6/15/20 (b)		2,000	2,024,040
BCD Acquisition, Inc., 9.63%, 9/15/23 (b)		450	484,875
BP Capital Markets PLC:
2.24%, 5/10/19		825	831,301
2.52%, 1/15/20		275	278,972
4.50%, 10/01/20		1,225	1,317,658
4.74%, 3/11/21		715	779,809
3.06%, 3/17/22		3,000	3,071,841
3.22%, 11/28/23		1,400	1,419,744
3.02%, 1/16/27		2,000	1,956,478
3.72%, 11/28/28		2,000	2,057,148
Cabot Financial Luxembourg SA, 6.50%, 4/01/21	GBP	200	267,325

20	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
CIMPOR Financial Operations BV, 5.75%, 7/17/24 (b)	USD	500	$436,500
CK Hutchison International 16 Ltd., 1.88%, 10/03/21 (b)		905	876,891
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22		4,700	4,702,660
3.50%, 4/05/27		4,100	4,113,341
CNH Industrial Capital LLC:
3.63%, 4/15/18		200	202,250
3.88%, 7/16/18		500	510,000
4.38%, 11/06/20		315	326,025
4.88%, 4/01/21		400	420,000
4.38%, 4/05/22		300	305,865
CNO Financial Group, Inc., 5.25%, 5/30/25		370	382,025
Consolidated Energy Finance SA, 6.75%, 10/15/19 (b)		750	765,000
eircom Finance DAC, 4.50%, 5/31/22	EUR	625	711,450
Far East Horizon Ltd., 5.55% (a)(j)	USD	1,000	1,001,000
FBM Finance, Inc., 8.25%, 8/15/21 (b)		855	923,400
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	297	414,905
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	USD	3,925	4,196,214
Haitong International Finance 2014 Ltd., 3.99%, 9/11/19		2,000	2,047,068
HNAG Funding Ltd., 2.87%, 2/04/20		335	334,786
Hyundai Capital America:
2.40%, 10/30/18 (b)		220	220,909
2.55%, 4/03/20 (b)		815	816,288
ING Groep NV, 3.15%, 3/29/22		1,420	1,441,516
Intercontinental Exchange, Inc.:
2.50%, 10/15/18		1,250	1,262,854
2.75%, 12/01/20		295	299,982
3.75%, 12/01/25		2,115	2,201,288
Jerrold Finco PLC:
6.25%, 9/15/21	GBP	390	525,233
6.13%, 1/15/24		650	848,693
Maikun Investment Co. Ltd., 4.50%, 6/06/17	CNY	10,000	1,442,703
Mercury Bondco PLC:
7.13% (7.13% Cash or 7.88% PIK), 5/30/21 (g)	EUR	2,000	2,237,324
8.25% (8.25% Cash or 9.00% PIK), 5/30/21 (g)		989	1,128,217
Moody’s Corp.:
2.75%, 7/15/19	USD	2,195	2,225,131
2.75%, 12/15/21		185	185,625
MSCI, Inc.:
5.25%, 11/15/24 (b)		630	667,800
5.75%, 8/15/25 (b)		430	463,325
4.75%, 8/01/26 (b)		345	354,487
National Rural Utilities Cooperative Finance Corp.:
10.38%, 11/01/18		500	563,367
2.35%, 6/15/20		400	401,555
2.40%, 4/25/22		1,200	1,198,446
3.05%, 4/25/27		1,400	1,396,476
Nielsen Co. Luxembourg S.à r.l.:
5.50%, 10/01/21 (b)		100	103,875
5.00%, 2/01/25 (b)		1,094	1,095,367
OneMain Financial Holdings LLC:
6.75%, 12/15/19 (b)		1,462	1,536,927
7.25%, 12/15/21 (b)		700	728,077
Pershing Square Holdings Ltd., 5.50%, 7/15/22 (b)		4,100	4,198,195

Corporate Bonds		Par (000)	Value
Diversified Financial Services (continued)
Prime Bloom Holdings Ltd., 7.50%, 12/19/19	USD	1,200	$1,232,910
Quicken Loans, Inc., 5.75%, 5/01/25 (b)		825	833,250
Reward International Investment Ltd., 7.25%, 1/25/20		1,680	1,709,319
SUAM Finance BV, 4.88%, 4/17/24 (b)		5,990	6,307,470
Tarjeta Naranja SA, 22.44%, 4/11/22 (a)(b)		2,740	2,808,500
Tempo Acquisition LLC/Tempo Acquisition
Finance Corp., 6.75%, 6/01/25 (b)		891	915,503
Titan Global Finance PLC, 3.50%, 6/17/21	EUR	175	199,137
Total Capital Canada Ltd., 2.75%, 7/15/23	USD	1,500	1,505,667
United Group BV, 7.88%, 11/15/20	EUR	1,357	1,538,388
Virgin Media Finance PLC:
6.38%, 4/15/23 (b)	USD	400	419,500
6.00%, 10/15/24 (b)		200	209,500
4.50%, 1/15/25	EUR	274	311,526
5.75%, 1/15/25 (b)	USD	4,626	4,718,520
Voya Financial, Inc., 2.90%, 2/15/18		3,202	3,229,223
Woodside Homes Co. LLC/Woodside Homes Finance, Inc., 6.75%, 12/15/21 (b)		2,220	2,332,399
Yufu Eternity Ltd., 5.63%, 11/26/17	CNY	8,000	1,148,267

			117,452,695
Diversified Telecommunication Services — 0.8%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29	USD	500	562,500
Altice Finco SA, 8.13%, 1/15/24 (b)		604	652,320
AT&T Inc.:
5.50%, 2/01/18		2,000	2,056,230
2.38%, 11/27/18		2,000	2,013,172
3.20%, 3/01/22		840	850,390
Bakrie Telecom Pte. Ltd., 11.50%, 5/07/15 (d)(h)		1,000	21,500
Bharti Airtel International Netherlands BV,
5.13%, 3/11/23		4,008	4,222,260
CenturyLink, Inc.:
5.63%, 4/01/20		590	626,137
6.45%, 6/15/21		3,415	3,688,200
5.80%, 3/15/22		1,000	1,046,250
6.75%, 12/01/23		1,579	1,691,504
7.50%, 4/01/24		1,254	1,362,484
5.63%, 4/01/25		750	732,187
7.60%, 9/15/39		725	679,687
7.65%, 3/15/42		482	448,260
Cincinnati Bell, Inc., 7.00%, 7/15/24 (b)		1,782	1,886,247
Consolidated Communications, Inc., 6.50%, 10/01/22		1,035	1,022,063
Deutsche Telekom International Finance BV:
1.95%, 9/19/21 (b)		1,020	988,935
2.82%, 1/19/22 (b)		1,600	1,601,523
Embarq Corp., 8.00%, 6/01/36		1,000	1,018,750
Frontier Communications Corp.:
8.13%, 10/01/18		150	159,563
7.13%, 3/15/19		55	57,887
8.50%, 4/15/20		2,736	2,910,420
8.88%, 9/15/20		1,568	1,655,212
9.25%, 7/01/21		250	255,053
6.25%, 9/15/21		1,630	1,511,825
10.50%, 9/15/22		1,435	1,442,175
7.13%, 1/15/23		935	818,125
7.63%, 4/15/24		4,362	3,740,415
6.88%, 1/15/25		8,944	7,448,116
11.00%, 9/15/25		2,530	2,438,287

BLACKROCK FUNDS II	APRIL 30, 2017	21

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
9.00%, 8/15/31	USD	450	$384,750
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 7/01/22 (b)		350	400,750
Impera Holdings SA, 5.38% (5.38% Cash or 5.38% PIK), 9/15/22 (g)	EUR	1,049	1,175,686
Level 3 Communications, Inc., 5.75%, 12/01/22	USD	400	416,500
Level 3 Financing, Inc.:
6.13%, 1/15/21		25	25,844
5.38%, 8/15/22		3,217	3,322,196
5.63%, 2/01/23		2,065	2,142,437
5.13%, 5/01/23		3,829	3,929,511
5.38%, 1/15/24		2,546	2,646,160
5.38%, 5/01/25		2,353	2,453,003
5.25%, 3/15/26		2,051	2,115,258
OTE PLC, 3.50%, 7/09/20	EUR	1,296	1,441,239
SBA Communications Corp.:
4.88%, 7/15/22	USD	350	360,500
4.88%, 9/01/24 (b)		810	817,087
SmarTone Finance Ltd., 3.88%, 4/08/23		8,350	8,447,419
Telecom Italia Capital SA:
7.00%, 6/04/18		725	761,250
7.18%, 6/18/19		225	246,937
6.38%, 11/15/33		675	707,387
6.00%, 9/30/34		7,520	7,689,200
7.20%, 7/18/36		1,835	2,023,087
7.72%, 6/04/38		125	144,063
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	527	763,705
Telecom Italia SpA:
1.13%, 3/26/22 (k)		200	215,246
5.88%, 5/19/23	GBP	700	1,019,972
3.63%, 1/19/24	EUR	1,444	1,695,641
5.30%, 5/30/24 (b)	USD	1,200	1,242,000
Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24	EUR	830	995,177
Telesat Canada/Telesat LLC, 8.88%, 11/15/24 (b)	USD	1,393	1,532,300
UPC Holding BV, 6.75%, 3/15/23	EUR	400	470,446
UPCB Finance IV Ltd.:
5.38%, 1/15/25 (b)	USD	850	864,875
4.00%, 1/15/27	EUR	958	1,079,292
Verizon Communications, Inc.:
2.95%, 3/15/22 (b)	USD	2,308	2,320,131
2.45%, 11/01/22		500	488,682
Wind Acquisition Finance SA:
6.50%, 4/30/20 (b)		200	206,700
4.00%, 7/15/20	EUR	1,717	1,897,449
4.75%, 7/15/20 (b)	USD	2,400	2,436,000
7.00%, 4/23/21	EUR	500	565,892
7.38%, 4/23/21 (b)	USD	4,580	4,763,200
Windstream Services LLC:
7.75%, 10/15/20		500	510,000
7.75%, 10/01/21		660	663,300
6.38%, 8/01/23		450	397,125
Zayo Group LLC/Zayo Capital, Inc.:
6.00%, 4/01/23		5,161	5,502,916
6.38%, 5/15/25		1,686	1,822,987
5.75%, 1/15/27 (b)		2,810	2,982,113

			125,693,090
Electric Utilities — 0.4%
1MDB Energy Ltd., 5.99%, 5/11/22		3,700	4,023,613
Alabama Power Co.:
3.75%, 3/01/45		630	602,761
4.30%, 1/02/46		700	727,733
Arizona Public Service Co.:
4.70%, 1/15/44		250	268,506

Corporate Bonds		Par (000)	Value
Electric Utilities (continued)
4.35%, 11/15/45	USD	400	$419,776
Commonwealth Edison Co., 4.35%, 11/15/45		1,000	1,053,939
Connecticut Light & Power Co., 4.30%, 4/15/44		125	129,197
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	300	346,316
Drax Finco PLC, 4.25%, 5/01/22	GBP	272	359,214
Duke Energy Carolinas LLC, 6.05%, 4/15/38	USD	805	1,038,491
Duke Energy Florida LLC:
3.10%, 8/15/21		1,780	1,836,287
3.40%, 10/01/46		2,000	1,798,422
Duke Energy Progress LLC:
4.10%, 5/15/42		515	524,147
4.15%, 12/01/44		500	514,949
Emera U.S. Finance LP, 2.15%, 6/15/19		585	585,114
Emera, Inc., 6.75%, 6/15/76 (a)		16,500	18,170,625
Enersis Americas SA, 4.00%, 10/25/26		2,051	2,038,181
Florida Power & Light Co., 3.80%, 12/15/42		1,475	1,459,064
Georgia Power Co.:
2.85%, 5/15/22		670	674,299
5.95%, 2/01/39		470	562,961
4.30%, 3/15/42		500	498,591
Great Plains Energy, Inc., 2.50%, 3/09/20		575	581,699
Kallpa Generacion SA, 4.88%, 5/24/26		7,890	8,195,737
MidAmerican Energy Co., 6.75%, 12/30/31		575	786,752
NextEra Energy Capital Holdings, Inc.:
1.65%, 9/01/18		740	737,825
2.30%, 4/01/19		895	901,138
Northern States Power Co., 4.13%, 5/15/44		530	546,862
NSTAR Electric Co., 4.40%, 3/01/44		250	267,271
Oklahoma Gas & Electric Co.:
3.90%, 5/01/43		250	239,759
4.15%, 4/01/47		800	810,485
Oncor Electric Delivery Co. LLC:
6.80%, 9/01/18		483	514,635
2.95%, 4/01/25		750	748,085
5.30%, 6/01/42		500	591,449
PacifiCorp.:
2.95%, 6/01/23		300	303,197
6.35%, 7/15/38		310	409,770
PECO Energy Co., 5.95%, 10/01/36		865	1,079,676
Potomac Electric Power Co., 4.15%, 3/15/43		450	465,636
PPL Electric Utilities Corp., 4.15%, 10/01/45		500	516,928
Public Service Co. of Colorado, 4.30%, 3/15/44		450	475,338
Puget Sound Energy, Inc.:
5.80%, 3/15/40		250	308,229
5.64%, 4/15/41		250	305,424
Sierra Pacific Power Co., 2.60%, 5/01/26		2,100	2,028,356
Southern California Edison Co.:
6.05%, 3/15/39		1,665	2,147,176
4.65%, 10/01/43		300	333,959
Southern Power Co., 1.95%, 12/15/19		1,120	1,114,203
Talen Energy Supply LLC:
4.63%, 7/15/19 (b)		159	156,615
4.60%, 12/15/21		600	465,000
6.50%, 6/01/25		490	389,550
Viridian Group FundCo II Ltd., 7.50%, 3/01/20	EUR	308	353,001
Westar Energy, Inc., 5.10%, 7/15/20	USD	500	541,917

			63,947,858
Electrical Equipment — 0.1%
AE-Rotor Holding BV, 4.97%, 3/28/18		293	293,156
General Cable Corp., 5.75%, 10/01/22		425	420,750
GrafTech International Ltd., 6.38%, 11/15/20		413	358,277

22	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Electrical Equipment (continued)
Sensata Technologies BV:
4.88%, 10/15/23 (b)	USD	175	$176,750
5.00%, 10/01/25 (b)		5,992	6,119,330
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (b)		1,095	1,185,337
Senvion Holding GmbH:
6.63%, 11/15/20	EUR	1,942	2,187,051
3.88%, 10/25/22		516	564,215
Vertiv Group Corp., 9.25%, 10/15/24 (b)	USD	3,322	3,566,997

			14,871,863
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp.:
2.55%, 1/30/19		1,000	1,010,587
2.20%, 4/01/20		1,030	1,032,398
Belden, Inc.:
5.50%, 9/01/22 (b)		575	589,375
5.50%, 4/15/23	EUR	776	890,600
CDW LLC/CDW Finance Corp.:
5.00%, 9/01/23	USD	1,841	1,891,627
5.50%, 12/01/24		755	804,075
5.00%, 9/01/25		375	384,375
Dell International LLC/EMC Corp.:
4.42%, 6/15/21 (b)		220	230,956
5.88%, 6/15/21 (b)		1,415	1,499,900
7.13%, 6/15/24 (b)		2,928	3,236,427
6.02%, 6/15/26 (b)		1,125	1,235,620
8.35%, 7/15/46 (b)		335	433,583
Flex Ltd., 4.63%, 2/15/20		1,500	1,577,394
Ingram Micro, Inc., 5.45%, 12/15/24		100	100,367
TPK Holding Co. Ltd., 0.00%, 4/08/20 (k)(l)		8,750	8,793,750
Zebra Technologies Corp., 7.25%, 10/15/22		750	810,937

			24,521,971
Energy Equipment & Services — 0.3%
Diamond Offshore Drilling, Inc.:
5.88%, 5/01/19		325	337,837
5.70%, 10/15/39		325	263,250
4.88%, 11/01/43		500	363,125
Ensco PLC:
4.50%, 10/01/24		1,229	1,013,925
5.20%, 3/15/25		570	483,075
5.75%, 10/01/44		700	509,880
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		575	591,100
Halliburton Co., 2.00%, 8/01/18		500	501,145
McDermott International, Inc., 8.00%, 5/01/21 (b)		300	312,150
Nabors Industries, Inc., 0.75%, 1/15/24 (b)(k)		1,215	1,045,659
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., 8.13%, 11/15/21 (b)		400	356,500
Noble Holding International Ltd.:
4.63%, 3/01/21		46	42,320
7.75%, 1/15/24		2,297	2,096,013
5.25%, 3/15/42		325	213,037
Parker Drilling Co., 7.50%, 8/01/20		894	831,420
PHI, Inc., 5.25%, 3/15/19		300	280,500
Rowan Cos., Inc.:
4.88%, 6/01/22		1,055	991,700
4.75%, 1/15/24		375	330,000
7.38%, 6/15/25		4,040	3,989,500
Saipem Finance International BV, 2.75%, 4/05/22	EUR	368	403,731
Schlumberger Holdings Corp., 2.35%, 12/21/18 (b)	USD	1,125	1,133,037

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
SESI LLC:
6.38%, 5/01/19	USD	325	$322,969
7.13%, 12/15/21		525	530,250
Transocean, Inc.:
4.50%, 10/15/17		327	327,817
6.00%, 3/15/18		4,266	4,356,653
7.38%, 4/15/18		190	194,750
8.13%, 12/15/21		350	364,000
5.80%, 10/15/22		3,760	3,496,800
9.00%, 7/15/23 (b)		5,418	5,776,943
7.50%, 4/15/31		500	445,000
6.80%, 3/15/38		1,290	1,032,000
Trionista TopCo GmbH, 6.88%, 4/30/21	EUR	1,920	2,178,902
Weatherford International LLC, 6.80%, 6/15/37	USD	122	115,290
Weatherford International Ltd.:
7.75%, 6/15/21		2,815	3,001,494
8.25%, 6/15/23		500	541,875
9.88%, 2/15/24 (b)		787	916,855
6.50%, 8/01/36		1,520	1,436,400
7.00%, 3/15/38		595	569,713
5.95%, 4/15/42		141	123,375

			41,819,990
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 2.80%, 6/01/20		1,384	1,401,072
Crown Castle International Corp., 3.40%, 2/15/21		802	818,549
CyrusOne LP/CyrusOne Finance Corp.:
5.00%, 3/15/24 (b)		1,735	1,782,713
5.38%, 3/15/27 (b)		90	92,700
DuPont Fabros Technology LP, 5.88%, 9/15/21		375	390,937
Equinix, Inc.:
5.38%, 1/01/22		857	906,277
5.38%, 4/01/23		2,385	2,483,381
5.75%, 1/01/25		400	428,000
5.88%, 1/15/26		740	797,350
5.38%, 5/15/27		855	893,295
ERP Operating LP:
4.75%, 7/15/20		730	780,770
2.85%, 11/01/26		1,385	1,322,452
ESH Hospitality, Inc., 5.25%, 5/01/25 (b)		845	855,563
FelCor Lodging LP, 5.63%, 3/01/23		250	263,153
GEO Group, Inc.:
5.88%, 1/15/22		135	140,400
5.88%, 10/15/24		870	889,575
6.00%, 4/15/26		575	590,813
GLP Capital LP/GLP Financing II, Inc.:
4.38%, 11/01/18		125	128,437
4.88%, 11/01/20		1,025	1,091,625
4.38%, 4/15/21		40	41,900
5.38%, 11/01/23		250	270,000
5.38%, 4/15/26		803	847,165
Iron Mountain, Inc.:
6.00%, 10/01/20 (b)		650	680,063
4.38%, 6/01/21 (b)		300	311,250
6.00%, 8/15/23		200	212,496
5.75%, 8/15/24		850	872,313
iStar, Inc., 5.00%, 7/01/19		725	732,250
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.:
5.63%, 5/01/24		5,807	6,264,301
4.50%, 9/01/26		1,853	1,846,051

BLACKROCK FUNDS II	APRIL 30, 2017	23

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) (continued)
MPT Operating Partnership LP/MPT Finance Corp.:
6.38%, 3/01/24	USD	255	$276,037
3.33%, 3/24/25	EUR	486	540,062
5.25%, 8/01/26	USD	355	363,875
QCP SNF West/Central/East/AL REIT LLC, 8.13%, 11/01/23 (b)		450	470,250
Sabra Health Care LP/Sabra Capital Corp., 5.50%, 2/01/21		200	207,500
Simon Property Group LP:
2.50%, 9/01/20		1,900	1,916,885
4.38%, 3/01/21		500	534,223
3.25%, 11/30/26		3,000	2,976,732
6.75%, 2/01/40		200	261,746
4.75%, 3/15/42		800	833,431
Uniti Group, Inc./CSL Capital LLC:
6.00%, 4/15/23 (b)		920	957,380
8.25%, 10/15/23		2,350	2,507,897
7.13%, 12/15/24 (b)		3,256	3,329,260
Ventas Realty LP/Ventas Capital Corp., 2.00%, 2/15/18		2,500	2,504,635
Vornado Realty LP, 2.50%, 6/30/19		387	390,109
WEA Finance LLC/Westfield UK & Europe
Finance PLC, 1.75%, 9/15/17 (b)		765	765,546
Welltower, Inc.:
4.70%, 9/15/17		440	444,912
2.25%, 3/15/18		3,110	3,121,501

			50,536,832
Food & Staples Retailing — 0.2%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC:
6.63%, 6/15/24 (b)		1,535	1,569,537
5.75%, 3/15/25 (b)		1,942	1,888,595
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	256,356
4.56%, 1/25/23		2,600	3,179,207
4.50%, 3/07/24		1,000	1,200,893
CVS Health Corp.:
2.80%, 7/20/20	USD	390	397,353
2.13%, 6/01/21		2,385	2,353,423
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (b)		597	607,447
Fresh Market, Inc., 9.75%, 5/01/23 (b)		500	415,475
Ingles Markets, Inc., 5.75%, 6/15/23		500	502,500
Rite Aid Corp.:
9.25%, 3/15/20		600	619,560
6.75%, 6/15/21		550	554,125
6.13%, 4/01/23 (b)		5,291	5,238,090
7.70%, 2/15/27		201	217,080
Safeway, Inc., 7.25%, 2/01/31		200	193,500
Tesco PLC:
5.50%, 11/15/17 (b)		1,000	1,016,775
6.15%, 11/15/37 (b)		700	713,107
U.S. Foods, Inc., 5.88%, 6/15/24 (b)		400	418,000
Walgreens Boots Alliance, Inc.:
1.75%, 5/30/18		275	276,036
2.70%, 11/18/19		3,980	4,037,710
Wal-Mart Stores, Inc.:
7.55%, 2/15/30		445	652,195
6.50%, 8/15/37		805	1,086,087
6.20%, 4/15/38		365	478,097
4.30%, 4/22/44		2,000	2,128,562

			29,999,710

Corporate Bonds		Par (000)	Value
Food Products — 0.2%
Arcor SAIC, 6.00%, 7/06/23 (b)	USD	5,747	$6,159,347
B&G Foods, Inc.:
4.63%, 6/01/21		475	482,125
5.25%, 4/01/25		340	348,085
Bestfoods, 6.63%, 4/15/28		125	160,494
Chobani LLC/Chobani Finance Corp., Inc., 7.50%, 4/15/25 (b)		1,490	1,536,563
Comfeed Finance BV, 6.00%, 5/02/18		970	979,700
Darling Global Finance BV, 4.75%, 5/30/22	EUR	416	477,900
Dean Foods Co., 6.50%, 3/15/23 (b)	USD	500	527,500
Grupo Bimbo SAB de CV, 4.50%, 1/25/22		3,910	4,127,580
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22		1,000	990,980
JBS USA LUX SA/JBS USA Finance, Inc.:
8.25%, 2/01/20 (b)		100	102,450
7.25%, 6/01/21 (b)		1,100	1,130,250
7.25%, 6/01/21 (b)		825	847,687
5.88%, 7/15/24 (b)		1,345	1,402,163
5.75%, 6/15/25 (b)		2,018	2,083,585
Kraft Heinz Foods Co., 2.00%, 7/02/18		1,000	1,002,524
Lamb Weston Holdings, Inc.:
4.63%, 11/01/24 (b)		400	413,000
4.88%, 11/01/26 (b)		800	825,000
Pilgrim’s Pride Corp., 5.75%, 3/15/25 (b)		335	348,400
Post Holdings, Inc.:
6.00%, 12/15/22 (b)		400	427,000
7.75%, 3/15/24 (b)		1,982	2,202,497
5.50%, 3/01/25 (b)		685	715,825
8.00%, 7/15/25 (b)		48	54,600
5.00%, 8/15/26 (b)		2,957	2,942,215
5.75%, 3/01/27 (b)		550	571,313
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	1,100	1,199,729
TreeHouse Foods, Inc., 6.00%, 2/15/24 (b)	USD	530	564,450
Want Want China Finance Ltd., 2.88%, 4/27/22		3,150	3,137,435
WhiteWave Foods Co., 5.38%, 10/01/22		325	363,187

			36,123,584
Gas Utilities — 0.0%
Atmos Energy Corp., 4.15%, 1/15/43		395	403,122
NGL Energy Partners LP/NGL Energy Finance Corp.:
5.13%, 7/15/19		1,285	1,281,787
7.50%, 11/01/23 (b)		450	450,000
6.13%, 3/01/25 (b)		350	325,500

			2,460,409
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories:
2.00%, 9/15/18		1,440	1,439,696
2.35%, 11/22/19		1,205	1,211,526
2.90%, 11/30/21		1,720	1,736,464
Alere, Inc., 6.38%, 7/01/23 (b)		730	794,787
Danaher Corp., 3.35%, 9/15/25		2,000	2,076,174
Hologic, Inc., 5.25%, 7/15/22 (b)		2,294	2,417,303
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (b)		450	479,813
Marcolin SpA, 4.13%, 2/15/23 (a)	EUR	200	222,000
Medtronic, Inc.:
3.15%, 3/15/22	USD	5,000	5,178,945
3.50%, 3/15/25		2,000	2,065,058
4.38%, 3/15/35		1,997	2,113,339
4.63%, 3/15/45		2,000	2,175,594
Stryker Corp., 2.00%, 3/08/19		965	968,180

24	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
Universal Hospital Services, Inc., 7.63%, 8/15/20	USD	500	$506,875

			23,385,754
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc., 5.63%, 2/15/23		2,147	2,221,587
Aetna, Inc.:
2.20%, 3/15/19		760	764,410
2.75%, 11/15/22		1,450	1,457,079
2.80%, 6/15/23		4,220	4,222,439
6.75%, 12/15/37		550	743,000
Anthem, Inc., 2.30%, 7/15/18		1,000	1,005,366
Catholic Health Initiatives, 4.35%, 11/01/42		310	266,174
Centene Corp.:
5.63%, 2/15/21		2,594	2,726,943
4.75%, 5/15/22		775	804,063
6.13%, 2/15/24		1,415	1,524,663
4.75%, 1/15/25		3,690	3,749,963
CHS/Community Health Systems, Inc.:
8.00%, 11/15/19		800	778,512
5.13%, 8/01/21		1,025	1,016,031
6.88%, 2/01/22		901	745,577
6.25%, 3/31/23		3,240	3,296,700
DaVita, Inc.:
5.75%, 8/15/22		1,000	1,036,250
5.13%, 7/15/24		3,290	3,382,548
5.00%, 5/01/25		1,211	1,220,083
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (b)		548	483,610
Eagle Holding Co. II LLC, 7.63% (7.63% Cash and 8.38% PIK), 5/15/22 (b)(g)		1,186	1,208,237
Envision Healthcare Corp.:
5.13%, 7/01/22 (b)		15,345	15,575,175
5.63%, 7/15/22		5,001	5,159,282
6.25%, 12/01/24 (b)		450	473,625
Fresenius Medical Care U.S. Finance II, Inc.:
5.63%, 7/31/19 (b)		700	747,250
4.13%, 10/15/20 (b)		400	411,000
5.88%, 1/31/22 (b)		500	548,125
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (b)		500	546,250
HCA Healthcare, Inc., 6.25%, 2/15/21		125	135,625
HCA, Inc.:
8.00%, 10/01/18		100	107,625
3.75%, 3/15/19		1,100	1,123,375
4.25%, 10/15/19		300	310,875
6.50%, 2/15/20		4,229	4,641,581
7.50%, 2/15/22		2,657	3,056,613
4.75%, 5/01/23		900	945,000
5.88%, 5/01/23		3,064	3,334,245
5.00%, 3/15/24		6,095	6,468,319
5.38%, 2/01/25		6,056	6,305,810
5.25%, 4/15/25		1,840	1,977,430
5.88%, 2/15/26		1,985	2,109,063
5.25%, 6/15/26		2,150	2,292,437
4.50%, 2/15/27		4,292	4,332,731
HealthSouth Corp., 5.75%, 11/01/24		2,078	2,116,963
HomeVi SAS, 6.88%, 8/15/21	EUR	211	241,026
IASIS Healthcare LLC/IASIS Capital Corp., 8.38%, 5/15/19	USD	1,360	1,326,000
Kaiser Foundation Hospitals, 3.15%, 5/01/27		1,986	1,990,214
Kindred Healthcare, Inc.:
8.00%, 1/15/20		500	516,250
6.38%, 4/15/22		600	579,750
8.75%, 1/15/23		200	205,250

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings, 2.63%, 2/01/20	USD	1,000	$1,007,116
LifePoint Health, Inc.:
5.50%, 12/01/21		800	826,000
5.88%, 12/01/23		330	340,725
5.38%, 5/01/24 (b)		400	404,000
Mallinckrodt International Finance SA, 4.75%, 4/15/23		350	298,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (b)		859	856,853
5.75%, 8/01/22 (b)		575	564,937
5.63%, 10/15/23 (b)		3,419	3,265,145
5.50%, 4/15/25 (b)		2,584	2,351,440
MEDNAX, Inc., 5.25%, 12/01/23 (b)		505	516,363
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/01/55		200	201,165
Molina Healthcare, Inc., 5.38%, 11/15/22		430	449,350
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (b)		2,201	2,366,075
NewCo Sab MidCo SASU, 5.38%, 4/15/25	EUR	217	235,522
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (b)	USD	1,800	1,914,975
Select Medical Corp., 6.38%, 6/01/21		500	511,250
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (b)		310	329,375
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	1,339	1,579,125
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		582	706,790
Team Health Holdings, Inc., 6.38%, 2/01/25 (b)	USD	3,181	3,105,451
Tenet Healthcare Corp.:
6.25%, 11/01/18		850	890,919
5.00%, 3/01/19		1,881	1,884,536
4.75%, 6/01/20		150	152,250
4.63%, 6/15/20 (a)		914	918,570
6.00%, 10/01/20		2,225	2,341,813
4.50%, 4/01/21		1,375	1,373,281
4.38%, 10/01/21		700	699,125
7.50%, 1/01/22 (b)		615	658,050
8.13%, 4/01/22		8,090	8,211,350
6.75%, 6/15/23		250	238,750
Unilabs Subholding AB, 5.75%, 5/15/25	EUR	677	733,489
UnitedHealth Group, Inc.:
2.70%, 7/15/20	USD	5,000	5,112,665
2.13%, 3/15/21		1,095	1,094,111
3.35%, 7/15/22		6,200	6,473,122
4.63%, 7/15/35		400	439,123
5.95%, 2/15/41		765	971,552
4.25%, 3/15/43		410	423,414
4.75%, 7/15/45		1,925	2,145,135
4.20%, 1/15/47		2,000	2,050,304
Vizient, Inc., 10.38%, 3/01/24 (b)		500	572,500
Wellcare Health Plans, Inc., 5.25%, 4/01/25		810	842,400

			160,286,615
Health Care Technology — 0.0%
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., 5.75%, 3/01/25 (b)		690	708,113
Hotels, Restaurants & Leisure — 0.6%
Aramark Services, Inc.:
5.13%, 1/15/24		320	337,600
5.00%, 4/01/25 (b)		450	470,250
4.75%, 6/01/26		350	357,000

BLACKROCK FUNDS II	APRIL 30, 2017	25

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
BC ULC/New Red Finance, Inc.:
4.63%, 1/15/22 (b)	USD	450	$463,635
6.00%, 4/01/22 (b)		1,750	1,824,375
Boyd Gaming Corp.:
6.88%, 5/15/23		500	538,125
6.38%, 4/01/26		530	571,075
Burger King France SAS:
5.25%, 5/01/23 (a)	EUR	717	797,438
6.00%, 5/01/24		562	633,816
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties Finance, Inc., 8.00%, 10/01/20	USD	10,126	10,555,596
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		375	403,594
Carnival Corp., 3.95%, 10/15/20		1,585	1,675,194
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.:
5.25%, 3/15/21		100	102,740
5.38%, 4/15/27 (b)		362	374,181
Cirsa Funding Luxembourg SA:
5.75%, 5/15/21	EUR	200	232,161
5.88%, 5/15/23		200	230,524
Codere Finance 2 Luxembourg SA, 6.75%, 11/01/21		200	221,128
Diamond Resorts International, Inc., 7.75%, 9/01/23 (b)	USD	300	319,500
Hilton Domestic Operating Co., Inc., 4.25%, 9/01/24 (b)		670	675,025
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.63%, 4/01/25 (b)		625	642,187
4.88%, 4/01/27 (b)		400	410,000
International Game Technology PLC:
7.50%, 6/15/19		400	439,500
5.63%, 2/15/20 (b)		200	210,318
6.25%, 2/15/22 (b)		763	831,670
4.75%, 2/15/23	EUR	991	1,179,243
6.50%, 2/15/25 (b)	USD	1,150	1,259,250
Isle of Capri Casinos, Inc., 5.88%, 3/15/21		278	287,035
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21 (b)		600	627,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC:
5.00%, 6/01/24 (b)		1,000	1,032,500
5.25%, 6/01/26 (b)		964	988,100
Ladbrokes Group Finance PLC, 5.13%, 9/08/23	GBP	200	258,652
McDonald’s Corp., 5.35%, 3/01/18	USD	1,415	1,458,238
MGM Resorts International:
8.63%, 2/01/19		700	773,500
5.25%, 3/31/20		1,776	1,878,120
6.75%, 10/01/20		9,933	11,050,463
6.63%, 12/15/21		3,320	3,726,700
7.75%, 3/15/22		1,125	1,310,625
6.00%, 3/15/23		950	1,037,875
4.63%, 9/01/26		599	597,503
NCL Corp. Ltd.:
4.63%, 11/15/20 (b)		350	358,750
4.75%, 12/15/21 (b)		500	512,500
NH Hotel Group SA:
3.75%, 10/01/23	EUR	425	482,767
3.75%, 10/01/23		220	249,903
Pinnacle Entertainment, Inc., 5.63%, 5/01/24 (b)	USD	550	567,875

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Pizzaexpress Financing 2 PLC, 6.63%, 8/01/21	GBP	161	$215,827
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	2,008	2,251,017
Punch Taverns Finance B Ltd.:
Series A6, 5.94%, 9/30/22	GBP	604	820,988
Series A7, 5.27%, 3/30/24		693	901,787
Punch Taverns Finance PLC, 5.84%, 10/15/27 (a)(b)		580	749,338
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	USD	450	496,125
Scientific Games International, Inc.:
7.00%, 1/01/22 (b)		6,985	7,478,281
10.00%, 12/01/22		3,846	4,172,910
Silversea Cruise Finance Ltd., 7.25%, 2/01/25 (b)		380	402,800
Six Flags Entertainment Corp.:
5.25%, 1/15/21 (b)		1,450	1,488,063
4.88%, 7/31/24 (b)		2,049	2,066,929
5.50%, 4/15/27 (b)		1,385	1,411,834
Snaitech SpA, 6.38%, 11/07/21	EUR	340	394,125
Starbucks Corp., 4.30%, 6/15/45	USD	1,000	1,070,863
Station Casinos LLC, 7.50%, 3/01/21		5,230	5,445,737
Stonegate Pub Co. Financing PLC:
4.72%, 3/15/22 (a)	GBP	275	357,430
4.88%, 3/15/22		575	747,981
Studio City Co. Ltd.:
7.25%, 11/30/21	USD	1,700	1,822,400
7.25%, 11/30/21 (b)		550	589,600
Thomas Cook Group PLC, 6.25%, 6/15/22	EUR	910	1,078,160
TVl Finance PLC, 5.23%, 5/15/23 (a)	GBP	404	524,256
Vue International Bidco PLC, 7.88%, 7/15/20		800	1,070,544
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.38%, 3/15/22	USD	650	670,313
4.25%, 5/30/23 (b)		300	298,500
5.50%, 3/01/25 (b)		1,300	1,345,500

			90,824,539
Household Durables — 0.2%
APX Group, Inc.:
6.38%, 12/01/19		565	584,775
8.75%, 12/01/20		2,464	2,553,320
7.88%, 12/01/22		2,955	3,220,950
7.88%, 12/01/22 (b)		1,235	1,346,150
Beazer Homes USA, Inc., 8.75%, 3/15/22		505	561,813
Brookfield Residential Properties, Inc., 6.50%, 12/15/20 (b)		700	726,250
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp., 6.13%, 7/01/22 (b)		150	156,375
CalAtlantic Group, Inc.:
8.38%, 5/15/18		100	106,000
6.63%, 5/01/20		2,160	2,376,000
8.38%, 1/15/21		1,941	2,280,675
5.38%, 10/01/22		1,064	1,135,820
5.88%, 11/15/24		180	193,500
5.25%, 6/01/26		535	549,713
K Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (b)		300	291,000
Lennar Corp.:
4.50%, 6/15/19		450	464,625
4.50%, 11/15/19		105	108,544
4.75%, 4/01/21		680	715,598

26	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Household Durables (continued)
4.13%, 1/15/22	USD	425	$433,500
4.75%, 11/15/22		450	468,000
4.88%, 12/15/23		1,820	1,883,700
4.50%, 4/30/24		475	479,750
4.75%, 5/30/25		375	381,563
Newell Brands, Inc., 3.15%, 4/01/21		1,115	1,143,535
PB International BV, 7.63%, 1/26/22		725	753,974
PulteGroup, Inc.:
4.25%, 3/01/21		450	465,750
5.50%, 3/01/26		1,520	1,603,600
5.00%, 1/15/27		400	405,000
6.38%, 5/15/33		395	415,117
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (b)		100	102,773
Tempur Sealy International, Inc., 5.50%, 6/15/26		1,705	1,695,418

			27,602,788
Household Products — 0.2%
Avon International Operations, Inc., 7.88%, 8/15/22 (b)		345	370,875
Energizer Holdings, Inc., 5.50%, 6/15/25 (b)		480	500,400
HRG Group, Inc.:
7.88%, 7/15/19		325	338,000
7.75%, 1/15/22		700	739,375
Kimberly-Clark Corp., 6.63%, 8/01/37		650	900,762
Procter & Gamble Co.:
2.45%, 11/03/26		4,700	4,552,378
5.55%, 3/05/37		45	59,330
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA:
5.75%, 10/15/20		3,851	3,966,530
6.88%, 2/15/21		554	569,395
4.66%, 7/15/21 (a)(b)		2,187	2,236,207
5.13%, 7/15/23 (b)		1,186	1,236,405
7.00%, 7/15/24 (b)		1,807	1,944,784
RSI Home Products, Inc., 6.50%, 3/15/23 (b)		500	517,500
Spectrum Brands, Inc.:
6.63%, 11/15/22		5,300	5,578,250
5.75%, 7/15/25		790	846,809
Stena AB, 7.00%, 2/01/24 (b)		500	475,000
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (b)		1,116	1,149,480

			25,981,480
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp.:
7.38%, 7/01/21		900	1,026,000
4.88%, 5/15/23		1,520	1,535,200
5.50%, 3/15/24		500	513,750
5.50%, 4/15/25		700	717,500
6.00%, 5/15/26		709	747,995
AES Panama SRL, 6.00%, 6/25/22 (b)		7,900	8,107,375
Calpine Corp.:
6.00%, 1/15/22 (b)		1,418	1,481,810
5.38%, 1/15/23		900	886,500
5.88%, 1/15/24 (b)		545	572,250
5.75%, 1/15/25		1,450	1,402,875
5.25%, 6/01/26 (b)		450	452,813
DPL, Inc., 7.25%, 10/15/21		150	160,500
Dynegy, Inc.:
6.75%, 11/01/19		2,950	2,994,250
7.38%, 11/01/22		2,124	2,033,730
5.88%, 6/01/23		300	264,750
7.63%, 11/01/24		1,000	915,000
8.00%, 1/15/25 (b)		500	458,750

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
InterGen NV, 7.00%, 6/30/23 (b)	USD	500	$466,250
Neerg Energy Ltd., 6.00%, 2/13/22		1,500	1,514,809
NRG Energy, Inc.:
7.88%, 5/15/21		286	293,150
6.25%, 7/15/22		675	687,697
6.63%, 3/15/23		300	304,500
6.25%, 5/01/24		1,050	1,046,325
7.25%, 5/15/26		425	434,563
6.63%, 1/15/27		3,739	3,701,610
NRG Yield Operating LLC, 5.38%, 8/15/24		505	516,363
TerraForm Power Operating LLC, 6.38%, 2/01/23 (b)(c)		465	480,694
United Photovoltaics Group Ltd., 8.25%, 1/25/20		496	515,816

			34,232,825
Industrial Conglomerates — 0.2%
3M Co.:
3.88%, 6/15/44		750	761,706
3.13%, 9/19/46		500	441,173
Fortive Corp., 1.80%, 6/15/19 (b)		520	517,263
General Electric Co.:
3.10%, 1/09/23		5,000	5,175,330
6.75%, 3/15/32		187	256,002
6.15%, 8/07/37		215	280,626
5.88%, 1/14/38		1,001	1,278,229
6.88%, 1/10/39		152	216,850
4.50%, 3/11/44		1,000	1,091,733
Honeywell International, Inc., 2.50%, 11/01/26		2,000	1,914,646
Hutchison Whampoa International 11 Ltd., 4.63%, 1/13/22		1,663	1,799,537
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24		7,000	7,191,800
Koppers, Inc., 6.00%, 2/15/25 (b)		1,716	1,797,510
Roper Technologies, Inc., 2.80%, 12/15/21		375	377,043
Tyco Electronics Group SA, 3.70%, 2/15/26		1,110	1,143,222

			24,242,670
Insurance — 0.7%
ACE INA Holdings, Inc.:
2.70%, 3/13/23		940	938,584
3.35%, 5/15/24		590	606,397
Achmea BV, 6.00%, 4/04/43 (a)	EUR	500	606,899
Aflac, Inc.:
3.63%, 6/15/23	USD	900	944,166
4.00%, 10/15/46		1,990	1,902,872
AIA Group Ltd., 2.25%, 3/11/19 (b)		780	781,141
Allstate Corp.:
4.50%, 6/15/43		960	1,033,142
4.20%, 12/15/46		240	246,278
American International Group, Inc.:
2.30%, 7/16/19		1,000	1,004,147
3.38%, 8/15/20		920	947,285
3.30%, 3/01/21		1,408	1,442,871
Assicurazioni Generali SpA:
7.75%, 12/12/42 (a)	EUR	1,100	1,470,463
5.50%, 10/27/47 (a)		4,320	5,143,257
5.00%, 6/08/48 (a)		1,005	1,144,083
AXIS Specialty Finance PLC, 2.65%, 4/01/19	USD	1,361	1,371,518
Berkshire Hathaway Finance Corp., 5.75%, 1/15/40		250	314,679
Berkshire Hathaway, Inc.:
2.75%, 3/15/23		1,010	1,021,268
3.13%, 3/15/26		3,180	3,207,199
4.50%, 2/11/43		3,180	3,437,472

BLACKROCK FUNDS II	APRIL 30, 2017	27

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
BNP Paribas Cardif SA, 4.03% (a)(j)	EUR	4,300	$4,850,182
Chubb Corp., 6.50%, 5/15/38	USD	505	684,143
Credit Agricole Assurances SA, 4.50% (a)(j)	EUR	1,300	1,474,199
Genworth Holdings, Inc.:
6.52%, 5/22/18	USD	500	502,500
7.63%, 9/24/21		550	523,875
4.80%, 2/15/24		5,000	4,150,000
6.50%, 6/15/34		5,000	4,062,500
Glen Meadow Pass-Through Trust, 3.31%, 2/12/67 (a)(b)		14,495	12,701,244
Groupama SA, 6.00%, 1/23/27	EUR	300	353,014
Hartford Financial Services Group, Inc., 5.50%, 3/30/20	USD	1,150	1,255,667
HUB International Ltd., 7.88%, 10/01/21 (b)		1,579	1,654,239
Loews Corp., 3.75%, 4/01/26		2,000	2,070,184
Manulife Financial Corp., 5.38%, 3/04/46		1,000	1,179,774
Marsh & McLennan Cos., Inc.:
2.35%, 3/06/20		1,705	1,716,366
2.75%, 1/30/22		250	252,529
3.30%, 3/14/23		1,880	1,932,971
4.35%, 1/30/47		1,675	1,730,141
MetLife, Inc.:
3.05%, 12/15/22		3,000	3,061,029
6.38%, 6/15/34		720	923,974
4.88%, 11/13/43		220	242,208
4.05%, 3/01/45		1,500	1,478,649
4.60%, 5/13/46		200	214,896
Old Mutual PLC, 8.00%, 6/03/21	GBP	350	523,586
Pension Insurance Corp. PLC, 6.50%, 7/03/24		225	303,604
Principal Life Global Funding II, 2.20%, 4/08/20 (b)	USD	1,500	1,500,687
Progressive Corp.:
6.25%, 12/01/32		520	675,580
4.13%, 4/15/47		1,200	1,224,084
Prudential Financial, Inc.:
2.35%, 8/15/19		750	756,451
5.38%, 6/21/20		750	823,174
4.60%, 5/15/44		1,500	1,598,201
Qatar Reinsurance Co. Ltd., 4.95% (a)		1,750	1,789,725
QBE Insurance Group Ltd., 5.88%, 6/17/46 (a)		677	713,415
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (b)		9,256	10,563,410
Travelers Cos., Inc.:
4.30%, 8/25/45		500	525,867
3.75%, 5/15/46		1,000	971,125
Travelers Property Casualty Corp., 6.38%, 3/15/33		345	447,105
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		3,350	3,188,748
USIS Merger Sub, Inc., 6.88%, 5/01/25 (b)		520	529,100
XLIT Ltd., 2.30%, 12/15/18		250	251,391

			100,963,258
Internet & Direct Marketing Retail — 0.1%
Liberty Interactive LLC, 8.25%, 2/01/30		350	375,340
Netflix, Inc.:
5.38%, 2/01/21		100	107,000
5.50%, 2/15/22		2,047	2,190,290
5.88%, 2/15/25		650	705,250
4.38%, 11/15/26 (b)		3,906	3,847,410
3.63%, 5/15/27	EUR	429	473,572

			7,698,862
Internet Software & Services — 0.1%
Alibaba Group Holding Ltd.:
2.50%, 11/28/19	USD	1,185	1,191,004
3.13%, 11/28/21		500	507,882
3.60%, 11/28/24		500	507,811

Corporate Bonds		Par (000)	Value
Internet Software & Services (continued)
4.50%, 11/28/34	USD	600	$628,541
Alphabet, Inc., 2.00%, 8/15/26		1,800	1,681,927
Baidu, Inc.:
2.75%, 6/09/19		550	554,800
3.00%, 6/30/20		1,000	1,012,420
GTT Escrow Corp., 7.88%, 12/31/24 (b)		830	865,275
Open Text Corp.:
5.63%, 1/15/23 (b)		565	591,837
5.88%, 6/01/26 (b)		635	677,863
VeriSign, Inc., 4.63%, 5/01/23		500	511,750

			8,731,110
IT Services — 0.3%
Alliance Data Systems Corp., 4.50%, 3/15/22	EUR	584	664,354
Automatic Data Processing, Inc., 3.38%, 9/15/25	USD	2,080	2,167,572
Conduent Finance, Inc./Xerox Business Services LLC, 10.50%, 12/15/24 (b)		400	464,000
First Data Corp.:
5.38%, 8/15/23 (b)		945	982,800
7.00%, 12/01/23 (b)		7,232	7,754,150
5.00%, 1/15/24 (b)		1,245	1,273,324
5.75%, 1/15/24 (b)		6,343	6,580,863
Gartner, Inc., 5.13%, 4/01/25 (b)		1,359	1,406,565
International Business Machines Corp.:
3.63%, 2/12/24		560	589,163
3.45%, 2/19/26		1,000	1,025,716
5.88%, 11/29/32		435	559,207
4.70%, 2/19/46		1,500	1,657,773
Iron Mountain Europe PLC, 6.13%, 9/15/22	GBP	140	191,528
Mastercard, Inc.:
3.38%, 4/01/24	USD	2,250	2,346,055
2.95%, 11/21/26		1,840	1,848,298
3.80%, 11/21/46		2,000	2,002,282
Sabre GLBL, Inc.:
5.38%, 4/15/23 (b)		430	447,200
5.25%, 11/15/23 (b)		305	315,675
Visa, Inc.:
4.15%, 12/14/35		1,275	1,349,873
4.30%, 12/14/45		3,290	3,521,211
WEX, Inc., 4.75%, 2/01/23 (b)		1,360	1,343,000

			38,490,609
Leisure Products — 0.1%
Universal Entertainment Corp., 8.50% (8.50% Cash or 8.50% PIK), 8/24/20 (b)(g)		12,747	13,192,745
Life Sciences Tools & Services — 0.1%
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/01/24 (b)		2,011	2,076,357
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (b)		1,730	1,803,525
Quintiles IMS, Inc.:
4.88%, 5/15/23 (b)		550	565,125
3.25%, 3/15/25 (b)	EUR	525	574,129
3.25%, 3/15/25		200	218,716
5.00%, 10/15/26 (b)	USD	700	714,000
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (b)		113	116,390
Thermo Fisher Scientific, Inc.:
2.15%, 12/14/18		190	190,813
2.40%, 2/01/19		3,000	3,023,403

			9,282,458
Machinery — 0.3%
Gardner Denver, Inc., 6.88%, 8/15/21 (b)		790	819,625

28	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Machinery (continued)
Allison Transmission, Inc., 5.00%, 10/01/24 (b)	USD	655	$667,281
Amsted Industries, Inc., 5.00%, 3/15/22 (b)		500	512,500
Bombardier, Inc.:
4.75%, 4/15/19 (b)		200	204,562
7.75%, 3/15/20 (b)		750	812,250
8.75%, 12/01/21 (b)		1,438	1,599,775
5.75%, 3/15/22 (b)		5,630	5,587,775
6.00%, 10/15/22 (b)		2,526	2,519,685
6.13%, 1/15/23 (b)		1,611	1,606,973
7.50%, 3/15/25 (b)		3,133	3,258,320
Caterpillar Financial Services Corp.:
1.90%, 3/22/19		1,400	1,400,490
1.70%, 8/09/21		3,000	2,917,416
Caterpillar, Inc., 3.80%, 8/15/42		750	728,361
Colfax Corp., 3.25%, 5/15/25	EUR	622	684,321
Deere & Co.:
5.38%, 10/16/29	USD	695	842,555
3.90%, 6/09/42		900	904,661
Eaton Electric Holdings LLC, 6.10%, 7/01/17		930	936,701
Gates Global LLC/Gates Global Co.:
5.75%, 7/15/22	EUR	484	540,666
6.00%, 7/15/22 (b)	USD	2,299	2,310,495
Grinding Media, Inc./MC Grinding Media Canada, Inc., 7.38%, 12/15/23 (b)		3,005	3,205,734
Illinois Tool Works, Inc.:
3.50%, 3/01/24		2,526	2,649,458
3.90%, 9/01/42		250	254,758
Parker-Hannifin Corp.:
3.25%, 3/01/27 (b)		2,000	2,022,622
4.10%, 3/01/47 (b)		1,000	1,018,442
Pentair Finance SA, 1.88%, 9/15/17		1,240	1,241,415
Snap-on, Inc., 3.25%, 3/01/27		1,250	1,271,465
SPX FLOW, Inc.:
5.63%, 8/15/24 (b)		1,510	1,528,875
5.88%, 8/15/26 (b)		738	747,225
Stanley Black & Decker, Inc., 1.62%, 11/17/18		670	667,865
Terex Corp., 5.63%, 2/01/25 (b)		1,800	1,840,500
WESCO Distribution, Inc., 5.38%, 12/15/21		200	205,500
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22		426	430,260

			45,938,531
Marine — 0.0%
Moby SpA, 7.75%, 2/15/23	EUR	253	284,963
Media — 1.6%
Altice Luxembourg SA:
7.25%, 5/15/22		1,276	1,468,480
7.75%, 5/15/22 (b)	USD	5,195	5,520,363
6.25%, 2/15/25	EUR	500	590,183
7.63%, 2/15/25 (b)	USD	1,231	1,314,093
Altice U.S. Finance I Corp.:
5.38%, 7/15/23 (b)		7,696	8,032,700
5.50%, 5/15/26 (b)		950	982,063
AMC Entertainment Holdings, Inc.:
6.38%, 11/15/24	GBP	735	1,018,089
5.88%, 11/15/26 (b)	USD	320	325,800
AMC Networks, Inc.:
4.75%, 12/15/22		1,380	1,407,600
5.00%, 4/01/24		2,631	2,665,598
Block Communications, Inc., 6.88%, 2/15/25 (b)		350	377,125
Cablevision SA, 6.50%, 6/15/21 (b)		5,800	6,177,000
Cablevision Systems Corp.:
8.63%, 9/15/17		1,258	1,292,595
7.75%, 4/15/18		1,753	1,834,076
8.00%, 4/15/20		3,480	3,886,742

Corporate Bonds		Par (000)	Value
Media (continued)
5.88%, 9/15/22	USD	450	$461,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 3/15/21		450	463,500
5.25%, 9/30/22		800	830,000
5.13%, 2/15/23		1,000	1,040,000
5.13%, 5/01/23 (b)		800	835,000
5.75%, 1/15/24		425	447,313
5.88%, 4/01/24 (b)		1,000	1,071,250
5.38%, 5/01/25 (b)		1,200	1,251,000
5.75%, 2/15/26 (b)		2,483	2,637,393
5.50%, 5/01/26 (b)		2,408	2,526,907
5.13%, 5/01/27 (b)		10,870	11,087,400
5.88%, 5/01/27 (b)		4,779	5,083,661
Cenveo Corp., 6.00%, 8/01/19 (b)		350	285,250
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (b)		2,130	2,177,925
5.13%, 12/15/21 (b)		1,147	1,172,807
7.75%, 7/15/25 (b)		1,450	1,616,750
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		850	902,720
4.91%, 7/23/25		1,215	1,302,171
Cinemark USA, Inc., 4.88%, 6/01/23		500	507,500
Clear Channel International BV, 8.75%, 12/15/20 (b)		370	395,900
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		2,390	2,416,887
6.50%, 11/15/22		14,512	15,038,060
6.50%, 11/15/22		3,528	3,598,560
Columbus Cable Barbados Ltd., 7.38%, 3/30/21 (b)		755	812,569
Comcast Corp.:
5.15%, 3/01/20		895	975,519
1.63%, 1/15/22		3,000	2,913,390
3.30%, 2/01/27		3,600	3,620,426
4.20%, 8/15/34		1,050	1,076,227
4.40%, 8/15/35		250	261,511
3.20%, 7/15/36		3,000	2,688,528
6.95%, 8/15/37		965	1,299,057
4.60%, 8/15/45		850	886,765
3.40%, 7/15/46		2,800	2,427,620
CSC Holdings LLC:
8.63%, 2/15/19		100	110,155
6.75%, 11/15/21		1,000	1,100,000
10.13%, 1/15/23 (b)		2,735	3,172,600
5.25%, 6/01/24		1,799	1,820,354
6.63%, 10/15/25 (b)		2,181	2,385,469
10.88%, 10/15/25 (b)		2,905	3,489,631
5.50%, 4/15/27 (b)		970	1,002,737
DISH DBS Corp.:
4.25%, 4/01/18		1,000	1,017,500
7.88%, 9/01/19		1,150	1,276,500
5.13%, 5/01/20		225	235,125
6.75%, 6/01/21		2,149	2,337,037
5.88%, 7/15/22		2,700	2,860,083
5.00%, 3/15/23		1,360	1,363,400
5.88%, 11/15/24		2,302	2,417,100
7.75%, 7/01/26		7,519	8,806,629
E.W. Scripps Co., 5.13%, 5/15/25 (b)		747	766,609
Gray Television, Inc.:
5.13%, 10/15/24 (b)		325	325,813
5.88%, 7/15/26 (b)		521	539,235
iHeartCommunications, Inc.:
9.00%, 12/15/19		850	701,250

BLACKROCK FUNDS II	APRIL 30, 2017	29

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
10.63%, 3/15/23	USD	1,270	$971,550
Interpublic Group of Cos., Inc., 2.25%, 11/15/17		1,311	1,314,752
Lamar Media Corp.:
5.88%, 2/01/22		100	103,750
5.00%, 5/01/23		335	350,249
5.38%, 1/15/24		400	422,000
Lions Gate Entertainment Corp., 5.88%, 11/01/24 (b)		2,421	2,511,787
Live Nation Entertainment, Inc., 4.88%, 11/01/24 (b)		340	342,550
MDC Partners, Inc., 6.50%, 5/01/24 (b)		1,713	1,670,175
Midcontinent Communications/Midcontinent Finance Corp.:
6.25%, 8/01/21 (b)		4,070	4,232,800
6.88%, 8/15/23 (b)		388	416,130
NBCUniversal Media LLC, 4.38%, 4/01/21		890	961,457
Nexstar Broadcasting, Inc., 5.63%, 8/01/24 (b)		1,982	2,031,550
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/01/20		600	611,250
5.00%, 4/15/22 (b)		1,850	1,903,187
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		2,660	2,763,075
5.63%, 2/15/24		300	315,000
Quebecor Media, Inc., 5.75%, 1/15/23		650	684,125
Regal Entertainment Group, 5.75%, 3/15/22		525	548,625
SFR Group SA:
5.38%, 5/15/22	EUR	1,448	1,642,372
6.00%, 5/15/22 (b)	USD	5,226	5,448,105
6.25%, 5/15/24 (b)		1,000	1,035,000
7.38%, 5/01/26 (b)		16,066	16,889,383
Sinclair Television Group, Inc.:
5.38%, 4/01/21		600	617,250
6.13%, 10/01/22		100	104,511
5.63%, 8/01/24 (b)		325	337,951
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (b)		75	75,750
5.75%, 8/01/21 (b)		600	622,500
4.63%, 5/15/23 (b)		350	356,125
6.00%, 7/15/24 (b)		1,200	1,284,000
5.38%, 4/15/25 (b)		795	815,869
5.38%, 7/15/26 (b)		580	593,775
Sky PLC:
6.10%, 2/15/18 (b)		346	357,436
2.63%, 9/16/19 (b)		3,000	3,009,654
TEGNA, Inc.:
5.13%, 10/15/19		590	604,750
5.13%, 7/15/20		150	154,500
6.38%, 10/15/23		700	743,750
Time, Inc., 5.75%, 4/15/22 (b)		475	484,500
Townsquare Media, Inc., 6.50%, 4/01/23 (b)		1,340	1,355,075
Tribune Media Co., 5.88%, 7/15/22		3,893	4,089,674
Unitymedia GmbH, 6.13%, 1/15/25 (b)		600	640,566
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (b)		1,000	1,041,250
5.75%, 1/15/23	EUR	998	1,149,540
4.00%, 1/15/25		356	407,956
5.00%, 1/15/25 (b)	USD	980	1,017,377
4.63%, 2/15/26	EUR	158	185,507
3.50%, 1/15/27		244	273,431
6.25%, 1/15/29		1,727	2,144,782
Univision Communications, Inc.:
6.75%, 9/15/22 (b)	USD	950	995,125

Corporate Bonds		Par (000)	Value
Media (continued)
5.13%, 5/15/23 (b)	USD	680	$691,050
5.13%, 2/15/25 (b)		5,140	5,120,725
Videotron Ltd.:
5.00%, 7/15/22		450	477,045
5.38%, 6/15/24 (b)		400	421,500
Videotron Ltd./Videotron Ltd., 5.13%, 4/15/27 (b)		1,569	1,599,909
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	525	713,983
Virgin Media Secured Finance PLC:
5.25%, 1/15/26 (b)	USD	2,465	2,495,813
5.50%, 8/15/26 (b)		1,163	1,187,714
4.88%, 1/15/27	GBP	812	1,072,792
6.25%, 3/28/29		1,043	1,469,100
Walt Disney Co.:
1.85%, 7/30/26	USD	2,000	1,820,684
4.13%, 6/01/44		500	512,759
3.00%, 7/30/46		675	571,644
WMG Acquisition Corp.:
6.75%, 4/15/22 (b)		400	422,044
4.13%, 11/01/24	EUR	425	486,239
Ziggo Bond Co. BV, 7.13%, 5/15/24		1,249	1,542,577
Ziggo Bond Finance BV:
5.88%, 1/15/25 (b)	USD	2,441	2,505,076
6.00%, 1/15/27 (b)		400	408,000
Ziggo Secured Finance BV:
4.25%, 1/15/27	EUR	200	230,105
5.50%, 1/15/27 (b)	USD	1,500	1,537,545

			242,648,893
Metals & Mining — 1.1%
Alcoa Nederland Holding BV:
6.75%, 9/30/24 (b)		500	547,000
7.00%, 9/30/26 (b)		885	977,925
Aleris International, Inc., 9.50%, 4/01/21 (b)		510	546,975
Allegheny Technologies, Inc.:
5.95%, 1/15/21		497	492,030
7.88%, 8/15/23		350	360,937
Anglo American Capital PLC:
9.38%, 4/08/19 (b)		500	562,500
3.63%, 5/14/20 (b)		600	607,500
4.45%, 9/27/20 (b)		425	442,000
2.88%, 11/20/20	EUR	700	813,452
2.50%, 4/29/21		300	343,831
3.50%, 3/28/22		1,180	1,406,937
4.13%, 9/27/22 (b)	USD	700	714,000
3.25%, 4/03/23	EUR	120	141,893
4.88%, 5/14/25 (b)	USD	400	417,000
4.75%, 4/10/27 (b)		550	568,717
ArcelorMittal:
6.00%, 8/05/20		300	324,000
6.25%, 3/01/21		700	763,000
7.00%, 2/25/22		800	907,000
6.13%, 6/01/25		500	561,150
7.75%, 10/15/39		1,768	2,019,940
7.50%, 3/01/41		1,274	1,433,250
Arconic, Inc.:
5.72%, 2/23/19		299	316,722
6.15%, 8/15/20		1,980	2,165,625
5.40%, 4/15/21		1,000	1,072,500
5.87%, 2/23/22		2,840	3,062,940
5.13%, 10/01/24		2,927	3,066,033
5.90%, 2/01/27		864	928,549
6.75%, 1/15/28		101	111,878

30	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
5.95%, 2/01/37	USD	1,521	$1,549,899
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, 6.50%, 5/15/21 (b)		325	344,500
Bohai General Capital Ltd., 6.40%, 10/16/17	CNY	11,400	1,258,469
Cliffs Natural Resources, Inc.:
8.25%, 3/31/20 (b)	USD	1,192	1,294,810
5.75%, 3/01/25 (b)		320	308,800
Constellium NV:
7.88%, 4/01/21 (b)		766	826,437
4.63%, 5/15/21	EUR	420	458,165
8.00%, 1/15/23 (b)	USD	3,985	4,118,497
5.75%, 5/15/24 (b)		1,050	984,375
6.63%, 3/01/25 (b)		2,594	2,555,090
Eldorado Gold Corp., 6.13%, 12/15/20 (b)		375	385,313
First Quantum Minerals Ltd.:
7.00%, 2/15/21 (b)		4,155	4,300,425
7.25%, 5/15/22 (b)		500	515,000
7.25%, 4/01/23 (b)		2,249	2,289,763
7.50%, 4/01/25 (b)		2,984	3,043,680
FMG Resources August 2006 Pty. Ltd., 9.75%, 3/01/22 (b)		1,994	2,294,346
Fortune Star BVI Ltd., 5.25%, 3/23/22		2,540	2,574,397
Freeport-McMoRan, Inc.:
2.38%, 3/15/18		5,377	5,350,115
3.10%, 3/15/20		3,520	3,471,600
6.50%, 11/15/20 (b)		400	411,000
4.00%, 11/14/21		1,650	1,619,063
3.55%, 3/01/22		4,204	3,951,760
6.88%, 2/15/23 (b)		500	526,250
3.88%, 3/15/23		9,001	8,348,427
4.55%, 11/14/24		600	563,700
5.40%, 11/14/34		1,341	1,190,137
5.45%, 3/15/43		12,301	10,486,603
HTA Group Ltd., 9.13%, 3/08/22		1,750	1,765,663
Hudbay Minerals, Inc., 7.63%, 1/15/25 (b)		410	439,213
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (b)		714	805,935
JSW Steel Ltd., 5.25%, 4/13/22		2,600	2,626,094
Kinross Gold Corp.:
5.13%, 9/01/21		300	313,500
5.95%, 3/15/24		165	176,913
6.88%, 9/01/41		405	421,706
Lundin Mining Corp.:
7.50%, 11/01/20 (b)		300	318,000
7.88%, 11/01/22 (b)		50	54,937
New Gold, Inc., 6.25%, 11/15/22 (b)		350	357,000
Newmont Mining Corp., 3.50%, 3/15/22		722	746,261
Novelis Corp.:
6.25%, 8/15/24 (b)		3,413	3,592,183
5.88%, 9/30/26 (b)		8,150	8,374,125
Nyrstar Netherlands Holdings BV, 6.88%, 3/15/24	EUR	300	328,261
Nyrstar NV, 4.25%, 9/25/18 (k)		100	110,156
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/22 (b)	USD	374	390,830
Shougang Corp., 3.38%, 12/09/19		2,200	2,206,116
Southern Copper Corp., 5.38%, 4/16/20		7,455	8,089,135
Steel Dynamics, Inc.:
5.13%, 10/01/21		3,055	3,154,287
6.38%, 8/15/22		2,340	2,429,505
5.50%, 10/01/24		275	290,469
5.00%, 12/15/26 (b)		320	327,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20		367	376,175
Teck Cominco Ltd., 6.13%, 10/01/35		833	880,897

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Teck Resources Ltd.:
4.75%, 1/15/22	USD	450	$465,750
3.75%, 2/01/23		4,533	4,466,365
8.50%, 6/01/24 (b)		1,865	2,161,069
6.00%, 8/15/40		2,841	2,922,679
6.25%, 7/15/41		1,027	1,088,620
5.20%, 3/01/42		3,527	3,368,285
5.40%, 2/01/43		2,247	2,185,207
thyssenkrupp AG, 1.38%, 3/03/22	EUR	625	669,110
United States Steel Corp., 8.38%, 7/01/21 (b)	USD	1,916	2,109,995
Vedanta Resources PLC:
8.25%, 6/07/21		2,808	3,054,262
6.38%, 7/30/22		2,025	2,052,337
7.13%, 5/31/23		4,150	4,336,750

			158,150,895
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 5.00%, 12/15/21 (b)		1,857	1,935,923
Multiline Retail — 0.1%
Dollar Tree, Inc.:
5.25%, 3/01/20		587	603,876
5.75%, 3/01/23		3,015	3,198,915
JC Penney Corp., Inc.:
8.13%, 10/01/19		377	410,930
5.88%, 7/01/23 (b)		315	318,150
6.38%, 10/15/36		2,358	1,803,870
7.40%, 4/01/37		47	38,423
7.63%, 3/01/97		300	230,865
Target Corp.:
3.88%, 7/15/20		2,710	2,870,990
2.50%, 4/15/26		2,000	1,906,550

			11,382,569
Multi-Utilities — 0.1%
Berkshire Hathaway Energy Co.:
5.75%, 4/01/18		1,000	1,037,980
4.50%, 2/01/45		1,750	1,845,671
CenterPoint Energy Houston Electric LLC, 2.40%, 9/01/26		1,300	1,239,460
Consolidated Edison Co. of New York, Inc.:
6.75%, 4/01/38		400	545,986
4.50%, 12/01/45		1,650	1,773,694
4.63%, 12/01/54		250	268,049
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		450	453,963
DTE Electric Co.:
4.30%, 7/01/44		250	265,997
3.70%, 3/15/45		320	311,861
Pacific Gas & Electric Co.:
6.05%, 3/01/34		1,585	1,991,567
5.80%, 3/01/37		250	310,396
4.75%, 2/15/44		295	327,390
4.00%, 12/01/46		1,000	999,982
South Carolina Electric & Gas Co., 4.50%, 6/01/64		465	438,849
Southern California Gas Co., 3.15%, 9/15/24		800	820,242
Tampa Electric Co., 6.15%, 5/15/37		250	306,457
Virginia Electric & Power Co.:
2.95%, 1/15/22		965	987,324
4.65%, 8/15/43		450	492,670
4.20%, 5/15/45		500	514,309
Wisconsin Electric Power Co., 2.95%, 9/15/21		1,000	1,025,574

			15,957,421

BLACKROCK FUNDS II	APRIL 30, 2017	31

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 1.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.88%, 12/15/24 (b)	USD	830	$871,500
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.63%, 5/20/24		400	407,000
5.50%, 5/20/25		500	505,000
5.88%, 8/20/26		500	507,500
5.75%, 5/20/27		350	350,875
Anadarko Petroleum Corp., 4.85%, 3/15/21		1,040	1,118,083
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 9/15/24 (b)		450	460,125
Antero Resources Corp.:
5.38%, 11/01/21		675	696,937
5.13%, 12/01/22		1,292	1,311,380
5.63%, 6/01/23		440	452,650
5.00%, 3/01/25 (b)		400	395,000
Apache Corp., 3.25%, 4/15/22		476	483,307
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.00%, 4/01/22 (b)		405	418,669
Blackstone CQP Holdco LP, 6.50%, 3/20/21 (b)		6,219	6,261,905
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.13%, 11/15/22 (b)		500	512,500
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		1,500	1,552,554
California Resources Corp., 8.00%, 12/15/22 (b)		854	653,310
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23		730	735,475
Cenovus Energy, Inc., 5.70%, 10/15/19		850	914,311
Cheniere Corpus Christi Holdings LLC:
7.00%, 6/30/24 (b)		3,277	3,661,654
5.88%, 3/31/25 (b)		6,918	7,367,670
Chevron Corp., 2.90%, 3/03/24		1,935	1,954,437
Concho Resources, Inc.:
5.50%, 10/01/22		300	311,340
5.50%, 4/01/23		1,000	1,036,875
4.38%, 1/15/25		450	455,625
ConocoPhillips Co.:
1.50%, 5/15/18		600	599,448
5.75%, 2/01/19		930	992,539
2.20%, 5/15/20		500	503,112
4.95%, 3/15/26		1,500	1,676,573
6.50%, 2/01/39		745	957,920
4.30%, 11/15/44		1,000	1,011,242
CONSOL Energy, Inc.:
5.88%, 4/15/22		15,423	15,037,425
8.00%, 4/01/23		90	93,769
Continental Resources, Inc.:
5.00%, 9/15/22		1,300	1,311,375
4.50%, 4/15/23		1,000	985,000
3.80%, 6/01/24		650	611,000
4.90%, 6/01/44		500	433,750
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.25%, 4/01/23		690	720,187
5.75%, 4/01/25 (b)		350	363,125
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (b)		1,765	1,822,363
7.75%, 2/15/23 (b)		295	315,650
CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/01/22		350	355,250
DCP Midstream Operating LP:
2.50%, 12/01/17		750	750,937
5.35%, 3/15/20 (b)		350	365,313
4.75%, 9/30/21 (b)		600	613,500
3.88%, 3/15/23		300	292,500
6.45%, 11/03/36 (b)		601	644,573

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.75%, 9/15/37 (b)	USD	1,535	$1,681,823
DEA Finance SA, 7.50%, 10/15/22	EUR	400	466,148
Denbury Resources, Inc.:
9.00%, 5/15/21 (b)	USD	809	853,495
5.50%, 5/01/22		1,807	1,346,215
4.63%, 7/15/23		1,006	689,110
Diamondback Energy, Inc.:
4.75%, 11/01/24 (b)		330	330,825
5.38%, 5/31/25 (b)		345	357,075
Eclipse Resources Corp., 8.88%, 7/15/23		320	326,400
Enbridge Energy Partners LP, 4.38%, 10/15/20		1,710	1,803,301
Energy Transfer Equity LP:
7.50%, 10/15/20		991	1,116,733
5.88%, 1/15/24		2,991	3,222,803
5.50%, 6/01/27		1,617	1,738,275
Energy Transfer LP:
6.70%, 7/01/18		96	101,002
4.15%, 10/01/20		565	587,934
Ensco Jersey Finance Ltd., 3.00%, 1/31/24 (b)(k)		1,024	947,840
Enterprise Products Operating LLC, 2.55%, 10/15/19		1,595	1,610,317
EP Energy LLC/Everest Acquisition Finance, Inc.:
9.38%, 5/01/20		904	855,410
8.00%, 11/29/24 (b)		3,804	3,979,935
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.88%, 7/15/21 (b)		1,440	1,508,400
Exxon Mobil Corp.:
2.40%, 3/06/22		1,900	1,910,108
3.18%, 3/15/24		465	480,319
4.11%, 3/01/46		2,745	2,868,720
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		2,145	2,169,131
6.75%, 8/01/22		913	939,249
Gibson Energy, Inc., 6.75%, 7/15/21 (b)		116	120,930
GNL Quintero SA, 4.63%, 7/31/29		5,030	5,237,487
Gulfport Energy Corp.:
6.63%, 5/01/23		344	348,300
6.00%, 10/15/24 (b)		948	933,780
6.38%, 5/15/25 (b)		879	875,704
Halcon Resources Corp., 6.75%, 2/15/25 (b)		3,164	3,037,440
Hilcorp. Energy I LP/Hilcorp. Finance Co.:
5.00%, 12/01/24 (b)		100	93,750
5.75%, 10/01/25 (b)		550	533,500
HPCL-Mittal Energy Ltd., 5.25%, 4/28/27		800	812,263
Kinder Morgan Energy Partners LP, 4.15%, 3/01/22		500	521,599
Kinder Morgan, Inc., 3.05%, 12/01/19		115	117,303
Laredo Petroleum, Inc., 7.38%, 5/01/22		500	519,375
MEG Energy Corp.:
6.38%, 1/30/23 (b)		1,760	1,548,800
7.00%, 3/31/24 (b)		6,476	5,779,830
6.50%, 1/15/25 (b)		4,151	4,099,113
Murphy Oil Corp.:
3.50%, 12/01/17		350	350,000
4.00%, 6/01/22		300	288,750
4.70%, 12/01/22		2,349	2,296,147
6.88%, 8/15/24		400	426,000
6.13%, 12/01/42		407	384,615
Newfield Exploration Co.:
5.75%, 1/30/22		600	637,500
5.63%, 7/01/24		600	634,128
5.38%, 1/01/26		485	508,644

32	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
NGPL PipeCo LLC:
7.12%, 12/15/17 (b)	USD	1,877	$1,927,444
9.63%, 6/01/19 (b)		350	359,975
7.77%, 12/15/37 (b)		3,527	4,056,050
NuStar Logistics LP, 5.63%, 4/28/27		100	103,128
Oasis Petroleum, Inc.:
6.50%, 11/01/21		1,921	1,940,210
6.88%, 3/15/22		600	607,500
Occidental Petroleum Corp.:
4.10%, 2/01/21		1,005	1,067,670
2.60%, 4/15/22		975	977,561
4.63%, 6/15/45		125	131,511
4.40%, 4/15/46		745	761,806
ONEOK, Inc.:
4.25%, 2/01/22		400	413,936
7.50%, 9/01/23		725	857,615
6.00%, 6/15/35		300	315,750
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 1/15/25 (b)		948	957,480
PBF Holding Co. LLC/PBF Finance Corp., 8.25%, 2/15/20		600	613,500
PDC Energy, Inc., 7.75%, 10/15/22		50	52,500
Peabody Energy Corp.:
6.00%, 3/31/22 (b)		827	843,540
6.38%, 3/31/25 (b)		851	863,765
Permian Resources LLC, 13.00%, 11/30/20 (b)		300	352,500
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		300	273,525
Pioneer Natural Resources Co.:
7.50%, 1/15/20		120	135,902
3.45%, 1/15/21		1,480	1,524,656
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/01/22		1,565	1,584,350
Precision Drilling Corp.:
6.50%, 12/15/21		620	627,750
5.25%, 11/15/24		300	288,750
Pride International, Inc., 6.88%, 8/15/20		400	424,640
Puma International Financing SA, 6.75%, 2/01/21 (b)		600	620,832
QEP Resources, Inc.:
6.88%, 3/01/21		350	369,250
5.38%, 10/01/22		1,360	1,343,000
5.25%, 5/01/23		605	591,387
Raizen Fuels Finance SA, 5.30%, 1/20/27 (b)		4,049	4,186,706
Range Resources Corp.:
5.88%, 7/01/22 (b)		3,152	3,222,920
5.00%, 8/15/22 (b)		400	395,500
5.00%, 3/15/23 (b)		2,190	2,168,100
4.88%, 5/15/25		250	240,000
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (b)		641	672,159
6.00%, 1/15/19 (b)		524	550,200
5.63%, 4/15/20 (b)		790	844,510
6.88%, 4/15/40 (b)		3,406	3,640,163
RSP Permian, Inc.:
6.63%, 10/01/22		982	1,034,783
5.25%, 1/15/25 (b)		1,730	1,755,950
Sabine Pass Liquefaction LLC, 5.63%, 2/01/21		1,325	1,440,817
Sanchez Energy Corp.:
7.75%, 6/15/21		2,219	2,146,883
6.13%, 1/15/23		6,448	5,932,096
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (b)		500	522,500
6.88%, 6/30/23 (b)		5,195	5,506,700

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Shell International Finance BV:
2.13%, 5/11/20	USD	500	$502,420
1.88%, 5/10/21		6,600	6,495,634
4.13%, 5/11/35		250	257,362
6.38%, 12/15/38		560	731,751
4.00%, 5/10/46		2,700	2,622,464
SM Energy Co.:
6.13%, 11/15/22		471	479,243
6.50%, 1/01/23		578	586,670
5.00%, 1/15/24		3,422	3,225,235
5.63%, 6/01/25		3,230	3,084,650
6.75%, 9/15/26		295	297,213
Southern Star Central Corp., 5.13%, 7/15/22 (b)		184	185,840
Southwestern Energy Co.:
5.80%, 1/23/20		3,520	3,555,200
4.10%, 3/15/22		650	607,750
6.70%, 1/23/25		700	696,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.75%, 4/15/25		314	317,925
Sunoco LP/Sunoco Finance Corp.:
5.50%, 8/01/20		500	516,875
6.25%, 4/15/21		500	528,120
6.38%, 4/01/23		610	649,650
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.13%, 11/15/19		1,840	1,871,041
6.38%, 8/01/22		255	262,777
5.25%, 5/01/23		500	515,000
4.25%, 11/15/23		500	495,000
6.75%, 3/15/24		400	436,000
5.13%, 2/01/25 (b)		620	640,150
5.38%, 2/01/27 (b)		275	287,375
Tesoro Corp.:
4.75%, 12/15/23 (b)		2,498	2,616,655
5.13%, 12/15/26 (b)		2,798	2,979,870
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.50%, 10/15/19		475	503,500
6.13%, 10/15/21		728	759,850
6.25%, 10/15/22		1,472	1,578,720
5.25%, 1/15/25		550	583,687
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		155	155,192
3.13%, 1/15/19		1,095	1,117,023
3.80%, 10/01/20		615	646,578
2.50%, 8/01/22		225	223,444
4.88%, 1/15/26		3,000	3,359,223
4.63%, 3/01/34		835	891,230
6.10%, 6/01/40		200	248,886
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (b)		523	565,606
Transocean Proteus Ltd., 6.25%, 12/01/24 (b)		450	459,000
Trinidad Drilling Ltd., 6.63%, 2/15/25 (b)		1,696	1,708,720
Tullow Oil PLC:
6.00%, 11/01/20 (b)		570	554,325
6.00%, 11/01/20		400	389,000
6.25%, 4/15/22 (b)		600	573,708
Ultra Resources, Inc.:
6.88%, 4/15/22 (b)		855	864,619
7.13%, 4/15/25 (b)		350	346,721
Unit Corp., 6.63%, 5/15/21		500	497,500
Whiting Petroleum Corp.:
5.00%, 3/15/19		1,745	1,762,450

BLACKROCK FUNDS II	APRIL 30, 2017	33

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
1.25%, 4/01/20 (k)	USD	2,580	$2,280,075
5.75%, 3/15/21		630	626,850
6.25%, 4/01/23		95	95,000
Williams Cos., Inc.:
3.70%, 1/15/23		550	541,750
4.55%, 6/24/24		1,722	1,762,897
5.75%, 6/24/44		5,045	5,221,575
WPX Energy, Inc.:
7.50%, 8/01/20		745	789,700
6.00%, 1/15/22		1,023	1,038,345
8.25%, 8/01/23		1,335	1,488,525
5.25%, 9/15/24		2,200	2,145,000

			254,318,298
Paper & Forest Products — 0.0%
Norske Skog A/S, 11.75%, 12/15/19	EUR	400	379,077
Resolute Forest Products, Inc., 5.88%, 5/15/23	USD	450	428,625
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	300	343,096
Suzano Trading Ltd., 5.88%, 1/23/21 (b)	USD	1,950	2,079,675

			3,230,473
Personal Products — 0.0%
Edgewell Personal Care Co., 4.70%, 5/19/21		750	795,000
Estee Lauder Cos., Inc., 4.15%, 3/15/47		500	504,717
First Quality Finance Co., Inc., 4.63%, 5/15/21 (b)		400	392,500
Nature’s Bounty Co., 7.63%, 5/15/21 (b)		2,861	3,039,813

			4,732,030
Pharmaceuticals — 0.5%
Actavis Funding SCS:
2.35%, 3/12/18		2,480	2,490,490
2.45%, 6/15/19		1,000	1,006,930
3.00%, 3/12/20		2,250	2,294,123
Actavis, Inc., 1.88%, 10/01/17		2,706	2,708,094
AstraZeneca PLC:
1.95%, 9/18/19		1,000	1,001,171
3.38%, 11/16/25		2,000	2,024,646
4.38%, 11/16/45		500	518,876
Bristol-Myers Squibb Co., 4.50%, 3/01/44		750	805,523
Eli Lilly & Co., 3.70%, 3/01/45		960	931,398
Endo DAC/Endo Finance LLC/Endo Finco, Inc.:
6.00%, 7/15/23 (b)		2,096	1,836,620
5.88%, 10/15/24 (b)		200	203,750
6.00%, 2/01/25 (b)		1,050	886,725
Endo Finance LLC, 5.75%, 1/15/22 (b)		250	231,250
Endo Finance LLC/Endo Finco, Inc.:
7.25%, 1/15/22 (b)		990	975,150
5.38%, 1/15/23 (b)		400	343,000
GlaxoSmithKline Capital, Inc.:
2.80%, 3/18/23		5,000	5,032,145
6.38%, 5/15/38		285	378,052
Grifols SA, 3.20%, 5/01/25	EUR	2,300	2,489,257
Johnson & Johnson:
2.25%, 3/03/22	USD	1,305	1,316,183
4.38%, 12/05/33		705	782,457
3.55%, 3/01/36		270	269,492
3.63%, 3/03/37		875	882,904
3.70%, 3/01/46		3,040	3,007,572
3.75%, 3/03/47		700	702,266
Jubilant Pharma Ltd., 4.88%, 10/06/21		680	683,317
Merck & Co., Inc.:
4.15%, 5/18/43		595	615,779

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
3.70%, 2/10/45	USD	500	$483,166
Mylan NV, 2.50%, 6/07/19		370	371,782
Novartis Capital Corp.:
3.40%, 5/06/24		2,100	2,187,681
3.10%, 5/17/27		5,400	5,451,802
4.40%, 5/06/44		765	825,113
Pfizer, Inc.:
3.00%, 12/15/26		2,000	1,997,856
4.00%, 12/15/36		1,000	1,016,071
7.20%, 3/15/39		1,305	1,873,431
4.13%, 12/15/46		1,100	1,118,550
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		2,805	2,770,532
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/21		1,855	1,802,782
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (b)		19	18,953
7.00%, 10/01/20 (b)		738	647,595
6.38%, 10/15/20 (b)		1,416	1,215,990
7.50%, 7/15/21 (b)		1,978	1,636,795
6.75%, 8/15/21 (b)		1,216	1,006,240
5.63%, 12/01/21 (b)		3,229	2,482,294
6.50%, 3/15/22 (b)		2,161	2,212,324
5.50%, 3/01/23 (b)		44	32,230
4.50%, 5/15/23	EUR	275	210,511
5.88%, 5/15/23 (b)	USD	5,143	3,799,391
7.00%, 3/15/24 (b)		3,432	3,500,640
6.13%, 4/15/25 (b)		4,445	3,281,521

			74,360,420
Real Estate Management & Development — 0.4%
ADLER Real Estate AG, 4.75%, 4/08/20	EUR	283	326,469
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (g)	GBP	831	1,243,696
Aroundtown Property Holdings PLC:
3.00%, 5/05/20 (k)	EUR	300	460,938
1.50%, 1/18/21 (k)		400	483,127
China Aoyuan Property Group Ltd.:
10.88%, 5/26/18	USD	900	961,376
6.35%, 1/11/20		1,758	1,815,177
China Evergrande Group:
8.75%, 10/30/18		297	307,989
7.00%, 3/23/20		1,905	1,937,320
8.25%, 3/23/22		3,000	3,119,604
CIFI Holdings Group Co. Ltd., 7.75%, 6/05/20		2,433	2,606,376
Easy Tactic Ltd., 5.75%, 1/13/22		3,700	3,791,930
Ezdan Sukuk Co. Ltd., 4.88%, 4/05/22		1,300	1,322,490
Fantasia Holdings Group Co. Ltd.:
9.50%, 5/04/19	CNY	4,000	594,294
10.75%, 1/22/20	USD	3,600	3,811,500
Future Land Development Holdings Ltd., 5.00%, 2/16/20		1,025	1,031,384
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		2,050	2,058,983
Guorui Properties Ltd., 7.00%, 3/21/20		1,850	1,863,803
Howard Hughes Corp., 5.38%, 3/15/25 (b)		1,095	1,105,950
Howard Hughes Medical Institute, 3.50%, 9/01/23		805	848,398
Jababeka International BV, 6.50%, 10/05/23 (b)		867	894,058
Jingrui Holdings Ltd., 7.75%, 4/12/20		1,300	1,285,483
Kaisa Group Holdings Ltd.:
Series B, 7.56% (7.56% Cash or 7.56% PIK), 6/30/20 (g)		1,921	1,889,599

34	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
Series C, 7.56% (7.56% Cash or 7.56% PIK), 12/31/20 (g)	USD	377	$371,357
Series D, 7.56% (7.56% Cash or 7.56% PIK), 6/30/21 (g)		521	516,193
Kennedy-Wilson, Inc., 5.88%, 4/01/24		585	606,937
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (b)		302	314,080
5.25%, 12/01/21 (b)		320	336,800
4.88%, 6/01/23 (b)		300	303,000
Shui On Development Holding Ltd., 7.50% (a)(j)(k)		1,000	1,059,500
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		680	735,747
Times Property Holdings Ltd.:
6.25%, 1/23/20		2,207	2,270,617
5.75%, 4/26/22		1,375	1,378,486
Unique Pub Finance Co. PLC:
5.66%, 6/30/27	GBP	1,800	2,578,254
6.46%, 3/30/32		500	629,112
Vanke Real Estate Hong Kong Co. Ltd., 3.95%, 12/23/19	USD	2,275	2,331,470
VLL International, Inc., 7.38%, 6/18/22		1,500	1,640,700
Xinhu BVI Holding Co. Ltd., 6.00%, 3/01/20		850	856,338
Xinyuan Real Estate Co. Ltd.:
8.13%, 8/30/19		500	506,255
7.75%, 2/28/21		600	592,467
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		1,775	1,827,971

			52,615,228
Road & Rail — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/01/23		500	492,500
5.25%, 3/15/25 (b)		4,450	4,194,125
Avis Budget Finance PLC:
4.13%, 11/15/24	EUR	655	705,173
4.50%, 5/15/25		350	377,252
Burlington Northern Santa Fe LLC:
3.05%, 9/01/22	USD	750	773,008
3.65%, 9/01/25		750	786,269
6.15%, 5/01/37		750	966,587
4.45%, 3/15/43		500	529,708
4.15%, 4/01/45		500	508,456
3.90%, 8/01/46		1,165	1,146,847
4.13%, 6/15/47		600	608,462
Canadian National Railway Co., 6.20%, 6/01/36		400	516,498
Hertz Corp.:
6.75%, 4/15/19		421	419,947
5.88%, 10/15/20		973	907,323
7.38%, 1/15/21		325	312,813
6.25%, 10/15/22		350	322,875
5.50%, 10/15/24 (b)		2,106	1,816,425
Hertz Holdings Netherlands BV:
4.38%, 1/15/19	EUR	200	220,324
4.13%, 10/15/21		600	650,143
ITNL International Pte. Ltd., 8.00%, 7/17/17	CNY	18,000	2,598,068
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.75%, 5/11/17 (b)	USD	530	530,249
3.38%, 3/15/18 (b)		1,770	1,795,139
2.88%, 7/17/18 (b)		1,941	1,964,253
2.50%, 6/15/19 (b)		1,300	1,307,036
Ryder System, Inc.:
2.45%, 11/15/18		420	423,828
2.50%, 5/11/20		885	888,971
2.80%, 3/01/22		870	875,013

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
Silk Bidco A/S, 7.50%, 2/01/22	EUR	400	$467,310
Union Pacific Corp.:
2.75%, 3/01/26	USD	3,000	2,958,408
4.15%, 1/15/45		450	459,080

			30,522,090
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 6.38%, 10/01/22		375	390,937
Applied Materials, Inc.:
3.90%, 10/01/25		3,470	3,713,053
4.35%, 4/01/47		185	189,969
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		1,600	1,601,008
3.00%, 1/15/22 (b)		750	755,931
3.63%, 1/15/24 (b)		855	867,433
Intel Corp.:
2.60%, 5/19/26		1,000	969,050
4.80%, 10/01/41		615	685,506
4.10%, 5/19/46		1,000	1,010,692
Lam Research Corp., 2.75%, 3/15/20		387	392,201
Maxim Integrated Products, Inc., 2.50%, 11/15/18		1,620	1,633,088
Micron Technology, Inc.:
5.88%, 2/15/22		275	288,063
5.25%, 8/01/23 (b)		1,716	1,776,060
5.25%, 1/15/24 (b)		350	360,850
5.50%, 2/01/25		902	942,590
Microsemi Corp., 9.13%, 4/15/23 (b)		148	170,200
NVIDIA Corp., 2.20%, 9/16/21		920	908,454
NXP BV/NXP Funding LLC:
3.75%, 6/01/18 (b)		600	612,138
4.13%, 6/15/20 (b)		1,670	1,751,413
4.13%, 6/01/21 (b)		675	706,219
4.63%, 6/15/22 (b)		300	322,125
3.88%, 9/01/22 (b)		760	789,260
4.63%, 6/01/23 (b)		550	591,937
Qorvo, Inc., 7.00%, 12/01/25		400	444,000
QUALCOMM, Inc.:
3.00%, 5/20/22		1,665	1,698,367
4.65%, 5/20/35		400	423,399
4.80%, 5/20/45		50	52,409
Texas Instruments, Inc., 2.63%, 5/15/24		410	408,102
Xilinx, Inc., 2.13%, 3/15/19		300	301,297

			24,755,751
Software — 0.5%
Adobe Systems, Inc., 3.25%, 2/01/25		2,000	2,042,126
Autodesk, Inc., 1.95%, 12/15/17		500	500,307
BMC Software Finance, Inc., 8.13%, 7/15/21 (b)		6,128	6,231,441
CA, Inc., 3.60%, 8/15/22		575	590,043
CDK Global, Inc., 5.00%, 10/15/24		350	357,875
Infor U.S., Inc.:
5.75%, 8/15/20 (b)		325	339,219
6.50%, 5/15/22		7,970	8,288,800
Informatica LLC, 7.13%, 7/15/23 (b)		274	269,547
Microsoft Corp.:
1.55%, 8/08/21		1,200	1,176,184
2.88%, 2/06/24		4,390	4,461,280
3.30%, 2/06/27		3,000	3,082,371
3.50%, 2/12/35		500	489,681
4.10%, 2/06/37		2,615	2,720,434
3.50%, 11/15/42		605	568,659
3.75%, 2/12/45		350	336,984

BLACKROCK FUNDS II	APRIL 30, 2017	35

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Software (continued)
4.45%, 11/03/45	USD	1,285	$1,372,178
3.70%, 8/08/46		575	548,272
4.25%, 2/06/47		1,800	1,873,091
3.95%, 8/08/56		800	757,044
Nuance Communications, Inc.:
5.38%, 8/15/20 (b)		213	217,526
6.00%, 7/01/24 (b)		1,945	2,051,975
5.63%, 12/15/26 (b)		500	516,875
Oracle Corp.:
1.90%, 9/15/21		3,000	2,969,460
2.50%, 10/15/22		1,145	1,147,184
2.40%, 9/15/23		5,000	4,929,540
4.30%, 7/08/34		500	526,849
5.38%, 7/15/40		495	584,595
4.13%, 5/15/45		750	746,706
4.00%, 7/15/46		2,500	2,443,155
PTC, Inc., 6.00%, 5/15/24		727	777,890
Rackspace Hosting, Inc., 8.63%, 11/15/24 (b)		6,554	6,939,047
RP Crown Parent LLC, 7.38%, 10/15/24 (b)		171	178,695
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23		3,096	3,289,500
Symantec Corp.:
4.20%, 9/15/20		500	520,500
5.00%, 4/15/25 (b)		1,457	1,506,174
TIBCO Software, Inc., 11.38%, 12/01/21 (b)		4,495	4,978,213
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.50%, 2/01/23 (b)		365	385,075
7.50%, 2/01/23	EUR	600	691,161
10.50%, 2/01/24 (b)	USD	1,636	1,742,340

			73,147,996
Specialty Retail — 0.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		3,446	3,557,995
Autodis SA:
4.38%, 5/01/22	EUR	275	311,504
4.38%, 5/01/22 (a)		175	193,994
B&M European Value Retail SA, 4.13%, 2/01/22	GBP	350	472,395
Baoxin Auto Finance I Ltd., 8.75% (a)(j)	USD	1,125	1,181,269
CST Brands, Inc., 5.00%, 5/01/23		475	492,813
Ferrellgas LP/Ferrellgas Finance Corp.:
6.50%, 5/01/21		100	96,250
6.75%, 6/15/23		200	193,000
Gap, Inc., 5.95%, 4/12/21		800	864,882
GOME Electrical Appliances Holding Ltd., 5.00%, 3/10/20		1,010	1,020,693
Group 1 Automotive, Inc., 5.00%, 6/01/22		275	278,437
Guitar Center, Inc., 6.50%, 4/15/19 (b)		350	298,813
Home Depot, Inc.:
2.13%, 9/15/26		1,000	938,538
5.88%, 12/16/36		935	1,193,741
5.95%, 4/01/41		750	972,817
4.25%, 4/01/46		2,000	2,108,640
IT Ltd., 6.25%, 5/15/18	CNY	24,100	3,468,076
L Brands, Inc.:
8.50%, 6/15/19	USD	100	111,500
6.63%, 4/01/21		850	935,000
5.63%, 2/15/22		750	792,187
5.63%, 10/15/23		325	341,185
6.88%, 11/01/35		750	739,500
6.75%, 7/01/36		450	435,937
Lowe’s Cos., Inc.:
6.65%, 9/15/37		150	209,193
3.70%, 4/15/46		1,000	940,620
4.05%, 5/03/47		1,000	996,434

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (b)	USD	2,080	$1,216,800
New Albertsons, Inc., 7.45%, 8/01/29		700	659,750
Penske Automotive Group, Inc.:
5.75%, 10/01/22		350	362,250
5.38%, 12/01/24		249	250,867
5.50%, 5/15/26		320	318,400
PetSmart, Inc., 7.13%, 3/15/23 (b)		1,355	1,238,131
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		500	515,000
5.63%, 12/01/25		470	485,275
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.50%, 6/01/24		350	347,375
THOM Europe SAS, 7.38%, 7/15/19	EUR	200	224,396
TJX Cos., Inc., 2.25%, 9/15/26	USD	2,000	1,862,476
TRU Taj LLC/TRU Taj Finance, Inc., 12.00%, 8/15/21 (b)		350	314,650

			30,940,783
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
2.85%, 5/06/21		750	772,318
2.50%, 2/09/22		5,000	5,063,240
2.70%, 5/13/22		500	509,913
2.40%, 5/03/23		705	700,747
3.00%, 2/09/24		5,435	5,542,037
3.20%, 5/13/25		950	971,844
3.35%, 2/09/27		1,000	1,022,795
4.50%, 2/23/36		500	548,670
3.45%, 2/09/45		650	591,625
4.65%, 2/23/46		640	697,350
3.85%, 8/04/46		700	678,362
4.25%, 2/09/47		2,370	2,444,603
Dell, Inc., 5.88%, 6/15/19		375	399,345
EMC Corp.:
1.88%, 6/01/18		1,650	1,642,743
2.65%, 6/01/20		1,350	1,321,079
3.38%, 6/01/23		650	626,473
Hewlett Packard Enterprise Co., 2.85%, 10/05/18		4,628	4,681,541
NCR Corp.:
4.63%, 2/15/21		100	102,500
5.00%, 7/15/22		650	663,000
6.38%, 12/15/23		400	428,800
Proven Glory Capital Ltd.:
3.25%, 2/21/22		5,000	4,987,465
4.00%, 2/21/27		2,775	2,761,946
Western Digital Corp.:
7.38%, 4/01/23 (b)		945	1,034,775
10.50%, 4/01/24		4,610	5,428,275

			43,621,446
Textiles, Apparel & Luxury Goods — 0.1%
361 Degrees International Ltd., 7.25%, 6/03/21		3,235	3,497,368
Grupo Kaltex SA de CV, 8.88%, 4/11/22 (b)		4,000	3,972,000
Hanesbrands, Inc.:
4.63%, 5/15/24 (b)		575	570,687
4.88%, 5/15/26 (b)		675	671,625
INVISTA Finance LLC, 4.25%, 10/15/19 (b)		200	205,500
Levi Strauss & Co., 3.38%, 3/15/27	EUR	375	411,551
NIKE, Inc.:
2.38%, 11/01/26	USD	2,000	1,898,830
3.63%, 5/01/43		250	235,651
3.38%, 11/01/46		1,000	897,486

36	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp., 4.50%, 12/15/22	USD	275	$281,875
SMCP Group SAS, 5.88%, 5/01/23	EUR	520	610,763
Springs Industries, Inc., 6.25%, 6/01/21	USD	1,140	1,175,625
Under Armour, Inc., 3.25%, 6/15/26		400	368,483

			14,797,444
Thrifts & Mortgage Finance — 0.0%
Deutsche Pfandbriefbank AG, 4.60%, 2/22/27	EUR	2,300	2,721,850
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 3/15/22 (b)	USD	1,828	1,875,985
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 7/01/21		375	380,625

			4,978,460
Tobacco — 0.1%
Altria Group, Inc.:
2.63%, 1/14/20		1,750	1,776,500
4.75%, 5/05/21		605	658,791
4.00%, 1/31/24		700	742,557
5.38%, 1/31/44		1,850	2,153,224
3.88%, 9/16/46		880	828,905
Philip Morris International, Inc.:
2.00%, 2/21/20		2,700	2,706,053
1.88%, 2/25/21		395	390,024
2.63%, 3/06/23		1,480	1,466,864
2.13%, 5/10/23		400	384,135
6.38%, 5/16/38		925	1,193,577
4.25%, 11/10/44		1,475	1,479,587
Reynolds American, Inc.:
2.30%, 6/12/18		3,320	3,338,094
3.25%, 6/12/20		2,121	2,185,680
Vector Group Ltd., 6.13%, 2/01/25 (b)		575	595,125

			19,899,116
Trading Companies & Distributors — 0.3%
Air Lease Corp.:
2.13%, 1/15/18		4,360	4,368,982
3.38%, 1/15/19		750	765,835
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (b)		19	19,499
Ashtead Capital, Inc.:
6.50%, 7/15/22 (b)		800	831,000
5.63%, 10/01/24 (b)		590	630,498
BlueLine Rental Finance Corp./BlueLine Rental LLC, 9.25%, 3/15/24 (b)		4,414	4,612,630
GATX Corp.:
2.38%, 7/30/18		1,960	1,971,127
2.50%, 3/15/19		1,240	1,251,413
H&E Equipment Services, Inc., 7.00%, 9/01/22		550	575,080
HD Supply, Inc.:
5.25%, 12/15/21 (b)		8,320	8,808,800
5.75%, 4/15/24 (b)		4,767	5,064,937
Herc Rentals, Inc.:
7.50%, 6/01/22 (b)		752	817,800
7.75%, 6/01/24 (b)		801	874,091
Loxam SAS:
3.50%, 4/15/22	EUR	209	235,632
3.50%, 5/03/23		620	692,251
4.25%, 4/15/24		225	253,252
6.00%, 4/15/25		188	214,516
Noble Group Ltd.:
3.63%, 3/20/18	USD	1,046	1,019,850
6.75%, 1/29/20 (b)		800	766,000
8.75%, 3/09/22		914	903,256
Rexel SA:
3.50%, 6/15/23	EUR	1,077	1,225,383

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
2.63%, 6/15/24	EUR	425	$458,961
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	787	821,431
6.13%, 6/15/23		943	985,435
4.63%, 7/15/23		1,000	1,038,050
5.75%, 11/15/24		550	581,625
5.50%, 7/15/25		623	651,614
5.88%, 9/15/26		650	685,750
5.50%, 5/15/27		715	735,556

			41,860,254
Transportation Infrastructure — 0.0%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (b)		3,000	3,043,083
CMA CGM SA, 7.75%, 1/15/21	EUR	400	451,223
Goodman HK Finance, 4.38%, 6/19/24	USD	2,200	2,302,683
Swissport Investments SA, 6.75%, 12/15/21	EUR	830	989,235

			6,786,224
Water Utilities — 0.0%
American Water Capital Corp., 4.00%, 12/01/46	USD	225	230,082
Wireless Telecommunication Services — 0.6%
Digicel Group Ltd.:
8.25%, 9/30/20 (b)		1,254	1,147,410
7.13%, 4/01/22 (b)		1,271	1,066,369
Digicel Ltd., 6.00%, 4/15/21 (b)		5,056	4,803,200
Matterhorn Telecom Holding SA, 4.88%, 5/01/23	EUR	477	522,434
Matterhorn Telecom SA:
3.88%, 5/01/22		557	622,668
3.25%, 2/01/23 (a)		822	893,167
Millicom International Cellular SA:
6.63%, 10/15/21 (b)	USD	950	996,313
6.00%, 3/15/25 (b)		200	210,746
Nokia Oyj:
5.38%, 5/15/19		700	742,000
6.63%, 5/15/39		1,049	1,146,872
Rogers Communications, Inc., 6.80%, 8/15/18		786	835,416
Sable International Finance Ltd., 6.88%, 8/01/22 (b)		545	584,676
SoftBank Group Corp.:
4.50%, 4/15/20 (b)		1,600	1,663,040
4.75%, 7/30/25	EUR	657	805,273
Sprint Capital Corp.:
6.90%, 5/01/19	USD	1,295	1,384,031
6.88%, 11/15/28		8,461	9,159,033
8.75%, 3/15/32		1,127	1,386,909
Sprint Communications, Inc.:
9.00%, 11/15/18 (b)		13,946	15,253,437
7.00%, 3/01/20 (b)		572	624,910
7.00%, 8/15/20		868	939,610
6.00%, 11/15/22		1,100	1,146,063
Sprint Corp.:
7.25%, 9/15/21		1,523	1,665,781
7.88%, 9/15/23		10,306	11,568,485
7.13%, 6/15/24		9,773	10,658,727
7.63%, 2/15/25		2,155	2,405,519
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)		750	756,563
T-Mobile USA, Inc.:
6.13%, 1/15/22		575	607,344
4.00%, 4/15/22		150	153,750
6.00%, 3/01/23		2,547	2,722,106

BLACKROCK FUNDS II	APRIL 30, 2017	37

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
6.63%, 4/01/23	USD	1,000	$1,068,750
6.84%, 4/28/23		625	670,313
6.50%, 1/15/24		2,063	2,235,776
6.00%, 4/15/24		650	704,275
6.38%, 3/01/25		1,575	1,721,191
5.13%, 4/15/25		150	158,063
6.50%, 1/15/26		1,205	1,336,044
5.38%, 4/15/27		650	695,500
United States Cellular Corp., 6.70%, 12/15/33		199	200,990
Vodafone Group PLC, 1.50%, 2/19/18		1,500	1,498,314

			86,761,068
Total Corporate Bonds — 22.0%			3,272,058,078

Equity-Linked Notes		Par (000)	Value
Aerospace & Defense — 0.1%
Merrill Lynch International & Co. (Rockwell Collins, Inc.), 8.59%, 6/07/17		200	20,829,802
Airlines — 0.2%
Merrill Lynch International & Co. (Delta Air Lines, Inc.), 21.14%, 6/07/17		773	35,338,321
Banks — 1.6%
Barclays Bank PLC (Banco Santander SA), 12.30%, 7/25/17	EUR	3,197	21,062,631
Barclays Bank PLC (BB&T Corp.), 10.20%, 7/18/17	USD	483	20,934,968
BNP Paribas Arbitrage Issuance BV (Citigroup, Inc.), 10.25%, 6/01/17		615	36,535,958
BNP Paribas Arbitrage Issuance BV (JPMorgan Chase & Co.), 14.08%, 6/01/17		423	36,706,195
Merrill Lynch International & Co. (Citizens Financial Group, Inc.), 17.11%, 6/07/17		500	18,158,370
Nomura Bank International PLC (Bank of America Corp.), 13.37%, 7/18/17		1,489	36,032,155
Nomura Bank International PLC (Comerica, Inc.):
13.97%, 7/14/17		157	10,845,085
13.62%, 7/17/17		157	10,835,061
Nomura Holdings, Inc. (KeyCorp), 13.10%, 7/18/17		1,162	21,203,925
Royal Bank of Canada (M&T Bank Corp.), 10.48%, 7/13/17		138	21,341,204

			233,655,552
Beverages — 0.0%
JP Morgan Structured Products BV (Molson Coors Brewing Co.), 10.12%, 5/02/17		35	3,331,860
Biotechnology — 0.3%
Citigroup Global Markets Holdings (Celegene Corp.), 12.41%, 5/04/17		29	3,615,609
Merrill Lynch International & Co. (Biogen, Inc.), 8.84%, 7/24/17		124	34,124,797

			37,740,406
Building Products — 0.2%
JP Morgan Structured Products BV (Johnson Controls International PLC), 16.40%, 5/01/17		546	23,038,845
Merrill Lynch International & Co. (Fortune Brands Home & Security, Inc.), 8.52%, 5/04/17		62	3,636,165

			26,675,010
Capital Markets — 1.2%
Barclays Bank PLC (TD Ameritrade Holding Corp.): 10.94%, 7/17/17		235	9,017,396

Equity-Linked Notes		Par (000)	Value
Capital Markets (continued)
10.91%, 7/18/17	USD	235	$9,014,310
BNP Paribas SA (State Street Corp.):
9.68%, 7/24/17		126	10,540,091
9.69%, 7/25/17		126	10,540,091
Merrill Lynch International & Co. (Ameriprise Financial, Inc.):
12.35%, 7/24/17		82	10,470,023
12.65%, 7/25/17		82	10,470,866
Nomura Bank International PLC (Charles Schwab Corp.), 14.50%, 7/17/17		960	36,872,004
Nomura Holdings, Inc. (E*TRADE Financial Corp.), 13.60%, 7/20/17		289	9,987,822
Société Générale SA (Goldman Sachs Group, Inc.), 9.36%, 7/18/17		165	36,645,592
Société Générale SA (Morgan Stanley), 13.18%, 7/18/17		857	36,858,910

			180,417,105
Chemicals — 0.1%
BNP Paribas Arbitrage Issuance BV (Koninklijke DSM NV), 6.83%, 5/02/17	EUR	54	3,755,684
JP Morgan Structured Products BV (Scotts Miracle-Gro Co., Class A), 7.51%, 5/03/17	USD	44	4,189,617
Nomura International Funding Pte. Ltd. (Mitsui Chemicals, Inc.), 21.95%, 5/12/17	JPY	695	3,579,892

			11,525,193
Construction & Engineering — 0.0%
Nomura International Funding Pte. Ltd. (Kajima Corp.), 9.97%, 5/11/17		456	3,078,057
Construction Materials — 0.1%
Credit Suisse AG (Vulcan Materials Co.), 11.90%, 5/08/17	USD	26	3,075,788
Royal Bank of Canada (Eagle Materials):
15.08%, 5/17/17		69	6,613,212
15.01%, 5/18/17		69	6,614,455

			16,303,455
Electrical Equipment — 0.3%
Barclays Bank PLC (Schneider Electric SE):
24.04%, 5/25/17	EUR	95	7,268,815
23.74%, 5/26/17		95	7,264,308
BNP Paribas Arbitrage Issuance BV (Legrand SA), 9.19%, 5/10/17		62	3,803,621
Merrill Lynch International & Co. (Rockwell Automation, Inc.):
9.37%, 7/24/17	USD	66	10,490,019
9.36%, 7/25/17		66	10,490,019

			39,316,782
Energy Equipment & Services — 0.1%
Nomura Bank International PLC (Baker Hughes, Inc.):
10.41%, 7/21/17		154	9,076,700
10.16%, 7/24/17		154	9,076,700

			18,153,400
Food & Staples Retailing — 0.6%
Canadian Imperial Bank of Commerce (Costco Wholesale Corp.), 7.70%, 5/24/17		188	32,947,470
Canadian Imperial Bank of Commerce (Kroger Co.), 13.64%, 6/13/17		378	11,070,685
Royal Bank of Canada (Walgreens Boots Alliance, Inc.), 15.44%, 6/01/17		380	32,253,778
SGA Société Générale Acceptance NV (CVS Health Corp.), 10.22%, 5/02/17		191	15,592,397

			91,864,330
Food Products — 0.5%
BNP Paribas Arbitrage Issuance BV (Danone SA), 17.68%, 5/31/17	EUR	227	15,496,421

38	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Food Products (continued)
BNP Paribas SA (Kraft Heinz Foods Co.), 10.94%, 5/03/17	USD	358	$32,363,446
RBC Capital Markets LLC (Kellogg Co.), 11.03%, 5/02/17		197	14,020,388
SGA Société Générale Acceptance NV (Tyson Foods, Inc.), 11.81%, 5/09/17		231	14,855,711

			76,735,966
Health Care Providers & Services — 0.5%
BNP Paribas Arbitrage Issuance BV (WellCare Health Plans, Inc.), 10.71%, 5/01/17		44	6,563,921
Merrill Lynch International & Co. (Anthem, Inc.):
10.54%, 7/24/17		101	18,090,807
10.53%, 7/25/17		101	18,090,807
Merrill Lynch International & Co. (Fresenius SE & Co.):
8.55%, 5/04/17	EUR	59	4,746,447
8.55%, 5/05/17		94	7,585,027
Royal Bank of Canada (Humana, Inc.), 11.56%, 5/04/17	USD	72	15,445,536

			70,522,545
Hotels, Restaurants & Leisure — 0.3%
BNP Paribas Arbitrage Issuance BV (Cracker Barrel Old Country Store, Inc.), 13.87%, 5/23/17		19	3,030,375
BNP Paribas Arbitrage Issuance BV (MGM Resorts International), 17.61%, 5/05/17		495	14,135,212
Deutsche Bank AG (Wyndham Worldwide Corp.), 8.57%, 5/12/17		41	3,698,848
JP Morgan Structured Products BV (Hilton Worldwide Finance LLC), 11.01%, 5/12/17		253	14,954,609
Merrill Lynch International & Co. (Aramark Services, Inc.), 8.24%, 5/10/17		110	3,997,626

			39,816,670
Household Durables — 0.4%
Bank BGZ BNP Paribas SA (Mohawk Industries, Inc.), 8.62%, 5/03/17		63	14,584,090
Barclays Bank PLC (Barratt Developments PLC), 14.96%, 6/06/17	GBP	556	3,927,251
Barclays Bank PLC (Mohawk Industries, Inc.), 12.19%, 5/04/17	USD	31	7,265,144
Merrill Lynch International & Co. (Lennar Corp., Class A):
11.94%, 6/16/17		216	10,886,375
11.67%, 6/20/17		216	10,928,287
Société Générale SA (D.R. Horton, Inc.), 9.22%, 7/18/17		548	18,017,921

			65,609,068
Household Products — 0.2%
Merrill Lynch International & Co. (Kimberly-Clark Corp.):
8.28%, 7/21/17		136	17,746,762
8.09%, 7/24/17		136	17,742,697

			35,489,459
Industrial Conglomerates — 0.4%
Credit Suisse AG (Honeywell International, Inc.), 10.10%, 6/08/17		162	20,985,049
HSBC Bank PLC (Siemens AG), 11.00%, 5/05/17	EUR	173	24,121,072
Société Générale SA (Siemens AG), 7.90%, 5/04/17		116	16,101,889

			61,208,010

Equity-Linked Notes		Par (000)	Value
Insurance — 0.0%
HSBC Bank PLC (Aegon NV), 18.11%, 5/08/17	EUR	522	$2,662,245
Investment Companies — 0.0%
Credit Suisse AG (SPDR S&P Oil & Gas Exploration & Production ETF), 16.80%, 6/26/17	USD	85	2,969,041
Leisure Products — 0.0%
Merrill Lynch International & Co. (Hasbro, Inc.), 12.85%, 6/07/17		71	7,061,709
Machinery — 0.1%
Credit Suisse AG (Snap-on, Inc.), 10.90%, 6/08/17		41	6,876,602
JP Morgan Structured Products BV (Atlas Copco AB, A Shares), 10.53%, 7/25/17	SEK	190	7,172,256
Merrill Lynch International & Co. (Dover Corp.), 13.37%, 6/07/17	USD	90	7,070,826
Nomura International Funding Pte. Ltd. (IHI Corp.), 24.21%, 5/11/17	JPY	76	253,307

			21,372,991
Media — 0.4%
Citigroup Global Markets Holdings (Twenty-First Century Fox, Inc., Class A), 13.76%, 5/11/17	USD	675	20,651,958
Citigroup, Inc. (Twenty-First Century Fox, Inc.):
6.42%, 5/08/17		232	6,921,891
6.43%, 5/09/17		232	6,920,505
JP Morgan Structured Products BV (Discovery Communications, Inc.):
14.92%, 5/08/17		260	7,483,023
14.92%, 5/09/17		260	7,480,635
SGA Société Générale Acceptance NV (Viacom, Inc.), 12.45%, 5/02/17		344	14,653,519

			64,111,531
Metals & Mining — 0.2%
Barclays Bank PLC (ArcelorMittal), 26.60%, 5/12/17		342	2,675,010
Barclays Bank PLC (Nucor Corp.), 15.92%, 7/20/17		353	21,542,915

			24,217,925
Multi-Utilities — 0.2%
JP Morgan Structured Products BV (E.ON SE):
12.23%, 5/10/17	EUR	1,496	11,661,670
12.46%, 5/11/17		1,496	11,664,993

			23,326,663
Oil, Gas & Consumable Fuels — 0.7%
Canadian Imperial Bank of Commerce (Anadarko Petroleum Corp.):
11.98%, 5/02/17	USD	261	14,889,286
13.04%, 5/03/17		261	14,892,168
Credit Suisse AG (Williams Cos., Inc.), 18.10%, 5/04/17		745	22,418,945
HSBC Bank PLC (Enagas SA):
16.58%, 7/17/17	EUR	137	3,634,198
16.80%, 7/18/17		137	3,611,746
Jefferies LLC (Kinder Morgan, Inc.), 11.25%, 7/18/17	USD	1,013	21,027,801
Nomura Bank International PLC (Valero Energy Corp.), 14.32%, 7/24/17		322	21,130,464

			101,604,608

BLACKROCK FUNDS II	APRIL 30, 2017	39

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Equity-Linked Notes		Par (000)	Value
Pharmaceuticals — 0.5%
Credit Suisse AG (Bristol-Myers Squibb Co.), 11.80%, 7/26/17	USD	645	$36,056,263
HSBC Bank PLC (Allergan PLC), 12.95%, 5/09/17		141	34,366,258

			70,422,521
Professional Services — 0.1%
HSBC Bank PLC (Randstad Holding NV):
9.98%, 7/24/17	EUR	61	3,635,186
10.00%, 7/25/17		61	3,635,186

			7,270,372
Road & Rail — 0.4%
Citigroup, Inc. (Union Pacific Corp.), 11.00%, 7/26/17	USD	185	21,008,246
Merrill Lynch International & Co. (Norfolk Southern Corp.), 11.48%, 7/25/17		179	21,052,455
Nomura Bank International PLC (JB Hunt Transport Services, Inc.), 10.11%, 7/13/17		130	11,581,687

			53,642,388
Semiconductors & Semiconductor Equipment — 0.2%
Royal Bank of Canada (Applied Materials, Inc.), 8.34%, 5/18/17		855	34,163,781
Software — 0.4%
HSBC Bank PLC (Konami Holdings Corp.), 21.76%, 5/10/17	JPY	83	3,431,925
RBC Capital Markets LLC (Electronic Arts, Inc.):
9.37%, 5/05/17	USD	212	18,541,969
9.11%, 5/09/17		212	18,551,995
Royal Bank of Canada (VMware, Inc., Class A), 8.45%, 6/01/17		155	14,375,668

			54,901,557
Specialty Retail — 0.7%
Canadian Imperial Bank of Commerce (Lowe’s Cos., Inc.), 10.16%, 5/01/17		397	33,714,502
Canadian Imperial Bank of Commerce (Michaels Cos., Inc.):
18.93%, 5/01/17		121	2,764,636
19.05%, 5/01/17		37	848,506
18.64%, 5/02/17		157	3,642,418
Citigroup Global Markets Holdings (Advance Auto Parts, Inc.), 20.76%, 5/24/17		67	9,456,110
Citigroup Global Markets Holdings (Ulta Beauty, Inc.), 7.91%, 5/25/17		82	23,057,383
Royal Bank of Canada (Dick’s Sporting Goods, Inc.), 24.19%, 5/23/17		250	12,604,670
SGA Société Générale Acceptance NV (Industria de Diseno Textil SA), 15.68%, 5/05/17	EUR	325	11,573,986

			97,662,211
Technology Hardware, Storage & Peripherals — 0.1%
Citigroup Global Markets Holdings (Hewlett Packard Enterprise Co.), 13.65%, 6/05/17	USD	492	11,404,317
Textiles, Apparel & Luxury Goods — 0.1%
Barclays Bank PLC (Pandora A/S), 14.85%, 5/09/17	DKK	30	3,230,027
Canadian Imperial Bank of Commerce (PVH Corp.), 14.03%, 5/11/17	USD	70	7,110,785

			10,340,812
Trading Companies & Distributors — 0.0%
Royal Bank of Canada (HD Supply, Inc.), 10.40%, 5/11/17		178	7,179,853

Equity-Linked Notes		Par (000)	Value
Wireless Telecommunication Services — 0.2%
Citigroup Global Markets Holdings (T-Mobile USA, Inc.), 20.42%, 5/03/17	USD	532	$35,317,411
Total Equity-Linked Notes — 11.4%			1,697,242,927

Floating Rate Loan Interests (a)		Par (000)	Value
Aerospace & Defense — 0.1%
Avolon TLB Borrower 1 (U.S.) LLC, Initial Term B-2 Loan, 3.74%, 3/21/22		8,150	8,268,664
Engility Corp. (FKA TASC, Inc.):
Term B1 Loan, 4.25%, 8/12/20		518	520,339
Term B2 Loan, 4.75%, 8/14/23		963	969,389
TransDigm, Inc., Tranche F Term Loan, 3.99%, 6/09/23		9,355	9,341,521

			19,099,913
Airlines — 0.0%
Northwest Airlines, Inc.:
B757-300, 2.65%, 9/10/18		46	44,690
Loan B757-200, 2.46%, 9/10/18		46	45,393
Loan B757-200, 2.65%, 9/10/18		46	44,935

			135,018
Auto Components — 0.0%
FPC Holdings, Inc., Initial Loan (First Lien), 5.25%, 11/19/19		749	714,272
Automobiles — 0.0%
CH Hold Corp. (AKA Caliber Collision), Initial Term Loan (First Lien), 4.00%, 2/01/24		1,325	1,333,121
Beverages — 0.0%
Blue Ribbon LLC, 2016-1 New Term Loan (First Lien), 5.00%, 11/15/21		1,300	1,205,631
Biotechnology — 0.1%
Grifols Worldwide Operations Ltd., Tranche B Term Loan, 3.20%, 1/31/25		9,045	9,064,175
Building Products — 0.1%
CPG International, Inc., Term Loan, 4.90%, 9/30/20		4,820	4,840,702
Jeld-Wen, Inc., Term B-3 Loan, 4.15%, 7/01/22		2,358	2,381,195
Ply Gem Industries, Inc., Term Loan, 4.15%, 2/01/21		2,396	2,406,560
Wilsonart LLC, Tranche C Term Loan, 4.65%, 12/19/23		1,998	2,009,610

			11,638,067
Capital Markets — 0.0%
Capital Automotive LP, Initial Tranche B-2 Term Loan (First Lien), 4.00%, 3/25/24		965	972,237
SAM Finance LUX S.à r.l. (Santandar), Dollar Term Loan, 4.39%, 12/17/20		1,505	1,516,695

			2,488,932
Chemicals — 0.1%
Alpha 3 BV (AKA Atotech), Initial Term B-1 Loan, 4.00%, 1/31/24		1,155	1,160,775
Ascend Performance Materials Operations LLC, Term B Loan, 6.65%, 8/12/22		2,208	2,218,960
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.):
Term B-1 Dollar Loan, 3.65%, 2/01/23		3,333	3,364,271
Term B-1 Euro Loan, 3.00%, 2/01/23	EUR	100	109,990

40	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (a)		Par (000)	Value
Chemicals (continued)
Huntsman International LLC, 2023 Term B Loan, 3.99%, 4/01/23	USD	1,945	$1,968,461
MacDermid, Inc. (Platform Specialty Products Corp.):
Tranche B-5 Term Loan, 4.50%, 6/07/20		1,975	1,983,588
Tranche B-6 Term Loan, 4.00%, 6/07/23		565	566,793
Oxea Finance & Cy SCA (Oxea Finance LLC), Tranche B-2 Term Loan (First Lien), 4.40%, 1/15/20		2,899	2,811,777
PQ Corp., First Amendment Tranche B-1 Term Loan, 5.25%, 11/04/22		1,027	1,039,177
Royal Holdings, Inc.:
2017 Refinancing Term Loan (First Lien), 4.40%, 6/20/22		714	719,702
Initial Term Loan (Second Lien), 8.65%, 6/19/23		334	334,070

			16,277,564
Commercial Services & Supplies — 0.3%
Acosta, Inc. (FKA Acosta Holdco, Inc.), Tranche B-1 Loan, 3.25%, 9/26/21		229	213,060
Advanced Disposal Services, Inc. (FKA ADS Waste Holdings, Inc.), Additional Term Loan, 3.70%, 11/10/23		6,053	6,102,530
Allied Universal Holdco LLC (FKA USAGM Holdco LLC):
Initial Loan (Second Lien), 9.67%, 7/28/23		565	570,181
Initial Term Loan (First Lien), 4.79%, 7/28/22		7,693	7,717,734
Erie Acquisition Holdings, Inc. (GCA Services Group, Inc.), Term Loan (First Lien), 6.04%, 3/01/23		1,812	1,819,663
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.50%, 3/09/23		1,351	1,361,485
Prime Security Services Borrower LLC (AKA Protection 1 Security Solutions), 2016-2 Refinancing Term B-1 Loan (First Lien), 4.25%, 5/02/22		3,333	3,365,403
Spin Holdco, Inc., Initial Term Loan (First Lien), 4.28%, 11/14/19		4,074	4,076,934
Trans Union LLC, 2016 Incremental Term B-2 Commitment, 3.49%, 4/09/23		11,020	11,107,726
Waste Industries USA, Inc., Term B Loan, 3.74%, 2/27/20		2,363	2,380,580

			38,715,296
Communications Equipment — 0.1%
CommScope, Inc., Tranche 5 Term Loan (2015), 3.49%, 12/29/22		447	450,347
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.89%, 6/30/19		9,859	9,720,915
Riverbed Technology, Inc., First Amendment Term Loan, 4.25%, 4/25/22		2,054	2,048,808

			12,220,070
Construction & Engineering — 0.0%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.90%, 11/26/20		4,317	4,328,206
CNT Holdings III Corp., Refinancing Term Loan, 4.28%, 1/22/23		1,337	1,345,988
USIC Holdings, Inc., Initial Term Loan (First Lien), 5.17%, 12/08/23		1,122	1,129,201

			6,803,395
Construction Materials — 0.0%
Quikrete Holdings, Inc., Initial Loan (First Lien), 4.24%, 11/15/23		703	703,891

Floating Rate Loan Interests (a)		Par (000)	Value
Consumer Products — 0.0%
Revlon Consumer Products Corp., Initial Term B Loan, 4.49%, 9/07/23	USD	3,234	$3,237,016
Containers & Packaging — 0.2%
Anchor Glass Container Corp., Term Loan (First Lien), 4.25%, 12/07/23		653	657,773
Berry Global Group, Inc. (FKA Berry Plastics Corp.), Term I Loan, 3.52%, 10/01/22		7,638	7,685,897
BWAY Holding Co., Initial Term Loan, 3.25%, 4/03/24		4,940	4,907,347
Flex Acquisition Co., Inc. (AKA Novolex), Initial Term Loan, 4.40%, 12/29/23		1,830	1,838,015
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 3.99%, 2/05/23		5,668	5,695,646
Signode Industrial Group LUX SA (Signode Industrial Group U.S., Inc.), Initial Term B Loan, 3.75%, 5/01/21		1,131	1,135,232

			21,919,910
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions LLC (FKA Bright Horizons Family Solutions, Inc.), Effective Date Incremental Term Loan, 3.74%, 11/07/23		5,792	5,835,839
ServiceMaster Co. LLC, Tranche C Term Loan, 3.49%, 11/08/23		5,950	6,013,337
U.S. Security Associates Holdings, Inc., Initial Term Loan, 6.02%, 7/14/23		3,169	3,196,804
Weight Watchers International, Inc., Initial Tranche B-2 Term Loan, 4.40%, 4/02/20		1,143	1,083,774

			16,129,754
Diversified Financial Services — 0.2%
AlixPartners LLP, 2017 Refinancing Term Loan, 4.15%, 4/04/24		3,185	3,211,149
Altice Financing SA, March 2017 Refinancing Term Loan, 2.75%, 7/15/25		1,660	1,658,755
Camelot U.S. Acquisition 1 Co. (AKA Thomson Reuters Intellectual Property & Science), New Term Loan, 4.50%, 10/03/23		2,811	2,823,524
JAX MEZZ LLC, Mezzanine Loan, 6.49%, 10/04/21		12,000	11,922,000
nThrive, Inc. (FKA Precyse Acquisition Corp.), Initial Term Loan (First Lien), 5.50%, 10/20/22		2,482	2,507,319
SolarWinds Holdings, Inc., 2017 Refinancing Term Loan, 4.50%, 2/03/23		4,099	4,118,424
Tempo Acquisition LLC, Term Loan B, 3.00%, 4/19/24		3,290	3,287,533
WireCo WorldGroup, Inc. (WireCo WorldGroup Finance LP), Initial Term Loan (First Lien), 6.50%, 9/29/23		945	953,124

			30,481,828
Diversified Telecommunication Services — 0.3%
Colorado Buyer, Inc. (AKA Cyxtera Technologies), Term Loan B, 3.00%, 5/01/24		1,945	1,955,211
Consolidated Communications, Inc., 2016 Incremental Term Loan, 3.00%, 10/05/23		1,010	1,015,050
Hawaiian Telcom Communications, Inc., Term Loan, 7.25%, 6/06/19		1,249	1,248,984
Level 3 Financing, Inc., Tranche B 2024 Term Loan, 3.24%, 2/22/24		13,780	13,819,411
LTS Buyer LLC (Sidera Networks, Inc.), Term B Loan (First Lien), 4.40%, 4/13/20		7,045	7,063,925
Telesat Canada, Term B-4 Loan, 4.15%, 11/17/23		2,055	2,069,071
Virgin Media Bristol LLC, I Facility, 3.74%, 1/31/25		3,730	3,743,130

BLACKROCK FUNDS II	APRIL 30, 2017	41

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (a)		Par (000)	Value
Diversified Telecommunication Services (continued)
Zayo Group LLC (Zayo Capital, Inc.), 2017 Incremental Refinancing B-2 Term Loan, 3.50%, 1/19/24	USD	5,209	$5,241,367
Ziggo Secured Finance Partnership, Term Loan E, 3.49%, 4/15/25		4,730	4,730,237

			40,886,386
Electric Utilities — 0.1%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), 2016 Additional Term Loan (DIP), 4.30%, 6/30/17		13,450	13,514,829
Nautilus Power LLC (Essential Power), Term Loan B (First Lien), 5.50%, 4/26/24		6,370	6,306,300

			19,821,129
Electrical Equipment — 0.0%
Vertiv Group Corp. (FKA Cortes NP Acquisition Corp.), Term B Loan, 5.04%, 11/30/23		5,409	5,440,825
Electronic Equipment, Instruments & Components — 0.0%
Dell International LLC (EMC Corp.), New Term B Loan, 3.50%, 9/07/23		2,617	2,626,078
Energy Equipment & Services — 0.0%
Weatherford International Ltd., Loan, 3.30%, 7/13/20		1,219	1,194,519
Equity Real Estate Investment Trusts (REITs) — 0.1%
Communications Sales & Leasing, Inc. (CSL Capital LLC), Shortfall Term Loan, 4.00%, 10/24/22		855	851,629
ESH Hospitality, Inc., Repriced Term Loan, 3.49%, 8/30/23		4,129	4,148,188
GEO Group, Inc., Term Loan, 2.25%, 3/22/24		2,285	2,285,000
MGM Growth Properties Operating Partnership LP, Term B Loan, 3.49%, 4/25/23		5,698	5,708,556

			12,993,373
Food & Staples Retailing — 0.1%
Albertson’s LLC:
2016-2 Term B-4 Loan, 3.99%, 8/25/21		2,441	2,448,682
2016-2 Term B-5 Loan, 4.40%, 12/21/22		834	837,350
BJ’s Wholesale Club, Inc., Tranche B Term Loan (First Lien), 4.75%, 2/03/24		4,275	4,255,421
TKC Holdings, Inc., Term Loan B (First Lien), 4.75%, 2/01/23		2,270	2,292,700
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Initial Term Loan, 3.74%, 6/27/23		6,615	6,672,298

			16,506,451
Food Products — 0.1%
Chobani LLC (Chobani Idaho LLC), Closing Date Term Loan (First Lien), 5.25%, 10/10/23		2,396	2,431,635
Dole Food Co., Inc., Tranche B Term Loan, 4.15%, 4/06/24		1,295	1,298,846
Hostess Brands LLC, 2016 Refinancing Term B Loan (First Lien), 4.00%, 8/03/22		7,306	7,364,945
JBS USA LUX SA (FKA JBS USA LLC), Initial Term Loan, 3.48%, 10/30/22		3,180	3,193,070
Nomad Foods LUX S.à r.l. (Nomad Foods U.S. LLC), Facility B2 Loan, 2.75%, 4/21/24		1,520	1,525,062
Pinnacle Foods Finance LLC, Initial Term Loan, 2.98%, 2/02/24		4,145	4,167,905

			19,981,463
Gas Utilities — 0.0%
Samchully Midstream 3 LLC, Initial Term Loan, 5.90%, 10/20/21		1,562	1,514,922

Floating Rate Loan Interests (a)		Par (000)	Value
Health Care Equipment & Supplies — 0.1%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22	USD	3,761	$3,778,606
Auris Luxembourg III S.à r.l. (AKA Siemens Audiology), Facility B7, 4.15%, 1/17/22		3,310	3,334,615
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 5.00%, 8/17/18		1,772	1,765,148

			8,878,369
Health Care Providers & Services — 0.4%
CHG Healthcare Services, Inc. (FKA CHG Buyer Corp.), Term Loan (First Lien), 4.92%, 6/07/23		5,673	5,741,226
CHS/Community Health Systems, Inc.:
Incremental 2019 Term G Loan, 3.80%, 12/31/19		2,482	2,472,012
Incremental 2021 Term H Loan, 4.05%, 1/27/21		950	943,315
DaVita Inc. (FKA DaVita HealthCare Partners, Inc.), Tranche B Term Loan, 3.74%, 6/24/21		6,325	6,385,075
DJO Finance LLC, Initial Term Loan, 4.25%, 6/08/20		6,337	6,184,842
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Initial Term Loan, 4.15%, 12/01/23		10,010	10,102,504
HC Group Holdings III, Inc., Initial Term Loan (First Lien), 6.00%, 4/07/22		1,281	1,259,692
HCA, Inc., Tranche B-8 Term Loan, 3.24%, 2/15/24		1,196	1,207,345
MPH Acquisition Holdings LLC, Initial Term Loan, 4.90%, 6/07/23		5,806	5,879,155
Ortho-Clinical Diagnostics Holdings Luxembourg S.à r.l., Initial Term Loan, 4.75%, 6/30/21		2,583	2,569,348
Press Ganey Holdings, Inc., Initial Term Loan, 4.25%, 10/23/23		1,501	1,501,237
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 4.75%, 11/03/20		4,245	4,266,240
Team Health Holdings, Inc., Initial Term Loan, 3.75%, 2/06/24		3,790	3,754,488
U.S. Renal Care, Inc., Initial Term Loan (First Lien), 5.40%, 12/30/22		1	1,160
Vizient, Inc., Term B-2 Loan, 5.00%, 2/13/23		1,896	1,902,018

			54,169,657
Health Care Technology — 0.1%
Change Healthcare Holdings, Inc. (FKA Emdeon, Inc.), Closing Date Term Loan, 3.75%, 3/01/24		8,640	8,662,723
Hotels, Restaurants & Leisure — 0.4%
Amaya Holdings BV:
Initial Term B Loan (Second Lien), 8.15%, 8/01/22		882	882,829
Initial Term B-3 Loan (First Lien), 4.65%, 8/01/21		2,826	2,826,013
A-R HHC Orlando Convention Hotel LLC, Mezzanine Loan, 7.24%, 8/07/21		7,250	7,250,000
B.C. Unlimited Liability Co. (New Red Finance, Inc.) (AKA Burger King/Tim Hortons), Term B-3 Loan, 3.40%, 2/16/24		11,263	11,265,873
Bass Pro Group LLC, Asset-Sale Term Loan, 5.90%, 6/08/18		985	989,925
Boyd Gaming Corp., Refinancing Term B Loan, 3.45%, 9/15/23		2,514	2,523,403
BRE/Lauderdale Grande LLC, Mezzanine Term Loan, 6.91%, 7/09/19		3,500	3,395,000
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		9,521	9,538,845

42	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (a)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Growth Properties Holdings LLC, Term Loan, 3.00%, 5/08/21	USD	2,628	$2,640,934
CCM Merger, Inc. (MotorCity Casino Hotel), Term Loan, 4.24%, 8/06/21		1,383	1,388,332
Eldorado Resorts, Inc., Initial Term Loan, 6.25%, 7/25/22		1,936	1,927,836
Four Seasons Holdings, Inc., Term Loan (First Lien) 2013, 4.15%, 11/30/23		344	347,885
Hilton Worldwide Finance LLC, Series B-2 Term Loan, 2.99%, 10/25/23		3,063	3,087,719
KFC Holding Co. (AKA Yum! Brands), Term B Loan, 2.99%, 6/16/23		7,458	7,495,372
La Quinta Intermediate Holdings LLC, Initial Term Loan, 3.91%, 4/14/21		1,585	1,597,542
Scientific Games International, Inc., Initial Term B-3 Loan, 4.99%, 10/01/21		1,396	1,415,935
Station Casinos LLC, Term B Facility Loan, 3.50%, 6/08/23		2,524	2,521,631
Thayer Los Cabos Arrendador S. DE R.L. de CV (Thayer Los Cabos Arrendattario, S. DE R.L. de CV), B Note, 8.99%, 9/09/18		5,375	5,294,375

			66,389,449
Household Durables — 0.0%
Serta Simmons Bedding LLC, Initial Term Loan (First Lien), 4.54%, 11/08/23		5,865	5,880,902
Household Products — 0.0%
Spectrum Brands, Inc., 2017 Refinanced USD Term Loan, 2.99%, 6/23/22		2,932	2,948,635
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Construction Finance Co. LP, Term B-1 Loan, 3.24%, 5/03/20		2,008	2,008,201
Calpine Corp.:
Term Loan (2016), 3.90%, 5/31/23		2,566	2,573,643
Term Loan, 3.90%, 1/15/24		679	681,002
Dynegy, Inc., Tranche C-1 Term Loan, 4.25%, 2/07/24		5,026	5,022,237

			10,285,083
Insurance — 0.2%
Alliant Holdings Intermediate LLC, Initial Term Loan, 3.25%, 8/12/22		895	897,184
AmWINS Group LLC, Term Loan (First Lien), 3.75%, 1/25/24		2,070	2,067,805
AssuredPartners, Inc., 2016 Refinancing Term Loan, 5.25%, 10/21/22		4,239	4,261,366
Asurion LLC (FKA Asurion Corp.):
Incremental Tranche B-5 Term Loan, 4.75%, 11/03/23		1,818	1,831,604
Replacement B-2 Term Loan, 4.24%, 7/08/20		603	607,163
Replacement B-4 Term Loan, 4.25%, 8/04/22		1,151	1,157,880
HUB International Ltd., Initial Term Loan, 4.03%, 10/02/20		2,260	2,270,700
Sedgwick Claims Management Services, Inc.:
Initial Loan (Second Lien), 6.75%, 2/28/22		2,500	2,502,075
Initial Term Loan (First Lien), 3.75%, 3/01/21		3,688	3,688,992
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 4.25%, 3/03/23		2,578	2,595,093
U.S.I., Inc., Term Loan, 3.00%, 4/05/24		1,215	1,209,690

			23,089,552
Internet Software & Services — 0.1%
Canyon Valor Cos., Inc. (FKA GTCR Valor Cos., Inc.), Initial Term Loan (First Lien), 7.15%, 6/16/23		1,801	1,811,890

Floating Rate Loan Interests (a)		Par (000)	Value
Internet Software & Services (continued)
Cotiviti Corp. (Cotiviti Domestic Holdings, Inc.), Initial Term B Loan (First Lien), 3.65%, 9/28/23	USD	5,525	$5,548,970
Go Daddy Operating Co. LLC (GD Finance Co., Inc.), Initial Term Loan, 3.49%, 2/15/24		4,262	4,278,441
Hyland Software, Inc., Term-1 Loan (First Lien), 4.24%, 7/01/22		440	442,518

			12,081,819
IT Services — 0.3%
First Data Corp., 2024 New Dollar Term Loan, 3.49%, 3/24/21		23,290	23,278,100
IG Investments Holdings LLC, Extended Tranche B Term Loan, 6.15%, 10/31/21		3,259	3,277,627
Neustar, Inc.:
Term Loan B1, 3.25%, 9/02/19		506	514,268
Term Loan B2, 3.75%, 3/01/24		1,379	1,397,088
Optiv, Inc., Initial Term Loan (First Lien), 4.25%, 2/01/24		4,535	4,527,427
Sabre GLBL, Inc. (FKA Sabre, Inc.), 2017 Incremental Term Loan, 3.74%, 2/22/24		2,484	2,507,470
WEX, Inc., Term B Loan, 4.49%, 6/30/23		3,652	3,687,792

			39,189,772
Leisure Products — 0.0%
Leslie’s Poolmart, Inc., Tranche B Term Loan, 4.77%, 8/16/23		1,478	1,484,342
Life Sciences Tools & Services — 0.2%
inVentiv Group Holdings, Inc., Initial Term Loan, 4.80%, 11/09/23		4,540	4,563,593
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 4.40%, 8/18/22		8,751	8,794,919
Patheon Holdings I BV (FKA DPX Holdings BV), Tranche B Dollar Term Loan, 4.41%, 4/22/24		8,738	8,753,702
Quintiles IMS, Inc., Term B-1 Dollar Loan, 3.10%, 3/07/24		4,688	4,732,592

			26,844,806
Machinery — 0.1%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (FKA Silver II U.S. Holdings LLC), Refinancing Term Loan, 4.15%, 12/13/19		4,523	4,497,949
Filtration Group Corp., Term Loan (First Lien), 4.30%, 11/23/20		4,201	4,216,567
Gardner Denver, Inc., Initial Dollar Term Loan, 4.57%, 7/30/20		1,755	1,754,035
Gates Global LLC, Initial B-1 Dollar Term Loan, 4.41%, 4/01/24		2,604	2,616,024
RBS Global, Inc. (Rexnord LLC), Term B Loan Refinancing (First Lien), 3.90%, 8/21/23		3,366	3,376,488
Safway Group Holding LLC, Initial Term Loan, 5.75%, 8/21/23		3,910	3,944,566
WESCO Distribution, Inc., Tranche B-1 Loan, 3.99%, 12/12/19		107	107,910

			20,513,539
Media — 0.5%
Acquisitions Cogeco Cable II LP (Atlantic Broadband (Penn) Holdings, Inc.), Term B Loan (2013), 3.49%, 11/30/19		1,960	1,963,920
Advantage Sales & Marketing, Inc., Initial Term Loan (First Lien), 4.25%, 7/23/21		1,700	1,658,046
Altice U.S. Finance I Corp.:
March 2017 Refinancing Term Loan, 3.98%, 7/28/25		3,600	3,596,256
Term Loan (First Lien), 3.85%, 7/28/25		2,675	2,672,457

BLACKROCK FUNDS II	APRIL 30, 2017	43

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (a)		Par (000)	Value
Media (continued)
CBS Radio, Inc.:
Term B Loan, 4.50%, 10/17/23	USD	2,095	$2,109,308
Term B-1 Loan, 2.75%, 10/17/23		340	342,268
Charter Communications Operating LLC (AKA CCO Safari LLC), Term I-1 Loan, 3.24%, 1/15/24		18,988	19,078,394
Creative Artists Agency LLC, Refinancing Term Loan, 4.50%, 2/15/24		2,484	2,512,761
CSC Holdings LLC (FKA CSC Holdings, Inc. (Cablevision)), March 2017 Refinancing Term Loan, 3.24%, 7/15/25		5,332	5,327,513
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		2,849	2,622,577
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 7.74%, 1/30/19		4,000	3,402,840
Mission Broadcasting, Inc., Term B Loan, 3.99%, 1/17/24		595	599,968
Nexstar Broadcasting, Inc., Term B Loan, 3.99%, 1/17/24		6,135	6,188,461
Numericable U.S. LLC, USD TLB-10 Term Loan, 4.42%, 1/14/25		4,025	4,027,794
Radiate Holdco LLC (AKA RCN Grande), Closing Date Term Loan, 3.99%, 2/01/24		1,480	1,484,366
Telenet Financing USD LLC:
Term Loan AF Facility, 3.97%, 1/31/25		4,425	4,431,239
Term Loan AI, 2.75%, 6/02/25		4,750	4,761,875
Trader Corp., 2017 Refinancing Term Loan (First Lien), 4.29%, 9/28/23		1,995	1,999,150
Tribune Media Co. (FKA Tribune Co.), Term B Loan, 3.99%, 1/26/24		5,047	5,074,977
Univision Communications, Inc., 2017 Replacement Repriced Term Loan (First-Lien), 3.75%, 3/15/24		3,846	3,819,203

			77,673,373
Multiline Retail — 0.0%
Hudson’s Bay Co., Initial Term Loan, 4.25%, 9/30/22		2,589	2,479,978
Oil, Gas & Consumable Fuels — 0.2%
California Resources Corp.:
Loan, 11.38%, 12/31/21		2,765	3,038,044
Term Loan, 3.99%, 9/24/19		3,108	3,001,764
Chesapeake Energy Corp., Class A Loan, 8.55%, 8/23/21		2,961	3,196,653
CITGO Holding, Inc., Term Loan, 9.65%, 5/12/18		2,323	2,350,305
Energy Transfer Equity LP, Loan, 3.73%, 2/02/24		3,239	3,246,227
MEG Energy Corp., Initial Term Loan, 4.68%, 12/31/23		4,265	4,267,411
Peabody Energy Corp., 2017 Term Loan, 4.50%, 3/31/22		1,840	1,844,600
Ultra Resources, Inc., Loan, 4.00%, 4/12/24		1,537	1,529,315
Veresen Midstream LP, Tranche B-2 Term Loan, 4.50%, 3/31/22		2,053	2,065,932

			24,540,251
Pharmaceuticals — 0.2%
Akorn, Inc., Loan, 5.25%, 4/16/21		1,809	1,826,318
Capsugel Holdings U.S., Inc., New Dollar Term Loan, 4.00%, 7/31/21		5,838	5,840,514
Catalent Pharma Solutions, Inc. (FKA Cardinal Health 409, Inc.), Dollar Term Loan, 3.75%, 5/20/21		5,526	5,583,639
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 1.05%, 3/19/21		985	832,745

Floating Rate Loan Interests (a)		Par (000)	Value
Pharmaceuticals (continued)
Ceva Intercompany BV, Dutch BV Term Loan, 6.67%, 3/19/21	USD	1,007	$881,428
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.67%, 3/19/21		178	156,042
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.67%, 3/19/21		1,386	1,213,665
Prestige Brands, Inc., Term B-4 Loan, 3.74%, 1/26/24		3,224	3,253,318
RPI Finance Trust, Initial Term Loan B-6, 3.15%, 3/27/23		7,158	7,180,870
Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, 5.74%, 4/01/22		7,785	7,829,365

			34,597,904
Professional Services — 0.0%
DTI Holdco, Inc., Initial Term Loan, 6.42%, 10/02/23		1,792	1,762,533
Sterling Midco Holdings, Inc. (FKA Sterling Holdings Ultimate Parent, Inc.), Initial Term Loan (First Lien), 5.40%, 6/20/22		724	728,104

			2,490,637
Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Term B Loan, 3.49%, 4/18/24		3,022	3,025,664
DTZ U.S. Borrower LLC (DTZ AUS Holdco Pty. Ltd.)(AKA Cushman & Wakefield), 2015-1 Additional Term Loan (First Lien), 4.30%, 11/04/21		5,209	5,227,741
Realogy Group LLC (FKA Realogy Corp.), Initial Term B Loan, 3.24%, 7/20/22		5,388	5,427,999

			13,681,404
Semiconductors & Semiconductor Equipment — 0.0%
Cavium, Inc., Term B-1 Loan, 3.24%, 8/16/22		997	998,339
Microsemi Corp., Closing Date Term B Loan, 3.24%, 1/15/23		1,222	1,226,410
ON Semiconductor Corp., 2017 New Replacement Term Loan, 3.24%, 3/31/23		1,483	1,488,922
Versum Materials, Inc. (FKA Versum Materials LLC), Term Loan, 3.65%, 9/29/23		1,065	1,075,744

			4,789,415
Software — 0.4%
Almonde, Inc. (AKA Misys):
Term Loan (First Lien), 4.67%, 4/26/24		3,890	3,916,763
Term Loan (Second Lien), 7.25%, 4/30/25		1,105	1,093,950
Applied Systems, Inc., Initial Term Loan (First Lien), 4.40%, 1/25/21		871	877,208
BMC Software Finance, Inc., Initial B-1 U.S. Term Loan, 5.00%, 9/10/22		3,052	3,068,199
CCC Information Services, Inc., Term Loan B, 3.00%, 3/31/24		2,065	2,055,191
Infor (U.S.), Inc. (FKA Lawson Software, Inc.), Tranche B-6 Term Loan, 3.90%, 2/01/22		3,847	3,838,482
Informatica Corp., Dollar Term Loan, 4.65%, 8/05/22		3,453	3,437,121
Information Resources, Inc. (FKA Symphonyiri Group, Inc.), Initial Term Loan (First Lien), 5.25%, 1/18/24		1,375	1,388,324
Ivanti Software, Inc. (FKA LANDesk Group, Inc.), Term Loan (First Lien), 5.25%, 1/20/24		605	607,898
Kronos, Inc., Initial Term Loan (First Lien), 5.17%, 11/01/23		4,519	4,532,231

44	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Floating Rate Loan Interests (a)		Par (000)	Value
Software (continued)
MA FinanceCo. LLC (AKA Micro Focus International PLC), Term Loan B3, 2.75%, 4/19/24	USD	349	$349,996
Mitchell International, Inc., Initial Term Loan, 4.67%, 10/13/20		2,563	2,574,976
Project Alpha Intermediate Holding, Inc., Term Loan B, 3.50%, 4/19/24		2,665	2,651,675
Rackspace Hosting, Inc., Term B Loan (First Lien), 4.53%, 11/03/23		3,421	3,444,964
RP Crown Parent LLC, Initial Term Loan, 4.50%, 10/12/23		2,747	2,766,866
Seattle Spinco, Inc. (AKA Micro Focus International PLC), Term Loan B, 2.75%, 4/19/24		2,357	2,363,608
Sophia LP, Term B Loan, 4.40%, 9/30/22		2,550	2,545,233
SS&C Technologies Holdings, Inc.:
2017 Refinancing New Term B-1 Loan, 3.24%, 7/08/22		3,820	3,846,011
2017 Refinancing New Term B-2 Loan, 3.24%, 7/08/22		317	319,393
TIBCO Software, Inc., Term B Loan, 5.50%, 12/04/20		2,915	2,940,634
Veritas U.S., Inc., Initial Dollar Term B-1 Loan, 6.77%, 1/27/23		7,083	7,041,903
VF Holding Corp., Term B-1 Loan (First Lien), 4.25%, 6/30/23		4,224	4,235,713

			59,896,339
Specialty Retail — 0.2%
Academy Ltd., Initial Term Loan, 5.10%, 7/01/22		2,123	1,459,433
Coinstar LLC, Term B Loan (First Lien), 5.25%, 9/27/23		1,214	1,216,558
Harbor Freight Tools USA, Inc., Initial Loan (2016), 4.24%, 8/18/23		3,179	3,169,463
Michaels Stores, Inc., 2016 New Replacement Term B-1 Loan, 3.75%, 1/30/23		3,847	3,838,902
National Vision, Inc., Initial Term Loan (First Lien), 4.00%, 3/12/21		6,780	6,780,069
Neiman Marcus Group, Inc., Other Term Loan, 4.25%, 10/25/20		1,264	1,006,779
Party City Holdings, Inc., 2016 Replacement Term Loan, 4.03%, 8/19/22		4,974	4,968,702

			22,439,906
Technology Hardware, Storage & Peripherals — 0.0%
Oberthur Technologies Holding SAS (FKA OT Frenchco 1 SAS), Facility B1 (USD), 4.90%, 1/10/24		364	365,046
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., Restatement Effective Date Term Loan, 3.74%, 10/31/23		3,892	3,914,988
Beacon Roofing Supply, Inc., Initial Term Loan, 3.74%, 10/01/22		2,257	2,270,205
HD Supply, Inc., Term B-1 Loan, 3.90%, 8/13/21		7,442	7,490,672
Nexeo Solutions LLC, Term B Loan, 4.80%, 6/09/23		337	340,829
Solenis International LP (Solenis Holdings 3 LLC) (AKA Ashland Water Technologies), Initial Term Loan (Second Lien), 7.80%, 7/31/22		2,250	2,237,355

			16,254,049
Transportation Infrastructure — 0.0%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		460	456,210

Floating Rate Loan Interests (a)		Par (000)	Value
Transportation Infrastructure (continued)
Gruden Acquisition, Inc. (AKA Quality Distribution), Term Loan (First Lien), 5.90%, 8/18/22	USD	1,383	$1,335,841

			1,792,051
Wireless Telecommunication Services — 0.1%
SBA Senior Finance II LLC, Incremental Tranche B-1 Term Loan, 3.25%, 3/24/21		3,007	3,024,175
Sprint Communications, Inc., Initial Term Loan, 3.50%, 2/02/24		4,590	4,592,892

			7,617,067
Total Floating Rate Loan Interests — 5.8%			862,169,067

Foreign Agency Obligations		Par (000)	Value
Argentina — 0.1%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)		3,925	4,196,649
YPF SA, 8.88%, 12/19/18 (b)		7,470	8,084,781

			12,281,430
Canada — 0.0%
NOVA Chemicals Corp.:
5.25%, 8/01/23 (b)		3,060	3,144,150
5.00%, 5/01/25 (b)		247	252,866

			3,397,016
Chile — 0.1%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (b)		7,925	8,460,809
China — 0.6%
Bluestar Finance Holdings Ltd.:
3.13%, 9/30/19		2,800	2,805,354
3.50%, 9/30/21		2,800	2,801,980
CCCI Treasure Ltd., 3.50% (a)(j)		4,000	4,021,880
CDBL Funding 1, 4.25%, 12/02/24		3,800	3,959,038
Chang Development International Ltd., 3.63%, 1/20/20		3,800	3,772,165
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25		5,980	6,012,238
China Cinda Finance 2017 I Ltd., 4.40%, 3/09/27		1,900	1,910,175
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22		2,890	2,911,672
CITIC Ltd., 6.80%, 1/17/23		3,000	3,535,557
CNOOC Finance Ltd., 5.00%, 5/02/42		1,000	1,089,572
COSCO Finance 2011 Ltd., 4.00%, 12/03/22		2,200	2,288,843
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		2,600	2,570,565
Huarong Finance 2017 Co. Ltd.:
3.02%, 4/27/22 (a)		3,600	3,647,700
4.75%, 4/27/27		3,300	3,321,308
Huarong Finance II Co. Ltd.:
5.50%, 1/16/25		5,000	5,349,815
4.63%, 6/03/26		1,132	1,137,494
4.88%, 11/22/26		628	642,961
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		4,925	4,924,202
Industrial & Commercial Bank of China Ltd./Dubai DIFC, 2.50%, 6/16/21		2,750	2,714,275
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		950	918,732
Minmetals Bounteous Finance BVI Ltd.:
4.75%, 7/30/25		2,900	3,074,835

BLACKROCK FUNDS II	APRIL 30, 2017	45

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Agency Obligations		Par (000)	Value
China (continued)
4.20%, 7/27/26	USD	1,700	$1,728,888
Rongshi International Finance Ltd., 3.63%, 5/04/27		2,820	2,829,673
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		1,450	1,455,437
Sinochem Offshore Capital Co. Ltd., 3.25%, 4/29/19		14,003	14,216,882
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		2,200	2,181,073
SPIC U.S. Dollar Bond Co. Ltd., 3.88%, 12/06/26		1,125	1,154,805
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		1,500	1,516,674
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		1,270	1,291,419

			89,785,212
France — 0.0%
NEW Areva Holding SA, 4.88%, 9/23/24	EUR	1,600	1,815,922
Hong Kong — 0.0%
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21	USD	1,900	1,845,421
India — 0.1%
BPRL International Singapore Pte. Ltd., 4.38%, 1/18/27		3,875	4,001,991
Greenko Investment Co., 4.88%, 8/16/23		2,597	2,557,926
NTPC Ltd., 5.63%, 7/14/21		2,590	2,855,993
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 7/27/26		1,400	1,378,107

			10,794,017
Indonesia — 0.0%
Lembaga Pembiayaan Ekspor Indonesia, 3.88%, 4/06/24		485	489,261
Pertamina Persero PT:
5.63%, 5/20/43		1,124	1,157,133
6.45%, 5/30/44		1,476	1,665,008
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		1,469	1,564,597

			4,875,999
Mexico — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26 (b)		4,015	4,055,150
Petroleos Mexicanos:
5.50%, 1/21/21		4,645	4,923,700
5.38%, 3/13/22 (b)		110	115,637

			9,094,487
Mongolia — 0.0%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		4,430	4,769,909
Netherlands — 0.1%
Petrobras Global Finance BV:
5.88%, 3/01/18		4,830	4,932,637
5.38%, 1/27/21		1,995	2,049,563
4.38%, 5/20/23		6,520	6,240,944
8.75%, 5/23/26		998	1,163,668

			14,386,812
Sri Lanka — 0.0%
SriLankan Airlines Ltd., 5.30%, 6/27/19		3,500	3,489,500
United Arab Emirates — 0.1%
Abu Dhabi National Energy Co. PJSC:
3.63%, 6/22/21		8,024	8,194,911

Foreign Agency Obligations		Par (000)	Value
United Arab Emirates (continued)
3.63%, 1/12/23	USD	1,700	$1,716,908
DP World Crescent Ltd., 3.91%, 5/31/23		790	803,035

			10,714,854
Total Foreign Agency Obligations — 1.2%			175,711,388

Foreign Government Obligations		Par (000)	Value
Argentina — 0.3%
Republic of Argentina:
9.00%, 11/29/18		17,130	18,761,633
6.88%, 4/22/21		18,539	20,281,666

			39,043,299
Brazil — 0.2%
Federative Republic of Brazil:
0.00%, 7/01/17 (l)	BRL	33,200	10,276,786
5.88%, 1/15/19	USD	11,435	12,220,013
4.88%, 1/22/21		6,860	7,271,600

			29,768,399
Croatia — 0.1%
Republic of Croatia, 6.63%, 7/14/20		7,444	8,194,936
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 4/29/20		3,885	4,038,846
6.13%, 1/31/22 (b)		9,894	10,287,286

			14,326,132
Hungary — 0.1%
Republic of Hungary, 6.25%, 1/29/20		14,928	16,366,880
India — 0.1%
Republic of India:
6.35%, 1/02/20	INR	771,680	11,876,315
8.27%, 6/09/20		165,890	2,683,947

			14,560,262
Indonesia — 0.4%
Republic of Indonesia:
7.88%, 4/15/19	IDR	181,165,000	13,931,587
5.88%, 3/13/20	USD	26,372	28,789,521
3.70%, 1/08/22		2,125	2,180,507
4.35%, 9/10/24		2,300	2,392,000
4.15%, 3/29/27		4,600	4,686,250

			51,979,865
Kuwait — 0.1%
State of Kuwait, 2.75%, 3/20/22 (b)		8,274	8,348,466
Mexico — 0.0%
United Mexican States, 4.15%, 3/28/27		4,059	4,172,449
Mongolia — 0.0%
Government of Mongolia:
7.50%, 6/30/18	CNY	10,000	1,431,786
10.88%, 4/06/21	USD	685	796,341
5.13%, 12/05/22		555	530,049
8.75%, 3/09/24		2,945	3,272,175

			6,030,351
Panama — 0.1%
Republic of Panama, 5.20%, 1/30/20		13,266	14,327,280

46	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Foreign Government Obligations		Par (000)	Value
Sri Lanka — 0.2%
Republic of Sri Lanka:
6.00%, 1/14/19	USD	9,835	$10,189,060
5.13%, 4/11/19		9,830	10,075,750
6.25%, 10/04/20		3,585	3,798,451
6.25%, 7/27/21		473	501,399
5.75%, 1/18/22		1,750	1,809,217
6.85%, 11/03/25		2,000	2,105,174
6.83%, 7/18/26		3,209	3,369,752

			31,848,803
Turkey — 0.1%
Republic of Turkey, 5.63%, 3/30/21		11,760	12,462,542
Uruguay — 0.1%
Republic of Uruguay:
8.00%, 11/18/22		11,545	14,090,256
4.50%, 8/14/24		5,985	6,412,927

			20,503,183
Vietnam — 0.0%
Republic of Vietnam, 4.80%, 11/19/24		930	954,719
Total Foreign Government Obligations — 1.9%			272,887,566

Investment Companies		Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (e)(i)		4,585,851	404,105,190
SPDR Bloomberg Barclays High Yield Bond ETF (e)		3,766,727	139,896,241
Total Investment Companies — 3.7%			544,001,431

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 4.1%
Adjustable Rate Mortgage Trust:
Series 2005-8, Class 2A1, 3.35%, 11/25/35 (a)	USD	5,571	4,900,831
Series 2005-8, Class 7A2, 1.55%, 11/25/35 (a)		3,274	3,066,056
Series 2005-9, Class 5A1, 1.53%, 11/25/35 (a)		2,915	2,703,070
Ajax Mortgage Loan Trust:
Series 2015-B, Class A, 3.88%, 7/25/60 (b)(c)		4,106	4,096,432
Series 2015-C, Class A, 3.88%, 3/25/57 (b)(c)		8,762	8,573,602
Series 2016-A, Class A, 4.25%, 8/25/64 (b)(c)		2,754	2,767,657
Alternative Loan Trust:
Series 2005-16, Class A1, 2.31%, 6/25/35 (a)		1,006	895,825
Series 2005-36, Class 2A1A, 1.30%, 8/25/35 (a)		3,284	2,593,179
Series 2005-56, Class 1A1, 1.72%, 11/25/35 (a)		5,215	4,478,646
Series 2005-56, Class 4A1, 1.30%, 11/25/35 (a)		7,485	6,214,987
Series 2005-61, Class 1A1, 1.51%, 12/25/35 (a)		528	486,655
Series 2005-61, Class 2A1, 1.27%, 12/25/35 (a)		5,166	4,591,440
Series 2005-63, Class 3A3, 3.18%, 11/25/35 (a)		5,021	4,008,396

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-63, Class 5A1, 3.18%, 12/25/35 (a)	USD	700	$619,461
Series 2005-64CB, Class 1A1, 5.50%, 12/25/35		152	144,806
Series 2005-72, Class A1, 1.26%, 1/25/36 (a)		5,214	4,654,353
Series 2005-72, Class A3, 1.29%, 1/25/36 (a)		5,089	4,401,394
Series 2005-76, Class 2A1, 1.66%, 2/25/36 (a)		9,639	8,538,965
Series 2006-2CB, Class A6, 5.50%, 3/25/36		1,467	1,148,643
Series 2006-7CB, Class 1A6, 6.00%, 5/25/36		1,527	1,164,021
Series 2006-9T1, Class A7, 6.00%, 5/25/36		730	569,962
Series 2006-11CB, Class 1A5, 6.00%, 5/25/36		1,390	1,101,176
Series 2006-15CB, Class A1, 6.50%, 6/25/36		1,774	1,369,280
Series 2006-20CB, Class A9, 6.00%, 7/25/36		864	619,595
Series 2006-45T1, Class 1A10, 6.00%, 2/25/37		4,500	3,167,277
Series 2006-45T1, Class 2A2, 6.00%, 2/25/37		3,655	2,855,140
Series 2006-J7, Class 2A1, 2.09%, 11/20/46 (a)		8,359	5,026,242
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,136	1,445,430
Series 2006-OA2, Class A1, 1.20%, 5/20/46 (a)		2,751	2,062,695
Series 2006-OA3, Class 2A1, 1.20%, 5/25/36 (a)		18,970	15,449,020
Series 2006-OA6, Class 1A2, 1.20%, 7/25/46 (a)		13,139	12,164,404
Series 2006-OA8, Class 1A1, 1.18%, 7/25/46 (a)		24,954	21,615,782
Series 2006-OA14, Class 1A1, 2.39%, 11/25/46 (a)		12,206	10,132,460
Series 2006-OA14, Class 2A1, 1.18%, 11/25/46 (a)		12,076	10,242,545
Series 2006-OA14, Class 3A1, 1.51%, 11/25/46 (a)		16,721	14,166,662
Series 2006-OA16, Class A2, 1.18%, 10/25/46 (a)		733	638,973
Series 2006-OA22, Class A1, 1.15%, 2/25/47 (a)		14,641	13,400,626
Series 2007-9T1, Class 1A1, 6.00%, 5/25/37		907	641,959
Series 2007-9T1, Class 2A1, 6.00%, 5/25/37		5,166	3,728,717
Series 2007-9T1, Class 2A2, 6.00%, 5/25/37		887	640,045
Series 2007-12T1, Class A22, 5.75%, 6/25/37		3,142	2,442,550
Series 2007-12T1, Class A5, 6.00%, 6/25/37		697	555,702
Series 2007-15CB, Class A7, 6.00%, 7/25/37		528	464,656
Series 2007-18CB, Class 2A25, 6.00%, 8/25/37		522	464,287
Series 2007-19, Class 1A4, 6.00%, 8/25/37		2,138	1,746,749
Series 2007-19, Class 1A8, 6.00%, 8/25/37		1,040	849,863
Series 2007-25, Class 1A3, 6.50%, 11/25/37		5,357	4,239,045

BLACKROCK FUNDS II	APRIL 30, 2017	47

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2007-AL1, Class A1, 1.24%, 6/25/37 (a)	USD	11,765	$8,101,394
Series 2007-J1, Class 2A5, 6.00%, 3/25/37		2,290	1,487,292
Series 2007-OA3, Class 1A1, 1.13%, 4/25/47 (a)		20,127	17,454,018
Series 2007-OA4, Class A1, 1.16%, 5/25/47 (a)		8,106	7,086,557
Series 2007-OA7, Class A1B, 1.13%, 5/25/47 (a)		1,358	1,244,918
Series 2007-OA8, Class 2A1, 1.17%, 6/25/47 (a)		20,629	17,203,518
Series 2007-OA11, Class A1A, 2.04%, 11/25/47 (a)		5,129	4,007,850
Series 2007-OH3, Class A1A, 1.28%, 9/25/47 (a)		6,884	5,792,902
Alternative Loan Trust Resecuritization, Series 2006-22R, Class 1A6, 6.00%, 5/25/36		2,172	1,788,472
American Home Mortgage Assets Trust:
Series 2006-3, Class 1A1, 1.66%, 10/25/46 (a)		22,967	20,098,873
Series 2006-3, Class 2A11, 1.63%, 10/25/46 (a)		8,756	6,758,106
Series 2007-3, Class 22A1, 6.25%, 6/25/37 (c)		1,799	1,400,726
American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 1.57%, 11/25/45 (a)		4,861	4,508,920
Banc of America Funding Trust:
Series 2006-7, Class T2A3, 5.69%, 10/25/36 (a)		1,158	949,746
Series 2006-D, Class 6A1, 3.53%, 5/20/36 (a)		743	650,995
Series 2007-D, Class 1A1, 1.20%, 6/20/47 (a)		3,404	2,898,389
Banc of America Mortgage Trust, Series 2004-L, Class 4A1, 3.57%, 1/25/35 (a)		27	26,749
Bear Stearns ALT-A Trust, Series 2006-2, Class 11A1, 1.43%, 4/25/36 (a)		12,782	12,058,591
Bear Stearns Asset Backed Securities I Trust:
Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		1,513	1,320,345
Series 2006-AC1, Class 1A2, 6.25%, 2/25/36 (c)		1,508	1,149,273
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 1.16%, 3/25/37 (a)		3,098	2,568,734
Series 2007-AR3, Class 1A1, 1.13%, 3/25/37 (a)		3,943	3,300,676
Series 2007-AR4, Class 1A1, 1.19%, 9/25/47 (a)		5,290	4,587,106
CitiMortgage Alternative Loan Trust, Series 2007-A1, Class 1A5, 6.00%, 1/25/37		178	161,920
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-9, Class 1A1, 1.59%, 5/25/35 (a)		6,208	5,242,425
Series 2005-11, Class 4A1, 1.26%, 4/25/35 (a)		3,456	2,873,190
Series 2006-OA4, Class A1, 1.62%, 4/25/46 (a)		3,538	1,784,306
Series 2007-21, Class 1A1, 6.25%, 2/25/38		354	292,555
Series 2007-J2, Class 2A6, 6.00%, 7/25/37		1,136	851,267

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2007-J2, Class 2A8, 6.00%, 7/25/37	USD	1,734	$1,299,895
Credit Suisse Commercial Mortgage-Backed Trust, Series 2006-8, Class 1A1, 4.50%, 10/25/21		201	184,786
Credit Suisse Mortgage Trust, Series 2008-2R, Class 1A1, 6.00%, 7/25/37 (b)		1,518	1,387,710
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1A, 1.18%, 8/25/47 (a)		3,231	2,880,998
Series 2007-OA4, Class 3A1, 1.18%, 8/25/47 (a)		21,974	16,157,067
Fannie Mae Connecticut Avenue Securities:
Series 2013-C01, Class M2, 6.24%, 10/25/23 (a)		9,940	11,490,972
Series 2016-C04, Class 1M2, 5.24%, 1/25/29 (a)		6,185	6,725,808
Series 2016-C05, Class 2M2, 5.44%, 1/25/29 (a)		13,230	14,434,588
Series 2016-C06, Class 1M2, 5.24%, 4/25/29 (a)		8,706	9,460,380
Series 2016-C07, Class 2M2, 5.34%, 4/25/29 (a)		2,092	2,248,405
Series 2017-C01, Class 1B1, 6.74%, 7/25/29 (a)(b)		8,182	8,733,464
Series 2017-C01, Class 1M2, 4.54%, 7/25/29 (a)(b)		2,345	2,429,866
Series 2017-C02, Class 2M1, 2.14%, 9/25/29 (a)		2,063	2,071,624
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA8, Class 1A1, 2.66%, 2/25/37 (a)		3,091	2,195,541
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.70%, 5/25/35 (a)		106	98,901
GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class GA1B, 1.16%, 2/25/36 (a)		8,297	7,474,306
GSR Mortgage Loan Trust, Series 2006-4F, Class 1A1, 5.00%, 5/25/36		49	48,544
Impac CMB Trust, Series 2005-6, Class 1A1, 1.49%, 10/25/35 (a)		3,705	3,165,016
IndyMac IMSC Mortgage Loan Trust:
Series 2007-F2, Class 1A4, 6.00%, 7/25/37		1,254	1,120,611
Series 2007-F2, Class 2A1, 6.50%, 7/25/37		2,421	1,561,055
IndyMac INDX Mortgage Loan Trust:
Series 2005-AR14, Class 2A1A, 1.29%, 7/25/35 (a)		5,264	4,692,223
Series 2007-AR15, Class 1A1, 3.31%, 8/25/37 (a)		238	191,620
Series 2007-AR15, Class 2A1, 3.89%, 8/25/37 (a)		1,012	798,303
JPMorgan Mortgage Trust:
Series 2015-3, Class A5, 3.50%, 5/25/45 (a)(b)		2,237	2,289,957
Series 2016-2, Class A1, 2.68%, 6/25/46 (a)(b)		2,527	2,524,618
Series 2017-1, Class A4, 3.50%, 1/25/47 (a)(b)		5,249	5,281,027
Lehman XS Trust, Series 2007-20N, Class A1, 2.14%, 12/25/37 (a)		19,811	16,561,112
LSTAR Commercial Mortgage Trust, Series 2016-7, Class A1, 2.98%, 12/01/21 (a)(b)		12,721	12,629,668

48	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
LSTAR Securities Investment Ltd.:
Series 2015-10, Class A1, 3.00%, 11/01/20 (a)(b)	USD	1,629	$1,628,813
Series 2015-10, Class A2, 4.50%, 11/01/20 (a)(b)		1,500	1,501,875
Series 2016-2, Class A, 3.00%, 3/01/21 (a)(b)		15,892	15,876,337
Series 2017-3, Class A1, 2.99%, 4/01/22 (a)(b)		6,660	6,608,412
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class AV1, 3.47%, 6/25/37 (a)		2,049	1,471,484
Merrill Lynch Mortgage Investors Trust:
Series 2005-A9, Class 2A1E, 3.17%, 12/25/35 (a)		1,825	1,730,117
Series 2006-1, Class 2A1, 2.97%, 2/25/36 (a)		915	906,733
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, 2.50%, 4/25/57 (a)(b)		3,062	3,070,624
New Residential Mortgage Loan Trust, Series 2016-3A, Class A1B, 3.25%, 9/25/56 (a)(b)		778	788,072
Prime Mortgage Trust:
Series 2006-DR1, Class 1A2, 6.00%, 5/25/35 (b)		128	128,522
Series 2006-DR1, Class 2A1, 5.50%, 5/25/35 (b)		732	679,407
Residential Accredit Loans, Inc.:
Series 2007-QH1, Class A1, 1.15%, 2/25/37 (a)		5,519	4,572,602
Series 2007-QS4, Class 3A2, 6.00%, 3/25/37		379	328,125
Residential Asset Securitization Trust, Series 2006-A15, Class A12, 6.25%, 1/25/37		431	300,788
Residential Funding Mortgage Securities Trust, Series 2007-S7, Class A20, 6.00%, 7/25/37		108	99,086
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 3.50%, 4/25/47 (a)		582	449,564
Structured Asset Mortgage Investments II Trust:
Series 2005-AR3, Class 1A1, 1.26%, 8/25/35 (a)		3,017	2,636,087
Series 2006-AR2, Class A1, 1.22%, 2/25/36 (a)		2,157	1,895,322
Series 2006-AR4, Class 3A1, 1.18%, 6/25/36 (a)		15,927	13,159,425
Series 2006-AR6, Class 2A1, 1.18%, 7/25/46 (a)		22,847	18,946,203
Series 2007-AR4, Class GA4B, 1.17%, 9/25/47 (a)		5,329	4,779,020
WaMu Mortgage Pass-Through Certificates Trust:
Series 2006-AR19, Class 2A, 1.84%, 1/25/47 (a)		14,965	14,253,648
Series 2007-OA4, Class 1A, 1.43%, 5/25/47 (a)		3,704	3,295,230
Series 2007-OA5, Class 1A, 1.41%, 6/25/47 (a)		12,006	10,628,265
Series 2007-OA6, Class 1A, 1.45%, 7/25/47 (a)		6,518	5,661,806
Washington Mutual Mortgage Pass-Through Certificates:
Series 2006-8, Class A5, 4.54%, 10/25/36 (c)		1,606	1,017,414
Series 2006-AR5, Class 1A, 1.64%, 6/25/46 (a)		10,245	6,793,562
Series 2007-OA1, Class 2A, 1.38%, 12/25/46 (a)		9,353	6,766,780

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA5, Class A1A, 1.50%, 5/25/47 (a)	USD	5,840	$4,818,489

			614,428,951
Commercial Mortgage-Backed Securities — 4.7%
Aventura Mall Trust, Series 2013-AVM, Class E, 3.74%, 12/05/32 (a)(b)		4,703	4,810,910
BAMLL Commercial Mortgage Securities Trust:
Series 2013-DSMZ, Class M, 6.68%, 9/15/18 (a)(b)		10,000	10,125,000
Series 2013-DSNY, Class E, 3.59%, 9/15/26 (a)(b)		560	559,909
Series 2013-DSNY, Class F, 4.49%, 9/15/26 (a)(b)		5,744	5,730,719
Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)		5,991	5,708,106
Series 2015-ASHF, Class D, 3.99%, 1/15/28 (a)(b)		2,400	2,412,051
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)		23,440	21,054,980
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		1,328	1,326,823
Series 2007-3, Class AJ, 5.48%, 6/10/49 (a)		5,302	5,332,787
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM, 4.73%, 7/10/43		94	93,601
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 1.30%, 8/25/35 (a)(b)		6,581	5,995,839
Series 2005-3A, Class A1, 1.31%, 11/25/35 (a)(b)		1,581	1,371,158
Bayview Commercial Mortgage Pass-Through Trust, Series 2006-SP1, Class M3, 1.56%, 4/25/36 (a)(b)		5,625	5,463,720
BB-UBS Trust, Series 2012-SHOW, Class E, 4.03%, 11/05/36 (a)(b)		2,672	2,615,513
Bear Stearns Commercial Mortgage Securities Trust:
Series 2004-T16, Class G, 5.23%, 2/13/46 (a)(b)		4,000	4,019,095
Series 2005-PW10, Class B, 5.61%, 12/11/40 (a)		4,000	4,182,435
Series 2007-PW16, Class AM, 5.66%, 6/11/40 (a)		325	325,439
BHMS Mortgage Trust, Series 2014-ATLS, Class BFX, 4.24%, 7/05/33 (b)		6,750	6,867,529
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (b)		3,600	3,567,264
Series 2013-1515, Class E, 3.72%, 3/10/33 (b)		2,000	1,966,656
Series 2013-1515, Class F, 3.93%, 3/10/33 (a)(b)		11,155	10,855,719
Series 2015-1740, Class E, 3.82%, 1/10/35 (a)(b)		2,000	1,955,219
BXHTL Mortgage Trust, Series 2015-JWRZ, Class GL2, 4.68%, 5/15/29 (a)(b)		2,686	2,701,989
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 4/10/29 (a)(b)		3,040	3,089,935
CDGJ Commercial Mortgage Trust:
Series 2014-BXCH, Class A, 2.39%, 12/15/27 (a)(b)		1,809	1,812,818

BLACKROCK FUNDS II	APRIL 30, 2017	49

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-BXCH, Class DPA, 3.99%, 12/15/27 (a)(b)	USD	1,316	$1,323,025
Series 2014-BXCH, Class EPA, 5.24%, 12/15/27 (a)(b)		8,759	8,816,159
CFCRE Commercial Mortgage Trust:
Series 2011-C1, Class C, 6.28%, 4/15/44 (a)(b)		3,027	3,264,549
Series 2016-C3, Class D, 3.05%, 1/10/48 (a)(b)		1,390	986,145
Series 2016-C4, Class C, 4.88%, 5/10/58 (a)		3,330	3,442,908
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class B, 3.21%, 4/10/28 (b)		415	420,523
Series 2015-SMRT, Class F, 3.91%, 4/10/28 (a)(b)		800	787,159
CGGS Commercial Mortgage Trust, Series 2016-RNDB, Class DFL, 5.74%, 2/15/33 (a)(b)		12,851	12,879,399
Chicago Skyscraper Trust, Series 2017-SKY, Class E, 4.29%, 2/15/30 (a)(b)		10,370	10,500,021
Chicago Skyscraper Trust SKY:
Series 2017-SKY, Class D, 3.24%, 2/15/30 (a)(b)		4,980	5,042,441
Series 2017-SKY, Class F, 5.09%, 2/15/30 (a)(b)		1,130	1,144,161
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class E, 3.52%, 5/10/35 (a)(b)		4,247	4,110,893
Series 2016-C1, Class C, 4.95%, 5/10/49 (a)		2,870	2,879,716
Series 2016-GC37, Class C, 4.92%, 4/10/49 (a)		2,640	2,726,039
Series 2016-GC37, Class D, 2.79%, 4/10/49 (b)		4,176	2,852,197
Series 2016-P3, Class C, 5.00%, 4/15/49 (a)		1,271	1,342,621
Series 2016-P6, Class C, 4.29%, 12/10/49 (a)		2,400	2,405,238
Series 2016-SMPL, Class D, 3.52%, 9/10/31 (b)		1,730	1,724,346
Series 2016-SMPL, Class E, 4.51%, 9/10/31 (b)		3,080	3,072,417
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AJ, 6.84%, 11/15/44 (a)		3,000	3,054,968
Series 2007-CD5, Class AMA, 6.31%, 11/15/44 (a)		2,200	2,237,339
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.64%, 6/10/44 (a)(b)		3,466	3,605,221
Series 2007-C9, Class AJFL, 1.68%, 12/10/49 (a)(b)		13,230	13,108,889
Series 2012-LC4, Class A4, 3.29%, 12/10/44		1,435	1,484,902
Series 2013-300P, Class D, 4.54%, 8/10/30 (a)(b)		3,000	3,112,405
Series 2013-CR7, Class ASB, 2.74%, 3/10/46		3,795	3,864,966
Series 2013-CR12, Class A2, 2.90%, 10/10/46		4,000	4,062,820
Series 2013-SFS, Class A1, 1.87%, 4/12/35 (b)		628	617,262
Series 2014-CR15, Class C, 4.76%, 2/10/47 (a)		380	400,432
Series 2014-CR18, Class ASB, 3.45%, 7/15/47		3,000	3,136,561

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR21, Class A2, 3.10%, 12/10/47	USD	3,280	$3,357,638
Series 2014-FL5, Class A, 2.36%, 10/15/31 (a)(b)		1,530	1,532,875
Series 2014-FL5, Class HFL1, 4.24%, 7/15/31 (a)(b)		3,261	3,153,967
Series 2014-LC15, Class A2, 2.84%, 4/10/47		2,400	2,437,176
Series 2014-LC15, Class ASB, 3.53%, 4/10/47		3,500	3,670,121
Series 2014-PAT, Class E, 4.06%, 8/13/27 (a)(b)		1,000	1,004,386
Series 2014-PAT, Class F, 3.35%, 8/13/27 (a)(b)		2,000	1,954,849
Series 2014-PAT, Class G, 2.51%, 8/13/27 (a)(b)		2,000	1,871,800
Series 2014-TWC, Class C, 2.84%, 2/13/32 (a)(b)		8,000	8,027,602
Series 2014-TWC, Class E, 4.24%, 2/13/32 (a)(b)		6,220	6,255,059
Series 2014-UBS2, Class A2, 2.82%, 3/10/47		4,355	4,397,414
Series 2015-CR22, Class A2, 2.86%, 3/10/48		7,625	7,776,989
Series 2015-CR23, Class A2, 2.85%, 5/10/48		6,115	6,251,538
Series 2015-CR23, Class B, 4.18%, 5/10/48 (a)		9,520	9,274,364
Series 2015-CR23, Class CMC, 3.68%, 4/10/48 (a)(b)		7,688	7,615,640
Series 2015-CR23, Class CMD, 3.68%, 5/10/48 (a)(b)		12,860	12,449,443
Series 2015-CR23, Class CME, 3.68%, 5/10/48 (a)(b)		2,180	1,987,606
Series 2015-CR23, Class D, 4.25%, 5/10/48 (a)		4,650	3,564,030
Series 2015-CR23, Class E, 3.23%, 5/10/48 (b)		1,470	865,566
Series 2015-CR25, Class C, 4.55%, 8/10/48 (a)		1,184	1,197,324
Series 2015-CR25, Class D, 3.80%, 8/10/48 (a)		4,949	3,898,607
Series 2015-LC19, Class C, 4.26%, 2/10/48 (a)		5,474	5,567,172
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		2,932	2,347,905
Series 2015-LC21, Class C, 4.45%, 7/10/48 (a)		4,010	3,836,140
Series 2016-667M, Class D, 3.28%, 10/10/36 (a)(b)		3,200	2,893,972
Core Industrial Trust:
Series 2015-CALW, Class G, 3.85%, 2/10/34 (a)(b)		6,060	5,904,834
Series 2015-TEXW, Class D, 3.85%, 2/10/34 (a)(b)		1,500	1,524,197
Series 2015-TEXW, Class E, 3.98%, 2/10/34 (a)(b)		3,570	3,533,818
Series 2015-TEXW, Class F, 3.98%, 2/10/34 (a)(b)		10,400	10,004,055
Series 2015-WEST, Class E, 4.23%, 2/10/37 (a)(b)		6,400	6,311,625
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.16%, 11/12/43 (a)(b)		3,305	3,319,608
Credit Suisse Mortgage Trust:
Series 2014-TIKI, Class D, 3.24%, 9/15/38 (a)(b)		6,000	5,954,981

50	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-TIKI, Class E, 4.14%, 9/15/38 (a)(b)	USD	1,955	$1,940,335
Series 2014-TIKI, Class F, 4.92%, 9/15/38 (a)(b)		1,725	1,712,059
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class C, 4.91%, 1/15/49 (a)		3,050	3,212,519
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.49%, 9/10/49 (a)(b)		8,736	7,034,995
FREMF Mortgage Trust:
Series 2013-KF02, Class B, 3.99%, 12/25/45 (a)(b)		798	800,119
Series 2017-K725, Class B, 3.88%, 2/25/24 (a)(b)		3,000	2,986,350
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFX, 3.23%, 12/15/34 (b)		2,195	2,255,125
Series 2015-NRF, Class EFX, 3.38%, 12/15/34 (a)(b)		7,373	7,351,117
Series 2015-NRF, Class FFX, 3.38%, 12/15/34 (a)(b)		6,012	5,905,820
Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (a)(b)		6,270	6,061,329
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A1A, 5.48%, 12/10/49 (a)		455	454,929
GRACE Mortgage Trust:
Series 2014-GRCE, Class A, 3.37%, 6/10/28 (b)		3,200	3,326,311
Series 2014-GRCE, Class F, 3.59%, 6/10/28 (a)(b)		16,625	16,559,679
Great Wolf Trust:
Series 2015-WFMZ, Class M, 7.98%, 5/15/32 (a)(b)		1,700	1,742,086
Series 2015-WOLF, Class D, 4.49%, 5/15/34 (a)(b)		7,275	7,374,875
Series 2015-WOLF, Class F, 5.99%, 5/15/34 (a)(b)		560	552,269
GS Mortgage Securities Corp. II:
Series 2013-KING, Class C, 3.44%, 12/10/27 (a)(b)		5,000	5,086,545
Series 2013-KING, Class D, 3.44%, 12/10/27 (a)(b)		3,750	3,780,187
Series 2015-GC30, Class A2, 2.73%, 5/10/50		2,000	2,031,523
GS Mortgage Securities Corp. Trust, Series 2016-RENT, Class C, 4.07%, 2/10/29 (a)(b)		4,400	4,561,223
GS Mortgage Securities Trust:
Series 2012-GCJ7, Class A4, 3.38%, 5/10/45		5,245	5,457,147
Series 2013-GC10, Class AAB, 2.56%, 2/10/46		2,000	2,021,670
Series 2013-GC16, Class AAB, 3.81%, 11/10/46		2,700	2,854,585
Series 2014-GC20, Class AAB, 3.66%, 4/10/47		3,395	3,574,131
Series 2014-GC22, Class D, 4.65%, 6/10/47 (a)(b)		3,775	3,187,368
Series 2015-GC32, Class C, 4.41%, 7/10/48 (a)		2,085	2,079,885
Series 2015-GC32, Class D, 3.35%, 7/10/48		10,120	7,937,166

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
JPMBB Commercial Mortgage Securities Trust:
Series 2013-C14, Class ASB, 3.76%, 8/15/46 (a)	USD	3,950	$4,169,217
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		2,750	2,255,008
Series 2015-C27, Class A2, 2.73%, 2/15/48		1,500	1,525,547
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2009-IWST, Class A2, 5.63%, 12/05/27 (b)		4,318	4,710,424
Series 2012-C6, Class A3, 3.51%, 5/15/45		2,634	2,750,009
Series 2012-CBX, Class A4, 3.48%, 6/15/45		6,150	6,409,271
Series 2013-LC11, Class ASB, 2.55%, 4/15/46		2,500	2,538,412
Series 2014-CBM, Class E, 4.84%, 10/15/29 (a)(b)		4,700	4,726,421
Series 2014-DSTY, Class D, 3.80%, 6/10/27 (a)(b)		3,450	3,262,519
Series 2015-JP1, Class D, 4.40%, 1/15/49 (a)		5,750	5,289,815
Series 2015-UES, Class E, 3.62%, 9/05/32 (a)(b)		3,750	3,656,662
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		7,740	7,888,432
Series 2017-JP5, Class D 4.80%, 3/15/50 (a)(b)		7,320	7,049,593
Ladder Capital Commercial Mortgage Trust, Series 2014-909, Class E, 4.03%, 5/15/31 (a)(b)		2,500	2,444,655
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.11%, 7/15/40 (a)		3,220	3,249,447
Lone Star Portfolio Trust:
Series 2015-LSP, Class D, 4.99%, 9/15/28 (a)(b)		2,450	2,493,757
Series 2015-LSP, Class E, 6.59%, 9/15/28 (a)(b)		12,170	12,397,610
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.71%, 3/10/50 (a)(b)		3,375	3,083,585
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (a)(b)		7,000	6,945,506
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (a)		872	873,707
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C18, Class A2, 3.19%, 10/15/47		5,150	5,281,730
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,000	5,136,627
Series 2015-C23, Class A2, 2.98%, 7/15/50		4,500	4,596,416
Series 2015-C23, Class D, 4.27%, 7/15/50 (a)(b)		2,800	2,354,006
Series 2015-C25, Class D, 3.07%, 10/15/48		10,442	7,909,223
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		3,612	2,726,768
Morgan Stanley Capital I Trust:
Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)		3,392	3,323,567

BLACKROCK FUNDS II	APRIL 30, 2017	51

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-MS1, Class D, 4.16%, 5/15/48 (a)(b)	USD	6,375	$5,350,293
Series 2015-XLF2, Class AFSB, 3.14%, 8/15/26 (a)(b)		3,000	3,000,000
Series 2017-PRME, Class D, 4.39%, 2/15/34 (a)(b)		2,520	2,525,279
Morgan Stanley Resecuritization Trust, Series 2015-R4, Class 4B1, 3.19%, 8/26/47 (a)(b)		10,500	10,080,146
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class D, 4.43%, 10/15/30 (a)(b)		1,000	931,156
Resource Capital Corp. Ltd., Series 2015-CRE4, Class B, 3.99%, 8/15/32 (a)(b)		3,750	3,637,500
Velocity Commercial Capital Loan Trust, Series 2014-1, Class M6, 7.88%, 9/25/44 (a)(b)		3,309	3,391,725
VNDO Mortgage Trust:
Series 2012-6AVE, Class E, 3.45%, 11/15/30 (a)(b)		3,000	2,987,281
Series 2013-PENN, Class A, 3.81%, 12/13/29 (b)		2,195	2,305,123
Series 2013-PENN, Class D, 3.95%, 12/13/29 (a)(b)		3,000	3,084,336
Series 2016-350P, Class E, 3.90%, 1/10/35 (a)(b)		9,640	9,051,614
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.18%, 2/15/51 (a)		2,565	2,578,569
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.34%, 6/15/29 (a)(b)		410	411,368
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class A, 2.02%, 2/15/27 (a)(b)		2,000	1,996,416
Series 2015-C27, Class D, 3.77%, 2/15/48 (b)		3,750	2,820,937
Series 2015-C30, Class D, 4.65%, 9/15/58 (a)(b)		1,700	1,456,495
Series 2015-C31, Class D, 3.85%, 11/15/48		1,260	935,484
Series 2015-NXS3, Class B, 4.64%, 9/15/57 (a)		1,600	1,672,614
Series 2015-NXS3, Class D, 3.15%, 9/15/57 (b)		2,250	1,579,837
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (a)		3,000	2,652,377
Series 2015-P2, Class D, 3.24%, 12/15/48 (b)		1,093	812,523
Series 2016-C34, Class C, 5.20%, 5/15/49 (a)		3,390	3,533,222
Series 2016-C37, Class C, 4.64%, 12/15/49 (a)		4,000	4,077,225
Series 2016-LC25, Class C, 4.58%, 12/15/59 (a)		8,320	8,280,651
Series 2016-NXS5, Class D, 5.04%, 1/15/59 (a)		2,750	2,701,430
Series 2016-NXS6, Class C, 4.46%, 11/15/49 (a)		4,783	4,761,434
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.44%, 4/15/45		4,390	4,571,269
Series 2013-C12, Class A2, 2.07%, 3/15/48		2,798	2,804,232
Series 2013-C12, Class ASB, 2.84%, 3/15/48		5,000	5,095,389

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C20, Class ASB, 3.64%, 5/15/47	USD	1,550	$1,630,184
Series 2014-C22, Class C, 3.91%, 9/15/57 (a)		1,300	1,208,990

			698,907,617
Interest Only Commercial Mortgage-Backed Securities — 0.7%
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class XA, 2.01%, 7/15/49 (a)		14,706	1,753,205
BBCMS Trust:
Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		78,000	5,669,820
Series 2015-SRCH, Class XB, 0.19%, 8/10/35 (a)(b)		35,000	651,350
CFCRE Commercial Mortgage Trust:
Series 2016-C4, Class XA, 1.76%, 5/10/58 (a)		18,615	2,169,422
Series 2016-C6, Class XA, 1.22%, 11/10/49 (a)		65,981	5,622,518
CGWF Commercial Mortgage Trust, Series 2013-RKWH, Class XCP, 0.00%, 11/15/30 (a)(b)		7,781	1
Chicago Skyscraper Trust SKY, Series 2017-SKY, Class XCP, 2.62%, 2/15/30 (a)		112,725	2,342,415
Citigroup Commercial Mortgage Trust:
Series 2014-GC19, Class XA, 1.22%, 3/10/47 (a)		32,209	1,895,712
Series 2016-P3, Class XA, 1.88%, 4/15/49 (a)		20,542	2,270,366
Commercial Mortgage Pass-Through Certificates, Series 2014-CR14, Class XA, 0.82%, 2/10/47 (a)		34,768	1,100,810
Commercial Mortgage Trust:
Series 2014-CR15, Class XA, 1.28%, 2/10/47 (a)		50,850	2,235,075
Series 2014-UBS5, Class XB2, 0.74%, 9/10/47 (a)(b)		12,675	624,117
Series 2015-CR25, Class XA, 0.96%, 8/10/48 (a)		66,177	3,958,784
CSAIL Commercial Mortgage Trust:
Series 2016-C5, Class XA, 1.21%, 11/15/48 (a)		17,496	1,064,379
Series 2016-C6, Class XA, 1.98%, 1/15/49 (a)		13,554	1,537,554
Great Wolf Trust, Series 2015-WOLF, Class XCP, 0.51%, 5/15/18 (a)(b)		429,000	2,269,410
GS Mortgage Securities Corp. II, Series 2013-KING, Class XA, 0.73%, 12/10/27 (a)(b)		38,256	635,088
GS Mortgage Securities Trust:
Series 2014-GC20, Class XA, 1.01%, 4/10/47 (a)		1,019	55,007
Series 2014-GC22, Class XA, 1.04%, 6/10/47 (a)		16,572	872,371
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class XA, 1.09%, 9/15/47 (a)		27,225	1,423,158
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75% (a)(b)(j)		40,477	2,246,473
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2016-WPT, Class XCP, 1.20%, 10/15/18 (a)(b)		97,333	1,675,101

52	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class XA, 0.96%, 12/15/49 (a)	USD	24,564	$1,220,196
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.24%, 3/10/50 (a)(b)		52,721	3,076,243
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C15, Class XB, 0.49%, 4/15/47 (a)(b)		80,982	1,870,919
Series 2014-C19, Class XA, 1.29%, 12/15/47 (a)		58,256	3,147,674
Series 2015-C22, Class XA, 1.30%, 4/15/48 (a)		28,773	1,842,936
Series 2015-C26, Class XA, 1.26%, 10/15/48 (a)		43,946	3,052,388
Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		12,675	1,227,574
Series 2016-C28, Class XA, 1.44%, 1/15/49 (a)		19,864	1,636,615
Series 2016-C31, Class XA, 1.61%, 11/15/49 (a)		51,775	5,059,790
Series 2016-C32, Class XA, 0.92%, 12/15/49 (a)		39,899	2,204,575
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class XA, 1.26%, 11/15/49 (a)		52,794	3,893,164
Series 2016-UBS9, Class XD, 1.70%, 3/15/49 (a)(b)		13,600	1,460,504
VNDO Mortgage Trust, Series 2013-PENN, Class XA, 0.14%, 12/13/29 (a)(b)		121,745	771,863
Wells Fargo Commercial Mortgage Trust:
Series 2015-NXS3, Class XA, 1.33%, 9/15/57 (a)		40,105	2,426,022
Series 2016-BNK1, Class XD, 1.41%, 8/15/49 (a)(b)		11,784	1,062,681
Series 2016-C33, Class XA, 1.97%, 3/15/59 (a)		36,759	4,079,789
Series 2016-LC25, Class XA, 1.24%, 12/15/59 (a)		70,191	4,878,588
WFRBS Commercial Mortgage Trust:
Series 2013-C14, Class XA, 0.95%, 6/15/46 (a)		40,314	1,465,336
Series 2013-C17, Class XA, 1.68%, 12/15/46 (a)		49,947	2,687,156
Series 2013-UBS1, Class XA, 1.23%, 3/15/46 (a)		92,637	3,322,619
Series 2014-C20, Class XB, 0.73%, 5/15/47 (a)		57,079	2,166,908
Series 2014-LC14, Class XA, 1.54%, 3/15/47 (a)		63,435	3,674,134

			98,299,810
Total Non-Agency Mortgage-Backed Securities — 9.5%			1,411,636,378

Other Interests (m)	Beneficial Interest (000)		Value
Independent Power and Renewable Electricity Producers — 0.0%
MMC Energy, Inc., Escrow (d)(h)		450	—
Total Other Interests — 0.0%			—

Participation Notes	Shares		Value
Auto Components — 0.1%
UBS AG (Hangzhou Hikvision Digital Technology Co. Ltd.), due 4/11/18 (d)		1,435,495	$7,177,475
Beverages — 0.0%
Deutsche Bank AG (Kweichow Mountai Co. Ltd., Class A), due 5/22/26 (d)		80,927	4,848,714
Electronic Equipment, Instruments & Components — 0.0%
UBS AG (Weifu High-Technology Group Co. Ltd., Class A), due 12/22/17 (d)		1,321,683	4,759,116
Total Participation Notes — 0.1%			16,785,305

Preferred Securities	Par (000)		Value
Capital Trusts
Banks — 6.5%
ABN AMRO Bank NV, 5.75% (a)(j)	EUR	4,500	5,195,965
Allied Irish Banks PLC, 7.38% (a)(j)		4,990	5,856,871
Australia & New Zealand Banking Group Ltd., 6.75% (a)(b)(j)	USD	10,696	11,863,180
Banco Bilbao Vizcaya Argentaria SA:
7.00% (a)(j)	EUR	3,200	3,590,336
8.88% (a)(j)		1,400	1,732,445
Banco Popular Espanol SA:
8.25% (a)(j)		400	358,135
11.50% (a)(j)		2,200	2,210,976
Banco Santander SA:
6.25% (a)(j)		5,200	5,727,919
6.75% (a)(j)		2,800	3,206,357
Bank of America Corp.:
6.10% (a)(j)	USD	29,139	31,215,154
6.25% (a)(j)		42,258	45,326,353
Bank of East Asia Ltd., 5.50% (a)(j)		2,303	2,320,427
Bank of Ireland, 7.38% (a)(j)	EUR	4,640	5,511,432
Barclays PLC:
6.50% (a)(j)		2,000	2,271,218
7.25% (a)(j)	GBP	825	1,114,474
7.88% (a)(j)	USD	71,346	76,518,585
8.25% (a)(j)		25,000	26,593,750
BBVA Bancomer SA, 6.01%, 5/17/22 (a)		8,110	8,089,725
BNP Paribas SA:
6.13% (a)(j)	EUR	1,500	1,772,837
6.75% (a)(b)(j)	USD	15,917	16,653,161
7.20% (a)(j)		2,000	2,225,000
7.63% (a)(b)(j)		17,392	18,892,930
Citigroup, Inc.:
5.90% (a)(j)		6,839	7,180,950
5.95% (a)(j)		23,541	24,732,763
6.25% (a)(j)		16,325	17,773,844
Citizens Financial Group, Inc., 5.50% (a)(j)		5,500	5,678,750
Cooperatieve Rabobank UA:
5.50% (a)(j)	EUR	4,760	5,476,577
6.63% (a)(j)		3,800	4,584,654
Credit Agricole SA:
6.50% (a)(j)		6,620	7,715,954
7.88% (a)(b)(j)	USD	9,075	9,708,617
8.13% (a)(b)(j)		41,075	45,331,191
8.38% (a)(b)(j)		850	947,223
Danske Bank A/S:
5.75% (a)(j)	EUR	400	461,148

BLACKROCK FUNDS II	APRIL 30, 2017	53

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities	Par (000)		Value
Banks (continued)
5.88% (a)(j)	EUR	5,100	$5,985,981
DNB Bank ASA, 6.50% (a)(j)	USD	4,600	4,899,184
Dresdner Funding Trust I, 8.15%, 6/30/31 (b)		650	771,875
Erste Group Bank AG:
6.50% (a)(j)	EUR	2,600	3,002,113
8.88% (a)(j)		3,200	4,021,071
Fifth Third Bancorp, 4.90% (a)(j)	USD	14,175	14,175,000
HSBC Holdings PLC, 6.88% (a)(j)		8,600	9,313,800
Industrial & Commercial Bank of China Asia Ltd., 4.25% (a)(j)		2,250	2,220,563
Intesa Sanpaolo SpA:
7.00% (a)(j)	EUR	5,750	6,459,214
7.70% (a)(b)(j)	USD	4,717	4,652,141
7.75% (a)(j)	EUR	200	233,110
JPMorgan Chase & Co.:
5.00% (a)(j)	USD	18,600	18,942,426
6.00% (a)(j)		10,000	10,587,500
6.10% (a)(j)		14,600	15,658,500
6.13% (a)(j)		9,200	9,869,870
JPMorgan Chase Capital XXIII, 2.18%, 5/15/77 (a)		69,605	60,077,468
KBC Groep NV, 5.63% (a)(j)	EUR	4,241	4,751,249
Lloyds Banking Group PLC, 6.66% (a)(b)(j)	USD	3,000	3,292,200
M&T Bank Corp., 5.13% (a)(j)		11,550	11,679,937
Macquarie Bank Ltd.:
6.13% (a)(b)(j)		46,010	46,838,180
10.25%, 6/20/57 (a)		3,000	3,027,984
National Westminster Bank PLC, 1.31% (a)(j)		2,100	1,699,956
Nordea Bank AB, 5.50% (a)(b)(j)		4,710	4,801,845
Royal Bank of Scotland Group PLC:
7.65% (a)(j)		500	592,500
8.00% (a)(j)		14,996	15,558,350
8.63% (a)(j)		73,314	79,142,463
Santander UK Group Holdings PLC, 6.75% (a)(j)	GBP	2,400	3,197,539
Skandinaviska Enskilda Banken AB:
5.63% (a)(j)	USD	1,000	1,011,200
5.75% (a)(j)		4,800	4,943,616
Société Générale SA:
7.38% (a)(b)(j)		58,690	62,064,675
8.00% (a)(b)(j)		27,650	29,758,313
8.25% (a)(j)		2,120	2,248,726
8.88% (a)(j)	GBP	300	413,721
Standard Chartered PLC, 7.50% (a)(b)(j)	USD	36,334	38,759,295
SunTrust Banks, Inc., 5.05% (a)(j)		34,425	34,425,000
Svenska Handelsbanken AB, 5.25% (a)(j)		2,500	2,541,250
Swedbank AB:
5.50% (a)(j)		4,200	4,289,082
6.00% (a)(j)		800	834,000
UniCredit SpA, 9.25% (a)(j)	EUR	4,900	5,916,701
Wells Fargo & Co., 5.90% (a)(j)	USD	24,019	25,520,187
Woori Bank, 4.50% (a)(j)		4,590	4,498,728

			970,515,414
Capital Markets — 1.5%
Bank of New York Mellon Corp.:
4.50% (a)(j)		15,003	14,530,405
4.63% (a)(j)		29,850	29,402,250
Credit Suisse Group AG, 6.25% (a)(b)(j)		35,894	37,416,623
Deutsche Bank AG, 7.50% (a)(j)		4,100	4,166,625
Goldman Sachs Group, Inc.:
5.30% (a)(j)		4,315	4,479,509
5.38% (a)(j)		12,395	12,850,516
Huarong Finance 2017 Co. Ltd., 4.50% (a)(j)		2,942	2,974,765
Huarong Finance II Co. Ltd., 2.88% (a)(j)		2,350	2,232,375

Preferred Securities	Par (000)		Value
Capital Markets (continued)
Morgan Stanley:
5.45% (a)(j)	USD	4,550	$4,658,063
5.55% (a)(j)		15,112	15,820,375
Northern Trust Corp., 4.60% (a)(j)		17,700	17,611,500
State Street Corp.:
5.25% (a)(j)		10,450	10,972,500
2.13%, 6/15/37 (a)		51,865	45,576,369
UBS Group AG:
5.75% (a)(j)	EUR	2,984	3,550,883
6.88% (a)(j)	USD	1,637	1,739,378
7.00% (a)(j)		14,196	15,619,149
7.13% (a)(j)		2,900	3,077,625

			226,678,910
Chemicals — 0.0%
LANXESS AG, 4.50%, 12/06/76 (a)	EUR	350	413,662
Solvay Finance SA, 5.12% (a)(j)		897	1,078,811

			1,492,473
Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., 5.70% (a)(j)	USD	1,459	1,504,751
CRCC Yupeng Ltd., 3.95% (a)(j)		1,000	1,018,555

			2,523,306
Consumer Finance — 0.0%
Capital One Financial Corp., 5.55% (a)(j)		1,198	1,245,920
Diversified Financial Services — 0.4%
AerCap Global Aviation Trust, 6.50%, 6/15/45 (a)(b)		31,025	32,576,250
HBOS Capital Funding LP, 6.85% (j)		1,930	1,960,992
ILFC E-Capital Trust I, 4.66%, 12/21/65 (a)(b)		9,122	8,665,900
ILFC E-Capital Trust II, 4.91%, 12/21/65 (a)(b)		7,242	6,952,320
ING Groep NV:
6.00% (a)(j)		1,500	1,533,000
6.50% (a)(j)		3,070	3,150,587
Origin Energy Finance Ltd.:
7.88%, 6/16/71 (a)	EUR	600	692,659
4.00%, 9/16/74 (a)		950	1,051,393
RZB Finance Jersey IV Ltd., 1.62% (a)(j)		800	832,226
Voya Financial, Inc., 5.65%, 5/15/53 (a)	USD	500	516,250

			57,931,577
Diversified Telecommunication Services — 0.0%
Koninklijke KPN NV:
6.13% (a)(j)	EUR	563	655,396
6.88%, 3/14/73 (a)	GBP	410	588,119
7.00%, 3/28/73 (a)(b)	USD	200	218,400
Orange SA:
4.00% (a)(j)	EUR	1,017	1,189,598
5.75% (a)(j)	GBP	300	424,314

			3,075,827
Electric Utilities — 0.1%
Enel SpA:
8.75%, 9/24/73 (a)(b)	USD	800	936,000
6.50%, 1/10/74 (a)	EUR	1,016	1,196,928
5.00%, 1/15/75 (a)		600	705,867
7.75%, 9/10/75 (a)	GBP	195	282,872
Gas Natural Fenosa Finance BV, 4.13% (a)(j)	EUR	1,400	1,605,085
Southern Co., 5.50%, 3/15/57 (a)	USD	4,425	4,584,552

			9,311,304
Independent Power and Renewable Electricity Producers — 0.0%
SMC Global Power Holdings Corp., 7.50% (a)(j)		240	254,548

54	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Preferred Securities	Par (000)		Value
Industrial Conglomerates — 0.1%
General Electric Co., 5.00% (a)(j)	USD	15,296	$16,133,456
Insurance — 0.7%
Allstate Corp., 5.75%, 8/15/53 (a)		17,761	19,315,087
Assicurazioni Generali SpA, 6.42% (a)(j)	GBP	200	275,425
AXA SA, 6.38% (a)(b)(j)	USD	8,000	8,790,000
Ethias SA, 5.00%, 1/14/26	EUR	400	444,609
Farmers Exchange Capital II, 6.15%, 11/01/53 (a)(b)	USD	14,590	16,231,959
Genworth Holdings, Inc., 3.18%, 11/15/66 (a)		4,100	1,927,000
Liberty Mutual Group, Inc.:
4.04%, 3/15/66 (a)(b)		2,150	2,055,400
7.80%, 3/15/87 (b)		475	549,813
Nationwide Financial Services, Inc., 6.75%, 5/15/87		900	954,000
Principal Financial Group, Inc., 4.70%, 5/15/55 (a)		11,886	12,153,435
XLIT Ltd., 3.62% (a)(j)		38,985	33,137,250

			95,833,978
Media — 0.3%
AMC Entertainment Holdings, Inc., 5.75%, 6/15/25		500	515,625
NBCUniversal Enterprise, Inc., 5.25% (b)(j)		146	153,847
Viacom, Inc.:
5.88%, 2/28/57 (a)		16,400	16,933,000
6.25%, 2/28/57 (a)		20,025	20,550,656

			38,153,128
Multi-Utilities — 0.1%
Integrys Holding, Inc., 3.17%, 12/01/66 (a)		17,845	16,987,369
Oil, Gas & Consumable Fuels — 1.0%
DCP Midstream Operating LP, 5.85%, 5/21/43 (a)(b)		375	358,125
Enbridge, Inc., 6.00%, 1/15/77 (a)		38,800	39,576,000
Enterprise Products Operating LLC, 4.88%, 8/01/66 (a)		26,406	26,406,000
Repsol International Finance BV:
3.88% (a)(j)	EUR	500	566,162
4.50%, 3/25/75 (a)		1,225	1,366,686
TOTAL SA, 3.88% (a)(j)		906	1,057,636
TransCanada PipeLines Ltd., 6.35%, 5/15/67 (a)	USD	9,515	8,777,587
TransCanada Trust:
5.88%, 8/15/76 (a)		31,129	33,463,675
5.30%, 3/15/77 (a)		29,450	29,707,687
Yancoal International Resources Development Co. Ltd., 5.75% (a)(j)		1,495	1,521,163

			142,800,721
Transportation Infrastructure — 0.0%
Royal Capital BV:
4.88% (a)(j)		508	498,612
5.50% (a)(j)		1,000	1,037,419

			1,536,031
Wireless Telecommunication Services — 0.0%
Telefonica Europe BV:
3.75% (a)(j)	EUR	300	335,908
4.20% (a)(j)		2,400	2,759,888
6.50% (a)(j)		500	584,410
6.75% (a)(j)	GBP	400	560,875

			4,241,081
Total Capital Trusts — 10.7%			1,588,715,043

Preferred Stocks	Shares		Value
Banks — 0.1%
KeyCorp, 6.13% (a)(j)		375,000	$10,545,000
Capital Markets — 0.4%
ALM XIX Ltd., 0.00%, 7/15/28 (b)(l)		2,800,000	2,800,000
Morgan Stanley, Series K, 5.85% (a)(j)		1,995,000	52,628,100
State Street Corp., 5.35% (a)(j)		355,660	9,503,235

			64,931,335
Electric Utilities — 0.1%
Entergy Arkansas, Inc., 4.90%, 12/01/52		102,000	2,496,960
Entergy Arkansas, Inc., 4.88%, 9/01/66		93,168	2,163,361
Entergy Louisiana LLC, 4.88%, 9/01/66		32,274	740,688
Entergy Mississippi, Inc., 4.90%, 10/01/66		94,932	2,204,321
Entergy Texas, Inc., 5.63%, 6/01/64		146,739	3,912,062

			11,517,392
Equity Real Estate Investment Trusts (REITs) — 0.1%
Firstar Realty LLC, 8.88% (b)(j)		5,000	6,150,000
Public Storage, 5.20% (j)		60,000	1,512,600
Suntrust Real Estate Investment Corp., 9.00% (b)(j)		15	1,708,511

			9,371,111
Investment Companies — 0.0%
Companhia Sao Jose Holding, 0.00% (d)		59,400	198,591
Total Preferred Stocks — 0.7%			96,563,429

Trust Preferreds
Diversified Financial Services — 0.0%
GMAC Capital Trust I, 6.97%, 2/15/40 (a)		182,724	4,652,153
Total Preferred Securities — 11.4%			1,689,930,625

Rights	Shares		Value
Equity Real Estate Investment Trusts (REITs) — 0.0%
Tritax Big Box REIT PLC (Expires 5/10/17, Subscription Price GBP 1.36) (d)		325,396	16,858
Total Rights — 0.0%			16,858

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations — 0.4%
Fannie Mae, Series 2016-76, Class ME, 3.00%, 1/25/46	USD	5,771	5,925,489
Freddie Mac, Series 4390, Class CA, 3.50%, 6/15/50		1,313	1,366,803
Freddie Mac Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 5.64%, 10/25/28 (a)		3,295	3,645,548
Series 2016-DNA3, Class M3, 5.99%, 12/25/28 (a)		7,730	8,739,916
Series 2016-DNA4, Class M3, 4.79%, 3/25/29 (a)		17,855	18,967,783
Series 2017-DNA1, Class M2, 4.24%, 7/25/29 (a)		4,695	4,788,839
Series 2017-HQA1, Class M2, 4.54%, 8/25/29 (a)		7,645	7,834,929
Ginnie Mae, Series 2013-131, Class PA, 3.50%, 6/16/42		3,798	3,972,469

			55,241,776

BLACKROCK FUNDS II	APRIL 30, 2017	55

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

U.S. Government Sponsored Agency Securities	Par (000)		Value
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac, Series KJ05, Class A2, 2.16%, 10/25/21	USD	1,316	$1,304,293
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2013-M5, Class X2, 2.25%, 1/25/22 (a)		2,971	191,416
Freddie Mac:
Series K55, Class XI, 1.50%, 3/25/26 (a)		75,916	7,494,638
Series K714, Class X1, 0.83%, 10/25/20 (a)		57,103	1,135,622
Series KW01, Class XI, 1.12%, 1/25/26 (a)		5,470	358,078
Ginnie Mae, Series 2016-113, Class IO, 1.19%, 2/16/58 (a)		74,148	6,661,685

			15,841,439
Mortgage-Backed Securities — 0.5%
Fannie Mae Mortgage-Backed Securities:
4.50%, 4/01/24-11/01/26		1,109	1,166,777
4.00%, 5/01/27		1,791	1,882,110
2.50%, 12/01/27-8/01/31		28,230	28,556,999
3.00%, 9/01/28-8/01/31		21,572	22,227,590
Freddie Mac Mortgage-Backed Securities:
1.00%, 4/27/18		5,905	5,896,579
4.00%, 7/01/26		516	542,373
2.50%, 5/01/30		3,232	3,258,629
3.00%, 8/01/31		7,510	7,746,776
3.50%, 6/01/35		3,026	3,157,564
3.02%, 11/01/45 (a)		6,128	6,310,227

			80,745,624
Total U.S. Government Sponsored Agency Securities — 1.0%			153,133,132

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.75%, 4/15/18	USD 3,000	$2,989,218
1.50%, 4/15/20	14,000	14,020,230
Total Long-Term Investments
(Cost — $14,178,276,783) — 98.8%		14,668,252,059

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (i)(n)	850,108,883	850,108,883
SL Liquidity Series, LLC, Money Market Series, 1.09% (i)(n)(o)	396,284,919	396,364,176
Total Short-Term Securities
(Cost — $1,246,447,671) — 8.4%		1,246,473,059

Options Purchased		Value
(Cost — $12,038,495) — 0.0%		3,309,125
Total Investments (Cost — $15,436,762,949*) — 107.2%		15,918,034,243
Liabilities in Excess of Other Assets — (7.2)%		(1,068,908,501)

Net Assets — 100.0%		$14,849,125,742

Notes to Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,470,799,563

Gross unrealized appreciation	$577,616,308
Gross unrealized depreciation	(130,381,628)

Net unrealized appreciation	$447,234,680

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	Security, or a portion of the security, is on loan.

(f)	During the six months ended April 30, 2017, investments in issuers that are affiliated persons and/or related parties of the Fund, as applicable, were as follows:

Affiliate	Shares Held at July 31, 2016	Shares Purchased	Shares Sold	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Loss	Change in Unrealized Appreciation (Depreciation)
Japan Senior Living Investment Corp.[1]	4,562	—	(2,200)	2,362	$2,807,490	$251,657	$(584,972)	$(708,306)

[1]	No longer an affiliated company as of report date.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(h)	Issuer filed for bankruptcy and/or is in default.

56	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

(i)	During the six months ended April 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Par Value Held at July 31, 2016	Shares/ Par Value Purchased		Shares/ Par Value Sold	Shares/ Par Value Held at April 30, 2017	Value at April 30, 2017	Income		Net Realized Gain (Loss)[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, TempFund, Institutional Class	882,296,920	—		(882,296,920)[2]	—	—	$151,762		—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	850,108,883	[3]	—	850,108,883	$850,108,883	1,268,125		$903	—
iShares iBoxx $ High Yield Corporate Bond ETF	3,099,963	4,094,082		(2,608,194)	4,585,851	404,105,190	13,640,646		(1,981,139)	$9,612,295
PNC Bank N.A.	$1,820,000	—		$(1,520,000)	$300,000	299,333	24,535		8,335	(38,047)
PNC Financial Services Group, Inc.	$1,260,000	—		—	$1,260,000	1,330,682	27,988		—	(32,687)
SL Liquidity Series, LLC, Money Market Series	280,399,773	115,885,146	[3]	—	396,284,919	396,364,176	2,843,713	[4]	(1,768)	25,388
Total						$1,652,208,264	$17,956,769		$(1,973,669)	$9,566,949

[1]	Includes net capital gain distributions.

[2]	Represents net shares sold.

[3]	Represents net shares purchased.

[4]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(j)	Perpetual security with no stated maturity date.

(k)	Convertible security.

(l)	Zero-coupon bond.

(m)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(n)	Current yield as of period end.

(o)	Security was purchased with the cash collateral from loaned securities.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK FUNDS II	APRIL 30, 2017	57

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
2,171	Euro STOXX 50 Index	June 2017	USD	82,959,718	$4,019,865
(4,963)	Euro STOXX 50 Index	June 2017	USD	189,649,507	(5,171,550)
(32)	Euro-Bobl	June 2017	USD	4,596,327	28,381
(48)	Euro-Bund	June 2017	USD	8,458,901	52,995
(697)	JPY Currency	June 2017	USD	78,360,225	348,500
(7)	Long Gilt British	June 2017	USD	1,162,950	(14,849)
861	Nikkei 225 Index	June 2017	USD	148,295,133	5,140,011
675	S&P 500 E-Mini Index	June 2017	USD	80,341,875	294,232
(6,470)	S&P 500 E-Mini Index	June 2017	USD	770,091,750	(13,278,818)
141	U.S. Treasury Bonds (30 Year)	June 2017	USD	21,568,594	225,902
(638)	U.S. Treasury Bonds (30 Year)	June 2017	USD	97,594,063	(1,535,438)
2,534	U.S. Treasury Notes (2 Year)	June 2017	USD	548,888,159	(50,770)
(30)	U.S. Treasury Notes (2 Year)	June 2017	USD	6,498,281	(2,043)
2,819	U.S. Treasury Notes (5 Year)	June 2017	USD	333,787,219	123,644
(1,788)	U.S. Treasury Notes (5 Year)	June 2017	USD	211,710,375	(612,773)
3,584	U.S. Treasury Notes (10 Year)	June 2017	USD	450,576,000	4,704,000
(752)	U.S. Treasury Notes (10 Year)	June 2017	USD	94,540,500	(608,089)
(602)	U.S. Ultra Treasury Bonds	June 2017	USD	98,088,375	(1,329,086)
(28)	U.S. Ultra Treasury Notes (10 Year)	June 2017	USD	3,792,687	(37,625)
Total					$(7,703,511)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	38,172,100	USD	2,673,589	BNP Paribas S.A.	5/11/17	$175,757
CNH	2,051,425	USD	296,685	Australia & New Zealand Bank Group	5/15/17	214
EUR	230,000	USD	246,813	Deutsche Bank AG	5/19/17	4,003
USD	1,259,423	EUR	1,150,000	Nomura International PLC	5/19/17	5,345
USD	360,590	EUR	330,000	Deutsche Bank AG	6/06/17	387
ARS	56,805,000	USD	3,500,000	Citibank N.A.	6/28/17	80,975

						266,681

USD	354,296	EUR	331,000	Morgan Stanley & Co. International PLC	5/04/17	(6,376)
USD	2,566,192	ZAR	38,172,100	BNP Paribas S.A.	5/11/17	(283,155)
USD	13,142,465	CNH	91,083,854	Barclays Bank PLC	5/15/17	(39,944)
USD	3,814,163	EUR	3,510,000	Barclays Bank PLC	5/18/17	(13,300)
USD	1,955,981	EUR	1,800,000	Barclays Bank PLC	5/18/17	(6,820)
USD	960,212	EUR	900,000	Deutsche Bank AG	5/18/17	(21,189)
USD	1,941,330	EUR	1,810,000	Morgan Stanley & Co. International PLC	5/18/17	(32,376)
USD	3,905,017	EUR	3,620,000	UBS AG	5/18/17	(42,394)
USD	118,661	EUR	110,000	UBS AG	5/18/17	(1,288)
USD	161,068,657	EUR	151,080,000	Barclays Bank PLC	5/19/17	(3,684,451)
USD	105,513,403	EUR	98,970,000	Barclays Bank PLC	5/19/17	(2,413,623)
USD	331,955	EUR	310,000	Barclays Bank PLC	5/19/17	(6,100)

58	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	718,192	EUR	660,000	Barclays Bank PLC	5/19/17	$ (1,539)
USD	26,893,594	GBP	21,400,000	Barclays Bank PLC	5/19/17	(840,847)
USD	2,425,450	GBP	1,930,000	Barclays Bank PLC	5/19/17	(75,833)

						(7,469,235)
Net Unrealized Depreciation						$(7,202,554)

Exchange-Traded Options Purchased
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro STOXX 50 Index	Call	5/19/17	EUR	3,575.00	170	$45,555
S&P 500 Index	Call	5/19/17	USD	2,460.00	881	30,835
S&P 500 Index	Call	5/19/17	USD	2,450.00	733	32,985
S&P 500 Index	Call	6/16/17	USD	2,475.00	727	159,940
S&P 500 Index	Call	6/16/17	USD	2,425.00	708	775,260
S&P 500 Index	Put	6/16/17	USD	2,250.00	2,922	2,264,550
Total						$3,309,125

Centrally Cleared Credit Default Swaps - Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
ITRAXX.XO.27.V1	5.00%	6/20/22	EUR	1,520	$(39,271)

OTC Credit Default Swaps - Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Depreciation
Standard Chartered Bank PLC	1.00%	Morgan Stanley Capital Services LLC	12/20/20	EUR	840	$(18,290)	$16,832	$ (35,122)
Australia & New Zealand Banking Group Ltd.	1.00%	Barclays Bank PLC	12/20/20	USD	10,000	(236,007)	(19,862)	(216,145)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,161	4,023	20,300	(16,277)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	1,569	5,437	22,072	(16,635)
Total						$(244,837)	$39,342	$(284,179)

OTC Credit Default Swaps - Sell Protection
Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Hellenic Telecommunications Organization SA	5.00%	Goldman Sachs International	12/20/21	B+	EUR	310	$37,498	$17,173	$20,325
Garfunkelux Holdco 2 SA	5.00%	Credit Suisse International	6/20/22	B-	EUR	126	(8,497)	(8,408)	(89)
International Game Technology PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB+	EUR	290	41,320	31,638	9,682
Total							$70,321	$40,403	$29,918

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

BLACKROCK FUNDS II	APRIL 30, 2017	59

Schedule of Investments (continued)	BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,620,773,991	$111,227,732	$1,732,001,723
Common Stocks[1]	$1,474,397,957	1,349,270,176	—	2,823,668,133
Corporate Bonds[1]	—	3,271,276,666	781,412	3,272,058,078
Equity-Linked Notes[1]	—	1,648,510,966	48,731,961	1,697,242,927
Floating Rate Loan Interests[1]	—	812,283,339	49,885,728	862,169,067
Foreign Agency Obligations	—	175,711,388	—	175,711,388
Foreign Government Obligations	—	272,887,566	—	272,887,566
Investment Companies	544,001,431	—	—	544,001,431
Non-Agency Mortgage-Backed Securities	—	1,332,475,487	79,160,891	1,411,636,378
Participation Notes	—	16,785,305	—	16,785,305
Preferred Securities[1]	90,358,480	1,594,865,043	4,707,102	1,689,930,625
Rights[1]	—	16,858	—	16,858
U.S. Government Sponsored Agency Securities	—	153,133,132	—	153,133,132
U.S. Treasury Obligations	—	17,009,448	—	17,009,448
Short-Term Securities	850,108,883	—	—	850,108,883
Options Purchased:
Equity contracts	3,309,125	—	—	3,309,125
Unfunded Floating Rate Loan Interests[2]	—	5,045	—	5,045

Subtotal	$2,962,175,876	$12,265,004,410	$294,494,826	$15,521,675,112

Investments Valued at NAV[3]				396,364,176

Total Investments				$15,918,039,288

[1]	See above Schedule of Investments for values in each industry.

[2]	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.

[3]

As of April 30, 2017, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

60	BLACKROCK FUNDS II	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock Multi-Asset Income Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$30,007	—	$30,007
Equity contracts	$9,454,108	—	—	9,454,108
Foreign currency exchange contracts	348,500	266,681	—	615,181
Interest rate contracts	5,134,922	—	—	5,134,922
Liabilities:
Credit contracts	—	(323,539)	—	(323,539)
Equity contracts	(18,450,368)	—	—	(18,450,368)
Foreign currency exchange contracts	—	(7,469,235)	—	(7,469,235)
Interest rate contracts	(4,190,673)	—	—	(4,190,673)

Total	$(7,703,511)	$(7,496,086)	—	$(15,199,597)

[1]	Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended April 30, 2017, there were no transfer between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Common Stocks	Corporate Bonds	Equity- Linked Notes	Floating Rate Loan Interests	Non- Agency Mortgage- Backed Securities	Preferred Securities	Total
Assets:
Opening Balance, as of July 31, 2016	$210,376,148	$8,213	—	$15,493,102	$65,392,264	$110,622,439	$1,644,830	$403,536,996
Transfers into Level 3	1,883,400	—	$2,474,687	—	875,012	24,534,507	2,800,000	32,567,606
Transfers out of Level 3[1]	(145,283,197)	—	—	—	(22,842,017)	(6,612,928)	—	(174,738,142)
Other[2]	21,776,688	—	—	—	—	(21,776,688)	—	—
Accrued discounts/premiums	113,130	—	—	—	59,610	465,751	—	638,491
Net realized gain (loss)	645,561	42,635	9	90,000	(375,661)	589,137	—	991,681
Net change in unrealized appreciation (depreciation)[3]	945,446	—	(1,129,652)	992,792	691,891	1,017,568	60,116	2,578,161
Purchases	92,977,782	—	—	47,605,948	30,187,682	11,843,656	202,156	182,817,224
Sales	(72,207,226)	(50,848)	(563,632)	(15,449,881)	(24,103,053)	(41,522,551)	—	(153,897,191)

Closing Balance, as of April 30, 2017	$111,227,732	—	$781,412	$48,731,961	$49,885,728	$79,160,891	$4,707,102	$294,494,826

Net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017[3]	$1,114,741	—	$(1,129,652)	$1,126,013	$182,208	$1,278,853	$60,116	$2,632,279

[1]

As of July 31, 2016, the Fund used significant unobservable inputs in determining the value of certain investments. As of April 30, 2017, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at April 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK FUNDS II	APRIL 30, 2017	61

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: June 22, 2017